ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
12M	—	12 Month
12Y	—	12 Year
13Y	—	13 Year
1M	—	1 Month
1Y	—	1 Year
25M	—	25 Month
2Y	—	2 Year
36M	—	36 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
9Y	—	9 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
Bovespa Index	—	Bolsa de Valores de São Paulo Index
BTPN	—	Bank Tabungan Pensiunan Nasional
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Central of Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DAX	—	Deutscher Aktien Index
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD/ HONIA	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HTS	—	Harmonized Tariff Schedule
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange
KGaA	—	Kommanditgesellschaft auf Aktien
KLCI	—	Kuala Lumpur Composite Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTSCALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NOK	—	Norwegian Krone
NOWA	—	Norwegian Overnight Weighted Average
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO/PJSC	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PSQC/CBQ	—	Commercial Bank of Qatar
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAKP	—	Societe Anonyme Kuwaitienne pour le Partage dans les Investissements
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future

ABBREVIATIONS AND FOOTNOTES
SDR	—	Special Drawing Rights
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SORA	—	Singapore Overnight Rate Average
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds’ Annual Report for the total market values and percentages of net assets for 144A securities by fund as of December 31, 2023.

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
π	—	Century bond maturing in 2115.
~	—	Century bond maturing in 2121.
ψ	—	Century bond maturing in 2122.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2024.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	—	Rate shown reflects the effective yield as of March 31, 2024.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds’ Annual Report dated December 31, 2023).
Ø	—	7-day current yield as of March 31, 2024 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
INVESTMENT FOOTNOTES:
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at March 31, 2024 was $1,200,000.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WB	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,436,843	$69,591,595
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	18,022,216	228,521,696
GuideStone Global Bond Fund (Institutional Class)∞	4,475,103	38,664,889
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,391,227	77,078,198
GuideStone Equity Index Fund (Institutional Class)∞	2,533,830	135,939,979
GuideStone International Equity Index Fund (Institutional Class)∞	4,075,250	48,454,723
GuideStone Small Cap Equity Fund (Institutional Class)∞	603,255	10,749,995
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,249,433	20,919,724
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	413,298	3,686,620
GuideStone Strategic Alternatives Fund (Institutional Class)∞	738,356	6,933,167
Total Mutual Funds (Cost $635,766,074)		640,540,586
MONEY MARKET FUNDS — 1.8%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	7,762,944	7,762,944
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	4,906,192	4,906,192
Total Money Market Funds (Cost $12,669,136)		12,669,136

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bill
4.98%, 06/27/24	$325,000	$320,906
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	9,164,700	10,033,961
3.38%, 04/15/32	6,185,714	6,865,142
0.63%, 02/15/43	4,353,038	3,355,532
1.00%, 02/15/48	1,813,500	1,434,109
0.13%, 02/15/51	2,102,700	1,263,553
1.50%, 02/15/53	721,097	632,223
2.13%, 02/15/54	361,775	367,253
		23,951,773
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/26	1,528,852	1,464,921
0.13%, 07/15/26	13,098,301	12,561,040
0.38%, 07/15/27	5,742,990	5,469,176
0.63%, 07/15/32	6,719,295	6,105,201
1.38%, 07/15/33	1,564,885	1,505,003
		27,105,341
Total U.S. Treasury Obligations (Cost $55,480,405)		51,378,020
TOTAL INVESTMENTS — 100.2% (Cost $703,915,615)		704,587,742
Liabilities in Excess of Other Assets — (0.2)%		(1,059,841)
NET ASSETS — 100.0%		$703,527,901

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 94.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,332,781	$68,259,592
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	45,243,335	573,685,492
GuideStone Global Bond Fund (Institutional Class)∞	11,657,520	100,720,971
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	20,381,534	245,801,301
GuideStone Equity Index Fund (Institutional Class)∞	8,380,789	449,629,340
GuideStone International Equity Index Fund (Institutional Class)∞	13,964,225	166,034,629
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,238,812	39,895,620
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,684,601	71,466,792
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,525,752	13,609,709
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,939,053	18,207,712
Total Mutual Funds (Cost $1,667,768,849)		1,747,311,158
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	15,911,551	15,911,551
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	8,906,204	8,906,204
Total Money Market Funds (Cost $24,817,755)		24,817,755

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bill
4.98%, 06/27/24	$540,000	$533,198
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	13,808,022	15,117,697
3.38%, 04/15/32	9,365,448	10,394,133
0.63%, 02/15/43	6,573,154	5,066,905
1.00%, 02/15/48	2,720,251	2,151,164
0.13%, 02/15/51	3,180,705	1,911,347
1.50%, 02/15/53	1,094,615	959,705
2.13%, 02/15/54	532,613	540,678
		36,141,629
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/26	2,293,278	2,197,381
0.13%, 07/15/26	19,686,051	18,878,577
0.38%, 07/15/27	8,699,589	8,284,811
0.63%, 07/15/32	10,201,015	9,268,718
1.38%, 07/15/33	2,355,960	2,265,806
		40,895,293
Total U.S. Treasury Obligations (Cost $82,483,478)		77,570,120
TOTAL INVESTMENTS — 99.9% (Cost $1,775,070,082)		1,849,699,033
Other Assets in Excess of Liabilities — 0.1%		1,910,340
NET ASSETS — 100.0%		$1,851,609,373

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,318,988	$371,764,772
GuideStone Global Bond Fund (Institutional Class)∞	10,750,935	92,888,077
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	14,741,644	177,784,233
GuideStone Equity Index Fund (Institutional Class)∞	11,950,274	641,132,193
GuideStone International Equity Index Fund (Institutional Class)∞	20,819,657	247,545,716
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,620,128	64,510,676
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,476,660	106,732,937
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,165,756	19,318,539
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,533,986	14,404,132
Total Mutual Funds (Cost $1,582,944,083)		1,736,081,275
	Shares	Value
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	17,335,454	$17,335,454
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	4,761,566	4,761,566
Total Money Market Funds (Cost $22,097,020)		22,097,020
TOTAL INVESTMENTS — 100.0% (Cost $1,605,041,103)		1,758,178,295
Liabilities in Excess of Other Assets — (0.0)%		(396,586)
NET ASSETS — 100.0%		$1,757,781,709

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,096,571	$128,024,525
GuideStone Global Bond Fund (Institutional Class)∞	3,710,504	32,058,754
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,271,168	75,630,292
GuideStone Equity Index Fund (Institutional Class)∞	12,887,576	691,418,427
GuideStone International Equity Index Fund (Institutional Class)∞	22,981,100	273,245,278
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,138,107	73,741,060
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,653,632	117,678,782
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,275,747	20,299,660
Total Mutual Funds (Cost $1,202,450,262)		1,412,096,778
	Shares	Value
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	17,067,773	$17,067,773
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,317,653	1,317,653
Total Money Market Funds (Cost $18,385,426)		18,385,426
TOTAL INVESTMENTS — 100.1% (Cost $1,220,835,688)		1,430,482,204
Liabilities in Excess of Other Assets — (0.1)%		(778,430)
NET ASSETS — 100.0%		$1,429,703,774

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	2,100,251	$26,631,182
GuideStone Global Bond Fund (Institutional Class)∞	772,567	6,674,976
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,913,404	35,135,654
GuideStone Equity Index Fund (Institutional Class)∞	6,608,877	354,566,260
GuideStone International Equity Index Fund (Institutional Class)∞	11,828,027	140,635,243
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,146,527	38,251,102
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,506,933	60,514,472
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,184,900	10,569,312
Total Mutual Funds (Cost $574,390,553)		672,978,201
	Shares	Value
MONEY MARKET FUNDS — 0.9%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	5,458,925	$5,458,925
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,094,996	1,094,996
Total Money Market Funds (Cost $6,553,921)		6,553,921
TOTAL INVESTMENTS — 99.9% (Cost $580,944,474)		679,532,122
Other Assets in Excess of Liabilities — 0.1%		487,720
NET ASSETS — 100.0%		$680,019,842

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	14,508,045	$185,702,976
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,183,824	53,050,893
GuideStone Global Bond Fund (Institutional Class)∞	1,436,968	12,415,402
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,828,659	34,113,628
GuideStone Impact Bond Fund (Institutional Class)∞	1,718,126	16,700,188
GuideStone Impact Equity Fund (Institutional Class)∞	623,909	7,561,783
GuideStone Value Equity Index Fund (Institutional Class)∞	549,007	6,500,245
GuideStone Value Equity Fund (Institutional Class)∞	990,241	19,379,026
GuideStone Growth Equity Index Fund (Institutional Class)∞	451,108	6,450,848
GuideStone Growth Equity Fund (Institutional Class)∞	716,590	19,297,770
GuideStone Small Cap Equity Fund (Institutional Class)∞	84,891	1,512,753
GuideStone International Equity Fund (Institutional Class)∞	1,395,885	20,631,176
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	966,697	$8,990,279
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	415,531	3,706,532
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,215,622	20,804,686
Total Mutual Funds (Cost $413,125,969)		416,818,185
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	3,892,226	3,892,226
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,832,557	1,832,557
Total Money Market Funds (Cost $5,724,783)		5,724,783
TOTAL INVESTMENTS — 99.9% (Cost $418,850,752)		422,542,968
Other Assets in Excess of Liabilities — 0.1%		351,977
NET ASSETS — 100.0%		$422,894,945

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,504,853	$44,862,117
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	30,142,187	382,202,924
GuideStone Global Bond Fund (Institutional Class)∞	10,352,185	89,442,877
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,520,265	138,934,398
GuideStone Impact Bond Fund (Institutional Class)∞	2,065,202	20,073,764
GuideStone Impact Equity Fund (Institutional Class)∞	2,494,305	30,230,981
GuideStone Value Equity Index Fund (Institutional Class)∞	2,989,320	35,393,554
GuideStone Value Equity Fund (Institutional Class)∞	5,407,929	105,833,163
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,438,328	34,868,091
GuideStone Growth Equity Fund (Institutional Class)∞	3,921,120	105,595,755
GuideStone Small Cap Equity Fund (Institutional Class)∞	961,410	17,132,333
GuideStone International Equity Fund (Institutional Class)∞	8,489,118	125,469,167
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,836,307	$54,277,656
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,554,252	22,783,926
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,342,977	50,170,554
Total Mutual Funds (Cost $1,268,788,797)		1,257,271,260
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	17,245,166	17,245,166
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,656,838	1,656,838
Total Money Market Funds (Cost $18,902,004)		18,902,004
TOTAL INVESTMENTS — 100.0% (Cost $1,287,690,801)		1,276,173,264
Liabilities in Excess of Other Assets — (0.0)%		(35,308)
NET ASSETS — 100.0%		$1,276,137,956

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	946,966	$12,121,158
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,261,496	142,795,771
GuideStone Global Bond Fund (Institutional Class)∞	2,793,056	24,132,002
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,224,953	50,952,938
GuideStone Impact Bond Fund (Institutional Class)∞	1,726,711	16,783,629
GuideStone Impact Equity Fund (Institutional Class)∞	2,082,770	25,243,167
GuideStone Value Equity Index Fund (Institutional Class)∞	4,364,319	51,673,539
GuideStone Value Equity Fund (Institutional Class)∞	7,898,652	154,576,627
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,583,575	51,245,128
GuideStone Growth Equity Fund (Institutional Class)∞	5,714,812	153,899,886
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,796,503	32,013,682
GuideStone International Equity Fund (Institutional Class)∞	13,195,818	195,034,191
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,059,185	$84,250,424
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,329,374	29,698,013
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,789,312	26,191,639
Total Mutual Funds (Cost $1,008,196,162)		1,050,611,794
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	14,307,823	14,307,823
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	914,963	914,963
Total Money Market Funds (Cost $15,222,786)		15,222,786
TOTAL INVESTMENTS — 100.0% (Cost $1,023,418,948)		1,065,834,580
Other Assets in Excess of Liabilities — 0.0%		406,863
NET ASSETS — 100.0%		$1,066,241,443

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Impact Equity Fund (Institutional Class)∞	3,423,341	$41,490,891
GuideStone Value Equity Index Fund (Institutional Class)∞	5,953,134	70,485,111
GuideStone Value Equity Fund (Institutional Class)∞	10,765,103	210,673,067
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,879,482	69,776,599
GuideStone Growth Equity Fund (Institutional Class)∞	7,789,080	209,759,926
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,634,816	46,952,420
GuideStone International Equity Fund (Institutional Class)∞	18,366,428	271,455,806
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,578,124	116,976,550
Total Mutual Funds (Cost $950,764,885)		1,037,570,370
	Shares	Value
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	14,875,099	$14,875,099
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	881,500	881,500
Total Money Market Funds (Cost $15,756,599)		15,756,599
TOTAL INVESTMENTS — 100.2% (Cost $966,521,484)		1,053,326,969
Liabilities in Excess of Other Assets — (0.2)%		(1,692,337)
NET ASSETS — 100.0%		$1,051,634,632

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 2.8%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,792,300
2.25%, 08/15/29	1,000,000	893,802
2.17%, 10/29/29	750,000	666,680
1.30%, 02/03/31	870,000	700,265
1.68%, 09/17/35	2,300,000	1,676,714
Federal Home Loan Bank
1.04%, 06/14/24	1,000,000	990,474
5.00%, 02/28/25	3,400,000	3,395,438
2.06%, 09/27/29	1,000,000	885,634
2.18%, 11/06/29	750,000	661,122
1.61%, 01/27/33	600,000	468,696
Federal Home Loan Mortgage Corporation
5.36%, 11/22/24	2,300,000	2,298,792
4.20%, 08/28/25	1,300,000	1,287,177
5.50%, 02/13/26	2,500,000	2,498,054
5.70%, 03/06/26	4,000,000	4,000,098
Federal National Mortgage Association
0.74%, 08/25/27	2,000,000	1,761,485
0.81%, 09/25/28	1,000,000	853,146
Total Agency Obligations (Cost $24,836,969)		24,829,877
ASSET-BACKED SECURITIES — 21.7%
ACAS CLO, Ltd., Series 2015-1A, Class AR3
(Floating, CME Term SOFR 3M + 1.15%, 0.89% Floor), 6.45%, 10/18/28 144A †	126,125	126,295
AGL CLO 20, Ltd., Series 2022-20A, Class B
(Floating, CME Term SOFR 3M + 2.95%, 2.95% Floor), 8.27%, 07/20/35 144A †	250,000	250,879
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 7.00%, 01/21/37 144A †	430,000	430,919
Allegro CLO VII, Ltd., Series 2018-1A, Class A
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.68%, 06/13/31 144A †	439,979	440,170
Ally Auto Receivables Trust, Series 2024-1, Class A3
5.17%, 12/15/28	900,000	900,897
	Par	Value
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, CME Term SOFR 3M + 2.46%, 2.20% Floor), 7.78%, 01/28/31 144A †	$450,000	$450,230
Apidos CLO XII, Series 2013-12A, Class AR
(Floating, CME Term SOFR 3M + 1.34%), 6.66%, 04/15/31 144A †	2,408,558	2,410,837
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 7.08%, 04/20/31 144A †	250,000	250,007
Apidos CLO XXVI, Series 2017-26A, Class A1AR
(Floating, CME Term SOFR 3M + 1.16%, 0.90% Floor), 6.46%, 07/18/29 144A †	151,094	151,147
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A
(Floating, CME Term SOFR 1M + 1.46%, 1.46% Floor), 6.79%, 11/15/36 144A †	360,000	359,610
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.75%, 10/25/34 144A †	250,000	250,237
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	196,000	195,705
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 05/15/28	2,313,000	2,303,896
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	1,300,000	1,304,614
Bain Capital Credit CLO, Series 2018-1A, Class A1
(Floating, CME Term SOFR 3M + 1.22%, 0.26% Floor), 6.54%, 04/23/31 144A †	290,977	290,948
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 02/15/28 144A	1,400,000	1,407,613
Bank of America Auto Trust, Series 2023-2A, Class A3
5.74%, 06/15/28 144A	800,000	810,055
Barings CLO, Ltd., Series 2020-4A, Class B
(Floating, CME Term SOFR 3M + 1.81%, 1.55% Floor), 7.13%, 01/20/32 144A †	350,000	350,142

	Par	Value
BDS, Ltd., Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 6.51%, 06/16/36 144A †	$850,600	$841,007
BHG Securitization Trust, Series 2022-B, Class A
3.75%, 06/18/35 144A	7,139	7,128
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 6.66%, 07/15/31 144A †	281,985	282,211
BlueMountain Fuji U.S. CLO III, Ltd., Series 2017-3A, Class A2
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.73%, 01/15/30 144A †	250,000	250,603
BMW Vehicle Lease Trust, Series 2023-2, Class A3
5.99%, 09/25/26	2,000,000	2,016,931
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.59%, 08/19/38 144A †	2,147,977	2,124,557
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 7.58%, 09/15/35 144A †	1,300,000	1,299,875
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 03/15/27	2,700,000	2,636,219
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,000,000	996,698
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 05/15/28	707,000	698,798
CarMax Auto Owner Trust, Series 2022-4, Class A2A
5.34%, 12/15/25	390,772	390,612
CarMax Auto Owner Trust, Series 2023-2, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.17%, 06/15/26†	682,026	683,505
CarMax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 01/18/28	2,200,000	2,194,693
CarMax Auto Owner Trust, Series 2023-4, Class A2A
6.08%, 12/15/26	1,500,000	1,506,572
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	310,525	301,583
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,907,354	1,707,681
	Par	Value
Carvana Auto Receivables Trust, Series 2022-P2, Class A3
4.13%, 04/12/27	$1,967,480	$1,941,512
Carvana Auto Receivables Trust, Series 2023-P2, Class A3
5.42%, 04/10/28 144A	1,700,000	1,699,289
Carvana Auto Receivables Trust, Series 2023-P5, Class A3
5.62%, 01/10/29 144A	1,000,000	1,007,077
Carvana Auto Receivables Trust, Series 2024-P1, Class A3
5.05%, 04/10/29 144A	3,000,000	2,996,389
CCG Receivables Trust, Series 2022-1, Class A2
3.91%, 07/16/29 144A	1,609,336	1,590,282
Cedar Funding X CLO, Ltd., Series 2019-10A, Class BR
(Floating, CME Term SOFR 3M + 1.86%, 1.60% Floor), 7.18%, 10/20/32 144A †	250,000	249,748
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/15/32 144A	100,000	99,506
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	773,064	774,218
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	409,764	412,481
CIFC Funding, Ltd., Series 2017-5A, Class A1
(Floating, CME Term SOFR 3M + 1.44%), 6.76%, 11/16/30 144A †	1,017,349	1,018,575
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.72%, 07/15/34 144A †	250,000	250,528
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	377,000	377,354
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	384,752	382,925
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 6.24%, 06/25/52 144A †	162,590	157,888
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	95,321	83,761
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 7.22%, 05/25/55 144A †	507,066	514,723

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	$620,000	$614,610
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.18% on 06/25/36), 6.22%, 09/25/36 STEP	228,671	66,014
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 5.98%, 12/25/34†	532,740	519,267
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 09/22/28 144A	1,600,000	1,604,574
Dell Equipment Finance Trust, Series 2023-2, Class A3
5.65%, 01/22/29 144A	1,600,000	1,607,525
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,474,398
Diamond Issuer, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,564,212
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	697,000	687,674
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 06/15/28	228,000	227,779
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.60%, 04/15/29 144A †	149,853	149,928
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	126,226	121,365
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	56,351	50,181
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	2,940,326	2,548,562
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	366,466	350,850
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	510,428	521,980
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	2,226,778	2,227,069
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	1,041,948	1,043,510
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	366,000	365,678
	Par	Value
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	$50,000	$49,952
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	306,337	213,505
Flagship Credit Auto Trust, Series 2023-3, Class A3
5.44%, 04/17/28 144A	600,000	600,419
Flexential Issuer, Series 2021-1A, Class A2
3.25%, 11/27/51 144A	1,550,000	1,407,431
Ford Auto Securitization Trust II, Series 2023-AA, Class A1
5.21%, 06/15/25(C) 144A	515,834	380,755
Ford Credit Auto Lease Trust, Series 2023-B, Class A2A
5.90%, 02/15/26	2,000,000	2,003,379
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 08/15/25	328,570	328,519
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,447,229
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	1,269,000	1,286,495
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A	547,000	547,079
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	440,000	424,469
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	3,258,000	3,245,954
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.57%, 05/15/28 144A †	290,000	294,510
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	308,691
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	287,000	286,968
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 6.66%, 05/16/38 144A †	239,774	237,471
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	3,900,000	3,877,095
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	1,200,000	1,203,070

	Par	Value
GM Financial Revolving Receivables Trust, Series 2023-2, Class A
5.77%, 08/11/36 144A	$1,132,000	$1,171,044
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.90%, 12/11/36 144A	214,000	215,381
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A
2.90%, 04/15/26 144A	2,000,000	1,998,020
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,957,213
GoldenTree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.60%, 04/20/34 144A †	348,000	347,827
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	60,184	53,937
GoodLeap Sustainable Home Solutions Trust, Series 2022-3, Class A
4.95%, 07/20/49	413	412
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class A
6.50%, 07/20/55 144A	189,665	196,448
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 6.62%, 09/15/37 144A †	250,386	250,197
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,660,183
Honda Auto Receivables Owner Trust, Series 2023-4, Class A2
5.87%, 06/22/26	2,000,000	2,006,783
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.57%, 05/06/30 144A †	242,999	243,047
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	1,002,720
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 09/15/25 144A	2,032,537	2,031,698
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	409,000	403,594
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 02/15/29	900,000	900,923
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	2,002,606
	Par	Value
Kubota Credit Owner Trust, Series 2023-2A, Class A3
5.28%, 01/18/28 144A	$1,750,000	$1,755,929
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.64%, 12/13/38 144A †	1,538,237	1,520,518
Lendmark Funding Trust, Series 2023-1A, Class A
5.59%, 05/20/33 144A	130,000	129,373
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 6.74%, 07/15/36 144A †	1,511,216	1,507,866
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, CME Term SOFR 3M + 2.16%), 7.47%, 04/19/30 144A †	400,000	400,572
Madison Park Funding XIX, Ltd., Series 2015-19A, Class BR3
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 7.57%, 01/22/37 144A †	350,000	350,128
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
(Floating, CME Term SOFR 3M + 1.23%, 0.97% Floor), 6.55%, 07/27/31 144A †	948,469	948,474
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, CME Term SOFR 3M + 1.01%, 1.01% Floor), 6.33%, 04/15/29 144A †	1,032,953	1,033,162
Madison Park Funding XXXIV, Ltd., Series 2019-34A, Class BR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.24%, 04/25/32 144A †	250,000	250,228
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class BR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.23%, 07/15/33 144A †	250,000	250,237
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	116,049	114,369
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.17%, 01/21/27 144A †	2,100,000	2,110,270
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	2,200,000	2,206,238
MMAF Equipment Finance LLC, Series 2022-B, Class A2
5.57%, 09/09/25 144A	192,751	192,735

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	$134,685	$134,607
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.23%, 10/20/34 144A †	255,000	254,975
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	330,205	310,836
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 6.34%, 11/15/68 144A †	55,034	54,737
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	242,995	235,857
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	105,735	101,709
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 6.36%, 05/15/68 144A †	205,980	205,043
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	143,329	134,831
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	479,596	438,161
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	219,127	198,654
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	649,415	599,897
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.44%, 04/15/69 144A †	1,121,850	1,117,301
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	323,625	284,150
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,250,436	1,100,391
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2021-EA, Class A
0.97%, 12/16/69 144A	$823,503	$712,958
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	1,107,819	947,539
Navient Private Education Refinancing Loan Trust, Series 2022-A, Class A
2.23%, 07/15/70 144A	1,309,673	1,157,844
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%), 6.48%, 12/27/66 144A †	639,648	639,994
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.23%, 07/26/66 144A †	598,690	599,159
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	23,181	22,754
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	164,730	158,235
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 6.42%, 12/15/59 144A †	143,611	143,442
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	1,184,000	1,194,138
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.23%, 09/25/65 144A †	419,863	418,653
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	452,748	409,751
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	425,195	387,255
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class BR2
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 7.08%, 04/22/29 144A †	500,000	501,269
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.62%, 04/15/34 144A †	620,000	620,638

	Par	Value
Neuberger Berman Loan Advisers CLO 25, Ltd., Series 2017-25A, Class AR
(Floating, CME Term SOFR 3M + 1.19%, 0.93% Floor), 6.49%, 10/18/29 144A †	$230,519	$230,581
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, CME Term SOFR 3M + 1.18%, 0.92% Floor), 6.48%, 10/18/30 144A †	639,165	639,081
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	2,600,000	2,589,658
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, CME Term SOFR 3M + 1.96%, 1.70% Floor), 7.28%, 10/20/34 144A †	250,000	250,123
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.73%, 04/21/34 144A †	750,000	750,486
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	2,450,000	2,426,942
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,086,720
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	208,393
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,700,000	1,688,790
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,800,000	1,811,006
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	445,000	452,953
OneMain Financial Issuance Trust, Series 2023-2A, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.82%, 09/14/36 144A †	191,000	194,339
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.51%), 6.83%, 10/22/30 144A †	417,120	417,294
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	409,835
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.58%, 10/17/31 144A †	224,117	224,300
	Par	Value
PFP, Ltd., Series 2021-8, Class A
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.44%, 08/09/37 144A †	$476,519	$472,870
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	230,000	229,522
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	164,492
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,109,956
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,010,321
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,393,573
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	1,262,000	1,255,656
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	468,000	473,490
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	385,024	376,527
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 6.69%, 07/25/51 144A †	56,429	56,055
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	148,848	132,347
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.39%, 07/25/36 144A †	553,917	549,170
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	54,976	53,995
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	118,314	114,693
Regional Management Issuance Trust, Series 2021-2, Class A
1.90%, 08/15/33 144A	221,000	198,352
Regional Management Issuance Trust, Series 2022-2B, Class A
7.10%, 11/17/32 144A	140,000	141,448

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
RRX 4, Ltd., Series 2021-4A, Class A1
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.78%, 07/15/34 144A †	$900,000	$900,782
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	266,199	265,750
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	487,879	489,698
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	221,763	223,727
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	93,223	91,894
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.98%, 10/15/26	160,090	159,731
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	1,002,000	1,013,305
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3
5.93%, 07/17/28	1,400,000	1,421,107
SBNA Auto Lease Trust, Series 2023-A, Class A2
6.27%, 04/20/26 144A	2,500,000	2,511,621
SCCU Auto Receivables Trust, Series 2023-1A, Class A2
5.85%, 05/17/27 144A	500,000	500,632
Shelter Growth CRE Issuer, Ltd., Series 2023-FL5, Class A
(Floating, CME Term SOFR 1M + 2.75%, 2.75% Floor), 8.08%, 05/19/38 144A †	1,100,000	1,098,099
Signal Peak CLO 12, Ltd., Series 2022-12A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.84%, 07/18/34 144A †	350,000	351,920
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%), 6.88%, 04/25/37 144A †	400,000	400,791
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 5.99%, 06/15/33†	117,394	116,599
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 5.83%, 12/16/41†	115,741	114,025
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 10.19%, 10/15/41 144A †	68,057	73,161
	Par	Value
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, CME Term SOFR 1M + 1.61%), 6.94%, 05/15/31 144A †	$62,756	$62,839
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 6.16%, 01/15/37 144A †	183,083	182,310
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	503,353	472,610
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 6.27%, 09/15/37 144A †	50,335	50,056
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 6.29%, 09/15/54 144A †	1,417,027	1,411,412
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 6.17%, 01/15/53 144A †	465,604	453,116
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	150,507	140,578
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	730,798	663,378
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	1,198,194	1,099,974
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.12%, 10/15/58 144A †	704,990	718,327
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.82%, 01/15/53 144A †	320,027	323,341
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	177,499	179,301
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%), 6.77%, 03/15/56 144A †	240,000	241,385
SoFi Personal Loan
0.00%, 02/12/31	348,000	347,985
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	192,990	185,804

	Par	Value
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	$56,282	$53,570
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	50,905	49,428
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	238,014	223,866
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	145,692	125,028
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	1,273,025	1,084,355
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	105,925	103,570
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,476,979
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 6.94%, 04/25/35†	55,406	54,654
STWD, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.19% Floor), 6.52%, 07/15/38 144A †	63,346	63,235
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,212,408
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 09/21/26 144A	1,100,000	1,110,599
TICP CLO XIV, Ltd., Series 2019-14A, Class A2R
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.23%, 10/20/32 144A †	250,000	250,366
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	1,600,000	1,556,151
T-Mobile U.S. Trust, Series 2024-1A, Class A
5.05%, 09/20/29 144A	1,300,000	1,301,485
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A
4.93%, 06/25/36 144A	200,000	200,695
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A2A
5.28%, 05/15/26	2,253,103	2,250,573
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 08/15/28	800,000	809,236
	Par	Value
Toyota Lease Owner Trust, Series 2024-A, Class A3
5.25%, 04/20/27 144A	$1,200,000	$1,204,522
TRESTLES CLO III, Ltd., Series 2020-3A, Class A1
(Floating, CME Term SOFR 3M + 1.59%, 1.33% Floor), 6.91%, 01/20/33 144A †	1,050,000	1,050,329
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.25%, 0.99% Floor), 6.58%, 04/25/32 144A †	550,000	550,332
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 6.20%, 08/26/28 144A †	1,500,000	1,506,707
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.75%, 01/20/35 144A †	250,000	249,938
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	104,820	104,606
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26Δ	25,020	24,635
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2
3.19%, 07/15/44 144A	592,628	587,105
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, CME Term SOFR 3M + 1.14%), 6.46%, 04/15/27 144A †	53,784	53,795
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	830,000	830,025
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	113,332
Volkswagen Auto Lease Trust, Series 2024-A, Class A2B
(Floating, 0.47% - U.S. 30-Day Average SOFR), 0.00%, 12/21/26†	2,000,000	2,002,858
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A
5.72%, 03/22/27	2,500,000	2,506,758
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
6.13%, 11/15/27 144A	700,000	699,984
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	940,920
World Omni Auto Receivables Trust, Series 2022-D, Class A2A
5.51%, 03/16/26	441,667	441,697

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2A
5.47%, 11/17/25	$2,047,959	$2,046,710
Total Asset-Backed Securities (Cost $190,890,191)		188,582,884
CORPORATE BONDS — 19.8%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	110,000	110,980
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,575,128
AGCO Corporation
5.45%, 03/21/27	310,000	311,731
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	563,092
Allison Transmission, Inc.
4.75%, 10/01/27 144A Δ	590,000	568,994
Ally Financial, Inc.
5.75%, 11/20/25Δ	200,000	198,759
American Electric Power Co., Inc.
5.70%, 08/15/25	960,000	962,132
American Express Co.
2.55%, 03/04/27Δ	120,000	112,151
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,023,394
American Honda Finance Corporation
(Floating, U.S. SOFR Index + 0.78%), 6.13%, 04/23/25†	2,500,000	2,509,937
American Tower Corporation REIT
0.40%, 02/15/27(E)	300,000	295,824
3.55%, 07/15/27Δ	390,000	371,361
5.50%, 03/15/28	130,000	131,162
5.20%, 02/15/29	200,000	200,205
Aon Corporation
2.85%, 05/28/27Δ	79,000	73,969
Aon North America, Inc.
5.13%, 03/01/27	720,000	724,125
5.15%, 03/01/29	555,000	558,009
Ardagh Metal Packaging Finance U.S.A. LLC
3.25%, 09/01/28 144A Δ	290,000	250,862
Athene Global Funding
(Floating, U.S. SOFR Index + 0.70%), 6.07%, 05/24/24 144A †	700,000	700,378
5.52%, 03/25/27 144A	2,000,000	2,001,751
AutoZone, Inc.
5.05%, 07/15/26	1,230,000	1,232,622
Bank of America Corporation
(Variable, U.S. SOFR + 0.69%), 0.98%, 04/22/25^	1,555,000	1,550,415
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,200,000	2,171,349
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25^	1,860,000	1,808,133
(Floating, CME Term SOFR 3M + 1.03%), 6.30%, 02/05/26†	1,000,000	1,004,063
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	469,671
	Par	Value
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	$379,000	$360,440
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,040,000	1,035,324
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	320,000	297,596
(Variable, U.S. SOFR + 1.57%), 5.82%, 09/15/29Δ ^	380,000	390,019
Berry Global, Inc.
1.57%, 01/15/26	1,600,000	1,496,935
4.88%, 07/15/26 144A	500,000	490,435
Blue Owl Capital Corporation
3.75%, 07/22/25Δ	510,000	495,020
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	319,829
Boeing Co. (The)
2.20%, 02/04/26	604,000	565,868
Brighthouse Financial Global Funding
1.75%, 01/13/25 144A	1,330,000	1,285,868
Bristol-Myers Squibb Co.
4.90%, 02/22/29Δ	215,000	216,224
Broadcom Corporation
3.88%, 01/15/27	477,000	462,455
Campbell Soup Co.
5.20%, 03/19/27Δ	490,000	491,622
Cantor Fitzgerald LP
4.88%, 05/01/24 144A	1,800,000	1,798,183
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	968,370
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29^	200,000	205,851
Carnival Corporation
4.00%, 08/01/28 144A	375,000	349,508
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,266,253
Charles Schwab Corporation (The)
5.88%, 08/24/26	213,000	216,595
Citigroup, Inc.
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,000,000	977,681
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	1,395,000	1,397,906
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	340,000	319,970
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	570,000	567,843
Citizens Bank NA
(Variable, U.S. SOFR + 1.45%), 6.06%, 10/24/25^	1,000,000	996,221
Civitas Resources, Inc.
8.38%, 07/01/28 144A	710,000	748,448
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A	755,000	763,729
CommonSpirit Health
1.55%, 10/01/25	800,000	752,625
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	977,785

	Par	Value
Concentrix Corporation
6.65%, 08/02/26	$1,045,000	$1,053,917
Consumers Energy Co.
4.60%, 05/30/29Δ	185,000	183,000
Corebridge Financial, Inc.
3.50%, 04/04/25	2,000,000	1,958,944
3.65%, 04/05/27	600,000	573,366
Crown Castle, Inc. REIT
1.05%, 07/15/26Δ	280,000	254,711
CrownRock LP
5.63%, 10/15/25 144A	215,000	214,663
CVS Health Corporation
4.30%, 03/25/28	23,000	22,461
Daimler Truck Finance North America LLC
5.60%, 08/08/25 144A	700,000	700,761
5.15%, 01/16/26 144A	900,000	897,241
Delek Logistics Partners LP
8.63%, 03/15/29 144A Δ	470,000	480,262
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	720,000	729,618
Diamondback Energy, Inc.
3.25%, 12/01/26	112,000	107,435
3.50%, 12/01/29	255,000	236,150
DPL, Inc.
4.13%, 07/01/25	200,000	195,706
Duke Energy Corporation
4.85%, 01/05/29Δ	220,000	218,169
Edison International
4.70%, 08/15/25	230,000	227,305
Elevance Health, Inc.
3.65%, 12/01/27	20,000	19,146
Enact Holdings, Inc.
6.50%, 08/15/25 144A	580,000	580,470
Energy Transfer LP
4.05%, 03/15/25	562,000	553,812
2.90%, 05/15/25	235,000	228,201
6.05%, 12/01/26	1,330,000	1,358,064
5.63%, 05/01/27 144A	357,000	355,974
6.10%, 12/01/28	494,000	512,578
6.00%, 02/01/29 144A	100,000	100,963
EnLink Midstream Partners LP
4.15%, 06/01/25Δ	110,000	107,700
EQM Midstream Partners LP
6.50%, 07/01/27 144A	80,000	80,774
5.50%, 07/15/28	220,000	217,148
EQT Corporation
3.13%, 05/15/26 144A	1,400,000	1,330,494
5.00%, 01/15/29	57,000	55,892
Equinix, Inc. REIT
3.20%, 11/18/29	315,000	282,254
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,479,406
Eversource Energy
4.75%, 05/15/26	220,000	217,772
	Par	Value
2.90%, 03/01/27	$355,000	$334,005
Exelon Corporation
2.75%, 03/15/27	130,000	121,817
5.15%, 03/15/28	260,000	260,787
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,815,247
Fifth Third Bank NA
(Variable, U.S. SOFR Index + 1.23%), 5.85%, 10/27/25^	630,000	629,641
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	440,000	430,919
FirstEnergy Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	476,473
Ford Motor Credit Co. LLC
2.30%, 02/10/25	1,300,000	1,260,990
5.13%, 06/16/25	2,540,000	2,518,341
4.13%, 08/04/25	700,000	684,538
6.95%, 06/10/26	407,000	416,060
5.80%, 03/05/27	210,000	210,876
5.80%, 03/08/29Δ	580,000	582,366
FS KKR Capital Corporation
4.25%, 02/14/25 144A	880,000	865,807
GA Global Funding Trust
1.00%, 04/08/24 144A	2,500,000	2,497,550
1.63%, 01/15/26 144A	400,000	371,099
Gartner, Inc.
4.50%, 07/01/28 144A	130,000	124,000
General Mills, Inc.
5.24%, 11/18/25	135,000	134,660
General Motors Financial Co., Inc.
1.20%, 10/15/24Δ	500,000	488,139
3.50%, 11/07/24Δ	2,000,000	1,974,280
2.90%, 02/26/25	500,000	487,935
6.05%, 10/10/25	154,000	155,245
5.40%, 04/06/26	1,310,000	1,311,306
2.35%, 02/26/27	125,000	115,499
5.40%, 05/08/27	620,000	621,842
Georgia Power Co.
5.00%, 02/23/27	170,000	170,362
Glencore Funding LLC
5.34%, 04/04/27 144A	545,000	545,103
6.13%, 10/06/28 144A	89,000	92,066
5.37%, 04/04/29 144A	685,000	686,961
Global Payments, Inc.
1.20%, 03/01/26	1,000,000	925,432
Goldman Sachs Bank U.S.A.
(Variable, U.S. SOFR + 0.78%), 5.28%, 03/18/27^	1,310,000	1,309,585
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26Δ ^	810,000	775,925
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	1,755,000	1,761,508
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	653,000	608,242

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.77%), 6.48%, 10/24/29^	$306,000	$322,296
Golub Capital BDC, Inc.
3.38%, 04/15/24	575,000	574,735
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	198,149
HCA, Inc.
5.38%, 02/01/25	340,000	339,142
5.25%, 04/15/25	1,968,000	1,960,610
5.88%, 02/15/26	195,000	195,929
5.25%, 06/15/26	286,000	285,433
Healthpeak OP LLC REIT
1.35%, 02/01/27	125,000	112,912
HSBC U.S.A., Inc.
5.29%, 03/04/27	550,000	553,610
Huntington National Bank (The)
(Variable, U.S. SOFR + 1.22%), 5.70%, 11/18/25^	825,000	820,402
Hyundai Capital America
1.00%, 09/17/24 144A	485,000	474,564
6.25%, 11/03/25 144A	370,000	373,999
5.50%, 03/30/26 144A	1,300,000	1,301,844
5.65%, 06/26/26 144A	2,200,000	2,208,577
1.65%, 09/17/26 144A	330,000	302,065
Illumina, Inc.
5.80%, 12/12/25	300,000	300,585
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	1,000,000	936,459
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	195,441
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.98%), 3.85%, 06/14/25^	1,370,000	1,364,133
(Variable, CME Term SOFR 3M + 0.58%), 0.97%, 06/23/25^	1,000,000	988,466
(Floating, U.S. SOFR + 0.92%), 6.29%, 02/24/26† Δ	1,500,000	1,507,564
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26Δ ^	940,000	925,873
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	778,000	775,709
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	195,000	173,128
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	549,000	553,469
(Variable, U.S. SOFR + 1.57%), 6.09%, 10/23/29^	520,000	541,124
KeyBank NA
4.70%, 01/26/26	340,000	332,322
Kinder Morgan, Inc.
5.00%, 02/01/29	260,000	259,202
L3Harris Technologies, Inc.
5.40%, 01/15/27	471,000	474,777
4.40%, 06/15/28	156,000	151,974
5.05%, 06/01/29	250,000	249,259
Lennar Corporation
4.50%, 04/30/24Δ	1,000,000	998,897
Lockheed Martin Corporation
4.50%, 02/15/29	555,000	550,533
	Par	Value
Manufacturers & Traders Trust Co.
4.65%, 01/27/26Δ	$1,720,000	$1,683,872
Marathon Petroleum Corporation
4.70%, 05/01/25	100,000	99,198
Matador Resources Co.
5.88%, 09/15/26	305,000	305,274
Meritage Homes Corporation
5.13%, 06/06/27	580,000	573,125
Microchip Technology, Inc.
4.25%, 09/01/25Δ	103,000	101,361
5.05%, 03/15/29	300,000	300,128
Morgan Stanley
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	510,643
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	3,060,000	2,979,432
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	991,693
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	530,000	529,906
(Variable, U.S. SOFR + 1.63%), 5.45%, 07/20/29^	364,000	367,290
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/01/29^	105,000	110,201
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	1,655,000	1,649,482
Motorola Solutions, Inc.
2.30%, 11/15/30	300,000	251,967
MPLX LP
4.25%, 12/01/27	260,000	252,988
MPT Operating Partnership LP REIT
5.00%, 10/15/27Δ	350,000	295,671
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	101,709
4.15%, 09/12/27(E)	351,000	385,290
New Fortress Energy, Inc.
6.50%, 09/30/26 144A	185,000	178,276
Newmont Corporation
5.30%, 03/15/26 144A	550,000	551,661
NextEra Energy Capital Holdings, Inc.
(Floating, U.S. SOFR Index + 0.76%), 6.12%, 01/29/26† Δ	2,500,000	2,504,793
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	401,706
NiSource, Inc.
5.25%, 03/30/28	372,000	374,906
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24 144A Δ	655,000	640,299
Nordstrom, Inc.
2.30%, 04/08/24	250,000	249,939
Occidental Petroleum Corporation
8.50%, 07/15/27	390,000	423,244
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	220,000	215,310
OneMain Finance Corporation
7.13%, 03/15/26	580,000	591,235

	Par	Value
ONEOK, Inc.
5.55%, 11/01/26	$1,185,000	$1,196,658
5.65%, 11/01/28	124,000	126,900
Oracle Corporation
1.65%, 03/25/26	819,000	765,098
2.65%, 07/15/26Δ	76,000	71,974
Ovintiv, Inc.
5.65%, 05/15/25	960,000	960,465
Pacific Gas and Electric Co.
4.95%, 06/08/25	1,000,000	992,326
3.45%, 07/01/25	111,000	108,034
2.10%, 08/01/27	600,000	540,452
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 5.99%, 06/04/26 144A †	500,000	500,226
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	96,826
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	1,500,000	1,490,891
2.70%, 11/01/24 144A	1,105,000	1,085,640
1.20%, 11/15/25 144A	260,000	242,756
5.35%, 01/12/27 144A	300,000	300,479
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	24,000	22,385
Pioneer Natural Resources Co.
1.13%, 01/15/26	250,000	232,841
5.10%, 03/29/26	150,000	149,897
Plains All American Pipeline LP
4.50%, 12/15/26	1,900,000	1,866,861
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR Index + 1.09%), 4.76%, 01/26/27^	945,000	936,692
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	290,459
PRA Group, Inc.
7.38%, 09/01/25 144A	200,000	199,822
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	32,000	31,993
Qorvo, Inc.
1.75%, 12/15/24	620,000	602,824
Regal Rexnord Corporation
6.05%, 02/15/26 144A Δ	825,000	830,007
RTX Corporation
5.75%, 01/15/29	185,000	191,515
Ryder System, Inc.
2.85%, 03/01/27	310,000	290,891
5.30%, 03/15/27Δ	465,000	468,747
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	4,406,000	4,402,230
5.00%, 03/15/27	134,000	133,708
San Diego Gas & Electric Co.
4.95%, 08/15/28Δ	15,000	15,068
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,148,216
1.88%, 01/15/26 144A	680,000	635,188
	Par	Value
1.63%, 11/15/26 144A	$800,000	$724,607
Sempra
3.30%, 04/01/25	145,000	141,916
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A Δ	600,000	562,661
Solventum Corporation
5.40%, 03/01/29 144A	245,000	245,573
Sonoco Products Co.
2.25%, 02/01/27Δ	113,000	104,872
Southern California Edison Co.
5.65%, 10/01/28	45,000	46,346
Southern Co. (The)
4.48%, 08/01/24 STEP	457,000	454,770
Sprint LLC
7.13%, 06/15/24	567,000	568,217
7.63%, 03/01/26	153,000	158,188
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	111,250	110,670
Standard Industries, Inc.
5.00%, 02/15/27 144A Δ	580,000	563,549
Starwood Property Trust, Inc.
4.75%, 03/15/25Δ	585,000	576,412
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	33,719
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,586,432
Targa Resources Corporation
5.20%, 07/01/27	382,000	381,736
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	567,135
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A Δ	250,832	243,230
T-Mobile U.S.A., Inc.
2.25%, 02/15/26	416,000	393,514
2.63%, 04/15/26	217,000	206,355
3.75%, 04/15/27	326,000	314,155
4.85%, 01/15/29	285,000	283,134
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	585,047
U.S. Bancorp
(Variable, U.S. SOFR + 1.56%), 5.38%, 01/23/30^	185,000	185,922
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	522,675
UnitedHealth Group, Inc.
4.70%, 04/15/29	75,000	74,832
Viasat, Inc.
5.63%, 04/15/27 144A Δ	270,000	255,409
Viper Energy, Inc.
7.38%, 11/01/31 144A	1,465,000	1,524,305
Virginia Electric and Power Co.
3.80%, 04/01/28	83,000	79,752
Vistra Operations Co. LLC
5.63%, 02/15/27 144A	250,000	246,378
5.00%, 07/31/27 144A	200,000	193,838

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
VMware LLC
3.90%, 08/21/27	$225,000	$215,666
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A Δ	2,410,000	2,365,789
5.70%, 09/12/26 144A	1,710,000	1,728,350
5.30%, 03/22/27 144A	780,000	782,013
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,800,000	1,765,020
3.79%, 03/15/25	600,000	589,593
Wells Fargo & Co.
(Variable, CME Term SOFR 3M + 1.01%), 2.16%, 02/11/26^	2,500,000	2,425,892
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	1,420,000	1,394,224
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26Δ ^	505,000	498,763
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	724,000	733,008
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	230,000	229,636
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	210,000	210,382
Western Midstream Operating LP
4.65%, 07/01/26	63,000	61,858
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25	325,000	315,769
Williams Cos., Inc. (The)
5.40%, 03/02/26	874,000	876,939
Total Corporate Bonds (Cost $173,081,746)		171,973,864
FOREIGN BONDS — 10.6%
Australia — 0.8%
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A ^	800,000	779,953
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	858,931
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/25	1,000,000	976,165
3.63%, 04/28/26	1,600,000	1,543,455
Transurban Queensland Finance Pty., Ltd.
(Floating, Australian BBSW 3M + 2.05%), 6.40%, 12/16/24(A) †	720,000	472,344
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	1,900,000	1,864,536
3.70%, 09/15/26 144A	400,000	383,164
		6,878,548
Belgium — 0.0%
KBC Group NV
(Variable, Euribor 3M + 1.30%), 4.25%, 11/28/29(E) ^	100,000	110,590
Canada — 1.2%
Canadian Pacific Railway Co.
1.35%, 12/02/24Δ	951,000	925,023
	Par	Value
CDP Financial, Inc.
1.00%, 05/26/26 144A	$520,000	$480,065
CPPIB Capital, Inc.
0.50%, 09/16/24 144A	1,265,000	1,237,345
4.13%, 10/21/24 144A	2,200,000	2,185,377
Element Fleet Management Corporation
1.60%, 04/06/24 144A	315,000	314,837
Enbridge, Inc.
2.50%, 02/14/25	550,000	535,858
6.00%, 11/15/28Δ	230,000	239,370
Federation des Caisses Desjardins du Quebec
(Variable, U.S. SOFR Index + 1.09%), 5.28%, 01/23/26 144A ^	1,000,000	995,441
GFL Environmental, Inc.
3.75%, 08/01/25 144A	175,000	170,569
5.13%, 12/15/26 144A	175,000	172,029
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	626,957
4.00%, 04/20/28 144A	555,000	540,472
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A Δ	1,065,000	1,050,943
Rogers Communications, Inc.
3.20%, 03/15/27Δ	517,000	490,956
5.00%, 02/15/29Δ	400,000	397,687
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	328,358
		10,691,287
Denmark — 0.6%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	596,707
Nykredit Realkredit AS
2.00%, 01/01/25(D)	17,700,000	2,532,377
Realkredit Danmark A/S
1.00%, 01/01/25(D)	17,700,000	2,514,561
		5,643,645
France — 1.3%
Banque Federative du Credit Mutuel SA
5.90%, 07/13/26 144A	1,785,000	1,809,287
5.09%, 01/23/27 144A	650,000	649,825
Banque Stellantis France SACA
0.00%, 01/22/25(E)	100,000	104,746
BNP Paribas SA
3.38%, 01/09/25 144A	700,000	688,615
(Variable, CME Term SOFR 3M + 1.37%), 2.82%, 11/19/25 144A ^	1,500,000	1,471,445
BPCE SA
5.20%, 01/18/27 144A	250,000	250,658
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,820,980

	Par	Value
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	$250,000	$231,834
5.13%, 03/11/27 144A	1,300,000	1,301,536
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,729,531
Teleperformance SE
5.25%, 11/22/28(E)	200,000	222,044
		11,280,501
Germany — 0.4%
Deutsche Bank AG
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25^	2,800,000	2,762,268
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29^	170,000	177,937
Traton Finance Luxembourg SA
0.00%, 06/14/24(E)	100,000	107,042
0.13%, 11/10/24(E)	100,000	105,460
3.75%, 03/27/27(E)	300,000	324,082
Volkswagen Bank GmbH
2.50%, 07/31/26(E)	100,000	104,906
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	116,924
Volkswagen Leasing GmbH
0.38%, 07/20/26(E)	60,000	60,098
		3,758,717
Ireland — 0.5%
AerCap Ireland Capital DAC
2.88%, 08/14/24	150,000	148,292
1.65%, 10/29/24	2,585,000	2,522,381
3.50%, 01/15/25	350,000	344,123
CA Auto Bank SpA
0.00%, 04/16/24(E)	100,000	107,730
SMBC Aviation Capital Finance DAC
3.55%, 04/15/24 144A	800,000	799,208
		3,921,734
Israel — 0.2%
Israel Electric Corporation, Ltd.
5.00%, 11/12/24 144A	1,500,000	1,493,209
Italy — 0.1%
Eni SpA
3.63%, 05/19/27(E)	240,000	260,600
Telecom Italia SpA
5.30%, 05/30/24 144A	200,000	199,305
		459,905
Japan — 1.5%
Mitsubishi UFJ Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.59%, 10/01/24(A) †	2,000,000	1,306,308
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%), 5.72%, 02/20/26^	990,000	991,076
Mizuho Financial Group, Inc.
0.52%, 06/10/24(E)	100,000	107,213
	Par	Value
Nomura Holdings, Inc.
1.85%, 07/16/25	$2,700,000	$2,573,941
2.33%, 01/22/27	600,000	553,539
NTT Finance Corporation
4.37%, 07/27/27 144A Δ	200,000	196,648
Renesas Electronics Corporation
1.54%, 11/26/24 144A	1,245,000	1,208,767
Sumitomo Mitsui Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.60%, 10/16/24(A) †	1,000,000	653,231
1.47%, 07/08/25	1,100,000	1,047,664
5.46%, 01/13/26	1,700,000	1,706,799
Sumitomo Mitsui Trust Bank, Ltd.
5.65%, 09/14/26 144A	2,500,000	2,525,838
		12,871,024
Jersey — 0.0%
Aptiv PLC
2.40%, 02/18/25	355,000	344,717
Netherlands — 0.9%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 6.58%, 10/13/26 144A ^	600,000	606,268
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	916,069
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	117,087
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A Δ ^	1,000,000	912,254
Enel Finance International NV
2.65%, 09/10/24	500,000	492,990
6.80%, 10/14/25 144A	500,000	510,323
ING Groep NV
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	785,930
JDE Peet's NV
0.80%, 09/24/24 144A	430,000	419,406
LeasePlan Corporation NV
2.88%, 10/24/24 144A	2,600,000	2,558,149
NXP BV
2.70%, 05/01/25	50,000	48,536
4.30%, 06/18/29Δ	120,000	115,712
Sartorius Finance BV
4.25%, 09/14/26(E)	300,000	327,328
		7,810,052
Norway — 0.3%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	853,396

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
DNB Bank ASA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.13%, 09/16/26 144A ^	$1,000,000	$938,239
Var Energi ASA
7.50%, 01/15/28 144A	410,000	434,320
		2,225,955
Spain — 0.0%
Banco de Sabadell SA
(Variable, EUR Swap Rate 1Y + 1.60%), 4.00%, 01/15/30(E) ^	100,000	109,460
Sweden — 0.6%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25 144A Δ	2,000,000	1,881,780
(Floating, U.S. SOFR + 0.89%), 6.26%, 03/05/27 144A † Δ	500,000	501,299
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	769,604
Swedbank AB
5.34%, 09/20/27 144A	2,000,000	1,998,954
Volvo Treasury AB
0.00%, 05/09/24(E)	210,000	225,675
		5,377,312
Switzerland — 0.7%
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	3,000,000	3,011,404
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 4.70%, 08/05/27 144A ^	680,000	667,618
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.49%, 08/10/27 144A ^	350,000	318,443
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,712,257
		5,709,722
United Kingdom — 1.5%
Anglo American Capital PLC
3.75%, 06/15/29(E)	260,000	280,850
BAE Systems PLC
5.00%, 03/26/27 144A	685,000	684,138
Barclays PLC
4.38%, 01/12/26	700,000	687,327
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	969,720
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26^	900,000	895,837
(Variable, U.S. SOFR + 2.21%), 5.83%, 05/09/27^	304,000	304,867
	Par	Value
Informa PLC
2.13%, 10/06/25(E)	$485,000	$510,457
Lloyds Banking Group PLC
4.45%, 05/08/25	300,000	296,467
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,468,067
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	988,345
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	104,856
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	900,000	904,993
NatWest Markets PLC
(Floating, U.S. SOFR + 1.45%), 6.83%, 03/22/25†	1,500,000	1,514,465
Rolls-Royce PLC
5.75%, 10/15/27 144A	350,000	351,204
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	508,596
Smith & Nephew PLC
5.15%, 03/20/27	325,000	325,647
ST Engineering RHQ, Ltd.
1.50%, 04/29/25	2,699,000	2,586,342
		13,382,178
Total Foreign Bonds (Cost $93,112,371)		92,068,556
MORTGAGE-BACKED SECURITIES — 15.2%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.59%, 04/15/34 144A †	350,000	320,653
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 6.01%, 11/25/46†	532,405	147,071
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	281,606	259,465
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.58% on 09/25/27), 6.50%, 12/25/67 144A STEP	201,158	202,950
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	208,756	205,243
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.37%, 01/25/34† γ	19,408	17,990

	Par	Value
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	$610,000	$604,974
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1
(Step to 6.90% on 02/25/28), 5.90%, 01/25/64 144A STEP	411,369	411,541
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
5.89%, 01/25/34† γ	43,938	42,995
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.68%, 07/25/34† γ	43,106	38,420
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor), 6.32%, 09/25/31 144A †	141,984	141,971
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	1,000,000	947,085
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	197,311
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	371,518
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	268,117
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%), 6.67%, 03/15/41 144A †	350,000	350,612
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	452,019
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	449,174	452,617
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, CME Term SOFR 1M + 1.24%, 1.13% Floor), 6.57%, 10/15/37 144A †	994,000	990,206
BX Commercial Mortgage Trust, Series 2023-XL3, Class A
(Floating, CME Term SOFR 1M + 1.76%, 1.76% Floor), 7.09%, 12/09/40 144A †	545,000	549,288
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 7.02%, 02/15/39 144A †	110,000	109,725
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 6.77%, 02/15/39 144A †	509,000	510,394
	Par	Value
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 7.12%, 02/15/39 144A †	$700,000	$700,885
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%), 6.99%, 03/15/39 144A †	1,000,000	1,001,189
BX Trust, Series 2018-BILT, Class D
(Floating, CME Term SOFR 1M + 2.07%, 1.77% Floor), 7.39%, 05/15/30 144A †	235,000	234,555
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 6.72%, 06/15/36 144A †	150,000	145,969
BX Trust, Series 2023-DELC, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 8.02%, 05/15/38 144A †	510,000	517,461
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%), 6.74%, 04/15/29 144A †	165,000	164,801
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.34%, 03/15/26 144A †	190,000	190,236
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%), 8.29%, 03/15/26 144A †	80,000	80,146
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 7.95%, 09/15/28 144A †	490,000	495,961
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	893,962	870,790
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 6.34%, 07/25/49 144A †	33,002	31,887
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	67,420	60,035
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	302,937	295,218
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 7.92%, 08/15/36 144A †	335,000	336,617
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	201,674	190,612

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
COMM Mortgage Trust, Series 2013-CR8, Class B
3.60%, 06/10/46 144A † γ	$74,274	$72,322
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	36,463	36,133
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	150,581	148,270
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 7.58%, 11/25/39 144A †	772,491	778,361
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.87%, 10/25/41 144A †	1,050,000	1,054,942
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 7.12%, 02/25/44 144A †	500,000	502,346
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.86%, 01/15/49† IO γ	593,708	15,995
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	297,593	276,829
CSMC, Series 2021-980M, Class C
3.20%, 07/15/31 144A	150,000	135,226
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	267,207	249,270
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.15% on 05/25/24), 6.37%, 10/25/36 STEP	83,690	69,675
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.15% on 05/25/24), 6.39%, 10/25/36 STEP	83,690	69,674
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.52%, 07/15/38 144A †	1,554,235	1,554,745
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.32%, 11/25/41 144A †	3,000,000	3,020,535
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	504,395	491,884
3.00%, 01/01/27	1,525,449	1,485,593
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.18% Cap), 5.95%, 07/01/27†	741	736
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.23% Cap), 6.34%, 11/01/31†	$6,673	$6,605
3.00%, 12/01/31	158,935	150,668
3.50%, 04/01/32	89,746	86,017
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 5.25%, 04/01/32†	1,519	1,524
3.00%, 09/01/32	131,642	124,807
3.50%, 09/01/32	280,029	274,436
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.70% Cap), 5.18%, 06/01/33†	129,206	131,466
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.85% Cap), 5.50%, 08/01/35†	20,449	20,459
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.43% Cap), 5.59%, 09/01/35†	43,046	43,601
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 11.02% Cap), 5.88%, 10/01/35†	27,461	27,956
3.00%, 02/01/36	35,983	33,285
4.00%, 11/01/36	4,152	4,015
2.50%, 03/01/37	147,215	134,631
4.00%, 06/01/37	55,741	53,700
4.50%, 10/01/37	72,913	72,089
3.50%, 11/01/38	53,292	50,107
4.50%, 07/01/47	30,766	30,027
4.50%, 03/01/49	1,451,647	1,425,754
4.50%, 01/01/50	134,644	132,220
4.00%, 10/01/52	476,887	442,815
4.00%, 12/01/52	511,664	475,255
4.00%, 04/01/53	294,904	273,656
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.93%, 10/15/36†	538,181	533,011
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	7,454	7,361
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	74,796	73,714
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	10,433	10,359
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	212,437	193,352

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	$54,030	$52,970
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	181,643	169,394
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	277,859	268,894
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.88%, 06/15/49†	334,427	328,508
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	158,546	138,546
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	101,194	89,892
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	124,189	112,566
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	354,456	317,641
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	2,018,501	1,866,627
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,501,312	1,339,898
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	547,090	520,908
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,757,143	1,493,556
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.97%, 01/25/34 144A †	642,337	644,846
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.82%, 10/25/41 144A †	1,850,000	1,854,170
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.42%, 03/25/42 144A †	379,450	383,268
Federal National Mortgage Association
2.50%, 12/01/27	159,726	153,218
	Par	Value
3.00%, 09/01/30	$92,843	$88,525
3.00%, 02/01/31	607,514	577,329
3.00%, 04/01/31	9,537	9,058
1.50%, 06/01/31	1,706,641	1,554,207
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.11%, 09/01/31†	14,252	14,160
2.50%, 10/01/31	221,070	207,077
2.50%, 11/01/31	517,949	484,361
2.50%, 01/01/32	3,613	3,389
3.00%, 03/01/32	348,358	329,529
3.00%, 07/01/32	353,267	334,142
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.31%, 1.31% Floor, 11.27% Cap), 6.81%, 08/01/32†	70,148	69,892
3.00%, 11/01/32	35,618	33,613
3.00%, 12/01/32	362,346	342,543
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.73% Cap), 6.38%, 12/01/32†	183,645	181,752
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.16%, 06/01/33†	3,322	3,326
4.00%, 09/01/33	670,408	654,221
3.00%, 02/01/34	689,749	652,218
4.00%, 05/01/34	331,793	326,665
3.00%, 02/01/35	85,231	80,570
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 5.96%, 02/01/35†	17,826	17,853
3.00%, 09/01/35	63,829	59,057
2.50%, 02/01/36	113,036	103,770
2.50%, 12/01/36	84,756	77,804
3.50%, 05/01/37	360,072	346,013
4.00%, 07/01/37	20,234	19,465
4.50%, 08/01/37	492,292	488,432
4.00%, 09/01/37	24,835	23,881
4.50%, 10/01/37	826,431	817,227
5.00%, 10/01/37	39,996	40,264
4.50%, 11/01/37	52,726	52,375
5.00%, 02/01/38	1,701,825	1,718,124
4.00%, 03/01/38	17,189	16,482
4.50%, 05/01/38	61,464	60,940
5.50%, 05/01/38	116,864	119,262
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.49% Cap), 5.78%, 05/01/38†	365,648	376,089
6.28%, 08/01/42†	110,411	109,664
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.74%, 1.74% Floor, 8.76% Cap), 5.66%, 09/01/42†	83,438	86,124

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.75% Cap), 5.62%, 07/01/43†	$130,586	$134,648
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 6.28%, 07/01/44†	33,790	33,741
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.25% Cap), 6.28%, 10/01/44†	28,331	27,970
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 7.85% Cap), 5.84%, 06/01/45†	161,126	162,871
4.50%, 03/01/47	90,923	88,685
4.50%, 05/01/47	271,507	264,516
4.50%, 07/01/47	36,891	35,967
4.50%, 11/01/47	304,573	296,449
4.50%, 06/01/48	49,079	48,183
4.50%, 11/01/48	151,822	149,048
4.50%, 02/01/49	466,321	458,348
4.50%, 04/01/49	132,060	129,802
4.00%, 09/01/52	1,176,193	1,092,006
4.00%, 11/01/52	591,095	548,791
4.00%, 12/01/52	386,947	359,253
4.00%, 01/01/53	721,441	669,477
4.00%, 02/01/53	669,222	621,532
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 5.86%, 10/25/36†	86,594	85,661
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 5.98%, 10/25/37†	296,076	293,850
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	22,763	22,413
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.88%, 07/25/42†	94,910	93,505
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 5.76%, 06/25/55†	98,620	97,045
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 5.75%, 03/25/46†	463,414	458,340
	Par	Value
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 5.89%, 07/25/46†	$567,562	$561,601
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	77,980	76,161
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.93%, 07/25/49†	445,444	438,518
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.75%, 09/25/49†	688,203	667,820
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.79%, 10/25/59†	688,244	687,489
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	619,322	580,149
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	501,499	436,595
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 6.00%, 09/25/52†	1,803,894	1,775,523
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.02%, 10/25/30† IO γ	590,086	30,210
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	177,206	170,835
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 5.70%, 08/25/31†	110,364	112,164
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 6.43%, 05/25/43†	289,068	293,717

	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.49%, 07/25/44†	$212,846	$197,434
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.98%, 06/25/34† γ	59,932	55,887
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	498,055
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,107,108	1,066,375
FREMF Mortgage Trust, Series 2015-K45, Class B
3.60%, 04/25/48 144A † γ	250,000	244,843
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	190,275	166,380
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 5.81%, 12/16/67(U) 144A †	614,503	775,486
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.88%, 05/20/24†	81	81
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.63%, 07/20/25†	3,047	3,024
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.63%, 08/20/25†	948	940
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/25†	3,510	3,466
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.75%, 12/20/26†	8,189	8,120
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.63%, 07/20/27†	208	205
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.75%, 10/20/27†	3,314	3,278
8.50%, 10/15/29	12,620	12,571
8.50%, 04/15/30	750	751
8.50%, 05/15/30	36,426	36,591
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.88%, 05/20/30†	$7,539	$7,471
8.50%, 07/15/30	13,487	13,506
8.50%, 08/15/30	2,214	2,206
8.50%, 11/15/30	2,339	2,330
8.50%, 12/15/30	1,990	1,981
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.74%, 05/20/37†	41,938	41,800
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 6.04%, 02/20/61†	143,428	143,480
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 5.25%, 05/20/63†	254,802	253,848
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 6.21%, 02/20/66†	3,913	3,898
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 6.21%, 10/20/66†	975,793	978,746
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	78,365	71,238
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 4.96%, 04/20/67†	1,318,227	1,327,285
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.46%, 04/20/67†	1,570,454	1,580,965
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	455,510	355,274
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	74,401	64,500
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 6.07%, 10/20/72†	743,435	739,018

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 6.30%, 09/20/73†	$2,506,521	$2,524,555
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 5.98%, 11/25/45†	46,256	40,457
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.80%, 01/25/37†	204,592	179,315
GS Mortgage Securities Corporation II, Series 2023-SHIP, Class B
4.94%, 09/06/26 144A † γ	1,200,000	1,173,876
GS Mortgage Securities Corporation Trust, Series 2022-GTWY, Class A
(Floating, CME Term SOFR 1M + 3.40%, 3.19% Floor), 8.73%, 09/15/27 144A †	1,600,000	1,609,742
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 03/15/28 144A †	440,000	442,140
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 8.12%, 03/15/28 144A †	375,000	376,907
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.15%, 08/10/44 144A † γ	191,478	185,871
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	157,467	133,138
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A † γ	502,800	405,805
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
6.10%, 09/25/34† γ	40,236	39,192
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.08%, 09/25/35† γ	27,180	25,347
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.05% on 05/25/24), 5.08%, 07/25/67 144A STEP	139,728	138,143
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.82%, 09/25/46†	261,186	221,768
	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 5.98%, 06/25/37†	$91,090	$107,490
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	176,037
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.32%, 02/25/35† γ	6,928	6,369
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	120,323	102,389
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 6.00%, 06/25/50 144A †	10,646	10,554
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	155,256	144,112
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	255,769	246,358
JP Morgan Mortgage Trust, Series 2021-7, Class A3
2.50%, 11/25/51 144A † γ	1,010,482	815,550
JP Morgan Mortgage Trust, Series 2022-INV3, Class A3B
3.00%, 09/25/52 144A † γ	339,305	284,187
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A † γ	430,394	412,551
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	32,836	32,672
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	188,967	183,545
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,442,504	1,404,827
KSL Commercial Mortgage Trust, Series 2023-HT, Class A
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 7.62%, 12/15/36 144A †	230,000	231,862
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.14%, 03/15/38 144A †	982,970	972,642

	Par	Value
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 5.78%, 12/25/36†	$215,174	$184,093
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 8.02%, 08/15/28 144A †	206,513	209,097
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.57%, 12/25/33† γ	16,168	15,837
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3
3.00%, 04/25/52 144A † γ	416,400	350,055
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 6.40%, 12/15/34 144A †	110,000	109,268
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	241,154	208,113
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	675,852	598,546
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.78% on 10/25/27), 6.78%, 10/25/58 144A STEP	175,713	176,794
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.62% on 09/25/27), 6.62%, 07/25/68 144A STEP	487,471	492,215
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	289,087	289,295
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	157,842	155,162
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	279,576	276,901
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	927,958
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	519,115
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.65%, 12/15/49† IO γ	1,754,164	25,812
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, CME Term SOFR 1M + 1.28%, 1.17% Floor), 6.61%, 12/15/38 144A †	1,000,000	948,064
	Par	Value
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 7.15%, 03/15/35 144A †	$1,286,363	$1,287,181
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A † γ	1,581,061	1,498,132
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	466,629	442,503
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	702,752	668,276
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	762,890	719,670
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	352,436	326,596
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	981,472	918,275
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.92%, 04/25/34 144A †	347,121	347,335
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 6.34%, 01/25/60 144A †	390,474	386,944
OBX Trust, Series 2022-INV3, Class A1
3.00%, 02/25/52 144A † γ	187,446	158,047
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	1,218,811	1,230,146
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.14%, 03/15/36 144A †	1,900,000	1,854,431
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.39%, 01/15/36 144A †	240,000	234,260
OPEN Trust, Series 2023-AIR, Class A
(Floating, CME Term SOFR 1M + 3.09%, 3.09% Floor), 8.41%, 10/15/28 144A †	114,823	115,407
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	287,069	244,614

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PRKCM Trust, Series 2023-AFC3, Class A1
(Step to 7.41% on 09/25/27), 6.58%, 09/25/58 144A STEP	$512,168	$516,133
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	98,576	94,498
Radnor RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.17%, 11/25/31 144A †	65,465	65,505
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Interest Rate + 1.25%), 6.47%, 06/20/70(U) 144A †	510,759	645,895
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, CME Term SOFR 1M + 0.76%), 6.09%, 02/03/53 144A †	361,791	361,792
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	3,679	3,576
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	513,731	467,260
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	181,056	171,230
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	220,437	208,857
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	17,081	15,684
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.30% on 05/25/24), 5.35%, 08/25/62 144A STEP	114,184	113,613
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	133,816	125,715
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	86,826	80,312
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.74%, 09/25/34†	35,910	31,174
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.94%, 07/19/35†	18,988	17,510
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 6.00%, 02/25/36†	$124,166	$101,260
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.49%, 04/15/34 144A †	1,334,760	1,325,834
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.27% on 05/25/24), 6.51%, 07/25/37 STEP	159,281	60,359
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 6.37%, 10/20/51(U) 144A †	522,690	660,008
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.57%, 07/20/45(U) 144A †	1,295,918	1,637,234
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.49%, 10/25/53 144A † γ	707,517	701,599
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	445,043	433,658
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	493,949	479,056
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	725,246	709,984
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	428,851	401,583
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,427,413	1,264,762
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	567,362	536,589
Trinity Square PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.85%), 6.07%, 07/15/59(U) 144A †	747,376	943,948
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	531,884	509,415
Uniform Mortgage Backed Securities
5.00%, 05/01/53 TBA	17,900,000	17,485,902
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	829,432	698,934

	Par	Value
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	$143,835	$130,182
Verus Securitization Trust, Series 2022-2, Class A1
4.26%, 02/25/67 144A STEP	266,854	249,879
Verus Securitization Trust, Series 2022-3, Class A1
(Step to 4.07% on 05/25/24), 4.13%, 02/25/67 144A STEP	350,380	329,685
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	392,961	394,795
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.49%, 06/25/42†	2,183	1,998
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
5.55%, 08/25/33† γ	53,953	51,023
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 6.06%, 01/25/45†	85,858	84,141
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.83%, 01/25/47†	132,172	115,172
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 6.07%, 06/25/46†	269,483	239,750
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.44%, 02/25/37† γ	104,049	88,965
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.31%, 05/25/37† γ	131,220	101,049
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.93%, 05/25/47†	35,559	30,814
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	435,000	424,690
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 6.99%, 01/15/59 144A †	$2,000,000	$1,983,529
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	63,320	54,128
Total Mortgage-Backed Securities (Cost $136,062,408)		132,256,396
MUNICIPAL BONDS — 0.5%
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	977,094
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	3,210,000	3,240,877
Total Municipal Bonds (Cost $4,210,000)		4,217,971
U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bills
5.24%, 06/06/24Ω ‡‡	61,000	60,417
5.04%, 08/08/24Ω	6,000,000	5,889,947
		5,950,364
U.S. Treasury Bonds
7.50%, 11/15/24	2,000,000	2,030,608
U.S. Treasury Inflationary Indexed Notes
0.25%, 01/15/25Δ	21,224,882	20,863,753
U.S. Treasury Notes
4.25%, 09/30/24Δ	8,600,000	8,557,123
0.63%, 10/15/24Δ	4,000,000	3,903,149
2.63%, 04/15/25	6,245,000	6,095,646
2.75%, 05/15/25	10,310,000	10,063,527
3.00%, 07/15/25	20,045,000	19,580,285
4.63%, 02/28/26Δ	2,400,000	2,398,781
3.75%, 04/15/26	11,834,000	11,634,301
3.63%, 05/15/26	4,435,000	4,348,899
4.13%, 06/15/26	12,090,000	11,976,184
4.50%, 07/15/26	12,060,000	12,047,280
4.38%, 08/15/26	32,363,000	32,253,016
4.63%, 09/15/26	9,970,000	9,996,483
4.63%, 10/15/26	10,200,000	10,233,867
4.63%, 11/15/26	10,740,000	10,779,856
4.00%, 01/15/27	18,905,000	18,687,149
4.13%, 02/15/27	17,035,000	16,899,918
4.25%, 03/15/27	11,300,000	11,252,770

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.88%, 10/31/28Δ	$400,000	$410,328
		201,118,562
Total U.S. Treasury Obligations (Cost $231,076,595)		229,963,287

	Shares
MONEY MARKET FUNDS — 5.5%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø §	5,148,618	5,148,618
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø ∞	34,656,793	34,656,793
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	7,987,483	7,987,483
Total Money Market Funds (Cost $47,792,894)		47,792,894

Par
REPURCHASE AGREEMENTS — 1.8%
Citigroup Global Markets, Inc.
5.39% (dated 03/28/24, due 04/02/24, repurchase price $6,004,492, collateralized by U.S. Treasury Notes, 0.875%, due 06/30/2026, total market value $6,630,000)	$6,000,000	6,000,000
	Par	Value
Deutsche Bank Securities, Inc.
5.43% (dated 03/28/24, due 04/01/24, repurchase price $10,007,542, collateralized by U.S. Treasury Bonds, 4.000%, due 11/15/52, total market value $10,756,000)	$10,000,000	$10,000,000
Total Repurchase Agreements (Cost $16,000,000)		16,000,000
TOTAL INVESTMENTS —104.3% (Cost $917,063,174)		907,685,729
Liabilities in Excess of Other Assets — (4.3)%		(37,405,653)
NET ASSETS — 100.0%		$870,280,076

Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2024	(23)	$(2,934,202)	$(15,450)
Euro-Bund	06/2024	(1)	(143,897)	(1,595)
Euro-Schatz	06/2024	7	798,241	66
10-Year Commonwealth Treasury Bond	06/2024	61	4,633,965	(1,748)
10-Year U.S. Treasury Note	06/2024	(108)	(11,966,063)	(41,164)
U.S. Treasury Long Bond	06/2024	(20)	(2,408,750)	(50,937)
Ultra 10-Year U.S. Treasury Note	06/2024	(275)	(31,517,578)	(241,713)
Ultra Long U.S. Treasury Bond	06/2024	(42)	(5,418,000)	(144,002)
2-Year U.S. Treasury Note	06/2024	1,358	277,689,781	(189,944)
5-Year U.S. Treasury Note	06/2024	(137)	(14,661,141)	(72,360)
Total Futures Contracts outstanding at March 31, 2024			$214,072,356	$(758,847)
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/24	U.S. Dollars	18,275,716	British Pounds	14,397,000	BNP	$104,541
04/02/24	U.S. Dollars	1,281,584	Swedish Kronor	13,420,000	BNP	27,848
06/20/24	U.S. Dollars	1,959,317	Euro	1,791,717	UBS	19,884
05/02/24	U.S. Dollars	1,272,279	Swedish Kronor	13,403,186	MSCS	18,499
06/20/24	U.S. Dollars	1,986,676	Euro	1,818,283	TD	18,487
04/02/24	U.S. Dollars	1,284,191	Swiss Francs	1,142,000	JPM	17,905

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/24	British Pounds	10,798,000	U.S. Dollars	13,613,395	RBS	$15,302
05/02/24	U.S. Dollars	4,556,504	British Pounds	3,599,000	BNP	13,229
04/02/24	U.S. Dollars	1,284,410	Euro	1,184,000	BNP	7,051
05/02/24	U.S. Dollars	1,283,816	Euro	1,184,000	DEUT	4,818
05/02/24	U.S. Dollars	1,178,990	Australian Dollars	1,802,285	UBS	3,448
06/20/24	U.S. Dollars	236,714	Canadian Dollars	320,000	RBC	194
Subtotal Appreciation						$251,206
05/02/24	U.S. Dollars	38,068	Australian Dollars	58,407	HSBC	$(29)
04/02/24	Canadian Dollars	359,000	U.S. Dollars	265,190	BNP	(157)
04/02/24	U.S. Dollars	218,380	Australian Dollars	335,745	BNP	(408)
05/02/24	Japanese Yen	359,907,505	U.S. Dollars	2,390,014	JPM	(797)
05/02/24	U.S. Dollars	1,646,386	Canadian Dollars	2,232,441	HSBC	(2,490)
04/02/24	U.S. Dollars	1,915,103	Canadian Dollars	2,600,226	MSCS	(4,520)
04/02/24	U.S. Dollars	2,367,342	Australian Dollars	3,644,947	HSBC	(7,888)
01/02/25	U.S. Dollars	5,188,926	Danish Kroner	35,400,000	RBS	(11,389)
04/02/24	Australian Dollars	2,120,000	U.S. Dollars	1,401,604	GSC	(20,106)
04/02/24	Japanese Yen	362,589,006	U.S. Dollars	2,417,366	MSCS	(22,142)
Subtotal Depreciation						$(69,926)
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$181,280
Swap Agreements outstanding at March 31, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.42 Index (Pay Quarterly)	(1.00)%	6/20/2029	USD	6,755,000	$(154,773)	$(147,200)	$(7,573)
					$(154,773)	$(147,200)	$(7,573)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	5,300,000	$82,467	$—	$82,467
Subtotal Appreciation					$82,467	$ —	$82,467
0.23% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	11/24/2025	JPY	918,021,220	$(2,378)	$—	$(2,378)
Subtotal Depreciation					$(2,378)	$ —	$(2,378)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2024					$80,089	$ —	$80,089
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,361,905
3.30%, 05/19/32	1,310,000	1,214,282
2.85%, 03/28/34	2,880,000	2,511,850
1.70%, 04/23/35	3,800,000	2,865,453
3.08%, 03/30/37	1,770,000	1,512,712
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,657,768
0.65%, 10/27/25	7,200,000	6,740,179
0.80%, 10/28/26‡‡	7,200,000	6,557,644
Federal National Mortgage Association
6.63%, 11/15/30Δ	670,000	757,184
Tennessee Valley Authority
3.50%, 12/15/42	500,000	415,854
Tennessee Valley Authority Principal Strip
2.25%, 04/01/56Ω	1,000,000	201,807
Total Agency Obligations (Cost $35,218,369)		31,796,638
ASSET-BACKED SECURITIES — 11.3%
37 Capital CLO 1, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.78%, 10/15/34 144A †	1,300,000	1,300,262
522 Funding CLO, Ltd., Series 2020-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.73%, 10/23/34 144A †	610,000	610,268
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	721,207	654,862
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	796,476	698,737
AB BSL CLO 4, Ltd., Series 2023-4A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.32%, 04/20/36 144A †	320,000	323,413
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 5.84%, 03/25/37†	2,245,525	934,658
AGL CLO 13, Ltd., Series 2021-13A, Class A1
(Floating, CME Term SOFR 3M + 1.42%, 1.16% Floor), 6.74%, 10/20/34 144A †	950,000	950,979
	Par	Value
AIMCO CLO 22, Ltd., Series 2024-22A, Class A
(Floating, 1.50% - CME Term SOFR 3M), 0.00%, 04/19/37 144A †	$850,000	$850,936
AIMCO CLO, Series 2017-AA, Class AR
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.63%, 04/20/34 144A †	500,000	499,103
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,233,590	1,205,366
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,094,037
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	552,656	535,988
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,474,888	1,352,906
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,115,000	1,803,453
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	1,975,000	1,934,918
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 6.12%, 01/25/36†	1,573,556	1,543,806
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 13.02%, 01/25/36 144A †	1,000,000	1,004,335
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.27%), 6.59%, 04/30/31 144A †	956,109	957,360
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	898,479
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.80%, 04/15/33 144A †	1,500,000	1,501,984
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.63%, 04/20/34 144A †	540,000	540,608

	Par	Value
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	$643,500	$619,880
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.77%, 01/15/37 144A †	1,500,000	1,497,689
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,351,000	1,251,846
AREIT Trust, Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.52%, 11/17/38 144A †	1,860,186	1,855,448
Ares Loan Funding IV, Ltd., Series 2023-ALF4A, Class A1
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 7.10%, 10/15/36 144A †	730,000	732,030
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A
6.02%, 02/20/30 144A	560,000	579,173
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	910,000	917,327
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,003,544
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	730,000	731,798
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	1,190,000	1,192,399
Bain Capital Credit CLO, Ltd., Series 2023-3A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 7.12%, 07/24/36 144A †	1,750,000	1,762,600
Balboa Bay Loan Funding, Ltd., Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.22%, 04/20/35 144A †	4,400,000	4,428,505
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, CME Term SOFR 3M + 3.41%), 8.73%, 04/20/31 144A †	750,000	751,901
	Par	Value
Ballyrock CLO, Ltd., Series 2019-2A, Class A1RR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.72%, 02/20/36 144A †	$500,000	$498,927
Bank of America Auto Trust, Series 2023-2A, Class A2
5.85%, 08/17/26 144A	1,075,000	1,077,539
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,385,643
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 6.22%, 08/15/28†	1,600,000	1,611,306
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 9.27%, 01/20/37 144A †	1,325,000	1,337,179
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.58%, 04/20/34 144A †	1,500,000	1,500,038
BCRED MML CLO LLC, Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.97%, 04/20/35 144A †	820,000	820,516
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	671,633	275,075
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,086,708	871,751
Birch Grove CLO 7, Ltd., Series 2023-7A, Class A1
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 7.18%, 10/20/36 144A †	570,000	573,538
Birch Grove CLO 8, Ltd., Series 2024-8A, Class A1
(Floating, CME Term SOFR 3M + 1.63%, 1.63% Floor), 6.93%, 04/20/37 144A †	480,000	480,086
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	967,255
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, CME Term SOFR 3M + 1.52%, 1.26% Floor), 6.84%, 04/15/34 144A †	400,000	400,250

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.69%, 07/15/39 144A †	$2,000,000	$1,981,882
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,025,000	1,004,819
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,196,037
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 5.59%, 01/25/37†	1,049,316	909,012
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	887,213	861,664
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	539,000	534,966
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.70%, 07/17/34 144A †	1,030,000	1,029,527
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class A1
(Floating, CME Term SOFR 3M + 1.24%, 0.98% Floor), 6.56%, 04/20/31 144A †	872,494	873,192
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	517,511	497,277
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.71%, 03/22/35 144A †	1,250,000	1,264,629
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 8.66%, 09/13/35 144A †	750,000	752,208
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 7.45%, 01/15/36 144A †	1,750,000	1,771,635
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 8.30%, 01/15/36 144A †	1,000,000	1,003,714
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.72%, 04/15/36 144A †	1,500,000	1,503,717
	Par	Value
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 7.20%, 04/22/33 144A †	$1,000,000	$997,298
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 7.14%, 07/23/33 144A †	1,250,000	1,253,085
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 7.08%, 09/22/33 144A †	1,250,000	1,253,697
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.06%, 10/15/34 144A †	1,250,000	1,264,684
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,709,978	1,664,578
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	1,093,477	1,050,609
Chase Auto Owner Trust, Series 2024-1A, Class A2
5.48%, 04/26/27 144A	1,800,000	1,801,588
CIFC Funding, Ltd., Series 2017-2A, Class CR
(Floating, CME Term SOFR 3M + 2.11%, 1.85% Floor), 7.43%, 04/20/30 144A †	1,000,000	994,511
CIFC Funding, Ltd., Series 2018-2A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 6.62%, 04/20/31 144A †	950,826	952,155
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 7.62%, 01/20/37 144A †	1,200,000	1,202,622
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	1,250,000	1,251,175
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.97% on 06/25/24), 4.97%, 03/25/36 STEP	1,938,235	961,608
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	61,500	55,655
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	1,039,344	923,854

	Par	Value
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	$204,533	$182,708
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	625,587
Columbia Cent CLO 32, Ltd., Series 2022-32A, Class A1R
(Floating, CME Term SOFR 3M + 1.45%), 6.78%, 07/24/34 144A †	600,000	600,110
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 8.48%, 08/09/24 144A †	915,000	913,499
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%), 9.82%, 04/20/37 144A †	1,400,000	1,400,000
CVS Pass-Through Trust
6.94%, 01/10/30	377,818	387,289
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 6.19%, 03/25/34†	62,992	62,799
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 5.68%, 12/15/35†	14,920	14,554
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,183,944
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 7.72%, 10/19/29 144A †	1,000,000	1,001,552
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.62%, 04/15/34 144A †	250,000	249,703
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.70%, 05/20/34 144A †	6,500,000	6,503,570
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.68%, 05/20/34 144A †	480,000	480,459
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 7.43%, 04/15/29 144A †	1,500,000	1,501,508
	Par	Value
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 6.63%, 12/27/66 144A †	$633,550	$633,627
Elmwood CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.52%, 1.52% Floor), 6.83%, 04/20/37 144A †	800,000	802,162
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, CME Term SOFR 3M + 1.50%, 1.24% Floor), 6.82%, 04/15/33 144A †	2,550,000	2,553,067
Empower CLO, Ltd., Series 2023-2A, Class A1
(Floating, CME Term SOFR 3M + 2.20%, 2.20% Floor), 7.51%, 07/15/36 144A †	760,000	766,369
Empower CLO, Ltd., Series 2024-1A, Class A1
(Floating, CME Term SOFR 3M + 1.60%, 1.60% Floor), 6.91%, 04/25/37 144A †	500,000	500,206
Finance of America HECM Buyout, Series 2022-HB2, Class M2
6.00%, 04/25/26 144A	600,000	576,903
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, CME Term SOFR 1M + 0.52%, 0.41% Floor), 5.86%, 02/27/35 144A †	306,261	281,197
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	141,769
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	237,766
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	238,390
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,459,602
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
5.24%, 07/15/26	3,650,000	3,648,854
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	1,072,882	1,059,389
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 09/15/26	1,275,000	1,277,303
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A	1,700,000	1,700,244
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.17%, 02/23/39 144A †	1,082,610	1,064,164

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 8.30%, 10/18/33 144A †	$1,250,000	$1,251,146
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	500,000	500,000
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 8.20%, 06/19/37 144A †	1,800,000	1,794,856
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.70%, 06/19/27 144A †	550,000	545,721
FS Rialto Issuer LLC, Series 2022-FL6, Class AS
(Floating, CME Term SOFR 1M + 3.13%, 3.13% Floor), 8.46%, 08/17/37 144A †	1,000,000	1,002,384
FS Rialto Issuer LLC, Series 2022-FL6, Class B
(Floating, CME Term SOFR 1M + 3.63%, 3.63% Floor), 8.96%, 08/17/37 144A †	1,000,000	1,001,098
FS Rialto Issuer LLC, Series 2022-FL7, Class B
(Floating, CME Term SOFR 1M + 3.91%, 3.91% Floor), 9.24%, 10/19/39 144A †	650,000	651,380
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 7.24%, 11/16/36 144A †	1,000,000	989,391
Galaxy 33 CLO, Ltd.
(Floating, 1.55% - CME Term SOFR 3M), 0.00%, 04/20/37 144A †	660,000	660,000
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	1,450,000	1,453,710
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,207,388
GoldenTree Loan Management U.S. CLO 1, Ltd., Series 2021-9A, Class C
(Floating, CME Term SOFR 3M + 2.06%, 1.80% Floor), 7.38%, 01/20/33 144A †	1,000,000	993,767
GoldenTree Loan Management U.S. CLO 1, Ltd., Series 2021-9A, Class CR
(Floating, 2.40% - CME Term SOFR 3M), 0.00%, 04/20/37 144A †	1,000,000	1,002,500
	Par	Value
GoldenTree Loan Management U.S. CLO 10, Ltd., Series 2021-10A, Class A
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.68%, 07/20/34 144A †	$440,000	$440,356
GoldenTree Loan Management U.S. CLO 7, Ltd., Series 2020-7A, Class AR
(Floating, CME Term SOFR 3M + 1.33%, 1.07% Floor), 6.65%, 04/20/34 144A †	470,000	470,068
GoldenTree Loan Management US CLO 1, Ltd., Series 2021-11A, Class A
(Floating, CME Term SOFR 3M + 1.39%, 1.13% Floor), 6.71%, 10/20/34 144A †	1,100,000	1,101,174
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.87%, 1.61% Floor), 7.20%, 07/25/33 144A †	2,450,000	2,463,737
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, CME Term SOFR 3M + 1.64%, 1.38% Floor), 6.91%, 05/05/30 144A †	239,519	239,724
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, CME Term SOFR 3M + 1.56%), 6.83%, 02/05/31 144A †	1,964,684	1,962,885
Golub Capital Partners CLO 66B, Ltd., Series 2023-66A, Class A
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 7.27%, 04/25/36 144A †	320,000	324,140
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,758,872	1,387,650
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,736,821	1,556,538
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.36% Floor), 6.69%, 07/16/35 144A †	1,140,322	1,127,817
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.42%, 1.16% Floor), 6.75%, 01/27/31 144A †	393,802	394,125

	Par	Value
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 7.57%, 07/20/36 144A †	$1,900,000	$1,920,845
Hardee's Funding LLC, Series 2018-1A, Class A2II
4.96%, 06/20/48 144A	1,417,500	1,406,867
Hayfin U.S. XII, Ltd.
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.70%, 04/20/31 144A †	875,288	875,563
Helios Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	170,925	174,134
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class ARR
2.60%, 11/01/35 144A	699,036	569,826
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	2,450,000	2,481,827
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,222,643
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	744,804
HPS Loan Management, Ltd., Series 2021-16A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.14% Floor), 6.72%, 01/23/35 144A †	640,000	640,594
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4
1.32%, 12/15/25 144A	3,050,000	3,039,902
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A
5.15%, 06/15/26 144A	2,675,000	2,673,134
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A
5.19%, 12/15/25	701,467	700,401
Hyundai Auto Receivables Trust, Series 2023-C, Class A2A
5.80%, 01/15/27	2,050,000	2,055,740
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.75%, 07/28/34 144A †	1,500,000	1,502,209
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	867,155	768,946
Invesco CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.70%, 07/15/34 144A †	2,500,000	2,497,439
	Par	Value
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	$172,380	$158,639
Jamestown CLO XII, Ltd., Series 2019-1A, Class A2BR
(Floating, CME Term SOFR 3M + 1.85%), 7.18%, 04/20/32 144A †	1,400,000	1,400,000
Jersey Mike's Funding, Series 2019-1A, Class A2
4.43%, 02/15/50 144A	49,625	47,576
Jersey Mike's Funding, Series 2021-1A, Class A2I
2.89%, 02/15/52 144A	348,250	320,255
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,715,925	1,482,570
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	59,948	54,830
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.92%, 05/20/54 144A †	571,548	579,793
Kings Park CLO, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.71%, 01/21/35 144A †	280,000	280,239
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 7.33%, 10/20/34 144A †	2,500,000	2,500,538
KKR CLO, Ltd., Series 32A, Class A1
(Floating, CME Term SOFR 3M + 1.58%, 1.32% Floor), 6.90%, 01/15/32 144A †	340,000	340,148
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 6.74%, 02/15/39 144A †	300,000	289,298
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.64%, 12/13/38 144A †	721,048	712,743
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,015,455
LL ABS Trust, Series 2022-1A, Class A
3.76%, 11/15/29 144A	116,435	116,123

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 7.19%, 07/15/36 144A †	$1,100,000	$1,085,358
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 7.09%, 11/15/38 144A †	940,000	902,910
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	714,589	634,921
Madison Avenue Secured Funding Trust, Series 2023-2, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 7.17%, 10/15/24 144A † †††	1,025,000	1,025,000
Magnetite XXVI, Ltd., Series 2020-26A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.71%, 07/25/34 144A †	570,000	570,574
MAPS Trust, Series 2021-1A, Class A
2.52%, 06/15/46 144A	221,069	197,145
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,025,995
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	910,384	821,495
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	650,000	651,843
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.96% Floor), 6.29%, 07/15/36 144A †	430,349	429,732
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.54%, 07/16/36 144A †	1,750,769	1,726,456
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 6.68%, 02/19/37 144A †	826,035	822,502
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 6.11%, 10/25/35†	202,078	199,820
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 5.63%, 05/25/37†	1,296,306	968,750
	Par	Value
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 5.59%, 11/25/36†	$4,782,348	$1,557,858
Mosaic Solar Loan Trust, Series 2021-1A, Class D
3.71%, 12/20/46 144A	255,917	218,150
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,632,725	1,397,228
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 5.62%, 06/25/37†	1,625,515	1,562,634
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 6.89%, 07/16/40 144A †	1,196,570	1,201,688
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.05% Floor), 6.48%, 06/25/69 144A †	1,369,411	1,369,420
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	836,310	747,592
Nelnet Student Loan Trust, Series 2021-A, Class A2
(Floating, CME Term SOFR 1M + 1.14%), 6.47%, 04/20/62 144A †	111,000	110,059
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class A1R
(Floating, CME Term SOFR 3M + 1.53%), 6.85%, 04/20/38 144A †	690,000	693,266
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, CME Term SOFR 3M + 1.39%, 1.13% Floor), 6.70%, 10/19/31 144A †	1,027,336	1,028,047
New Mountain CLO 1, Ltd., Series CLO-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.78%, 10/15/34 144A †	1,050,000	1,050,947
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	3,550,000	3,546,432
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
5.34%, 02/17/26	888,766	887,907

	Par	Value
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	$425,000	$431,677
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	643,291	597,148
Oaktree CLO, Ltd., Series 2022-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.86%, 07/15/33 144A †	330,000	330,337
Oaktree CLO, Ltd., Series 2022-3A, Class A2
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 7.61%, 07/15/35 144A †	250,000	251,664
Oaktree CLO, Ltd., Series 2024-25A, Class A
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.85%, 04/20/37 144A †	900,000	903,948
OCP CLO, Ltd., Series 2016-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.74%, 04/26/36 144A †	2,400,000	2,395,658
Octagon 66, Ltd., Series 2022-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 7.08%, 11/16/36 144A †	100,000	101,989
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, CME Term SOFR 3M + 1.23%), 6.55%, 04/15/31 144A †	633,549	633,493
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, CME Term SOFR 3M + 1.26%, 1.00% Floor), 6.57%, 02/14/31 144A †	530,000	530,106
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.74%, 05/25/37†	1,612,044	877,426
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.74%, 02/20/36 144A †	1,000,000	1,012,183
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, CME Term SOFR 3M + 2.06%), 7.38%, 04/20/32 144A †	600,000	603,633
Owl Rock CLO III, Ltd., Series 2020-3A, Class AR
(Floating, 1.85% - CME Term SOFR 3M), 0.00%, 04/20/36 144A †	1,100,000	1,100,000
	Par	Value
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, 2.35% - CME Term SOFR 3M), 0.00%, 04/20/36 144A †	$1,000,000	$1,000,000
Owl Rock CLO X LLC, Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.77%, 04/20/35 144A †	500,000	506,030
Owl Rock CLO XVI, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.32%, 04/20/36 144A †	1,000,000	1,006,212
Owl Rock CLO XVI, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 7.82%, 04/20/36 144A †	1,000,000	1,012,467
Palmer Square CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 6.73%, 07/15/34 144A †	2,000,000	2,001,792
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.21%, 10/15/30 144A †	1,000,000	1,000,995
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%), 6.72%, 04/15/31 144A †	1,600,000	1,601,185
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class B
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.07%, 07/24/31 144A †	1,700,000	1,702,417
Palmer Square Loan Funding, Ltd., Series 2023-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 8.05%, 01/25/32 144A †	1,000,000	1,002,403
PFP, Ltd., Series 2021-8, Class A
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.44%, 08/09/37 144A †	644,702	639,765
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 6.58%, 09/25/65 144A †	205,429	205,920
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 6.38%, 11/25/65 144A †	198,073	197,730
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	1,200,000	1,176,746

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 03/25/25), 3.72%, 02/25/27 144A STEP	$1,104,221	$1,075,423
PRPM LLC, Series 2023-1, Class A1
6.88%, 02/25/28 144A † γ	220,204	221,604
Rad CLO 22, Ltd., Series 2023-22A, Class A1
(Floating, CME Term SOFR 3M + 1.83%, 1.83% Floor), 7.20%, 01/20/37 144A †	1,380,000	1,382,609
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.39%, 07/25/36 144A †	849,339	842,060
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 6.64%, 11/25/36 144A †	1,590,562	1,571,291
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.34%), 6.66%, 04/20/34 144A †	340,000	339,865
REESE PARK CLO, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.71%, 10/15/34 144A †	1,350,000	1,348,752
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	735,901
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	333,886	341,111
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
6.08%, 05/17/27	1,582,471	1,586,845
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
5.71%, 02/16/27	1,550,000	1,550,944
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 2.40%, 03/25/35†	52,018	46,569
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 5.76%, 11/25/36†	1,780,784	481,497
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.80%, 02/25/37 144A †	1,890,842	1,560,930
	Par	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	$1,292,625	$1,228,012
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	650,000	662,463
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.78%, 07/20/34 144A †	4,200,000	4,197,322
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class A
1.35%, 09/20/38 144A	144,650	135,802
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,242,150	1,086,944
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	232,635	212,129
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	994,369	889,310
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	620,840	579,884
SMB Private Education Loan Trust, Series 2021-C, Class B
2.30%, 01/15/53 144A	565,780	526,746
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	1,272,700	1,207,091
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	482,083	450,177
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	780,000	634,053
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, CME Term SOFR 3M + 1.36%), 6.69%, 07/26/31 144A †	478,892	479,361
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 5.72%, 06/25/37†	1,528,298	1,003,162
Southwick Park CLO LLC, Series 2019-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 6.64%, 07/20/32 144A †	1,000,000	1,000,701
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	808,636	743,361
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	998,657

	Par	Value
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	$1,000,000	$998,669
Station Place Securitization Trust, Series 2023-SP1, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 7.17%, 10/15/24 144A † †††	525,000	525,000
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	1,117,014	1,039,871
Storm King Park CLO, Ltd., Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 2.05%, 2.05% Floor), 7.36%, 10/15/35 144A †	250,000	252,512
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 6.22%, 02/25/35 144A †	1,378,839	1,347,753
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 6.07%, 11/25/37†	1,968,837	1,874,958
STWD, Ltd., Series 2022-FL3, Class E
(Floating, U.S. 30-Day Average SOFR + 3.25%, 3.25% Floor), 8.57%, 11/15/38 144A †	1,210,000	1,077,684
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,030,597	1,661,856
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	646,479	618,301
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	696,516
Symphony CLO 40, Ltd., Series 2023-40A, Class A1
(Floating, CME Term SOFR 3M + 1.64%, 1.64% Floor), 6.98%, 01/14/34 144A †	1,100,000	1,104,585
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	601,049
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	766,667	688,431
Textainer Marine Containers, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	793,333	684,967
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,123,125	977,460
	Par	Value
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	$550,000	$549,816
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 8.52%, 01/20/36 144A †	900,000	902,085
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	946,751	965,959
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	974,201
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	485,845
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	957,661
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	1,072,800	943,647
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, CME Term SOFR 3M + 1.30%, 1.32% Floor), 7.00%, 07/20/32 144A †	2,600,000	2,588,148
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	623,342	588,593
U.S. Bank NA, Series 2023-1, Class B
6.79%, 08/25/32 144A	281,326	283,061
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	550,280	490,964
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	550,280	499,658
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,317,736	1,315,052
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	600,000	612,885
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	83,317	75,716
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	137,656	120,291
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.65%, 09/15/45 144A	500,000	468,688

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.86%, 04/15/33 144A †	$2,525,000	$2,530,447
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, CME Term SOFR 3M + 1.45%, 1.19% Floor), 6.75%, 10/18/31 144A †	478,791	479,192
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, CME Term SOFR 3M + 1.30%), 6.62%, 04/20/34 144A †	490,000	490,412
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.73%, 10/15/31 144A †	1,145,730	1,146,533
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, CME Term SOFR 3M + 1.32%, 1.06% Floor), 6.64%, 04/15/31 144A †	1,326,971	1,327,636
Voya CLO, Series 2017-2A, Class A2AR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.23%, 06/07/30 144A †	500,000	500,895
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	172,171	153,490
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, CME Term SOFR 3M + 1.43%), 6.75%, 07/20/32 144A †	6,889,599	6,889,296
Wellfleet CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 8.45%, 10/18/35 144A †	1,250,000	1,265,626
Whitebox CLO II, Ltd., Series 2020-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.80%, 10/24/34 144A †	650,000	649,806
Whitebox CLO III, Ltd., Series 2021-3A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.80%, 10/15/34 144A †	780,000	780,283
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,132,554
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	364,166
WISE CLO, Ltd., Series 2023-2A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 7.16%, 01/15/37 144A †	500,000	503,005
	Par	Value
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
5.25%, 11/16/26	$792,229	$791,211
Total Asset-Backed Securities (Cost $304,136,787)		299,627,692
CORPORATE BONDS — 22.9%
3M Co.
2.38%, 08/26/29	40,000	35,113
3.05%, 04/15/30	50,000	44,939
3.70%, 04/15/50	370,000	274,212
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	632,484
Abbott Laboratories
4.75%, 11/30/36	170,000	168,665
4.90%, 11/30/46Δ	390,000	380,574
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	98,857
Acushnet Co.
7.38%, 10/15/28 144A	750,000	778,001
AdaptHealth LLC
5.13%, 03/01/30 144A Δ	1,240,000	1,082,265
Adobe, Inc.
2.30%, 02/01/30	650,000	572,071
Advance Auto Parts, Inc.
3.90%, 04/15/30Δ	1,000,000	908,074
Adventist Health System
2.95%, 03/01/29	160,000	143,994
AEP Texas, Inc.
3.95%, 06/01/28	20,000	19,110
AGCO Corporation
5.80%, 03/21/34	443,000	448,737
Air Lease Corporation
3.38%, 07/01/25	1,020,000	994,580
2.88%, 01/15/26Δ	950,000	909,116
3.75%, 06/01/26Δ	875,000	844,549
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	600,000	520,804
5.30%, 02/01/28Δ	300,000	300,397
Albemarle Corporation
5.65%, 06/01/52	10,000	9,181
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,230,923
3.38%, 08/15/31	325,000	290,111
3.00%, 05/18/51Δ	15,000	9,550
5.15%, 04/15/53	600,000	554,209
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	394,687
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	71,977
Allstate Corporation (The)
0.75%, 12/15/25	35,000	32,449
Alphabet, Inc.
1.90%, 08/15/40Δ	140,000	94,245
2.05%, 08/15/50	90,000	53,815

	Par	Value
Amazon.com, Inc.
3.30%, 04/13/27Δ	$100,000	$96,257
1.20%, 06/03/27	60,000	53,981
3.45%, 04/13/29Δ	220,000	209,926
1.50%, 06/03/30Δ	190,000	158,732
3.60%, 04/13/32	850,000	792,173
4.80%, 12/05/34Δ	75,000	75,733
3.88%, 08/22/37	1,945,000	1,758,559
4.95%, 12/05/44	10,000	10,033
4.05%, 08/22/47	190,000	165,899
2.50%, 06/03/50Δ	20,000	12,809
4.25%, 08/22/57	130,000	113,513
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	950,000	932,744
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,370,368
American Airlines, Inc.
8.50%, 05/15/29 144A	200,000	211,332
American Equity Investment Life Holding Co.
5.00%, 06/15/27	1,250,000	1,218,261
American Express Co.
3.38%, 05/03/24	20,000	19,958
1.65%, 11/04/26	5,000	4,585
4.05%, 05/03/29Δ	370,000	359,159
(Variable, U.S. SOFR Index + 1.28%), 5.28%, 07/27/29^	30,000	30,197
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31^	5,000	5,362
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	35,000	33,402
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	303,551
2.38%, 07/15/31	205,000	166,948
American International Group, Inc.
3.40%, 06/30/30	250,000	229,011
4.75%, 04/01/48Δ	20,000	18,489
American National Group LLC
6.14%, 06/13/32 144A	600,000	568,449
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,146,865
3.13%, 01/15/27Δ	5,000	4,732
3.65%, 03/15/27	5,000	4,797
3.95%, 03/15/29	300,000	283,555
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	390,000	324,059
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,137,921
AmFam Holdings, Inc.
3.83%, 03/11/51 144A Δ	600,000	363,701
Amgen, Inc.
3.63%, 05/22/24	50,000	49,857
5.25%, 03/02/30	1,873,000	1,902,944
4.20%, 03/01/33	2,775,000	2,596,092
5.25%, 03/02/33	995,000	1,005,965
4.66%, 06/15/51	264,000	234,333
	Par	Value
4.88%, 03/01/53	$5,000	$4,555
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	183,448
Aon North America, Inc.
5.45%, 03/01/34	1,050,000	1,062,464
Apache Corporation
4.25%, 01/15/30	650,000	602,516
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,856,285
5.80%, 10/01/35	50,000	50,363
Apple, Inc.
2.40%, 08/20/50	55,000	34,718
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	582,361
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	198,791
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	137,446
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	1,800,000	1,589,136
Arko Corporation
5.13%, 11/15/29 144A Δ	675,000	561,020
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A Δ	100,000	105,372
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	319,054
5.80%, 04/15/34 144A	752,000	753,468
Assurant, Inc.
6.10%, 02/27/26	800,000	803,502
AT&T, Inc.
2.30%, 06/01/27	430,000	396,628
2.75%, 06/01/31	175,000	150,869
2.25%, 02/01/32	1,185,000	964,224
2.55%, 12/01/33	3,779,000	3,031,949
4.90%, 08/15/37	200,000	190,046
4.85%, 03/01/39	10,000	9,342
5.35%, 09/01/40	80,000	78,226
3.50%, 06/01/41Δ	400,000	312,881
5.55%, 08/15/41	40,000	40,425
4.35%, 06/15/45	94,000	80,320
4.75%, 05/15/46Δ	65,000	58,317
5.15%, 11/15/46Δ	125,000	118,380
4.50%, 03/09/48	207,000	176,418
3.65%, 06/01/51	500,000	368,260
3.50%, 09/15/53	1,888,000	1,335,178
3.55%, 09/15/55	21,000	14,713
3.80%, 12/01/57	90,000	65,314
3.65%, 09/15/59	127,000	88,773
Athene Global Funding
5.58%, 01/09/29 144A Δ	1,850,000	1,863,790
AutoNation, Inc.
1.95%, 08/01/28	150,000	130,133
4.75%, 06/01/30Δ	225,000	216,366
AutoZone, Inc.
3.75%, 04/18/29	5,000	4,735

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Avangrid, Inc.
3.20%, 04/15/25	$275,000	$268,018
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	1,992,832
1.95%, 01/30/26 144A	400,000	373,583
Axalta Coating Systems LLC
3.38%, 02/15/29 144A	665,000	595,705
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46	280,000	280,000
Bank of America Corporation
4.00%, 04/01/24	30,000	30,000
(Variable, CME Term SOFR 3M + 3.97%), 6.25%, 09/05/24ρ Δ ^	300,000	301,126
(Variable, CME Term SOFR 3M + 4.44%), 6.50%, 10/23/24ρ ^	150,000	150,506
4.00%, 01/22/25	30,000	29,609
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,200,000	2,171,349
4.45%, 03/03/26	420,000	414,060
3.50%, 04/19/26	600,000	582,069
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	960,000	912,987
4.25%, 10/22/26	480,000	469,917
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	995,504
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	700,000	657,940
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	70,000	65,245
(Variable, CME Term SOFR 3M + 1.32%), 3.56%, 04/23/27^	65,000	62,771
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	55,000	50,738
3.25%, 10/21/27Δ	875,000	830,228
4.18%, 11/25/27	950,000	922,829
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	65,000	60,449
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28Δ ^	2,000,000	1,915,150
(Variable, CME Term SOFR 3M + 1.63%), 3.59%, 07/21/28^	865,000	822,730
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	368,000	345,121
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 03/05/29^	1,190,000	1,138,332
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,385,000	4,390,381
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	525,000	506,300
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,370,224
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	64,679
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	1,010,000	871,712
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	944,904
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32^	525,000	444,141
	Par	Value
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	$755,000	$618,744
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	2,010,000	1,670,088
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	2,125,000	1,808,565
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	1,012,244
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	600,000	590,926
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,693,161
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,712,000	1,370,416
5.00%, 01/21/44	490,000	474,953
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 01/23/49^	120,000	98,458
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 03/15/50^	10,000	8,600
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	60,000	49,403
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51^	10,000	6,554
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ Δ ^	700,000	643,376
(Variable, U.S. SOFR + 1.60%), 6.32%, 10/25/29^	65,000	68,656
Banner Health
2.34%, 01/01/30	865,000	756,335
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	154,054
5.75%, 05/01/43	80,000	82,822
Baxter International, Inc.
1.92%, 02/01/27	367,000	335,248
3.13%, 12/01/51	25,000	16,426
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	250,166
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 144A	650,000	660,214
Becton, Dickinson and Co.
3.36%, 06/06/24	81,000	80,648
3.73%, 12/15/24	47,000	46,405
2.82%, 05/20/30Δ	650,000	574,310
4.69%, 12/15/44	83,000	75,297
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	941,219
Berkshire Hathaway Energy Co.
3.70%, 07/15/30Δ	400,000	375,030
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	725,000	620,166
4.25%, 01/15/49	490,000	438,833
Berry Global, Inc.
1.57%, 01/15/26	2,100,000	1,964,727
4.88%, 07/15/26 144A	450,000	441,391

	Par	Value
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	$725,000	$719,785
Biogen, Inc.
3.15%, 05/01/50Δ	25,000	16,765
Black Hills Corporation
2.50%, 06/15/30	490,000	411,417
Black Knight InfoServ LLC
3.63%, 09/01/28 144A Δ	345,000	326,722
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,455,755
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	2,200,000	1,946,706
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	611,860
5.63%, 08/01/34	350,000	350,279
Boeing Co. (The)
4.88%, 05/01/25	1,450,000	1,434,323
2.70%, 02/01/27	70,000	64,541
5.15%, 05/01/30	1,950,000	1,889,950
3.25%, 02/01/35	550,000	433,434
3.55%, 03/01/38	70,000	53,232
5.71%, 05/01/40	1,075,000	1,030,970
3.85%, 11/01/48	25,000	17,718
3.75%, 02/01/50	10,000	6,978
Boost Newco Borrower LLC
7.50%, 01/15/31 144A Δ	500,000	524,046
Boston Properties LP REIT
2.75%, 10/01/26	25,000	23,304
4.50%, 12/01/28Δ	900,000	856,970
3.40%, 06/21/29Δ	25,000	22,448
2.90%, 03/15/30	10,000	8,570
2.55%, 04/01/32Δ	1,100,000	870,689
BP Capital Markets America, Inc.
3.59%, 04/14/27	50,000	48,213
4.23%, 11/06/28	150,000	146,785
3.63%, 04/06/30Δ	270,000	254,652
3.00%, 02/24/50Δ	350,000	239,499
Brighthouse Financial, Inc.
4.70%, 06/22/47Δ	15,000	11,917
Bristol-Myers Squibb Co.
3.20%, 06/15/26Δ	65,000	62,706
5.10%, 02/22/31	200,000	202,207
5.20%, 02/22/34	560,000	569,352
4.13%, 06/15/39	35,000	31,067
6.25%, 11/15/53	465,000	524,930
5.55%, 02/22/54	100,000	103,394
5.65%, 02/22/64	80,000	82,612
Brixmor Operating Partnership LP REIT
3.90%, 03/15/27	5,000	4,803
Broadcom Corporation
3.88%, 01/15/27	40,000	38,780
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,686,692
4.15%, 04/15/32 144A	2,420,000	2,247,436
3.42%, 04/15/33 144A	900,000	779,110
3.47%, 04/15/34 144A	2,475,000	2,124,748
	Par	Value
3.14%, 11/15/35 144A	$3,788,000	$3,061,998
3.19%, 11/15/36 144A	28,000	22,323
3.50%, 02/15/41 144A	325,000	252,693
Brookfield Capital Finance LLC
6.09%, 06/14/33	150,000	157,284
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,293,177
Brown & Brown, Inc.
2.38%, 03/15/31	10,000	8,301
4.95%, 03/17/52	5,000	4,417
Brunswick Corporation
2.40%, 08/18/31	5,000	3,993
4.40%, 09/15/32	10,000	9,109
Builders FirstSource, Inc.
4.25%, 02/01/32 144A	20,000	17,953
6.38%, 03/01/34 144A	1,000,000	1,006,011
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	70,000	45,982
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	60,175
3.30%, 01/15/35 144A	460,000	383,671
Campbell Soup Co.
5.40%, 03/21/34Δ	1,404,000	1,414,688
Capital One Financial Corporation
3.30%, 10/30/24	345,000	340,353
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	35,000	32,039
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29^	60,000	61,755
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,182,159
Cardinal Health, Inc.
5.13%, 02/15/29	510,000	510,887
4.37%, 06/15/47	20,000	16,863
Carrier Global Corporation
2.72%, 02/15/30	650,000	574,725
5.90%, 03/15/34	1,600,000	1,682,800
3.58%, 04/05/50	20,000	14,916
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 144A	100,000	95,653
CBRE Services, Inc.
5.95%, 08/15/34	100,000	102,727
CCO Holdings LLC
4.50%, 05/01/32	10,000	8,038
4.50%, 06/01/33 144A Δ	980,000	766,308
CDW LLC
3.25%, 02/15/29Δ	20,000	18,147
Celanese U.S. Holdings LLC
6.17%, 07/15/27Δ	30,000	30,577
6.35%, 11/15/28	1,500,000	1,555,488
6.33%, 07/15/29	25,000	25,943
Centene Corporation
4.25%, 12/15/27	285,000	272,105
3.38%, 02/15/30	40,000	35,426
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	196,824

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Central Parent, Inc.
7.25%, 06/15/29 144A Δ	$600,000	$613,100
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,457,763
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ ^	578,000	575,329
(Variable, U.S. SOFR + 2.21%), 5.64%, 05/19/29^	10,000	10,153
(Variable, U.S. SOFR + 1.88%), 6.20%, 11/17/29^	65,000	67,619
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	844,968
(Variable, U.S. SOFR + 2.50%), 5.85%, 05/19/34^	1,425,000	1,461,045
Charter Communications Operating LLC
4.91%, 07/23/25	290,000	286,590
4.20%, 03/15/28Δ	610,000	575,104
2.25%, 01/15/29	2,300,000	1,958,981
5.05%, 03/30/29	460,000	443,733
4.40%, 04/01/33Δ	350,000	310,762
6.38%, 10/23/35	505,000	499,942
5.38%, 04/01/38	350,000	304,765
3.50%, 03/01/42	130,000	87,000
6.48%, 10/23/45	90,000	83,570
5.38%, 05/01/47	30,000	24,220
5.75%, 04/01/48	20,000	16,899
5.13%, 07/01/49	140,000	108,500
4.80%, 03/01/50	140,000	103,625
Cheniere Energy Partners LP
4.00%, 03/01/31Δ	170,000	154,526
3.25%, 01/31/32	80,000	68,230
5.95%, 06/30/33Δ	480,000	492,036
Cheniere Energy, Inc.
5.65%, 04/15/34 144A	200,000	201,514
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,344,212
Ciena Corporation
4.00%, 01/31/30 144A	400,000	358,030
Cigna Group (The)
4.38%, 10/15/28	510,000	498,094
2.40%, 03/15/30	550,000	475,606
2.38%, 03/15/31Δ	1,100,000	927,474
5.13%, 05/15/31	415,000	415,882
4.80%, 08/15/38	1,265,000	1,191,032
3.20%, 03/15/40	675,000	512,270
3.88%, 10/15/47	35,000	27,461
4.90%, 12/15/48Δ	830,000	757,599
Cintas Corporation No. 2
3.70%, 04/01/27	10,000	9,722
4.00%, 05/01/32	140,000	131,970
Cisco Systems, Inc.
5.05%, 02/26/34Δ	335,000	339,962
	Par	Value
5.50%, 01/15/40	$75,000	$78,753
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ Δ ^	350,000	349,872
4.40%, 06/10/25	100,000	98,656
5.50%, 09/13/25	220,000	220,026
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	10,000	9,751
3.40%, 05/01/26	1,250,000	1,204,131
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	150,000	150,760
4.30%, 11/20/26	575,000	561,532
(Variable, U.S. SOFR + 0.77%), 1.12%, 01/28/27Δ ^	55,000	50,887
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	65,000	59,726
4.45%, 09/29/27	990,000	963,530
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	10,000	9,411
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	1,200,000	1,250,462
(Variable, U.S. SOFR + 1.89%), 4.66%, 05/24/28Δ ^	230,000	226,676
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	142,697
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	600,000	566,231
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,590,162
(Variable, U.S. SOFR + 1.15%), 2.67%, 01/29/31^	65,000	56,348
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	710,000	677,206
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	510,000	435,635
6.63%, 06/15/32	50,000	53,666
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	860,000	705,978
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	540,000	483,033
(Variable, U.S. SOFR + 2.09%), 4.91%, 05/24/33^	1,140,000	1,099,518
8.13%, 07/15/39	20,000	25,604
4.65%, 07/30/45	124,000	112,277
4.65%, 07/23/48	10,000	9,069
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A Δ	905,000	918,873
Clorox Co. (The)
1.80%, 05/15/30	15,000	12,531
CNA Financial Corporation
5.13%, 02/15/34	1,000,000	973,685
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ Δ ^	600,000	593,175
Coca-Cola Co. (The)
2.50%, 06/01/40	20,000	14,579

	Par	Value
2.60%, 06/01/50Δ	$130,000	$85,259
Cogent Communications Group, Inc.
7.00%, 06/15/27 144A Δ	600,000	597,735
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,630,000	1,690,891
6.54%, 11/15/53 144A	80,000	86,914
Comcast Corporation
3.95%, 10/15/25Δ	425,000	418,122
4.15%, 10/15/28	990,000	967,378
3.40%, 04/01/30	700,000	648,487
4.25%, 10/15/30Δ	520,000	502,707
7.05%, 03/15/33	35,000	39,695
5.65%, 06/15/35	420,000	439,052
6.50%, 11/15/35	7,000	7,773
3.90%, 03/01/38	30,000	26,188
3.25%, 11/01/39	400,000	313,565
3.75%, 04/01/40	265,000	220,574
3.40%, 07/15/46Δ	50,000	37,425
4.00%, 08/15/47Δ	60,000	48,765
3.97%, 11/01/47	60,000	48,294
4.00%, 03/01/48	40,000	32,534
4.70%, 10/15/48Δ	100,000	91,764
4.00%, 11/01/49	40,000	32,371
3.45%, 02/01/50Δ	100,000	73,147
2.80%, 01/15/51	160,000	102,481
2.89%, 11/01/51	40,000	26,058
2.94%, 11/01/56	135,000	85,392
4.95%, 10/15/58Δ	40,000	37,528
CommonSpirit Health
4.35%, 11/01/42	40,000	34,977
6.46%, 11/01/52	1,005,000	1,161,572
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	243,480
3.13%, 03/15/51	50,000	34,300
CommScope, Inc.
4.75%, 09/01/29 144A	10,000	7,175
Conagra Brands, Inc.
1.38%, 11/01/27	10,000	8,755
5.40%, 11/01/48Δ	5,000	4,706
ConocoPhillips Co.
6.95%, 04/15/29Δ	220,000	242,236
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	119,922
Constellation Energy Generation LLC
3.25%, 06/01/25	1,600,000	1,564,464
5.60%, 06/15/42Δ	20,000	19,806
Continental Resources, Inc.
2.27%, 11/15/26 144A	180,000	165,830
4.38%, 01/15/28	580,000	561,004
5.75%, 01/15/31 144A	300,000	298,591
4.90%, 06/01/44Δ	170,000	142,250
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52Δ ^	200,000	200,466
	Par	Value
CoStar Group, Inc.
2.80%, 07/15/30 144A	$625,000	$533,579
Costco Wholesale Corporation
1.38%, 06/20/27	530,000	479,953
1.60%, 04/20/30	550,000	463,526
Coterra Energy, Inc.
3.90%, 05/15/27	660,000	635,809
4.38%, 03/15/29	650,000	626,199
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	2,006,556
3.95%, 04/04/28 144A Δ	500,000	482,323
Crown Castle, Inc. REIT
1.05%, 07/15/26	45,000	40,936
4.00%, 03/01/27	30,000	29,029
2.90%, 04/01/41	20,000	14,156
CSC Holdings LLC
3.38%, 02/15/31 144A	200,000	136,099
4.50%, 11/15/31 144A	1,120,000	793,864
CSX Corporation
3.80%, 04/15/50	300,000	233,543
CubeSmart LP REIT
2.50%, 02/15/32	105,000	85,855
Cummins, Inc.
2.60%, 09/01/50	30,000	18,907
CVS Health Corporation
3.88%, 07/20/25	113,000	110,934
3.63%, 04/01/27	80,000	77,002
4.30%, 03/25/28	334,000	326,167
3.75%, 04/01/30	1,210,000	1,128,060
1.88%, 02/28/31	70,000	57,124
2.13%, 09/15/31Δ	4,265,000	3,484,823
4.78%, 03/25/38	830,000	768,199
4.13%, 04/01/40	470,000	396,723
2.70%, 08/21/40	725,000	504,812
5.13%, 07/20/45	250,000	230,775
5.05%, 03/25/48	1,140,000	1,036,330
4.25%, 04/01/50	80,000	65,009
Darling Ingredients, Inc.
6.00%, 06/15/30 144A Δ	325,000	322,391
Deere & Co.
3.10%, 04/15/30	50,000	45,726
3.75%, 04/15/50Δ	480,000	398,431
Dell International LLC
5.85%, 07/15/25	18,000	18,098
5.30%, 10/01/29	125,000	126,647
8.10%, 07/15/36	10,000	12,129
8.35%, 07/15/46	29,000	37,484
Delta Air Lines, Inc.
4.50%, 10/20/25 144A	338,553	335,272
4.75%, 10/20/28 144A	860,000	841,588
Devon Energy Corporation
5.85%, 12/15/25	210,000	211,164
5.25%, 10/15/27	38,000	38,064
4.50%, 01/15/30Δ	32,000	30,854
5.60%, 07/15/41Δ	487,000	470,129
4.75%, 05/15/42	710,000	619,457

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.00%, 06/15/45Δ	$880,000	$782,699
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29Δ	225,000	201,642
Diamondback Energy, Inc.
3.50%, 12/01/29	310,000	287,084
6.25%, 03/15/33	15,000	16,011
4.40%, 03/24/51	280,000	232,540
4.25%, 03/15/52	10,000	8,111
Discover Financial Services
3.75%, 03/04/25	450,000	442,008
4.10%, 02/09/27	65,000	62,757
(Variable, U.S. SOFR Index + 3.37%), 7.96%, 11/02/34^	5,000	5,672
Discovery Communications LLC
3.63%, 05/15/30Δ	1,800,000	1,611,447
5.20%, 09/20/47	346,000	290,389
DISH DBS Corporation
5.88%, 11/15/24Δ	170,000	162,867
7.75%, 07/01/26Δ	150,000	100,502
5.25%, 12/01/26 144A	120,000	94,643
5.75%, 12/01/28 144A Δ	20,000	13,786
5.13%, 06/01/29	140,000	58,519
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,293,253
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	319,609
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	667,680
3.38%, 04/01/30	225,000	204,688
2.25%, 08/15/31	2,300,000	1,885,291
Dow Chemical Co. (The)
6.30%, 03/15/33	30,000	32,371
6.90%, 05/15/53Δ	5,000	5,791
Duke Energy Carolinas LLC
4.85%, 01/15/34Δ	1,000,000	982,460
Duke Energy Corporation
3.75%, 04/15/24	10,000	9,992
2.45%, 06/01/30Δ	1,800,000	1,550,212
Duke Energy Florida LLC
2.50%, 12/01/29Δ	1,600,000	1,419,724
5.88%, 11/15/33	2,000,000	2,114,751
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	333,246
Duke Energy Progress LLC
3.40%, 04/01/32Δ	2,300,000	2,058,447
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	345,559
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44	644,000	644,000
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44	506,000	506,000
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	102,875
Eaton Corporation
4.15%, 11/02/42	200,000	175,998
	Par	Value
eBay, Inc.
2.70%, 03/11/30	$10,000	$8,864
Ecolab, Inc.
2.75%, 08/18/55Δ	68,000	43,321
Elevance Health, Inc.
3.35%, 12/01/24	10,000	9,861
3.65%, 12/01/27	190,000	181,886
4.10%, 05/15/32	640,000	599,288
4.55%, 05/15/52	30,000	26,463
6.10%, 10/15/52	25,000	27,148
Emera U.S. Finance LP
4.75%, 06/15/46	20,000	16,482
Enbridge Energy Partners LP
7.50%, 04/15/38	15,000	17,585
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,566,146
Energy Transfer LP
4.25%, 04/01/24	100,000	100,000
4.50%, 04/15/24	230,000	229,875
(Variable, CME Term SOFR 3M + 4.29%), 9.60%, 04/18/24† ρ	60,000	59,820
5.95%, 12/01/25	300,000	302,139
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.69%), 6.50%, 11/15/26ρ Δ ^	60,000	58,897
5.63%, 05/01/27 144A	200,000	199,425
5.50%, 06/01/27	675,000	679,487
4.95%, 05/15/28	900,000	893,347
4.95%, 06/15/28	110,000	109,107
5.25%, 04/15/29	1,940,000	1,943,229
3.75%, 05/15/30	1,290,000	1,190,485
5.75%, 02/15/33	1,300,000	1,323,183
6.50%, 02/01/42	10,000	10,630
5.30%, 04/01/44	20,000	18,428
6.13%, 12/15/45	5,000	5,039
5.30%, 04/15/47	125,000	113,986
5.40%, 10/01/47	50,000	46,146
6.00%, 06/15/48	65,000	64,766
6.25%, 04/15/49	80,000	82,296
5.00%, 05/15/50	120,000	105,522
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,011,142
EnLink Midstream LLC
5.38%, 06/01/29	100,000	98,196
Entegris, Inc.
5.95%, 06/15/30 144A Δ	650,000	643,182
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,198,428
4.75%, 09/15/52	25,000	22,304
Enterprise Products Operating LLC
4.15%, 10/16/28	480,000	467,196
3.13%, 07/31/29	100,000	92,245
2.80%, 01/31/30	420,000	376,348
6.65%, 10/15/34	160,000	178,763
7.55%, 04/15/38	50,000	59,969
5.70%, 02/15/42	60,000	61,419
4.85%, 03/15/44	780,000	730,857

	Par	Value
4.80%, 02/01/49	$30,000	$27,652
4.20%, 01/31/50	680,000	576,490
3.70%, 01/31/51	80,000	61,940
3.95%, 01/31/60Δ	20,000	15,578
(Variable, CME Term SOFR 3M + 2.83%), 5.38%, 02/15/78^	330,000	308,393
EOG Resources, Inc.
4.38%, 04/15/30	90,000	88,157
3.90%, 04/01/35	260,000	236,970
4.95%, 04/15/50Δ	370,000	352,759
EPR Properties REIT
4.75%, 12/15/26	1,245,000	1,206,143
3.60%, 11/15/31	2,300,000	1,925,958
EQM Midstream Partners LP
4.13%, 12/01/26Δ	1,800,000	1,733,967
EQT Corporation
6.13%, 02/01/25	12,000	12,023
3.13%, 05/15/26 144A	10,000	9,504
3.90%, 10/01/27	1,550,000	1,475,154
5.00%, 01/15/29	100,000	98,056
7.00%, 02/01/30	45,000	47,810
3.63%, 05/15/31 144A	70,000	61,678
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,801,032
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,666,067
1.45%, 05/15/26	70,000	64,422
2.90%, 11/18/26	5,000	4,692
1.55%, 03/15/28	2,200,000	1,909,115
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,522,291
Essential Utilities, Inc.
5.38%, 01/15/34	925,000	922,197
Exelon Corporation
4.05%, 04/15/30	325,000	306,942
5.63%, 06/15/35	285,000	290,052
4.70%, 04/15/50	25,000	21,961
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,063,571
4.63%, 08/01/27	303,000	297,334
3.80%, 02/15/28	300,000	285,640
3.25%, 02/15/30Δ	225,000	202,637
2.95%, 03/15/31Δ	635,000	553,824
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	855,837
Exxon Mobil Corporation
3.48%, 03/19/30	540,000	509,328
4.11%, 03/01/46	230,000	198,638
4.33%, 03/19/50Δ	190,000	167,933
3.45%, 04/15/51	20,000	15,178
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,182,372
Federal Realty OP LP REIT
3.50%, 06/01/30	1,900,000	1,719,216
FedEx Corporation
4.55%, 04/01/46	5,000	4,322
	Par	Value
4.05%, 02/15/48Δ	$380,000	$303,429
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,037,993
Fifth Third Bancorp
2.38%, 01/28/25	375,000	365,128
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	60,000	61,454
First American Financial Corporation
4.00%, 05/15/30	450,000	410,228
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	550,000	538,648
Fiserv, Inc.
3.20%, 07/01/26	70,000	67,148
4.20%, 10/01/28	375,000	362,129
2.65%, 06/01/30	120,000	104,424
5.35%, 03/15/31	400,000	405,199
5.60%, 03/02/33	52,000	53,077
Florida Power & Light Co.
3.80%, 12/15/42	425,000	350,479
Ford Motor Co.
3.25%, 02/12/32	780,000	649,315
6.10%, 08/19/32	380,000	385,929
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,549,256
4.95%, 05/28/27	780,000	761,469
2.90%, 02/16/28	380,000	343,905
2.90%, 02/10/29Δ	200,000	176,566
5.11%, 05/03/29Δ	220,000	213,756
7.35%, 03/06/30	300,000	320,141
4.00%, 11/13/30	1,220,000	1,090,967
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,142,508	1,056,818
Fortune Brands Innovations, Inc.
4.00%, 03/25/32Δ	1,250,000	1,146,050
Foundry JV Holdco LLC
5.88%, 01/25/34 144A	200,000	200,699
Fox Corporation
4.71%, 01/25/29	250,000	246,753
3.50%, 04/08/30Δ	125,000	114,524
6.50%, 10/13/33	970,000	1,028,960
5.48%, 01/25/39	295,000	281,347
Freeport-McMoRan, Inc.
4.55%, 11/14/24	10,000	9,930
4.63%, 08/01/30Δ	150,000	144,269
5.45%, 03/15/43Δ	582,000	557,520
GA Global Funding Trust
2.90%, 01/06/32 144A Δ	1,450,000	1,193,376
GATX Corporation
6.90%, 05/01/34	1,550,000	1,693,143
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	361,881
General Dynamics Corporation
2.63%, 11/15/27	30,000	27,831
4.25%, 04/01/40	30,000	27,176

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.25%, 04/01/50	$160,000	$139,746
General Electric Co.
4.35%, 05/01/50	20,000	17,565
General Motors Co.
4.00%, 04/01/25	200,000	196,877
6.13%, 10/01/25	190,000	191,650
5.60%, 10/15/32Δ	100,000	101,314
6.60%, 04/01/36	30,000	31,926
5.15%, 04/01/38	170,000	159,783
5.95%, 04/01/49Δ	234,000	231,301
General Motors Financial Co., Inc.
4.30%, 07/13/25	300,000	295,585
4.35%, 01/17/27Δ	380,000	371,375
4.30%, 04/06/29Δ	400,000	382,510
2.70%, 06/10/31	1,511,000	1,261,139
Gilead Sciences, Inc.
3.70%, 04/01/24	60,000	60,000
3.65%, 03/01/26	40,000	38,989
4.00%, 09/01/36	10,000	8,964
4.50%, 02/01/45Δ	275,000	244,562
4.75%, 03/01/46	20,000	18,363
Glencore Funding LLC
4.63%, 04/29/24 144A	658,000	657,244
4.00%, 03/27/27 144A Δ	480,000	464,385
3.88%, 10/27/27 144A	210,000	201,582
2.63%, 09/23/31 144A	575,000	480,060
Global Atlantic Fin Co.
7.95%, 06/15/33 144A	141,000	156,911
6.75%, 03/15/54 144A	129,000	132,643
Global Partners LP
8.25%, 01/15/32 144A	1,050,000	1,089,206
Global Payments, Inc.
2.65%, 02/15/25	400,000	389,801
3.20%, 08/15/29Δ	15,000	13,460
5.30%, 08/15/29	550,000	548,196
2.90%, 05/15/30Δ	1,600,000	1,391,505
5.95%, 08/15/52	15,000	15,000
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	1,055,000	1,032,603
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.37%, 05/06/24† ρ	3,000	2,534
Goldman Sachs Group, Inc. (The)
3.85%, 07/08/24	10,000	9,952
3.50%, 04/01/25	20,000	19,630
4.25%, 10/21/25	400,000	392,712
3.50%, 11/16/26	700,000	670,731
(Floating, CME Term SOFR 3M + 2.01%), 7.33%, 10/28/27†	1,800,000	1,855,156
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	120,000	114,883
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	390,000	369,790
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29Δ ^	4,550,000	4,382,860
(Variable, U.S. SOFR + 1.26%), 2.65%, 10/21/32^	2,070,000	1,725,047
6.25%, 02/01/41	410,000	445,325
	Par	Value
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	$60,000	$45,162
(Variable, U.S. SOFR + 1.47%), 2.91%, 07/21/42^	150,000	107,992
5.15%, 05/22/45	20,000	19,381
4.75%, 10/21/45	90,000	83,106
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,839,489
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	929,104
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	95,181
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	325,000	297,903
Halliburton Co.
6.70%, 09/15/38	10,000	11,286
5.00%, 11/15/45Δ	60,000	56,465
Hasbro, Inc.
3.55%, 11/19/26	10,000	9,540
3.90%, 11/19/29	10,000	9,287
HCA, Inc.
5.25%, 04/15/25	120,000	119,549
5.88%, 02/15/26	300,000	301,429
5.25%, 06/15/26	10,000	9,980
5.38%, 09/01/26	1,600,000	1,600,573
3.13%, 03/15/27	2,100,000	1,987,374
5.88%, 02/01/29	5,000	5,116
3.50%, 09/01/30Δ	400,000	362,011
5.45%, 04/01/31Δ	860,000	865,533
3.63%, 03/15/32	700,000	620,448
5.50%, 06/15/47	65,000	61,949
5.25%, 06/15/49	20,000	18,287
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,308,007
2.05%, 03/15/31	175,000	135,525
Hess Corporation
5.80%, 04/01/47Δ	15,000	15,443
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	45,000	48,179
Hillenbrand, Inc.
6.25%, 02/15/29	1,336,000	1,349,371
3.75%, 03/01/31	350,000	304,048
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	980,000	982,272
6.13%, 04/01/32 144A	350,000	351,656
Hilton Grand Vacations Borrower Escrow LLC
4.88%, 07/01/31 144A	260,000	233,040
Home Depot, Inc. (The)
2.50%, 04/15/27	90,000	84,406
3.90%, 12/06/28	270,000	262,420
2.70%, 04/15/30	170,000	151,570
3.25%, 04/15/32	625,000	559,183
3.30%, 04/15/40	450,000	360,052
5.95%, 04/01/41	10,000	10,784

	Par	Value
4.50%, 12/06/48	$35,000	$31,231
3.35%, 04/15/50	400,000	293,613
Honeywell International, Inc.
5.00%, 03/01/35	490,000	492,501
Hormel Foods Corporation
1.80%, 06/11/30Δ	55,000	46,093
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	25,000	22,296
2.90%, 12/15/31	267,000	222,394
Howmet Aerospace, Inc.
5.90%, 02/01/27	65,000	65,999
HP, Inc.
4.00%, 04/15/29Δ	105,000	100,434
Humana, Inc.
4.50%, 04/01/25	40,000	39,617
3.95%, 03/15/27	150,000	145,381
3.70%, 03/23/29	35,000	32,947
2.15%, 02/03/32	90,000	72,075
4.63%, 12/01/42	60,000	52,542
4.95%, 10/01/44	70,000	63,782
4.80%, 03/15/47	10,000	8,844
5.50%, 03/15/53Δ	191,000	186,108
Huntington Bancshares, Inc.
4.00%, 05/15/25Δ	550,000	540,350
Huntsman International LLC
4.50%, 05/01/29Δ	325,000	310,609
2.95%, 06/15/31	250,000	208,424
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,814,993
5.38%, 04/23/25	1,250,000	1,247,001
Hyundai Capital America
1.00%, 09/17/24 144A Δ	1,150,000	1,125,254
1.65%, 09/17/26 144A	2,300,000	2,105,303
5.30%, 03/19/27 144A	1,000,000	1,000,456
5.70%, 06/26/30 144A	525,000	535,773
Ingevity Corporation
3.88%, 11/01/28 144A	755,000	682,645
Intel Corporation
1.60%, 08/12/28	460,000	404,082
5.13%, 02/10/30Δ	220,000	223,597
5.20%, 02/10/33Δ	825,000	837,660
5.15%, 02/21/34Δ	328,000	328,934
4.60%, 03/25/40	10,000	9,409
3.73%, 12/08/47Δ	76,000	59,134
3.25%, 11/15/49	5,000	3,535
4.75%, 03/25/50Δ	10,000	9,075
3.05%, 08/12/51Δ	120,000	81,085
Intercontinental Exchange, Inc.
3.00%, 06/15/50Δ	1,500,000	1,018,466
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	280,000	262,209
1.83%, 10/15/27 144A	650,000	576,772
4.38%, 06/01/47	1,000,000	772,278
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	332,052
	Par	Value
IPALCO Enterprises, Inc.
4.25%, 05/01/30	$2,450,000	$2,283,947
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,676,735
J M Smucker Co. (The)
6.20%, 11/15/33Δ	2,135,000	2,277,892
Jabil, Inc.
3.60%, 01/15/30	50,000	45,461
Jackson Financial, Inc.
3.13%, 11/23/31Δ	599,800	500,203
JBS U.S.A. LUX SA
5.13%, 02/01/28	1,200,000	1,182,891
Jefferies Financial Group, Inc.
2.63%, 10/15/31	35,000	28,876
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	638,532
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	210,000	202,461
2.95%, 10/01/26	700,000	667,767
(Variable, CME Term SOFR 3M + 1.51%), 3.96%, 01/29/27^	875,000	854,662
4.25%, 10/01/27	320,000	312,822
3.63%, 12/01/27Δ	900,000	858,918
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,069,000	1,030,349
(Variable, U.S. SOFR + 1.17%), 2.95%, 02/24/28^	65,000	61,115
(Variable, U.S. SOFR + 1.89%), 2.18%, 06/01/28^	70,000	64,071
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,720,000	1,627,694
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	75,000	66,588
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.74%), 6.87%, 06/01/29ρ ^	650,000	674,449
(Variable, CME Term SOFR 3M + 1.52%), 4.20%, 07/23/29^	380,000	366,713
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29Δ ^	2,000,000	2,016,281
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29^	800,000	780,118
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,171,372
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	72,597
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	4,150,000	3,587,486
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	174,771
(Variable, CME Term SOFR 3M + 1.25%), 2.58%, 04/22/32^	750,000	633,870
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	590,000	491,093
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,225,252
4.95%, 06/01/45	140,000	133,199
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	45,000	32,692

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Kellanova
7.45%, 04/01/31	$50,000	$56,249
Kennedy-Wilson, Inc.
4.75%, 03/01/29Δ	100,000	82,429
Kilroy Realty LP REIT
4.75%, 12/15/28Δ	1,678,000	1,605,686
Kimberly-Clark Corporation
3.20%, 04/25/29	10,000	9,341
2.88%, 02/07/50Δ	5,000	3,445
Kinder Morgan Energy Partners LP
4.25%, 09/01/24	100,000	99,371
5.80%, 03/15/35Δ	150,000	152,609
Kinder Morgan, Inc.
4.30%, 03/01/28Δ	50,000	48,824
5.20%, 06/01/33Δ	250,000	246,267
5.45%, 08/01/52	28,000	26,473
Kinetik Holdings LP
6.63%, 12/15/28 144A	1,650,000	1,680,391
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	29,144
Kraft Heinz Foods Co.
6.88%, 01/26/39	30,000	33,959
Kyndryl Holdings, Inc.
4.10%, 10/15/41Δ	10,000	7,679
L3Harris Technologies, Inc.
5.05%, 04/27/45	160,000	151,833
Laboratory Corporation of America Holdings
1.55%, 06/01/26	20,000	18,536
Lazard Group LLC
6.00%, 03/15/31	660,000	667,624
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	1,000,000	701,378
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A	1,020,000	1,067,788
Leidos, Inc.
5.75%, 03/15/33Δ	400,000	410,400
Lennar Corporation
4.75%, 11/29/27	160,000	158,097
Liberty Utilities Co.
5.58%, 01/31/29 144A Δ	1,000,000	1,006,865
LifePoint Health, Inc.
9.88%, 08/15/30 144A Δ	40,000	41,884
11.00%, 10/15/30 144A Δ	50,000	53,502
Lincoln National Corporation
5.85%, 03/15/34	800,000	790,375
Lithia Motors, Inc.
4.38%, 01/15/31 144A	1,865,000	1,669,841
LKQ Corporation
6.25%, 06/15/33	250,000	260,620
Lockheed Martin Corporation
3.90%, 06/15/32	160,000	150,465
5.25%, 01/15/33Δ	675,000	694,380
4.50%, 05/15/36	50,000	47,576
4.15%, 06/15/53	510,000	431,608
5.20%, 02/15/64	110,000	109,038
	Par	Value
Louisville Gas and Electric Co.
4.25%, 04/01/49	$25,000	$21,026
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	787,810
4.50%, 04/15/30Δ	110,000	107,706
1.70%, 10/15/30Δ	675,000	552,294
3.00%, 10/15/50	150,000	98,583
4.25%, 04/01/52Δ	475,000	390,294
LPL Holdings, Inc.
4.38%, 05/15/31 144A Δ	500,000	455,681
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	710,000	660,585
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	345,788
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	120,083
6.50%, 03/01/41	5,000	5,450
Markel Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	496,592
Marriott International, Inc.
4.00%, 04/15/28Δ	40,000	38,510
4.90%, 04/15/29Δ	325,000	322,733
4.88%, 05/15/29	455,000	450,636
4.63%, 06/15/30Δ	600,000	584,319
Mars, Inc.
2.70%, 04/01/25 144A	200,000	195,133
3.20%, 04/01/30 144A Δ	475,000	432,791
2.38%, 07/16/40 144A Δ	150,000	104,846
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26Δ	350,000	342,441
4.38%, 03/15/29Δ	500,000	492,000
Martin Marietta Materials, Inc.
3.20%, 07/15/51	325,000	228,073
Masco Corporation
1.50%, 02/15/28	2,200,000	1,928,250
Mastercard, Inc.
3.30%, 03/26/27Δ	40,000	38,520
3.85%, 03/26/50Δ	310,000	256,401
McDonald’s Corporation
1.45%, 09/01/25	40,000	37,979
3.70%, 01/30/26	130,000	127,289
3.50%, 03/01/27	600,000	579,930
3.50%, 07/01/27Δ	330,000	316,493
3.80%, 04/01/28	90,000	86,853
3.60%, 07/01/30	160,000	149,378
6.30%, 03/01/38	35,000	38,558
3.63%, 09/01/49Δ	130,000	99,174
4.20%, 04/01/50	480,000	401,771
Medline Borrower LP
3.88%, 04/01/29 144A	100,000	91,187
6.25%, 04/01/29 144A	300,000	301,988
Medtronic, Inc.
4.63%, 03/15/45	36,000	33,810

	Par	Value
Meta Platforms, Inc.
3.85%, 08/15/32Δ	$3,000	$2,815
5.75%, 05/15/63	790,000	847,735
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	322,238
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	963,577
6.40%, 12/15/36	50,000	51,290
4.60%, 05/13/46Δ	5,000	4,534
5.00%, 07/15/52Δ	15,000	14,113
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,922,557
Micron Technology, Inc.
4.19%, 02/15/27Δ	5,000	4,874
6.75%, 11/01/29	55,000	59,089
5.88%, 02/09/33	130,000	134,572
Microsoft Corporation
3.45%, 08/08/36	515,000	461,610
2.53%, 06/01/50	18,000	11,822
3.04%, 03/17/62Δ	108,000	75,443
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	332,943
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	266,500	268,407
Mondelez International, Inc.
1.50%, 05/04/25	370,000	354,915
Morgan Stanley
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	717,740
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	560,000	540,339
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26^	40,000	37,079
3.63%, 01/20/27Δ	800,000	773,243
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	826,000	823,310
3.95%, 04/23/27	398,000	384,394
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	65,000	60,164
(Variable, U.S. SOFR + 0.86%), 1.51%, 07/20/27^	70,000	64,289
(Variable, U.S. SOFR + 1.00%), 2.48%, 01/21/28^	25,000	23,257
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	220,000	209,445
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,397,039
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,130,000	2,129,621
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30Δ ^	385,000	373,225
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,795,000	1,569,785
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,000,000	917,164
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	579,875
	Par	Value
(Variable, U.S. SOFR + 1.18%), 2.24%, 07/21/32^	$10,000	$8,176
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	340,000	281,050
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33Δ ^	1,200,000	1,164,646
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,120,000	885,545
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39Δ ^	400,000	398,722
Mosaic Co. (The)
5.45%, 11/15/33	30,000	30,040
Motorola Solutions, Inc.
2.30%, 11/15/30	20,000	16,798
2.75%, 05/24/31	10,000	8,483
MPLX LP
4.88%, 12/01/24	10,000	9,948
4.88%, 06/01/25	100,000	99,216
4.00%, 03/15/28	50,000	48,186
4.80%, 02/15/29Δ	745,000	736,760
4.50%, 04/15/38	570,000	506,502
4.70%, 04/15/48	40,000	34,198
5.50%, 02/15/49	400,000	381,691
MPT Operating Partnership LP REIT
4.63%, 08/01/29Δ	435,000	334,009
MSCI, Inc.
3.88%, 02/15/31 144A	1,380,000	1,232,195
3.63%, 11/01/31 144A Δ	250,000	217,128
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	1,018,719
Nature Conservancy (The)
0.94%, 07/01/26	25,000	22,468
1.30%, 07/01/28	25,000	21,531
NCL Corporation, Ltd.
8.13%, 01/15/29 144A	250,000	264,619
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	600,000	646,973
Netflix, Inc.
6.38%, 05/15/29	895,000	954,244
New York Life Global Funding
0.95%, 06/24/25 144A	20,000	18,995
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28Δ	965,000	854,554
2.25%, 06/01/30Δ	1,900,000	1,618,367
NFP Corporation
7.50%, 10/01/30 144A	600,000	632,546
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,909,310
NIKE, Inc.
2.75%, 03/27/27Δ	20,000	18,954
3.25%, 03/27/40	110,000	88,699
3.38%, 03/27/50Δ	270,000	204,704

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
NiSource, Inc.
3.60%, 05/01/30	$100,000	$92,228
3.95%, 03/30/48	450,000	351,968
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A Δ	2,200,000	1,956,092
NNN REIT, Inc. REIT
3.90%, 06/15/24	255,000	253,917
3.60%, 12/15/26	250,000	239,092
Northern Trust Corporation
1.95%, 05/01/30Δ	50,000	42,591
Northrop Grumman Corporation
3.25%, 01/15/28	840,000	794,283
5.25%, 05/01/50	340,000	333,377
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	316,905
3.85%, 09/30/47 144A	250,000	196,335
NOV, Inc.
3.95%, 12/01/42	15,000	11,418
NRG Energy, Inc.
3.75%, 06/15/24 144A Δ	625,000	621,718
3.63%, 02/15/31 144A	850,000	733,559
7.00%, 03/15/33 144A	350,000	373,733
NuStar Logistics LP
5.75%, 10/01/25	1,015,000	1,010,699
6.38%, 10/01/30Δ	700,000	705,166
NVIDIA Corporation
3.70%, 04/01/60Δ	20,000	15,987
Occidental Petroleum Corporation
6.95%, 07/01/24	136,000	136,291
5.55%, 03/15/26Δ	360,000	361,581
3.20%, 08/15/26	260,000	246,552
8.50%, 07/15/27	50,000	54,262
6.63%, 09/01/30	190,000	201,189
7.88%, 09/15/31	675,000	765,792
6.45%, 09/15/36	465,000	496,259
4.63%, 06/15/45	270,000	218,813
6.60%, 03/15/46	220,000	237,301
4.40%, 04/15/46Δ	650,000	530,477
4.20%, 03/15/48	80,000	61,898
Old Republic International Corporation
5.75%, 03/28/34	550,000	553,400
Omega Healthcare Investors, Inc. REIT
4.50%, 04/01/27	60,000	58,087
3.63%, 10/01/29	1,615,000	1,443,485
OneMain Finance Corporation
6.63%, 01/15/28	100,000	100,374
7.88%, 03/15/30	300,000	309,692
ONEOK, Inc.
5.55%, 11/01/26	130,000	131,279
5.80%, 11/01/30	210,000	216,634
6.35%, 01/15/31	1,600,000	1,694,153
6.05%, 09/01/33	320,000	334,172
5.20%, 07/15/48Δ	20,000	18,387
	Par	Value
6.63%, 09/01/53	$530,000	$585,184
Oracle Corporation
1.65%, 03/25/26	815,000	761,361
2.95%, 04/01/30	121,000	107,805
4.65%, 05/06/30	805,000	789,858
2.88%, 03/25/31	1,595,000	1,388,297
6.25%, 11/09/32Δ	1,125,000	1,204,518
4.90%, 02/06/33	946,000	927,865
6.13%, 07/08/39	15,000	15,719
3.60%, 04/01/40	405,000	319,748
4.00%, 07/15/46	290,000	228,081
6.90%, 11/09/52	780,000	897,906
Otis Worldwide Corporation
2.06%, 04/05/25	130,000	125,751
2.57%, 02/15/30	25,000	21,973
Outfront Media Capital LLC
7.38%, 02/15/31 144A Δ	800,000	838,547
Pacific Beacon LLC
5.51%, 07/15/36 144A †††	750,000	726,938
Pacific Gas and Electric Co.
3.40%, 08/15/24	600,000	593,470
3.15%, 01/01/26Δ	1,300,000	1,250,074
2.95%, 03/01/26	800,000	764,403
2.10%, 08/01/27	370,000	333,278
4.55%, 07/01/30	1,800,000	1,712,031
2.50%, 02/01/31Δ	470,000	391,654
6.40%, 06/15/33	2,000,000	2,110,439
3.30%, 08/01/40	165,000	121,431
4.95%, 07/01/50Δ	15,000	12,940
3.50%, 08/01/50Δ	95,000	65,195
PacifiCorp
4.15%, 02/15/50	45,000	35,415
5.80%, 01/15/55Δ	1,325,000	1,308,990
Paramount Global
5.90%, 10/15/40	187,000	156,868
4.85%, 07/01/42	79,000	58,002
5.25%, 04/01/44	101,000	75,077
4.90%, 08/15/44	291,000	208,784
4.60%, 01/15/45	43,000	29,691
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	28,663
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	366,289
PayPal Holdings, Inc.
2.65%, 10/01/26	50,000	47,229
2.85%, 10/01/29	50,000	45,280
2.30%, 06/01/30Δ	300,000	259,117
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	308,562
Penske Truck Leasing Co. LP
5.35%, 03/30/29 144A	1,000,000	1,001,661
PepsiCo, Inc.
2.63%, 03/19/27Δ	30,000	28,305

	Par	Value
2.88%, 10/15/49	$100,000	$69,864
Permian Resources Operating LLC
7.00%, 01/15/32 144A	830,000	861,596
Phillips 66
3.85%, 04/09/25	100,000	98,512
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	65,196
2.15%, 01/15/31	290,000	244,336
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.32%), 5.81%, 06/12/26^	20,000	20,075
(Variable, U.S. SOFR + 1.84%), 5.58%, 06/12/29^	490,000	496,381
Post Holdings, Inc.
5.50%, 12/15/29 144A	960,000	928,803
6.25%, 02/15/32 144A	315,000	317,695
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	85,698
Progress Energy, Inc.
7.75%, 03/01/31	350,000	396,603
Progressive Corporation (The)
3.20%, 03/26/30	5,000	4,571
Prologis LP REIT
4.63%, 01/15/33	650,000	632,438
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52Δ ^	600,000	597,649
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	417,063
Public Service Co. of Colorado
4.50%, 06/01/52	35,000	29,522
Public Service Enterprise Group, Inc.
6.13%, 10/15/33Δ	950,000	999,475
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	1,789,918
PulteGroup, Inc.
5.50%, 03/01/26	60,000	60,069
Qorvo, Inc.
4.38%, 10/15/29	45,000	42,181
QUALCOMM, Inc.
4.65%, 05/20/35	55,000	54,577
Quanta Services, Inc.
3.05%, 10/01/41	25,000	17,905
Quest Diagnostics, Inc.
2.95%, 06/30/30Δ	10,000	8,882
Realty Income Corporation REIT
4.45%, 09/15/26	1,200,000	1,175,965
3.95%, 08/15/27Δ	150,000	145,495
4.00%, 07/15/29	750,000	713,643
3.25%, 01/15/31	1,800,000	1,607,327
Regency Centers LP REIT
2.95%, 09/15/29	775,000	694,691
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,227,929
Reinsurance Group of America, Inc.
3.90%, 05/15/29Δ	25,000	23,624
	Par	Value
Republic Services, Inc.
4.88%, 04/01/29Δ	$350,000	$350,928
Retail Opportunity Investments Partnership LP REIT
6.75%, 10/15/28	875,000	907,388
Revvity, Inc.
3.30%, 09/15/29	15,000	13,629
RGA Global Funding
5.50%, 01/11/31 144A	975,000	979,245
Roche Holdings, Inc.
2.61%, 12/13/51 144A	550,000	351,288
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	850,000	720,832
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	486,038
RTX Corporation
3.15%, 12/15/24	120,000	117,685
3.95%, 08/16/25	380,000	373,883
3.50%, 03/15/27Δ	550,000	528,995
3.13%, 05/04/27	70,000	66,346
4.13%, 11/16/28	795,000	769,866
2.25%, 07/01/30	270,000	230,886
6.00%, 03/15/31	340,000	357,881
6.10%, 03/15/34	1,700,000	1,819,146
4.50%, 06/01/42	510,000	456,131
3.03%, 03/15/52Δ	90,000	59,780
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	450,000	449,615
5.00%, 03/15/27Δ	425,000	424,075
4.20%, 03/15/28	300,000	290,711
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,353,777
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	605,274
6.10%, 04/01/34	400,000	398,073
Santander Holdings U.S.A., Inc.
4.50%, 07/17/25	60,000	59,008
3.24%, 10/05/26	1,100,000	1,039,879
(Variable, U.S. SOFR + 1.25%), 2.49%, 01/06/28Δ ^	45,000	40,930
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,147,620
1.84%, 04/15/27 144A	1,000,000	897,246
2.33%, 01/15/28 144A	2,300,000	2,025,163
Schlumberger Holdings Corporation
3.90%, 05/17/28 144A	252,000	243,070
Sempra
3.25%, 06/15/27Δ	40,000	37,733
3.40%, 02/01/28Δ	275,000	260,083
ServiceNow, Inc.
1.40%, 09/01/30	675,000	546,580
Sherwin-Williams Co. (The)
2.95%, 08/15/29	475,000	431,192
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	2,039,728
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	626,475

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sodexo, Inc.
2.72%, 04/16/31 144A	$2,000,000	$1,699,334
Solventum Corporation
5.40%, 03/01/29 144A	1,160,000	1,162,714
5.45%, 03/13/31 144A	390,000	389,437
5.60%, 03/23/34 144A	1,215,000	1,218,535
5.90%, 04/30/54 144A	410,000	410,109
Sotheby's
5.88%, 06/01/29 144A	325,000	274,070
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,740,041
4.20%, 03/01/29Δ	400,000	385,720
4.88%, 03/01/49	30,000	26,824
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	1,983,227
Southern Co. (The)
4.40%, 07/01/46Δ	10,000	8,634
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	287,515
Southern Copper Corporation
5.25%, 11/08/42	2,110,000	2,000,738
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	460,621
Southern Power Co.
0.90%, 01/15/26	2,200,000	2,036,783
4.95%, 12/15/46	30,000	26,826
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	60,969
3.25%, 11/01/51	20,000	13,318
Southwestern Energy Co.
5.38%, 02/01/29	10,000	9,721
5.38%, 03/15/30	70,000	67,426
4.75%, 02/01/32	120,000	110,551
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,597,704
8.75%, 03/15/32	60,000	72,687
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	194,327
Stanley Black & Decker, Inc.
2.30%, 03/15/30	70,000	59,358
Starbucks Corporation
4.00%, 11/15/28Δ	475,000	461,402
2.55%, 11/15/30	1,900,000	1,649,131
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	1,820,000	1,837,015
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ ^	950,000	966,133
(Variable, U.S. SOFR + 1.48%), 5.68%, 11/21/29Δ ^	65,000	66,850
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	240,000	215,799
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	134,877
1.65%, 10/15/27	275,000	245,360
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,738,520
	Par	Value
Sunoco LP
7.00%, 09/15/28 144A	$810,000	$828,359
Synchrony Financial
2.88%, 10/28/31	25,000	19,976
Sysco Corporation
6.60%, 04/01/40Δ	645,000	717,752
Targa Resources Corporation
4.20%, 02/01/33	790,000	721,401
Targa Resources Partners LP
6.50%, 07/15/27Δ	355,000	359,157
5.00%, 01/15/28	70,000	68,888
6.88%, 01/15/29	1,150,000	1,182,922
5.50%, 03/01/30	320,000	318,761
4.88%, 02/01/31	320,000	306,406
4.00%, 01/15/32	30,000	27,018
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	52,408
4.90%, 09/15/44 144A	150,000	137,647
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	830,000	727,908
Texas Instruments, Inc.
1.75%, 05/04/30	120,000	101,485
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,434,165
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	390,000	436,024
Time Warner Cable LLC
6.55%, 05/01/37	90,000	85,259
7.30%, 07/01/38	780,000	790,255
6.75%, 06/15/39	5,000	4,775
5.88%, 11/15/40	445,000	384,455
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	748,000	733,621
3.75%, 04/15/27	50,000	48,183
5.38%, 04/15/27	65,000	65,339
3.38%, 04/15/29	1,350,000	1,247,708
3.88%, 04/15/30	2,176,000	2,038,679
2.55%, 02/15/31	1,570,000	1,338,426
3.50%, 04/15/31	450,000	406,575
2.70%, 03/15/32	610,000	513,748
5.20%, 01/15/33Δ	4,475,000	4,483,980
5.15%, 04/15/34	220,000	219,478
3.00%, 02/15/41Δ	380,000	280,420
3.40%, 10/15/52	30,000	21,274
TPG Operating Group II LP
5.88%, 03/05/34	450,000	456,713
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	910,000	944,627
3.25%, 05/15/30Δ	870,000	787,536
TransDigm, Inc.
7.50%, 03/15/27	300,000	300,515
4.63%, 01/15/29	130,000	120,916
6.38%, 03/01/29 144A	700,000	703,940
6.88%, 12/15/30 144A	1,010,000	1,030,702
7.13%, 12/01/31 144A	240,000	247,599

	Par	Value
6.63%, 03/01/32 144A	$280,000	$283,333
Trimble, Inc.
6.10%, 03/15/33Δ	650,000	679,972
TriNet Group, Inc.
7.13%, 08/15/31 144A	725,000	744,736
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	770,814
Tronox, Inc.
4.63%, 03/15/29 144A Δ	1,225,000	1,100,450
Truist Bank
4.05%, 11/03/25Δ	600,000	589,560
Truist Financial Corporation
(Variable, U.S. SOFR + 0.61%), 1.27%, 03/02/27^	15,000	13,874
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	535,000	542,501
(Variable, U.S. SOFR + 0.86%), 1.89%, 06/07/29^	75,000	65,186
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	15,000	16,014
(Variable, U.S. SOFR + 2.36%), 5.87%, 06/08/34^	1,120,000	1,134,390
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,135,045
Tyson Foods, Inc.
3.55%, 06/02/27	25,000	23,867
4.35%, 03/01/29	10,000	9,674
5.70%, 03/15/34	100,000	101,301
5.10%, 09/28/48	15,000	13,542
U.S. Bancorp
1.45%, 05/12/25	200,000	191,841
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ ^	775,000	673,001
(Variable, U.S. SOFR + 0.73%), 2.22%, 01/27/28^	60,000	55,374
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29Δ ^	985,000	1,003,579
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,075,000	2,118,320
(Variable, U.S. SOFR + 2.26%), 5.84%, 06/12/34^	605,000	617,385
Uber Technologies, Inc.
4.50%, 08/15/29 144A	1,790,000	1,701,494
UDR, Inc. REIT
3.20%, 01/15/30Δ	1,200,000	1,088,629
2.10%, 08/01/32	150,000	117,885
Union Pacific Corporation
2.89%, 04/06/36	600,000	490,428
3.84%, 03/20/60	250,000	192,274
3.75%, 02/05/70	80,000	59,380
United Parcel Service, Inc.
6.20%, 01/15/38	35,000	38,770
United Rentals North America, Inc.
3.88%, 02/15/31Δ	60,000	53,820
3.75%, 01/15/32	190,000	166,091
6.13%, 03/15/34 144A Δ	940,000	942,606
UnitedHealth Group, Inc.
4.00%, 05/15/29	290,000	280,610
5.30%, 02/15/30Δ	1,600,000	1,639,892
	Par	Value
2.00%, 05/15/30	$190,000	$161,616
2.30%, 05/15/31	50,000	42,380
4.20%, 05/15/32	330,000	313,984
5.35%, 02/15/33	3,050,000	3,140,633
5.00%, 04/15/34	220,000	220,450
6.88%, 02/15/38	40,000	47,031
2.75%, 05/15/40	700,000	516,352
4.25%, 06/15/48	175,000	151,452
4.45%, 12/15/48	50,000	44,603
3.70%, 08/15/49	170,000	133,718
2.90%, 05/15/50	290,000	196,918
5.05%, 04/15/53Δ	560,000	545,581
3.88%, 08/15/59	10,000	7,789
3.13%, 05/15/60	30,000	19,792
Universal Health Services, Inc.
2.65%, 10/15/30	700,000	594,052
Vanguard Group, Inc. (The)
0.00%, 08/22/50†††	390,000	248,045
Ventas Realty LP REIT
3.00%, 01/15/30Δ	1,700,000	1,500,483
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	125,000	125,850
3.88%, 11/01/33 144A	200,000	170,106
Venture Global LNG, Inc.
9.50%, 02/01/29 144A Δ	400,000	431,157
8.38%, 06/01/31 144A	1,030,000	1,062,889
9.88%, 02/01/32 144A	150,000	161,765
Veralto Corporation
5.45%, 09/18/33 144A	1,790,000	1,812,612
Verizon Communications, Inc.
3.00%, 03/22/27	70,000	66,379
2.10%, 03/22/28	470,000	423,312
4.33%, 09/21/28	202,000	197,690
3.15%, 03/22/30	490,000	443,744
1.75%, 01/20/31	900,000	731,442
2.55%, 03/21/31	1,578,000	1,349,450
4.50%, 08/10/33	530,000	507,359
5.25%, 03/16/37	270,000	273,491
2.65%, 11/20/40	380,000	268,121
3.40%, 03/22/41	80,000	62,679
3.85%, 11/01/42Δ	40,000	32,972
4.13%, 08/15/46	100,000	84,087
4.86%, 08/21/46	30,000	28,246
5.50%, 03/16/47	40,000	41,211
4.00%, 03/22/50	40,000	32,408
2.88%, 11/20/50Δ	115,000	75,340
Viatris, Inc.
4.00%, 06/22/50	20,000	13,814
Viper Energy, Inc.
7.38%, 11/01/31 144A	750,000	780,361
Visa, Inc.
2.05%, 04/15/30	270,000	233,231
4.30%, 12/14/45	460,000	415,792
VMware LLC
4.65%, 05/15/27	705,000	694,178
3.90%, 08/21/27	500,000	479,259
1.80%, 08/15/28	225,000	196,244
2.20%, 08/15/31	600,000	488,918

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Vontier Corporation
2.40%, 04/01/28	$700,000	$623,917
Voya Financial, Inc.
5.70%, 07/15/43	170,000	166,853
Walmart, Inc.
1.50%, 09/22/28Δ	20,000	17,687
1.80%, 09/22/31	80,000	66,563
5.25%, 09/01/35	25,000	26,245
Walt Disney Co. (The)
6.65%, 11/15/37	150,000	172,429
Warnermedia Holdings, Inc.
6.41%, 03/15/26	30,000	30,001
3.76%, 03/15/27	140,000	133,701
4.05%, 03/15/29	180,000	168,561
4.28%, 03/15/32	2,600,000	2,323,923
5.05%, 03/15/42	370,000	318,256
Waste Management, Inc.
1.15%, 03/15/28Δ	250,000	218,112
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	760,030
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	1,050,000	999,654
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	40,000	38,535
4.10%, 06/03/26	440,000	428,671
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26Δ ^	1,700,000	1,679,003
3.00%, 10/23/26	1,660,000	1,572,315
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 06/17/27^	30,000	28,665
4.30%, 07/22/27	1,255,000	1,223,264
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	5,000	4,757
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	65,000	59,539
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,775,354
4.15%, 01/24/29	655,000	631,712
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	420,000	425,226
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,095,101
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	465,000	411,304
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	45,000	38,779
(Variable, CME Term SOFR 3M + 4.03%), 4.48%, 04/04/31^	420,000	402,291
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	500,000	433,531
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,883,505
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	1,987,654
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	540,000	542,836
5.38%, 11/02/43	190,000	183,802
4.65%, 11/04/44	200,000	175,199
	Par	Value
4.90%, 11/17/45	$30,000	$27,040
4.75%, 12/07/46	20,000	17,594
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	3,485,000	3,280,590
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	880,759
4.13%, 03/15/29	35,000	33,503
3.10%, 01/15/30Δ	45,000	40,519
WESCO Distribution, Inc.
6.38%, 03/15/29 144A	405,000	409,700
6.63%, 03/15/32 144A Δ	305,000	310,432
Western Digital Corporation
2.85%, 02/01/29	35,000	30,537
Western Midstream Operating LP
4.50%, 03/01/28	60,000	57,930
4.05%, 02/01/30Δ	1,100,000	1,025,009
5.45%, 04/01/44	75,000	68,990
5.30%, 03/01/48	195,000	169,734
5.50%, 08/15/48	130,000	115,113
5.25%, 02/01/50Δ	20,000	17,889
Westinghouse Air Brake Technologies Corporation
4.70%, 09/15/28	55,000	54,132
5.61%, 03/11/34	100,000	101,344
Weyerhaeuser Co. REIT
4.00%, 04/15/30Δ	45,000	42,563
Whirlpool Corporation
5.75%, 03/01/34Δ	300,000	301,395
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	295,804
7.50%, 01/15/31	100,000	111,594
7.75%, 06/15/31	1,005,000	1,116,323
8.75%, 03/15/32	181,000	217,843
5.65%, 03/15/33	525,000	539,306
5.75%, 06/24/44	210,000	209,770
Willis North America, Inc.
2.95%, 09/15/29Δ	40,000	35,889
3.88%, 09/15/49Δ	10,000	7,543
Workday, Inc.
3.70%, 04/01/29Δ	325,000	306,801
3.80%, 04/01/32	225,000	205,142
WP Carey, Inc. REIT
4.00%, 02/01/25	105,000	103,533
3.85%, 07/15/29	900,000	841,412
WR Grace Holdings LLC
4.88%, 06/15/27 144A	730,000	694,652
WRKCo, Inc.
3.75%, 03/15/25	500,000	491,600
4.00%, 03/15/28	1,100,000	1,057,926
Xerox Holdings Corporation
5.00%, 08/15/25 144A Δ	415,000	409,747
Total Corporate Bonds (Cost $641,751,384)		607,877,382

	Par	Value
FOREIGN BONDS — 8.2%
Argentina — 0.1%
Argentine Republic Government International Bond
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	$254,303	$133,839
(Step to 4.88% on 07/09/29), 3.50%, 07/09/41 STEP	810,000	328,221
Provincia de Buenos Aires
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 144A STEP	654,009	268,930
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 STEP	1,104,412	454,137
		1,185,127
Australia — 0.1%
BHP Billiton Finance U.S.A., Ltd.
5.00%, 09/30/43	50,000	48,212
Commonwealth Bank of Australia
3.90%, 07/12/47 144A	110,000	92,115
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	186,587
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	250,000	232,034
(Variable, U.S. SOFR + 0.91%), 1.63%, 09/23/27 144A ^	850,000	772,855
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A Δ ^	600,000	500,137
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	604,671
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	169,056
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	254,373
		2,860,040
Austria — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31	230,000	203,454
3.13%, 01/15/32	820,000	681,564
		885,018
Brazil — 0.5%
Banco do Brasil SA
6.00%, 03/18/31 144A	200,000	200,375
Brazil Letras do Tesouro Nacional
0.00%, 07/01/24(B) »	62,400,000	12,146,743
Brazilian Government International Bond
6.13%, 03/15/34	400,000	396,321
7.13%, 05/13/54	800,000	806,798
Vale Overseas, Ltd.
6.88%, 11/21/36	444,000	474,841
		14,025,078
	Par	Value
Canada — 0.5%
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	$75,000	$71,689
Bank of Montreal
1.85%, 05/01/25Δ	420,000	404,640
(Variable, U.S. SOFR + 0.60%), 0.95%, 01/22/27^	40,000	37,100
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	93,336
Bank of Nova Scotia (The)
1.30%, 06/11/25Δ	90,000	85,862
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 05/04/37^	260,000	236,111
Brookfield Finance, Inc.
3.50%, 03/30/51Δ	820,000	592,815
Canadian National Railway Co.
2.45%, 05/01/50	35,000	21,988
Canadian Pacific Railway Co.
3.10%, 12/02/51	370,000	254,868
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,095,330
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,476,000	1,487,808
Element Fleet Management Corporation
6.32%, 12/04/28 144A Δ	350,000	361,954
Enbridge, Inc.
2.50%, 08/01/33Δ	850,000	686,429
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	400,000	395,368
5.63%, 08/16/32	800,000	800,843
First Quantum Minerals, Ltd.
6.88%, 10/15/27 144A	200,000	191,881
9.38%, 03/01/29 144A	200,000	207,279
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	195,026
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	600,120
Rogers Communications, Inc.
3.20%, 03/15/27Δ	2,505,000	2,378,809
4.35%, 05/01/49	15,000	12,327
Royal Bank of Canada
1.15%, 06/10/25Δ	30,000	28,622
Teck Resources, Ltd.
3.90%, 07/15/30	130,000	119,971
6.00%, 08/15/40	10,000	10,061
Toronto-Dominion Bank (The)
1.15%, 06/12/25	40,000	38,116
4.46%, 06/08/32Δ	895,000	857,046
Waste Connections, Inc.
5.00%, 03/01/34	300,000	297,514
		12,562,913
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,562,311

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
China — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/25 144A	$800,000	$778,701
2.13%, 02/21/26 144A	2,500,000	2,330,937
4.25%, 04/15/26 144A	125,000	120,718
		3,230,356
Colombia — 0.1%
Colombia Government International Bond
4.13%, 02/22/42	850,000	577,446
5.63%, 02/26/44	750,000	598,867
Ecopetrol SA
8.63%, 01/19/29	90,000	95,458
6.88%, 04/29/30	40,000	39,071
8.88%, 01/13/33	220,000	232,722
5.88%, 05/28/45	1,440,000	1,076,259
		2,619,823
Denmark — 0.2%
Danske Bank A/S
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	215,697
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,695,616
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 09/22/26 144A ^	200,000	202,035
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,115,976
		4,229,324
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27Δ	9,000	8,697
France — 0.8%
BNP Paribas SA
3.38%, 01/09/25 144A	450,000	442,681
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,721,886
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	720,838
4.40%, 08/14/28 144A	780,000	756,611
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.35%), 8.50%, 08/14/28 144A ρ Δ ^	490,000	513,465
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,604,001
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.13%, 01/13/29 144A ^	910,000	909,406
(Variable, U.S. SOFR + 1.59%), 5.50%, 05/20/30 144A ^	280,000	280,850
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00%, 08/22/31 144A ρ ^	$310,000	$317,170
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	880,000	835,465
(Variable, U.S. SOFR + 1.87%), 5.89%, 12/05/34 144A ^	820,000	859,319
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,532,824
4.63%, 09/12/28 144A	375,000	367,817
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	304,466
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	718,465
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	602,115
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,090,345
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	300,005
4.38%, 03/17/25Δ	275,000	270,854
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	1,936,936
4.13%, 01/10/27 144A Δ	450,000	438,542
(Variable, U.S. SOFR + 1.69%), 5.34%, 01/10/30 144A ^	950,000	948,133
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	233,492
5.37%, 03/11/34 144A	250,000	250,811
Danone SA
2.95%, 11/02/26 144A	310,000	294,651
SNF Group SACA
3.13%, 03/15/27 144A	675,000	625,434
3.38%, 03/15/30 144A	680,000	589,266
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	944,137
TotalEnergies Capital International SA
2.83%, 01/10/30Δ	35,000	31,651
3.13%, 05/29/50	25,000	17,814
		20,459,450
Germany — 0.3%
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	1,800,000	1,806,533
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,559,949
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	424,611
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	855,708

	Par	Value
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	$800,000	$760,629
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,219,909
		6,627,339
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	192,865
Hungary — 0.1%
Hungary Government International Bond
6.13%, 05/22/28	500,000	512,748
3.13%, 09/21/51	1,290,000	819,245
		1,331,993
Indonesia — 0.0%
Indonesia Government International Bond
3.05%, 03/12/51	290,000	206,876
Ireland — 0.2%
AerCap Ireland Capital DAC
6.50%, 07/15/25	290,000	292,934
2.45%, 10/29/26	1,160,000	1,077,322
3.00%, 10/29/28	1,480,000	1,340,646
3.30%, 01/30/32	1,075,000	922,744
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 144A	350,000	350,955
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	720,734
		4,705,335
Israel — 0.1%
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,006,000
2.75%, 07/03/30	260,000	224,380
3.38%, 01/15/50	430,000	290,249
		2,520,629
Italy — 0.1%
Intesa Sanpaolo SpA
5.02%, 06/26/24 144A	1,310,000	1,305,788
3.25%, 09/23/24 144A	1,400,000	1,383,396
5.71%, 01/15/26 144A	200,000	198,396
		2,887,580
Japan — 0.6%
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28Δ ^	270,000	262,276
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,253,459
	Par	Value
4.29%, 07/26/38	$30,000	$27,771
Mizuho Financial Group, Inc.
(Variable, CME Term SOFR 3M + 1.09%), 2.23%, 05/25/26^	1,600,000	1,543,230
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,716,963
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30Δ ^	2,100,000	1,919,855
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	3,180,000	3,067,395
4.35%, 09/17/27 144A	770,000	732,439
Nomura Holdings, Inc.
2.61%, 07/14/31Δ	270,000	224,682
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28Δ	2,300,000	2,017,604
5.77%, 01/13/33	1,740,000	1,814,571
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,702,531
		16,282,776
Jersey — 0.0%
Aptiv PLC
3.10%, 12/01/51Δ	20,000	12,617
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	860,833	692,710
		705,327
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	196,590
Kenya — 0.1%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	1,020,000	1,047,066
Luxembourg — 0.0%
Altice Financing SA
5.75%, 08/15/29 144A	250,000	200,524
ArcelorMittal SA
7.00%, 10/15/39Δ	85,000	92,691
		293,215
Mexico — 0.8%
Mexican Bonos
7.75%, 11/23/34(M)	15,250,000	821,124
7.75%, 11/13/42(M)	232,985,200	11,908,179
8.00%, 11/07/47(M)	33,320,000	1,729,891
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	338,739
Mexico Government International Bond
4.75%, 04/27/32	2,300,000	2,185,329
3.50%, 02/12/34	1,920,000	1,602,649
6.35%, 02/09/35	430,000	444,543
3.77%, 05/24/61	2,232,000	1,456,080

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Orbia Advance Corporation SAB de CV
1.88%, 05/11/26 144A	$350,000	$321,731
2.88%, 05/11/31 144A Δ	320,000	266,266
Petroleos Mexicanos
6.88%, 08/04/26Δ	200,000	194,239
		21,268,770
Netherlands — 0.9%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	197,051
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,191,924
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A Δ	865,000	883,417
Cooperatieve Rabobank UA
4.38%, 08/04/25	420,000	412,923
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	810,000	769,736
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	280,000	266,822
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	2,300,000	2,253,977
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A ^	2,200,000	2,210,469
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.42%), 3.76%, 04/06/33 144A ^	270,000	241,074
Deutsche Telekom International Finance BV
8.75%, 06/15/30	55,000	65,093
Enel Finance International NV
5.00%, 06/15/32 144A	1,200,000	1,163,308
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,583,627
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	950,055
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,582,353
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	427,476
MEGlobal BV
4.25%, 11/03/26 144A	320,000	308,470
NXP BV
2.70%, 05/01/25	1,720,000	1,669,652
3.88%, 06/18/26Δ	1,500,000	1,456,967
	Par	Value
3.40%, 05/01/30	$250,000	$227,287
2.50%, 05/11/31	200,000	167,684
Petrobras Global Finance BV
6.00%, 01/27/28	500,000	504,069
6.85%, 06/05/15π	550,000	510,956
Prosus NV
3.68%, 01/21/30 144A	200,000	175,735
3.06%, 07/13/31 144A Δ	920,000	749,067
4.03%, 08/03/50 144A	220,000	140,472
3.83%, 02/08/51 144A	420,000	259,065
Shell International Finance BV
4.13%, 05/11/35	20,000	18,746
6.38%, 12/15/38	5,000	5,672
4.55%, 08/12/43	120,000	111,403
4.38%, 05/11/45	660,000	591,570
4.00%, 05/10/46	330,000	278,096
3.25%, 04/06/50Δ	150,000	109,092
		23,483,308
New Zealand — 0.0%
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	591,274
Norway — 0.0%
Aker BP ASA
2.00%, 07/15/26 144A	438,000	405,057
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	600,000	578,357
4.50%, 04/16/50	250,000	172,448
6.85%, 03/28/54	240,000	222,300
		973,105
Paraguay — 0.0%
Paraguay Government International Bond
3.85%, 06/28/33 144A	240,000	210,093
Peru — 0.0%
Peruvian Government International Bond
2.78%, 01/23/31	320,000	275,143
5.63%, 11/18/50Δ	70,000	69,915
2.78%, 12/01/60Δ	270,000	155,736
3.23%, 07/28/21~	50,000	28,772
		529,566
Poland — 0.0%
Republic of Poland Government International Bond
5.13%, 09/18/34	610,000	610,342

	Par	Value
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48Δ	$1,000,000	$974,644
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,056,109
3.62%, 05/26/30(E) 144A	250,000	248,852
2.00%, 01/28/32(E) 144A	70,000	60,178
2.00%, 04/14/33(E)	2,400,000	1,994,947
3.38%, 01/28/50(E) 144A	60,000	45,765
3.38%, 01/28/50(E)	70,000	53,393
		4,459,244
Saudi Arabia — 0.0%
Greensaif Pipelines Bidco S.a.r.l.
6.13%, 02/23/38 144A	200,000	203,610
Singapore — 0.0%
Flex, Ltd.
4.88%, 06/15/29	5,000	4,905
Greenko Power II, Ltd.
4.30%, 12/13/28 144A Δ	180,000	165,383
		170,288
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	251,936
5.88%, 04/20/32Δ	360,000	324,943
7.30%, 04/20/52	370,000	321,223
		898,102
South Korea — 0.0%
Export-Import Bank of Korea
5.00%, 01/11/28	240,000	242,526
5.13%, 01/11/33	200,000	204,342
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	243,474
		690,342
Spain — 0.1%
Banco Santander SA
2.75%, 05/28/25	1,000,000	966,454
3.31%, 06/27/29	400,000	367,215
2.75%, 12/03/30	200,000	165,282
6.92%, 08/08/33Δ	1,200,000	1,257,653
Telefonica Emisiones SA
7.05%, 06/20/36	30,000	33,631
		2,790,235
Supranational — 0.2%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	213,110
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,760,612
Inter-American Development Bank
7.35%, 10/06/30(ZH)	300,000,000	3,663,036
		5,636,758
	Par	Value
Switzerland — 0.7%
Credit Suisse AG
7.95%, 01/09/25	$740,000	$752,506
2.95%, 04/09/25	665,000	647,646
7.50%, 02/15/28	430,000	464,297
Credit Suisse Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	427,000	420,988
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	585,105
(Variable, U.S. SOFR Index + 0.98%), 1.31%, 02/02/27 144A ^	400,000	370,251
4.28%, 01/09/28 144A	1,800,000	1,738,349
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	402,292
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	3,030,000	2,817,827
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	1,195,000	1,016,626
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,114,527
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	849,782
UBS AG
4.50%, 06/26/48	280,000	254,353
UBS Group AG
4.55%, 04/17/26	1,390,000	1,368,450
4.25%, 03/23/28 144A	760,000	733,551
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 9.25%, 11/13/28 144A ρ ^	900,000	977,378
(Variable, USD SOFR ICE Swap Rate 5Y + 4.16%), 7.75%, 04/12/31 144A ρ Δ ^	200,000	206,194
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	578,473
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ Δ ^	220,000	248,828
		18,547,423
United Arab Emirates — 0.0%
DP World, Ltd.
5.63%, 09/25/48 144A	420,000	400,842
United Kingdom — 1.3%
Anglo American Capital PLC
4.00%, 09/11/27 144A	220,000	210,141
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	775,776
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	538,194
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27Δ ^	1,900,000	1,939,425

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	$1,000,000	$1,061,419
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	1,726,235
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,220,000	1,176,829
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	650,000	623,475
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ ^	350,000	363,874
British Telecommunications PLC
9.63%, 12/15/30	35,000	42,962
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A	200,000	198,767
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	121,943
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	225,000	215,604
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	355,065
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,650,000	2,724,976
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	2,010,000	1,952,012
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,113,082
4.95%, 03/31/30	200,000	198,777
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,190,000	1,835,873
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	360,000	334,714
(Variable, U.S. SOFR + 2.39%), 6.25%, 03/09/34Δ ^	800,000	843,627
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	1,980,000	2,168,871
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,302,517
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 01/05/28^	200,000	200,087
4.38%, 03/22/28Δ	2,400,000	2,331,300
4.55%, 08/16/28	230,000	224,369
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	610,196
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A Δ	145,000	147,380
Nationwide Building Society
4.85%, 07/27/27 144A Δ	650,000	644,563
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	616,689
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	196,651
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	$2,900,000	$2,849,509
Royalty Pharma PLC
1.20%, 09/02/25	1,000,000	941,034
3.30%, 09/02/40	5,000	3,722
3.55%, 09/02/50	10,000	6,906
3.35%, 09/02/51	10,000	6,598
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	305,158
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28Δ ^	2,300,000	2,164,177
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,022,443
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	125,478
Virgin Media Secured Finance PLC
5.50%, 05/15/29 144A	210,000	194,377
Vmed O2 UK Financing I PLC
4.75%, 07/15/31 144A Δ	220,000	189,936
		35,604,731
Total Foreign Bonds (Cost $227,345,237)		219,073,462
LOAN AGREEMENTS — 0.9%
Acrisure LLC 2021-2 Additional Term Loan
(Floating, ICE Syn LIBOR USD 1M + 4.25%, 0.50% Floor), 9.69%, 02/15/27†	197,475	198,339
Ali Group North America Corporation Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.44%, 07/30/29†	118,333	118,500
AmWINS Group, Inc. February 2023 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.75% Floor), 8.08%, 02/19/28†	128,375	128,767
APi Group DE, Inc. Repriced Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.69%, 10/01/26†	128,645	128,997
Apple Bidco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.19%, 09/22/28†	227,096	227,167
Arsenal AIC Parent LLC 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.08%, 08/18/30†	798,000	801,691
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.68%, 08/19/28†	257,155	248,797
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.69%, 07/31/27†	232,800	224,278

	Par	Value
athenahealth Group, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.58%, 02/15/29†	$680,289	$675,561
Avolon TLB Borrower 1 (US) LLC Term B-6 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 7.33%, 06/22/28†	174,612	174,859
Bombardier Recreational Products, Inc. 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.08%, 12/13/29†	246,884	247,370
Boost Newco Borrower LLC Initial USD Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.31%, 01/31/31†	1,000,000	1,004,795
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.18%, 06/07/28†	311,438	311,580
Brown Group Holding, LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 8.31%, 07/02/29†	281,425	281,759
(Floating, ICE CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 8.33%, 07/02/29†	177,533	177,744
(Floating, ICE CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 8.34%, 07/02/29†	133,543	133,702
Castlelake Aviation One Designated Activity Co. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.83%, 10/22/26†	135,667	135,845
Century De Buyer LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.32%, 10/30/30†	550,000	552,681
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 7.08%, 02/01/27†	125,404	125,516
Citadel Securities LP Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.58%, 07/29/30†	1,861,434	1,861,965
Citco Funding LLC Additional 2023 Term B Loan
(Floating, ICE CME Term SOFR USD 6M + 3.25%, 0.50% Floor), 8.42%, 04/27/28†	796,000	798,862
Clarios Global LP 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.33%, 05/06/30†	169,575	170,211
	Par	Value
Cloudera, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.18%, 10/08/28†	$215,600	$215,129
Coherent Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.19%, 07/02/29†	452,330	453,800
Cotiviti Holdings, Inc. Floating-Rate Term Loan
0.00%, 02/24/31† Σ	1,030,000	1,029,567
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.18%, 11/23/27†	148,142	146,617
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.33%, 10/16/26†	719,307	716,858
Eisner Advisory Group LLC February 2024 Incremental Term Loan
0.00%, 02/28/31† Σ	300,000	301,594
Emrld Borrower LP Initial Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.79%, 05/31/30†	1,243,979	1,244,912
EyeCare Partners LLC Amendment No. 1 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 9.32%, 11/15/28†	588,000	313,404
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 10.57%, 03/30/27†	587,879	589,495
Focus Financial Partners LLC Tranche B-7 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.08%, 06/30/28†	83,687	83,517
Gen Digital, Inc. Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 7.43%, 09/12/29†	505,761	506,213
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.40%, 12/30/26†	700,899	702,147
Harbor Freight Tools U.S.A., Inc. Initial Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.19%, 10/19/27†	730,692	731,098
HighTower Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.59%, 04/21/28†	149,235	149,608

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
HV Eight LLC Loan
(Floating, ICE USD CHECK + 3.50%, 1.00% Floor), 7.43%, 12/22/25† †††	$918,418	$990,835
Iron Mountain Information Management LLC Amendment No.1 Incremental Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.58%, 01/31/31† Σ	847,875	842,928
ISolved, Inc. Closing Date Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.33%, 10/14/30†	498,750	502,336
Mileage Plus Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.25%, 1.00% Floor), 10.73%, 06/21/27†	980,200	1,010,606
NA Rail Hold Co. LLC Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.57%, 10/19/26†	795,854	796,849
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.94%, 09/18/26†	252,471	252,822
Osaic Holdings, Inc. Term Loan
0.00%, 08/17/28† Σ	350,000	351,771
Peraton Corporation Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 9.18%, 02/01/28†	700,578	701,293
Phoenix Guarantor, Inc. Tranche B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.58%, 02/21/31†	165,300	163,361
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.50%, 01/26/27† †††	1,110,755	1,110,754
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.50%, 01/26/27† †††	358,485	358,485
Quikrete Holdings, Inc. Fourth Amendment Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.19%, 03/19/29†	355,466	356,053
Summit Materials LLC Incremental Term Loan B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.83%, 01/12/29† Σ	400,000	402,450
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.34%, 04/29/26†	333,539	334,420
	Par	Value
USIC Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.75% Floor), 9.07%, 05/12/28†	$293,964	$293,770
Verscend Holding Corporation Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.44%, 08/27/25†	203,166	203,394
VFH Parent LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 8.43%, 01/13/29†	268,644	268,644
WhiteWater DBR Holdco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 8.05%, 03/03/31†	500,000	501,457
Total Loan Agreements (Cost $25,431,827)		25,355,173
MORTGAGE-BACKED SECURITIES — 46.1%
2023-MIC Trust (The)
8.44%, 12/05/38 144A † γ	550,000	571,925
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 6.50%, 09/15/34 144A †	1,510,000	1,483,016
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	599,055
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 5.51%, 03/17/39(U) †	381,898	470,519
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.82%, 09/25/46†	142,815	132,250
Angel Oak Mortgage Trust, Series 2021-6, Class A1
1.46%, 09/25/66 144A	437,946	358,424
Angel Oak Mortgage Trust, Series 2022-3, Class A3
4.13%, 01/25/67 144A † γ	1,265,459	1,153,930
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.80% on 02/25/27), 4.75%, 09/26/67 144A STEP	1,082,819	1,053,335
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.37% on 02/25/28), 6.25%, 01/25/69 144A STEP	990,790	984,343
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,149,656

	Par	Value
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	$1,750,000	$1,384,660
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.49%, 09/15/38 144A †	2,300,000	2,211,559
Banc of America Funding Trust, Series 2005-D, Class A1
5.12%, 05/25/35† γ	157,800	144,761
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.26%, 07/25/34† γ	13,273	12,541
BANK, Series 2017-BNK9, Class XA
0.76%, 11/15/54† IO γ	7,769,677	172,356
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,879,157
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	955,367
BANK, Series 2022-BNK44, Class A5
5.75%, 11/15/55† γ	290,000	305,962
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,760,000	1,848,814
BANK5, Series 2023-5YR3, Class A2
6.26%, 09/15/56	1,119,743	1,160,182
BANK5, Series 2023-5YR4, Class A3
6.50%, 12/15/56	300,000	316,529
BANK5, Series 2023-5YR4, Class AS
7.27%, 12/15/56	400,000	429,101
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	720,132
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,507,591
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A † γ	310,000	258,103
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,645,921
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 6.25%, 03/15/37 144A †	650,000	624,778
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 6.49%, 03/15/37 144A †	525,000	489,299
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,678,956
	Par	Value
BBCMS Mortgage Trust, Series 2023-5C23, Class AS
7.45%, 12/15/56† γ	$650,000	$702,602
BBCMS Mortgage Trust, Series 2023-C21, Class AS
6.30%, 09/15/56† γ	675,000	717,106
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	876,549
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	726,745
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 5.78%, 01/25/37†	2,122,642	1,894,229
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
4.86%, 05/25/35† γ	60,808	56,737
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.34%, 02/25/33† γ	268	262
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.01%, 01/26/36† γ	167,450	134,152
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 04/10/51	420,000	399,364
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,685,064
Benchmark Mortgage Trust, Series 2020-B20, Class XA
1.61%, 10/15/53† IO γ	3,460,755	223,706
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.27%, 08/15/54† IO γ	3,823,167	245,546
Benchmark Mortgage Trust, Series 2023-B38, Class A4
5.52%, 04/15/56	300,000	309,943
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	999,506
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	320,000	334,889
BINOM Securitization Trust, Series 2022-INV1, Class A1
4.44%, 08/25/57 144A	867,272	829,378
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%), 6.67%, 03/15/41 144A †	1,300,000	1,302,274
Blue Owl GP Stakes V Issuer A
0.00%, 08/22/43	374,250	385,615
Blue Owl GP Stakes V Issuer B, Class A2
0.00%, 08/22/43	375,750	387,161

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BMO Mortgage Trust, Series 2022-C3, Class A5
5.31%, 09/15/54	$275,000	$279,862
BMO Mortgage Trust, Series 2023-C5, Class A5
5.77%, 06/15/56	1,200,000	1,262,026
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,275,508
BMO Mortgage Trust, Series 2023-C7, Class B
6.67%, 12/15/56	700,000	746,511
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	758,828
BPR Trust, Series 2022-OANA, Class A
(Floating, CME Term SOFR 1M + 1.90%, 1.90% Floor), 7.22%, 04/15/37 144A †	390,000	392,414
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1
5.11%, 07/25/62 144A † γ	253,416	248,417
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1
(Step to 6.94% on 02/25/28), 5.94%, 12/01/63 144A STEP	2,062,011	2,072,282
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1
(Step to 7.29% on 03/25/28), 6.29%, 02/25/64 144A STEP	1,420,018	1,425,904
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	600,000	603,544
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	600,000	603,538
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 6.69%, 09/15/36 144A †	2,300,000	2,122,203
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 6.17%, 10/15/36 144A †	1,552,304	1,540,764
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 7.09%, 09/15/36 144A †	1,350,000	1,332,009
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 8.66%, 05/15/38 144A †	500,000	506,956
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2
3.62%, 05/15/52	625,970	599,175
	Par	Value
CD Mortgage Trust, Series 2017-CD3, Class A4
3.63%, 02/10/50	$250,000	$231,272
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A	2,500,000	2,373,621
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	355,985
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	495,849
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	152,036
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.03%, 02/19/34† γ	106,994	103,029
CIM Trust, Series 2023-R4, Class A1
5.00%, 05/25/62 144A † γ	601,006	586,141
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	362,366
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 05/10/49	330,000	315,056
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	322,811
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,287,814
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 6.62%, 10/15/36 144A †	2,300,000	2,275,583
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A
6.36%, 07/10/28 144A † γ	900,000	935,130
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	1,060,776	1,061,518
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.84% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,549,591	1,581,118
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.84% on 10/25/27), 7.58%, 09/25/68 144A STEP	774,796	785,705
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A † γ	160,000	153,046
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,356,798

	Par	Value
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	$1,060,000	$855,875
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 09/25/31 144A †	865,481	919,227
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 07/25/39 144A †	817,811	852,366
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.42%, 10/25/41 144A †	310,000	319,401
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.87%, 10/25/41 144A †	589,000	591,772
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.97%, 12/25/41 144A †	245,000	246,338
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 7.22%, 12/25/41 144A †	700,000	705,734
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.90%), 9.22%, 04/25/43 144A †	229,179	244,712
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.42%, 06/25/43 144A †	510,000	536,537
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.70%), 8.02%, 07/25/43 144A †	190,000	196,992
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.55%), 8.87%, 10/25/43 144A †	1,340,000	1,396,354
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.50%), 7.82%, 10/25/43 144A †	545,000	560,121
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 8.02%, 01/25/44 144A †	725,000	736,328
	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.12%, 01/25/44 144A †	$450,000	$452,252
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 7.12%, 02/25/44 144A †	1,425,000	1,431,687
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 6.26%, 04/15/36 144A †	2,500,000	2,438,773
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	669,933
CSMC Trust, Series 2010-16, Class B9
4.71%, 06/25/50 144A † γ	1,809,704	1,529,743
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	839,753	745,810
CSMC Trust, Series 2020-RPL5, Class A1
4.68%, 08/25/60 144A † γ	540,516	536,166
CSMC Trust, Series 2021-JR2, Class A1
2.22%, 11/25/61 144A † γ	669,623	654,459
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	350,000	229,886
CSMC, Series 2020-FACT, Class D
(Floating, CME Term SOFR 1M + 4.07%, 3.71% Floor), 9.40%, 10/15/37 144A †	670,000	637,685
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	1,889,482	1,757,644
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	650,000	604,232
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 6.84%, 07/15/38 144A †	2,600,000	2,342,204
CSMC, Series 2021-NQM4, Class A1
1.10%, 05/25/66 144A	1,266,524	1,041,208
CSMC, Series 2021-NQM8, Class A1
1.84%, 10/25/66 144A † γ	264,990	231,136
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.08%, 0.97% Floor), 6.41%, 06/15/34 144A †	1,021,149	979,783
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.63%, 08/10/49	219,907	208,107
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	749,944

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.41%, 02/25/36† γ	$473,070	$302,511
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,661,504
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A
6.04%, 01/15/41 144A † γ	500,000	502,312
EFMT, Series 2023-1, Class A2
(Step to 6.86% on 02/25/27), 6.24%, 02/25/68 144A STEP	1,125,168	1,111,193
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.29%, 06/25/66 144A	934,201	754,801
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A
(Floating, CME Term SOFR 1M + 0.82%, 0.70% Floor), 6.14%, 11/15/38 144A †	839,023	832,273
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 0.87%, 0.76% Floor), 6.20%, 10/15/38 144A †	1,099,978	1,094,575
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 5.49%, 06/15/44(U) †	530,102	660,543
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.52%, 07/15/38 144A †	6,125,513	6,127,525
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	26	26
5.50%, 02/01/27	3,733	3,721
4.50%, 10/01/29	472	466
7.50%, 11/01/29	1,098	1,132
7.50%, 12/01/29	1,162	1,191
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,791	1,785
7.50%, 11/01/31	5,566	5,535
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.98%, 1.98% Floor, 10.60% Cap), 5.35%, 04/01/32†	169	168
3.50%, 08/01/33	256,491	243,052
5.00%, 08/01/33	1,590	1,603
5.00%, 09/01/33	264	266
5.00%, 10/01/33	846	853
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 5.69%, 03/01/34†	505	501
5.00%, 12/01/34	15,381	15,500
5.00%, 07/01/35	1,222	1,231
	Par	Value
5.00%, 11/01/35	$1	$1
5.00%, 12/01/35	3,555	3,582
5.00%, 02/01/37	4,327	4,361
5.50%, 07/01/37	8,817	9,021
3.00%, 04/01/38	36,913	33,745
7.00%, 03/01/39	5,057	5,393
6.50%, 09/01/39	10,858	11,324
2.00%, 09/01/40	475,874	403,684
2.00%, 10/01/40	616,242	522,502
1.50%, 11/01/40	932,468	768,269
4.00%, 02/01/41	13,751	13,082
2.50%, 04/01/41	71,498	62,430
1.50%, 05/01/41	1,354,893	1,112,437
2.00%, 06/01/41	77,703	65,640
5.00%, 06/01/41	859	860
1.50%, 07/01/41	1,057,744	865,506
2.00%, 07/01/41	614,050	519,103
6.00%, 07/01/41	100,000	103,663
2.00%, 08/01/41	400,818	338,094
2.00%, 09/01/41	1,125,048	948,134
1.50%, 10/01/41	66,777	54,495
2.00%, 10/01/41	327,380	275,707
1.50%, 11/01/41	16,861	13,753
2.00%, 11/01/41	320,577	271,564
2.00%, 12/01/41	514,258	432,599
2.00%, 01/01/42	84,924	71,427
2.50%, 03/01/42	171,144	148,868
2.00%, 04/01/42	838,442	708,071
2.00%, 08/01/42	485,281	407,797
3.50%, 10/01/42	43,806	40,229
4.00%, 10/01/42	14,455	13,764
3.50%, 11/01/42	93,367	85,635
3.50%, 12/01/42	6,320	5,804
3.50%, 01/01/43	13,216	12,191
3.50%, 02/01/43	66,285	60,842
4.00%, 04/01/43	42,267	40,256
3.50%, 05/01/43	152,801	140,790
4.00%, 05/01/43	21,652	20,748
4.00%, 06/01/43	21,662	20,792
4.00%, 07/01/43	85,580	82,090
4.00%, 08/01/43	32,835	31,273
4.50%, 12/01/43	280,298	275,560
3.50%, 02/01/44	20,689	18,949
4.50%, 02/01/44	206,176	202,819
4.50%, 03/01/44	60,960	59,434
3.50%, 03/01/45	200,154	179,848
4.00%, 12/01/45	108,714	103,242
3.50%, 06/01/46	22,202	20,361
4.00%, 09/01/46	121,056	114,925
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.11%, 03/01/47†	285,459	266,016
3.50%, 03/01/47	90,924	83,029
4.50%, 03/01/47	87,743	85,946
3.50%, 04/01/47	3,802,464	3,484,000
4.00%, 07/01/47	114,403	108,501

	Par	Value
4.00%, 08/01/47	$43,463	$41,194
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47†	211,543	205,201
3.50%, 03/01/48	43,336	39,654
4.00%, 03/01/48	25,590	24,191
4.00%, 06/01/48	997,685	945,186
4.50%, 08/01/48	487,346	474,746
5.00%, 08/01/48	5,209	5,179
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48†	780,164	735,546
3.00%, 02/01/49	830,861	737,832
3.50%, 07/01/49	92,567	84,536
4.00%, 07/01/49	308,590	291,728
3.00%, 09/01/49	1,652,551	1,452,369
4.50%, 09/01/49	232,334	224,221
3.00%, 11/01/49	221,563	194,833
4.50%, 12/01/49	326,459	314,739
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 02/01/50†	106,150	100,329
4.00%, 03/01/50	3,204,486	3,013,553
4.50%, 03/01/50	7,422,475	7,192,533
4.50%, 05/01/50	171,796	165,306
2.50%, 07/01/50	605,927	511,172
4.00%, 07/01/50	90,726	86,015
3.00%, 08/01/50	1,782,301	1,559,002
4.50%, 09/01/50	468,493	452,608
2.00%, 11/01/50	520,505	419,875
2.50%, 11/01/50	458,179	387,201
2.50%, 12/01/50	1,480,820	1,246,553
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 7.63% Cap), 2.64%, 12/01/50†	295,705	271,154
3.00%, 12/01/50	2,411,355	2,119,004
3.50%, 12/01/50	652,904	591,998
4.50%, 01/01/51	205,849	199,381
1.50%, 02/01/51	242,664	183,978
2.00%, 02/01/51	948,667	765,745
2.50%, 02/01/51	920,499	767,658
2.00%, 03/01/51	6,476,867	5,184,801
2.00%, 04/01/51	279,149	227,800
2.00%, 05/01/51	7,405,173	5,909,088
2.50%, 05/01/51	7,905,667	6,633,608
2.50%, 07/01/51	258,437	214,364
2.50%, 08/01/51	13,678,987	11,511,649
2.00%, 09/01/51	168,350	135,715
2.50%, 09/01/51	1,798,027	1,502,054
2.50%, 10/01/51	522,705	437,658
2.00%, 11/01/51	339,043	272,722
2.50%, 11/01/51	1,911,349	1,612,551
2.50%, 12/01/51	79,847	66,741
3.00%, 12/01/51	89,973	78,162
	Par	Value
2.00%, 01/01/52	$5,262,575	$4,173,310
2.50%, 01/01/52	2,198,724	1,849,601
2.00%, 02/01/52	998,557	791,940
2.50%, 02/01/52	258,574	217,911
1.50%, 03/01/52	128,427	96,967
2.00%, 03/01/52	322,562	256,009
3.00%, 03/01/52	175,941	151,809
4.50%, 03/01/52	201,666	192,338
2.50%, 04/01/52	2,690,009	2,259,870
3.00%, 04/01/52	1,144,003	986,783
4.00%, 04/01/52	1,554,368	1,453,329
3.00%, 06/01/52	924,864	797,790
3.50%, 06/01/52	183,535	164,970
4.00%, 06/01/52	1,078,195	1,010,235
4.50%, 06/01/52	267,053	256,350
3.00%, 07/01/52	1,738,424	1,499,716
5.00%, 07/01/52	444,787	436,537
5.00%, 09/01/52	914,163	894,298
4.50%, 11/01/52	738,365	706,731
5.00%, 11/01/52	183,663	180,469
6.00%, 11/01/52	1,046,713	1,074,169
5.00%, 12/01/52	183,315	179,657
5.50%, 12/01/52	93,020	92,855
6.00%, 12/01/52	435,143	442,337
5.00%, 01/01/53	274,711	269,249
5.50%, 01/01/53	279,716	280,086
6.00%, 01/01/53	1,805,699	1,844,031
6.50%, 01/01/53	229,671	236,047
4.00%, 02/01/53	644,398	605,378
6.50%, 02/01/53	272,671	280,325
5.00%, 03/01/53	1,175,498	1,151,972
5.50%, 03/01/53	279,663	280,023
5.00%, 04/01/53	4,539,172	4,445,665
5.50%, 04/01/53	1,140,509	1,137,777
6.50%, 04/01/53	343,222	352,550
4.50%, 05/01/53	5,764,359	5,552,707
5.50%, 05/01/53	655,185	656,157
6.50%, 05/01/53	548,270	566,774
5.00%, 06/01/53	3,513,458	3,431,922
5.50%, 06/01/53	1,794,646	1,790,900
5.50%, 07/01/53	193,035	193,518
5.50%, 08/01/53	9,658,408	9,620,246
5.50%, 09/01/53	14,012,284	13,957,708
6.00%, 09/01/53	6,038,959	6,138,648
6.50%, 12/01/53	1,980,860	2,040,008
5.00%, 01/01/54	366,596	358,025
6.50%, 01/01/54	984,566	1,006,666
6.50%, 02/01/54	999,900	1,022,344
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	55,944	57,601

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 5.93%, 06/15/37†	$36,143	$35,655
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.23% Cap), 0.80%, 01/15/40† IO	81,225	7,548
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.52%, 10/15/41† IO	32,509	2,915
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.38% - U.S. 30-Day Average SOFR, 6.49% Cap), 1.06%, 12/15/41† IO	96,960	10,939
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 08/15/42† IO	68,758	7,339
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	100,696	16,532
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	110,259	87,742
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	31,061	834
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	12,168	229
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.52%, 02/15/44† IO	33,600	3,005
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 05/15/44† IO	34,152	2,882
Federal Home Loan Mortgage Corporation REMIC, Series 4391
3.00%, 09/15/44	398,787	347,184
Federal Home Loan Mortgage Corporation REMIC, Series 4415
0.00%, 04/15/41† IO γ	38,962	2,195
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 5.86%, 07/15/40†	110,257	109,185
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	196,603	173,866
	Par	Value
3.00%, 06/15/48	$132,011	$116,766
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	99,558	86,005
Federal Home Loan Mortgage Corporation REMIC, Series 4980
4.50%, 06/25/50 IO	1,334,057	304,895
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.64%, 08/15/40†	453,047	453,267
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.64%, 10/15/40†	395,704	392,941
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	513,969	81,163
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	157,089	25,591
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	323,590	42,868
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	67,892	9,133
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	405,151	62,634
Federal Home Loan Mortgage Corporation REMIC, Series 5093
4.50%, 12/25/50 IO	968,216	220,723
Federal Home Loan Mortgage Corporation REMIC, Series 5115
4.50%, 10/25/49 IO	490,724	111,755
Federal Home Loan Mortgage Corporation REMIC, Series 5118
2.00%, 02/25/51 IO	760,438	98,425
Federal Home Loan Mortgage Corporation REMIC, Series 5140
2.50%, 05/25/49 IO	603,889	84,029
Federal Home Loan Mortgage Corporation REMIC, Series 5159
3.00%, 11/25/51 IO	729,154	104,978
Federal Home Loan Mortgage Corporation REMIC, Series 5161
2.00%, 03/25/51 IO	791,565	109,888
Federal Home Loan Mortgage Corporation REMIC, Series 5202
3.00%, 01/25/47 IO	725,898	95,110
Federal Home Loan Mortgage Corporation REMIC, Series 5224
4.00%, 04/25/52	900,000	810,017
Federal Home Loan Mortgage Corporation REMIC, Series 5274
2.50%, 01/25/51 IO	643,451	104,282

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5293
2.00%, 03/25/51 IO	$1,858,985	$229,232
Federal Home Loan Mortgage Corporation REMIC, Series 5389
4.50%, 11/25/51 IO	496,697	112,083
Federal Home Loan Mortgage Corporation STACR Debt Notes, Series 2016-DNA4, Class M3
(Floating, U.S. 30-Day Average SOFR + 3.91%), 9.23%, 03/25/29†	102,323	106,811
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, U.S. 30-Day Average SOFR + 6.11%), 11.43%, 08/25/50 144A †	142,066	160,909
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 10.12%, 10/25/50 144A †	540,000	607,196
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.97%, 01/25/34 144A †	116,788	117,245
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.85%), 7.17%, 01/25/42 144A †	310,000	312,074
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 7.72%, 02/25/42 144A †	1,080,000	1,101,100
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 3.75%), 9.07%, 02/25/42 144A †	310,000	326,638
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA4, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.35%), 8.67%, 05/25/42 144A †	330,000	345,300
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.82%, 03/25/42 144A †	$357,000	$372,661
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2023-DNA1 Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.42%, 03/25/43 144A †	989,620	1,010,263
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.42%, 04/25/43 144A †	1,027,028	1,046,470
(Floating, U.S. 30-Day Average SOFR + 3.35%), 8.67%, 06/25/43 144A †	374,000	396,246
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.57%, 03/25/44 144A †	2,200,000	2,203,736
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.57%, 03/25/44 144A †	1,550,000	1,562,601
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.32%, 03/25/44 144A †	525,000	526,438
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 12/15/46Ω † IO	150,490	15,161
Federal National Mortgage Association
2.81%, 04/01/25	50,000	48,720
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.48%, 07/01/27†	1,852	1,820
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.81% Cap), 5.78%, 08/01/27†	1,246	1,242
(Floating, Enterprise 11th District COFI Index + 1.21%, 1.21% Floor, 10.41% Cap), 5.71%, 11/01/27 CONV †	1,777	1,742

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
8.00%, 10/01/30	$3,541	$3,665
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	1,006	997
4.50%, 04/01/31	11,725	11,562
4.50%, 05/01/31	46,197	45,521
4.50%, 06/01/31	13,929	13,730
4.50%, 11/01/31	20,823	20,543
4.50%, 12/01/31	30,331	29,891
6.00%, 01/01/32	19,865	20,060
6.00%, 03/01/32	1,233	1,255
6.00%, 04/01/32	61,800	62,645
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 6.21%, 06/01/32†	4,578	4,491
4.06%, 07/01/32	97,708	93,925
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.21% Cap), 4.34%, 08/01/32†	4,531	4,372
4.94%, 12/01/32	98,398	99,098
4.58%, 01/01/33	100,000	99,277
4.69%, 01/01/33	100,000	100,061
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.41%, 05/01/33†	3,569	3,441
5.35%, 07/01/33	100,000	103,154
3.50%, 05/01/34	54,991	51,888
6.00%, 10/01/34	19,438	19,763
3.50%, 12/01/34	12,392	11,752
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 5.80%, 12/01/34†	9,734	9,682
3.50%, 01/01/35	12,721	12,062
3.00%, 07/01/35	16,670	15,463
6.00%, 07/01/35	21,627	22,145
6.00%, 10/01/35	1,397	1,422
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 4.43%, 11/01/35†	1,479	1,469
6.00%, 11/01/35	63,888	65,200
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.83%, 1.82% Floor, 8.96% Cap), 6.90%, 11/01/35†	6,793	6,866
3.00%, 02/01/36	243,242	224,885
3.00%, 04/01/36	194,027	179,476
5.50%, 04/01/36	1,187	1,181
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.95% Floor, 12.82% Cap), 4.65%, 05/01/36†	8,008	7,910
3.00%, 07/01/36	380,038	350,625
3.00%, 08/01/36	149,731	138,084
2.50%, 09/01/36	92,369	83,051
3.00%, 10/01/36	765,130	704,573
3.00%, 12/01/36	325,620	299,833
	Par	Value
3.50%, 02/01/37	$58,171	$54,907
3.50%, 03/01/37	43,649	41,507
6.00%, 07/01/37	233,124	241,737
6.50%, 10/01/37	21,191	21,982
7.00%, 11/01/37	2,982	3,077
3.00%, 12/01/37	44,356	40,383
3.50%, 12/01/37	71,635	67,183
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 10.70% Cap), 5.03%, 12/01/37†	4,303	4,224
7.00%, 12/01/37	1,053	1,087
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 6.23%, 01/01/38†	1,261	1,246
2.50%, 03/01/38	326,728	293,657
3.00%, 06/01/38	184,206	170,155
5.00%, 06/01/38	24,798	24,958
5.50%, 08/01/38	15,923	16,272
7.00%, 11/01/38	4,216	4,370
7.00%, 02/01/39	2,385	2,514
3.50%, 08/01/39	46,948	44,377
3.50%, 02/01/40	127,749	119,481
3.00%, 03/01/40	184,142	168,993
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.64% Cap), 6.48%, 06/01/40†	7,953	8,006
2.00%, 10/01/40	2,822,274	2,392,559
6.48%, 10/01/40†	19,780	19,567
2.50%, 11/01/40	228,610	199,639
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 6.26%, 11/01/40†	2,794	2,749
2.50%, 03/01/41	74,232	64,819
2.50%, 04/01/41	229,490	200,387
4.50%, 04/01/41	45,369	44,552
2.50%, 05/01/41	547,279	478,929
2.00%, 06/01/41	157,451	133,036
6.00%, 07/01/41	170,541	176,842
4.50%, 08/01/41	18,570	18,236
2.00%, 09/01/41	245,301	206,954
2.00%, 10/01/41	905,158	762,577
1.50%, 11/01/41	843,302	687,929
2.00%, 11/01/41	164,618	138,546
2.50%, 11/01/41	499,607	435,477
4.50%, 11/01/41	65,313	64,136
2.00%, 12/01/41	83,749	70,454
2.00%, 01/01/42	1,116,936	939,535
2.00%, 02/01/42	509,688	428,589
2.50%, 02/01/42	326,935	284,786
2.50%, 03/01/42	338,692	294,762
2.00%, 04/01/42	348,856	293,095
2.50%, 04/01/42	434,340	374,978
3.00%, 04/01/42	84,957	76,038
2.00%, 05/01/42	486,883	407,965
2.50%, 05/01/42	87,154	75,351

	Par	Value
3.00%, 05/01/42	$701,279	$627,519
2.00%, 06/01/42	782,392	657,617
3.00%, 06/01/42	88,711	79,380
4.00%, 06/01/42	18,142	17,200
2.00%, 08/01/42	795,384	671,057
2.50%, 09/01/42	93,043	81,134
3.50%, 09/01/42	15,170	13,914
4.00%, 10/01/42	52,806	50,230
2.50%, 11/01/42	9,058	7,785
4.00%, 11/01/42	588,668	560,130
2.50%, 12/01/42	4,750	4,077
3.00%, 12/01/42	6,675	6,011
3.50%, 12/01/42	28,895	26,610
4.00%, 12/01/42	39,095	37,094
2.50%, 01/01/43	6,650	5,708
3.00%, 01/01/43	132,011	117,830
3.50%, 01/01/43	486,771	446,454
2.50%, 02/01/43	7,006	6,010
2.50%, 03/01/43	596,374	511,922
3.00%, 03/01/43	92,814	83,107
3.50%, 03/01/43	232,708	215,085
2.50%, 04/01/43	748,603	642,835
3.00%, 04/01/43	140,500	125,701
4.00%, 04/01/43	21,209	20,304
2.50%, 05/01/43	10,843	9,220
3.00%, 05/01/43	84,773	75,811
2.50%, 06/01/43	12,592	10,824
3.00%, 06/01/43	80,037	71,575
4.00%, 06/01/43	183,669	175,323
3.00%, 07/01/43	363,804	325,343
4.00%, 07/01/43	205,024	195,131
2.50%, 08/01/43	117,279	101,242
4.00%, 08/01/43	59,783	56,866
4.50%, 09/01/43	128,716	125,145
2.50%, 10/01/43	20,423	17,562
3.00%, 10/01/43	118,246	105,759
4.50%, 10/01/43	52,675	51,352
4.50%, 11/01/43	33,212	32,376
4.50%, 12/01/43	56,132	54,718
4.50%, 01/01/44	29,973	29,218
4.00%, 04/01/44	470,385	445,520
4.50%, 10/01/44	138,896	135,707
4.00%, 12/01/44	873,890	829,061
3.00%, 01/01/45	159,664	142,806
4.00%, 01/01/45	53,766	51,018
4.50%, 02/01/45	442,024	434,474
4.50%, 04/01/45	218,739	214,746
4.50%, 05/01/45	27,588	27,084
4.50%, 06/01/45	199,508	194,930
4.00%, 08/01/45	2,278,144	2,161,681
3.00%, 11/01/45	458,762	406,317
3.50%, 01/01/46	140,310	128,272
3.00%, 07/01/46	234,892	207,641
3.00%, 08/01/46	30,794	27,171
3.00%, 09/01/46	56,205	49,605
3.00%, 10/01/46	31,122	27,410
3.00%, 11/01/46	734,280	648,115
3.50%, 11/01/46	18,082	16,760
	Par	Value
4.50%, 11/01/46	$171,652	$167,393
5.00%, 11/01/46	314,900	312,546
3.50%, 12/01/46	118,500	108,219
4.00%, 01/01/47	497,358	472,650
4.50%, 01/01/47	18,342	17,906
4.00%, 02/01/47	45,131	42,811
4.50%, 03/01/47	261,897	256,188
4.00%, 05/01/47	41,010	38,792
4.50%, 06/01/47	232,770	226,374
4.50%, 07/01/47	375,726	365,753
4.00%, 08/01/47	318,966	302,172
3.00%, 09/01/47	556,818	491,482
3.50%, 09/01/47	7,509,558	6,789,758
3.50%, 10/01/47	8,779,504	7,945,197
3.50%, 11/01/47	11,434,916	10,345,919
4.50%, 11/01/47	96,011	93,589
3.50%, 12/01/47	11,839,056	10,724,355
4.00%, 12/01/47	185,233	175,764
5.00%, 12/01/47	87,450	88,014
4.00%, 01/01/48	172,697	163,869
4.00%, 02/01/48	654,420	620,866
4.00%, 03/01/48	452,731	428,099
4.00%, 06/01/48	275,472	261,389
4.00%, 07/01/48	544,358	515,144
4.50%, 07/01/48	130,128	126,375
3.50%, 08/01/48	2,343,190	2,122,899
4.00%, 08/01/48	1,359,227	1,290,930
4.50%, 09/01/48	249,820	243,055
5.00%, 09/01/48	485,022	487,602
3.00%, 11/01/48	164,028	146,708
3.50%, 11/01/48	2,002,021	1,829,457
5.00%, 11/01/48	1,155,899	1,155,439
4.00%, 01/01/49	19,985	18,897
4.50%, 01/01/49	213,193	206,501
4.50%, 02/01/49	46,282	44,810
4.50%, 05/01/49	699,802	677,545
4.50%, 06/01/49	456,955	442,784
3.50%, 07/01/49	897,695	820,662
4.50%, 07/01/49	401,278	388,155
3.50%, 08/01/49	639,331	584,468
4.50%, 09/01/49	58,413	56,220
3.00%, 12/01/49	562,907	495,080
4.00%, 12/01/49	106,322	99,987
4.50%, 01/01/50	191,238	187,676
3.00%, 02/01/50	1,721,584	1,516,946
4.50%, 03/01/50	181,357	177,118
4.50%, 05/01/50	738,728	712,919
2.50%, 06/01/50	858,622	723,616
3.50%, 06/01/50	216,524	197,700
4.50%, 06/01/50	60,175	58,224
4.50%, 07/01/50	28,323	27,186
2.00%, 08/01/50	63,894	51,712
3.00%, 08/01/50	130,726	114,237
2.00%, 09/01/50	277,208	222,215
2.50%, 09/01/50	2,608,376	2,206,380
2.00%, 10/01/50	5,926,272	4,731,377
2.50%, 10/01/50	534,176	446,850
3.00%, 10/01/50	212,646	187,161

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.00%, 11/01/50	$6,582,703	$5,260,781
2.50%, 11/01/50	1,444,234	1,214,554
3.00%, 11/01/50	482,556	420,035
2.50%, 12/01/50	172,935	145,574
4.50%, 12/01/50	423,320	409,407
1.50%, 01/01/51	80,750	61,160
2.00%, 01/01/51	78,897	63,357
2.50%, 01/01/51	2,055,661	1,711,765
2.00%, 02/01/51	279,943	226,110
2.50%, 02/01/51	47,481	40,035
4.50%, 02/01/51	1,180,206	1,130,707
1.50%, 03/01/51	658,342	498,868
2.00%, 03/01/51	2,307,146	1,865,743
2.50%, 03/01/51	293,971	248,292
2.00%, 04/01/51	1,450,532	1,161,735
2.50%, 04/01/51	81,162	68,581
2.00%, 05/01/51	4,735,080	3,775,832
2.50%, 05/01/51	708,761	588,991
2.50%, 06/01/51	1,510,208	1,266,208
3.00%, 06/01/51	142,222	125,576
2.50%, 07/01/51	559,341	471,407
2.00%, 08/01/51	254,047	203,494
2.50%, 08/01/51	1,994,171	1,667,230
3.00%, 08/01/51	586,616	517,187
2.50%, 09/01/51	480,367	407,030
3.00%, 09/01/51	378,567	328,865
4.50%, 09/01/51	66,847	64,490
2.00%, 10/01/51	752,537	608,306
2.50%, 10/01/51	1,698,851	1,427,602
2.50%, 11/01/51	1,089,928	919,291
3.00%, 11/01/51	557,386	488,766
2.00%, 12/01/51	5,162,374	4,094,792
3.00%, 12/01/51	164,257	144,533
3.50%, 12/01/51	481,611	438,140
2.00%, 01/01/52	520,163	417,617
2.50%, 01/01/52	841,208	707,214
3.00%, 01/01/52	916,266	803,929
3.50%, 01/01/52	335,161	304,058
2.00%, 02/01/52	782,975	629,637
2.50%, 02/01/52	1,181,640	983,775
2.00%, 03/01/52	897,692	723,552
2.50%, 03/01/52	359,103	301,229
3.00%, 03/01/52	2,444,574	2,140,303
2.00%, 04/01/52	9,416,278	7,471,001
2.50%, 04/01/52	3,047,550	2,524,704
3.00%, 04/01/52	1,059,249	915,649
3.50%, 04/01/52	703,676	631,146
4.00%, 04/01/52	8,865	8,274
2.00%, 05/01/52	900,795	716,146
3.50%, 05/01/52	1,391,871	1,262,337
4.00%, 05/01/52	1,518,208	1,419,491
3.00%, 06/01/52	1,876,055	1,618,462
3.50%, 06/01/52	633,303	568,021
4.00%, 06/01/52	1,150,301	1,081,032
5.00%, 06/01/52	171,706	169,535
3.00%, 07/01/52	1,689,315	1,456,857
	Par	Value
4.00%, 07/01/52	$2,149,737	$2,022,050
4.50%, 07/01/52	93,622	90,139
5.00%, 07/01/52	510,510	507,316
3.00%, 08/01/52	929,943	802,243
5.50%, 08/01/52	81,671	81,376
4.00%, 09/01/52	934,320	867,736
4.50%, 09/01/52	272,286	260,584
5.00%, 09/01/52	344,139	336,693
5.50%, 09/01/52	1,819,638	1,834,681
5.00%, 10/01/52	184,725	180,846
4.50%, 11/01/52	357,348	340,864
5.00%, 11/01/52	261,211	255,223
4.00%, 12/01/52	388,178	360,395
6.00%, 12/01/52	885,553	907,384
4.50%, 01/01/53	277,866	265,077
5.00%, 01/01/53	189,233	185,314
6.00%, 01/01/53	85,204	86,518
6.50%, 01/01/53	708,395	732,281
5.00%, 02/01/53	187,314	183,666
5.50%, 02/01/53	567,008	569,223
6.50%, 02/01/53	157,635	162,087
4.50%, 03/01/53	283,500	270,442
5.00%, 04/01/53	2,295,558	2,244,601
5.50%, 04/01/53	3,092,755	3,096,719
4.00%, 05/01/53	959,991	890,962
5.00%, 05/01/53	12,749,328	12,479,666
5.50%, 05/01/53	476,059	477,221
6.00%, 05/01/53	371,972	378,040
5.00%, 06/01/53	5,438,526	5,321,376
6.00%, 06/01/53	1,134,982	1,158,228
6.00%, 07/01/53	660,074	670,199
5.00%, 08/01/53	949,832	928,761
5.50%, 08/01/53	394,330	395,580
5.50%, 09/01/53	1,725,615	1,722,879
6.50%, 09/01/53	1,088,551	1,113,155
5.50%, 10/01/53	7,424,283	7,402,308
6.50%, 10/01/53	1,966,726	2,010,871
6.00%, 11/01/53	25,549,880	25,803,233
6.50%, 11/01/53	1,764,225	1,803,825
5.00%, 12/01/53	1,153,795	1,126,866
6.50%, 12/01/53	5,202,149	5,320,749
5.00%, 01/01/54	353,758	345,501
6.50%, 01/01/54	1,999,800	2,044,688
6.50%, 03/01/54	497,874	511,906
4.00%, 04/01/54	1,765	1,636
4.00%, 02/01/56	248,135	237,239
5.50%, 09/01/56	354,104	365,188
4.00%, 01/01/57	161,704	150,597
4.00%, 06/01/57	240,175	225,322
4.50%, 09/01/57	374,432	360,118
4.50%, 08/01/58	102,868	98,937
2.50%, 07/01/61	3,099,186	2,486,722
2.50%, 09/01/61	86,778	69,629
3.50%, 09/01/62	3,809,705	3,347,087

	Par	Value
Federal National Mortgage Association ACES, Series 2015-M1
0.50%, 09/25/24† IO γ	$1,972,147	$1,661
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	31,103	27,718
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,940,399	525,290
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	82,276	71,051
Federal National Mortgage Association ACES, Series 2023-M4
3.77%, 08/25/32† γ	200,000	187,811
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,075	93,401
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27Ω IO	36,438	1,103
4.50%, 11/25/39Ω IO	12,487	2,403
3.50%, 11/25/41Ω IO	44,399	6,958
4.00%, 11/25/41Ω IO	60,274	11,093
4.00%, 04/25/42Ω IO	109,594	20,445
Federal National Mortgage Association Interest STRIP, Series 427
2.00%, 03/25/50Ω IO	819,061	100,512
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 5.88%, 10/18/30†	2,836	2,826
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	178,674	182,870
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.64% - U.S. 30-Day Average SOFR, 6.75% Cap), 1.32%, 03/25/37† IO	176,043	18,796
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	101,852	102,240
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	343,693	349,155
	Par	Value
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.44% - U.S. 30-Day Average SOFR, 6.55% Cap), 1.12%, 10/25/41† IO	$127,972	$8,359
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	5,084	69
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	9,216	9,811
Federal National Mortgage Association REMIC, Series 2012-118
3.00%, 11/25/42	126,519	113,082
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 12/25/42† IO	41,033	4,333
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	31,024	33,399
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	649	660
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.39% - U.S. 30-Day Average SOFR, 6.50% Cap), 1.07%, 04/25/42† IO	49,306	5,672
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	44,218	45,726
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.54% - U.S. 30-Day Average SOFR, 6.65% Cap), 1.22%, 03/25/42† IO	47,441	2,912
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.49% - U.S. 30-Day Average SOFR, 6.60% Cap), 1.17%, 07/25/42† IO	11,732	1,305
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.52%, 12/25/43† IO	156,502	14,428

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	$46,346	$8,314
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	179,249	6,976
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	132,317	23,548
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 06/25/43† IO	64,589	7,631
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	192,094	194,999
6.50%, 07/25/42	81,571	85,584
Federal National Mortgage Association REMIC, Series 2014-47
0.00%, 08/25/44† IO γ	123,105	5,507
Federal National Mortgage Association REMIC, Series 2014-6
2.50%, 02/25/44	515,618	437,563
Federal National Mortgage Association REMIC, Series 2015-55
0.00%, 08/25/55† IO γ	41,849	1,473
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 08/25/45† IO	26,268	3,232
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.67%, 10/25/57† IO	337,840	38,650
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.09% - U.S. 30-Day Average SOFR, 6.20% Cap), 0.77%, 11/25/47† IO	106,139	9,743
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	323,345	193,397
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	149,703	24,370
	Par	Value
Federal National Mortgage Association REMIC, Series 2020-57
2.00%, 04/25/50	$48,153	$41,539
Federal National Mortgage Association REMIC, Series 2020-61
3.50%, 09/25/50 IO	624,650	105,428
Federal National Mortgage Association REMIC, Series 2020-73
3.00%, 10/25/50 IO	603,627	97,713
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	146,473	23,877
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	725,331	110,483
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	572,978	93,321
Federal National Mortgage Association REMIC, Series 2021-28
2.00%, 04/25/51	369,310	297,986
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	1,476,730	224,497
Federal National Mortgage Association REMIC, Series 2021-43
2.50%, 06/25/51 IO	1,449,788	226,577
Federal National Mortgage Association REMIC, Series 2021-77
3.00%, 08/25/50 IO	664,311	105,459
Federal National Mortgage Association REMIC, Series 2022-22
2.50%, 10/25/51 IO	1,262,320	218,282
Federal National Mortgage Association REMIC, Series 2022-86
2.50%, 05/25/50 IO	742,395	103,418
Federal National Mortgage Association REMIC, Series 2023-2
2.00%, 10/25/50 IO	1,861,689	229,157
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	908,903	909,758
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.42%, 08/25/27† IO γ	2,284,964	28,050

	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.56%, 03/25/29† IO γ	$1,385,840	$33,060
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
0.94%, 05/25/29† IO γ	1,919,232	74,246
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
0.88%, 06/25/29† IO γ	988,582	37,077
FHLMC Multifamily Structured Pass-Through Certificates, Series K104
1.12%, 01/25/30† IO γ	3,421,261	175,254
FHLMC Multifamily Structured Pass-Through Certificates, Series K128
0.51%, 03/25/31† IO γ	9,014,556	253,012
FHLMC Multifamily Structured Pass-Through Certificates, Series K130
1.04%, 06/25/31† IO γ	8,082,230	474,416
FHLMC Multifamily Structured Pass-Through Certificates, Series K131
0.73%, 07/25/31† IO γ	4,787,549	205,697
FHLMC Multifamily Structured Pass-Through Certificates, Series K148
0.25%, 07/25/32† IO γ	20,179,839	403,077
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.59%, 12/25/35† IO γ	6,088,443	287,059
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	938,808
FHLMC Multifamily Structured Pass-Through Certificates, Series K-157
0.25%, 05/25/33† IO γ	8,999,587	203,431
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,578,505
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	608,554
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.28%, 07/25/26† IO γ	952,681	21,212
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.57%, 12/25/27† IO γ	2,978,469	52,511
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 6.00%, 02/25/33†	$644,293	$646,209
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.49%, 07/25/44†	214,744	199,196
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	300,000	302,377
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.98%, 06/25/34† γ	79,910	74,516
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	2,225,574	2,066,041
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	518,546	515,317
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,555,637	1,543,642
Government National Mortgage Association
7.00%, 01/15/26	493	492
7.00%, 07/15/27	3,610	3,611
7.00%, 01/15/28	5,782	5,802
7.00%, 03/15/28	7,930	7,970
7.00%, 07/15/28	687	687
6.50%, 08/15/28	651	671
7.00%, 08/15/28	528	530
7.50%, 08/15/28	3,526	3,559
6.50%, 09/15/28	1,168	1,195
7.00%, 10/15/28	6,512	6,531
7.50%, 03/15/29	3,204	3,232
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/29†	6,816	6,635
8.50%, 11/20/30	2,967	3,097
6.50%, 08/15/31	7,531	7,788
7.50%, 08/15/31	1,628	1,629
6.50%, 10/15/31	14,218	14,674
6.00%, 11/15/31	42,000	42,979
6.00%, 12/15/31	4,555	4,691
6.00%, 01/15/32	35,915	36,684
6.00%, 02/15/32	25,679	25,965
6.50%, 02/15/32	4,679	4,774
6.00%, 04/15/32	22,452	22,827
6.50%, 06/15/32	20,674	21,267

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.50%, 08/15/32	$18,921	$19,471
6.50%, 09/15/32	23,816	24,673
6.00%, 10/15/32	36,071	37,578
5.50%, 11/15/32	3,193	3,228
6.00%, 11/15/32	20,973	21,380
6.00%, 12/15/32	10,503	10,816
5.50%, 01/15/33	996	1,005
6.00%, 01/15/33	9,331	9,607
5.50%, 02/15/33	4,718	4,840
6.00%, 02/15/33	9,600	9,887
5.50%, 03/15/33	5,079	5,210
6.50%, 04/15/33	52,206	53,176
6.00%, 06/15/33	13,607	13,870
5.50%, 07/15/33	6,140	6,236
5.50%, 08/15/33	2,299	2,359
5.50%, 09/15/33	969	981
6.00%, 10/15/33	12,764	12,951
6.50%, 10/15/33	37,219	38,202
5.50%, 04/15/34	2,369	2,401
5.50%, 05/15/34	1,993	2,044
6.50%, 08/15/34	24,130	24,685
5.50%, 09/15/34	23,853	24,386
5.50%, 12/15/34	24,140	24,763
5.50%, 01/15/35	18,431	18,907
6.00%, 09/20/38	52,381	55,168
5.00%, 07/20/40	3,907	3,942
5.00%, 09/20/40	18,792	18,973
4.00%, 10/20/40	2,139	2,059
6.00%, 10/20/40	6,306	6,566
6.00%, 01/20/41	5,201	5,394
4.50%, 04/20/41	73,331	72,353
3.00%, 09/15/42	178,453	161,546
3.00%, 10/15/42	82,763	74,406
3.00%, 11/15/42	35,738	31,921
4.00%, 08/20/43	124,583	119,957
3.50%, 06/20/44	43,327	40,275
3.00%, 01/15/45	594,909	529,499
3.50%, 03/20/45	18,671	17,294
3.50%, 04/15/45	184,303	171,863
3.50%, 04/20/45	110,798	102,811
4.00%, 05/20/45	10,559	10,124
4.00%, 10/20/45	76,741	73,354
3.50%, 11/20/45	123,754	114,566
3.50%, 01/20/46	49,281	45,617
3.50%, 04/20/46	105,181	97,346
3.50%, 05/20/46	53,119	49,158
3.50%, 06/20/46	108,779	100,651
3.50%, 07/20/46	54,884	50,780
3.00%, 08/20/46	141,745	126,955
3.50%, 09/20/46	460,006	419,125
3.00%, 11/20/46	34,329	30,738
3.50%, 04/20/47	1,157,339	1,067,227
3.50%, 05/20/47	64,286	59,448
4.00%, 06/20/47	453,866	431,779
4.50%, 08/20/47	21,000	20,524
3.00%, 09/20/47	9,459	8,459
4.00%, 09/20/47	285,936	271,516
3.50%, 10/20/47	294,854	270,570
	Par	Value
4.00%, 11/20/47	$174,324	$165,943
3.50%, 12/20/47	1,074,542	990,339
4.00%, 12/20/47	79,780	75,787
3.00%, 02/20/48	44,643	39,894
3.50%, 02/20/48	357,050	326,237
4.00%, 02/20/48	49,255	46,763
4.00%, 03/20/48	579,884	550,404
4.00%, 04/20/48	49,558	47,013
4.50%, 04/20/48	130,192	126,979
4.00%, 05/20/48	106,177	100,691
4.50%, 05/20/48	507,853	495,086
5.00%, 05/20/48	45,012	44,947
3.50%, 06/15/48	88,271	82,459
4.50%, 06/20/48	386,263	376,512
4.50%, 07/20/48	8,704	8,483
5.00%, 07/20/48	100,285	100,171
4.50%, 08/20/48	1,271,959	1,239,587
5.00%, 08/20/48	116,461	116,077
3.50%, 09/20/48	123,512	113,909
4.50%, 09/20/48	764,883	745,377
4.50%, 10/20/48	120,733	117,647
5.00%, 10/20/48	681,548	680,249
3.50%, 11/20/48	450,263	414,904
5.00%, 11/20/48	964,400	963,503
4.50%, 12/20/48	559,885	545,550
5.00%, 12/20/48	639,832	637,922
4.50%, 01/20/49	2,025,496	1,973,433
5.00%, 01/20/49	1,639,279	1,631,855
4.00%, 02/20/49	1,185,585	1,124,713
4.50%, 02/20/49	353,704	344,594
5.00%, 02/20/49	35,591	35,397
4.00%, 03/20/49	854,945	809,466
4.50%, 03/20/49	560,829	546,414
5.00%, 03/20/49	160,249	159,474
4.00%, 04/20/49	96,837	91,686
5.00%, 04/20/49	62,345	62,063
3.50%, 07/20/49	164,030	151,085
3.00%, 08/20/49	1,238,770	1,104,133
5.00%, 08/20/49	2,525,892	2,517,570
5.00%, 09/20/49	103,615	103,450
3.50%, 10/20/49	32,968	30,238
4.00%, 10/20/49	28,898	27,403
4.50%, 10/20/49	155,813	151,832
4.00%, 11/20/49	33,585	31,464
5.00%, 11/20/49	262,990	262,570
3.00%, 01/20/50	176,028	155,784
4.00%, 01/20/50	34,625	33,192
5.00%, 01/20/50	87,636	87,442
3.50%, 02/20/50	613,204	564,256
4.00%, 02/20/50	30,214	28,891
3.00%, 03/20/50	7,110,831	6,285,060
4.00%, 03/20/50	29,370	28,150
4.00%, 04/20/50	118,069	111,070
3.50%, 05/15/50	79,565	73,892
4.50%, 05/20/50	355,900	346,006
3.50%, 06/20/50	709,809	647,544
2.00%, 08/20/50	60,111	49,432
2.00%, 10/20/50	2,771,673	2,277,292

	Par	Value
3.50%, 11/20/50	$810,797	$744,568
2.00%, 12/20/50	2,095,514	1,721,959
2.50%, 12/20/50	139,069	116,188
4.50%, 12/20/50	226,554	220,745
2.00%, 01/20/51	1,236,630	1,015,936
2.00%, 02/20/51	3,598,599	2,953,760
3.00%, 02/20/51	98,221	86,907
2.00%, 03/20/51	752,311	602,554
2.50%, 04/20/51	1,561,395	1,333,528
2.50%, 06/20/51	399,744	337,318
2.50%, 07/20/51	384,401	328,256
3.00%, 07/20/51	126,256	111,515
2.50%, 08/20/51	1,730,980	1,471,679
2.50%, 09/20/51	2,281,910	1,944,804
3.00%, 09/20/51	1,117,658	988,259
2.50%, 10/20/51	3,421,126	2,886,847
2.50%, 11/20/51	806,460	683,732
3.00%, 11/20/51	972,842	859,912
2.50%, 12/20/51	2,313,165	1,952,664
3.00%, 12/20/51	819,417	724,126
3.00%, 02/20/52	595,090	527,397
3.00%, 03/20/52	1,587,768	1,392,180
3.50%, 03/20/52	181,037	163,152
3.00%, 04/20/52	908,398	783,713
3.50%, 06/20/52	178,956	160,834
4.00%, 06/20/52	360,086	338,725
4.50%, 08/20/52	457,181	440,049
5.00%, 08/20/52	2,343,800	2,308,977
4.50%, 09/20/52	10,639,161	10,242,435
5.00%, 09/20/52	186,094	185,431
5.00%, 10/20/52	458,264	451,474
5.00%, 11/20/52	1,020,341	1,004,618
5.00%, 12/20/52	1,395,834	1,373,870
5.00%, 01/20/53	558,034	551,776
3.50%, 02/20/53	1,841,759	1,688,703
5.50%, 02/20/53	285,222	287,941
3.00%, 04/20/53	91,036	80,542
5.50%, 05/20/53	1,054,732	1,055,124
5.50%, 07/20/53	193,881	196,150
5.00%, 08/20/53	770,603	761,452
5.50%, 08/20/53	884,701	894,097
6.00%, 09/20/53	959,168	976,438
6.50%, 09/20/53	194,609	198,586
6.50%, 11/20/53	99,614	102,302
6.00%, 01/20/54	394,919	401,453
6.50%, 01/20/54	299,664	306,425
7.00%, 02/20/54	978,981	1,002,060
2.00%, 04/01/54 TBA	4,000,000	3,282,183
2.50%, 04/01/54 TBA	8,000,000	6,823,459
3.00%, 04/01/54 TBA	400,000	353,220
4.00%, 04/01/54 TBA	1,100,000	1,030,489
4.50%, 04/01/54 TBA	1,700,000	1,635,093
5.00%, 04/01/54 TBA	100,000	98,367
5.50%, 04/01/54 TBA	11,100,000	11,098,460
6.00%, 04/01/54 TBA	14,000,000	14,131,764
	Par	Value
6.50%, 04/01/54 TBA	$6,100,000	$6,204,826
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.74%, 05/20/37†	43,290	43,148
Government National Mortgage Association, Series 2007-51
(Floating, 6.47% - CME Term SOFR 1M, 6.58% Cap), 1.14%, 08/20/37† IO	408,830	11,791
Government National Mortgage Association, Series 2010-85
(Floating, 6.54% - CME Term SOFR 1M, 6.65% Cap), 1.21%, 01/20/40† IO	852	3
Government National Mortgage Association, Series 2010-H28
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor, 10.50% Cap), 5.84%, 12/20/60†	59,420	59,299
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.59%, 0.48% Floor, 10.50% Cap), 5.92%, 03/20/61†	73,886	73,814
Government National Mortgage Association, Series 2011-H09
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 10.50% Cap), 5.94%, 03/20/61†	40,249	40,216
Government National Mortgage Association, Series 2012-144
0.32%, 01/16/53† IO γ	2,454,141	16,965
Government National Mortgage Association, Series 2012-34
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 03/20/42† IO	15,472	1,462
Government National Mortgage Association, Series 2012-H27
1.74%, 10/20/62† IO γ	139,922	3,699
Government National Mortgage Association, Series 2012-H30
(Floating, CME Term SOFR 1M + 0.46%, 0.35% Floor, 10.50% Cap), 5.79%, 12/20/62†	158,462	157,987
Government National Mortgage Association, Series 2013-107
2.83%, 11/16/47† γ	108,590	96,889
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	27,682	2,836
Government National Mortgage Association, Series 2014-118
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 0.76%, 08/20/44† IO	83,777	9,613

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2014-17
3.54%, 06/16/48† γ	$3,776	$3,534
Government National Mortgage Association, Series 2014-93
0.66%, 11/16/55† IO γ	621,974	17,586
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	41,172	7,794
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 5.99%, 05/20/65†	1,095,419	1,089,082
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 5.87%, 05/20/65†	341,660	341,046
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 6.01%, 06/20/65†	1,823,650	1,814,900
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 6.02%, 06/20/65†	813,579	808,817
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.04%, 06/20/65†	1,800,421	1,792,053
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.04%, 07/20/65†	1,886,317	1,876,481
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 5.92%, 06/20/65†	113,892	113,745
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.04%, 07/20/65†	256,410	255,184
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.04%, 08/20/65†	275,837	274,320
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.04%, 09/20/65†	307,299	305,597
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 6.06%, 09/20/65†	332,962	331,083
	Par	Value
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 5.96%, 10/20/65†	$756,894	$756,398
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 6.12%, 08/20/61†	1,408	1,399
Government National Mortgage Association, Series 2016-152
0.77%, 08/15/58† IO γ	2,239,734	86,865
Government National Mortgage Association, Series 2017-190
0.62%, 03/16/60† IO γ	1,407,417	51,429
Government National Mortgage Association, Series 2017-H15
0.83%, 07/20/67† IO γ	297,026	14,185
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.53%, 07/20/67†	956,380	962,124
Government National Mortgage Association, Series 2017-H18
0.05%, 09/20/67† IO γ	2,277,936	71,634
Government National Mortgage Association, Series 2017-H20
0.25%, 10/20/67† IO γ	98,895	3,383
Government National Mortgage Association, Series 2017-H22
0.18%, 11/20/67† IO γ	754,876	23,976
Government National Mortgage Association, Series 2018-H07
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 11.00% Cap), 5.74%, 05/20/68†	246,999	247,334
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	497,365	66,996
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	142,179	19,038
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	147,915	19,839
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	673,814	91,223
Government National Mortgage Association, Series 2020-173
2.50%, 11/20/50 IO	2,065,129	285,567
Government National Mortgage Association, Series 2020-179
1.01%, 09/16/62† IO γ	6,726,423	436,652
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	1,134,009	126,310

	Par	Value
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	$306,276	$55,539
Government National Mortgage Association, Series 2020-H09
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor, 11.00% Cap), 6.69%, 04/20/70†	96,895	98,199
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.59%, 05/20/70†	302,558	304,283
Government National Mortgage Association, Series 2020-H13
(Floating, CME Term SOFR 1M + 0.56%, 0.45% Floor, 7.50% Cap), 5.89%, 07/20/70†	123,364	120,582
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,798,282	3,078,313
Government National Mortgage Association, Series 2021-138
3.00%, 07/20/51 IO	815,742	117,207
Government National Mortgage Association, Series 2021-14
1.32%, 06/16/63† IO γ	2,651,779	248,955
1.34%, 06/16/63	358,348	267,686
Government National Mortgage Association, Series 2021-169
1.11%, 06/16/61† IO γ	2,903,800	236,780
Government National Mortgage Association, Series 2021-188
2.00%, 10/20/51	1,028,464	846,199
Government National Mortgage Association, Series 2021-191
3.00%, 10/20/51 IO	628,333	118,890
Government National Mortgage Association, Series 2021-21
1.40%, 06/16/63	689,883	520,265
Government National Mortgage Association, Series 2021-223
2.00%, 06/20/51	822,782	713,369
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	447,685	78,473
Government National Mortgage Association, Series 2021-77
1.25%, 07/20/50	349,913	274,861
Government National Mortgage Association, Series 2022-102
2.25%, 06/16/64	1,500,000	858,074
Government National Mortgage Association, Series 2022-139
4.00%, 07/20/51	300,000	269,039
Government National Mortgage Association, Series 2022-189
2.50%, 10/20/51	552,228	458,934
Government National Mortgage Association, Series 2022-196
3.00%, 10/16/64† γ	300,000	221,114
	Par	Value
Government National Mortgage Association, Series 2022-210
0.70%, 07/16/64† IO γ	$1,478,496	$92,677
Government National Mortgage Association, Series 2022-216
0.75%, 07/16/65† IO γ	1,485,914	95,943
Government National Mortgage Association, Series 2022-220
3.00%, 10/16/64	300,000	223,371
Government National Mortgage Association, Series 2022-3
0.64%, 02/16/61† IO γ	95,983	4,851
Government National Mortgage Association, Series 2022-81
3.00%, 09/20/50 IO	772,376	111,796
Government National Mortgage Association, Series 2023-92
0.61%, 06/16/64† IO γ	1,999,686	126,470
2.00%, 06/16/64	1,699,733	1,315,194
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.80%, 01/25/37†	259,150	227,132
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.30% Floor), 7.17%, 09/15/31 144A †	560,786	367,484
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class AS
(Floating, CME Term SOFR 1M + 1.50%, 1.39% Floor), 6.83%, 11/15/36 144A †	1,370,000	1,363,971
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	357,731
GS Mortgage Securities Trust, Series 2017-GS6, Class A2
3.16%, 05/10/50	295,302	277,466
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 08/10/50	850,000	795,400
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,305,168	1,935,820
GS Mortgage-Backed Securities Trust, Series 2022-PJ3, Class A4
2.50%, 08/25/52 144A † γ	1,940,892	1,566,475
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.08%, 09/25/35† γ	131,103	122,261
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 9.06%, 07/15/24 144A †	1,211,424	1,212,109

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 6.16%, 10/25/34†	$7,168	$6,773
Impac CMB Trust, Series 2007-A, Class A
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.50% Cap), 5.94%, 05/25/37 144A †	301,132	281,061
IndyMac ARM Trust, Series 2001-H2, Class A1
5.69%, 01/25/32† γ	2,610	2,492
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,606,035
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
3.02%, 01/05/39 144A	1,277,000	1,132,457
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.32%, 02/25/35† γ	9,093	8,359
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	106,771	93,298
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,897,638	1,765,671
JP Morgan Mortgage Trust, Series 2021-6, Class A3
2.50%, 10/25/51 144A † γ	1,794,464	1,448,294
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	899,533	743,932
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,902,638	1,599,491
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,884,298	1,649,473
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A † γ	1,722,991	1,651,562
JP Morgan Mortgage Trust, Series 2024-1, Class A2
6.00%, 06/25/54 144A	2,246,929	2,245,401
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	92,513	91,872
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	209,798	206,130
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	513,829
	Par	Value
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	$2,300,000	$1,729,706
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 4.65% on 09/25/24), 1.65%, 11/25/60 144A STEP	1,052,860	1,021,890
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.42%, 01/01/29 144A † †††	442,210	443,337
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 5.48%, 01/01/61(U) †	404,191	493,415
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 5.92%, 01/01/61(U) †	326,693	403,216
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,735,024
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 5.52%, 04/15/47(U) †	393,181	487,254
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.38%, 11/21/34† γ	67,314	63,046
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.10%, 05/25/34† γ	28,966	27,487
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.24%, 07/25/59 144A † γ	101,059	96,722
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	772,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	355,287
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 05/15/46	480,000	464,795
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,362,763
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	198,653	195,923
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, CME Term SOFR 1M + 1.99%, 1.40% Floor), 7.32%, 05/15/36 144A †	795,790	790,525

	Par	Value
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	$1,600,000	$1,299,956
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,338,386
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 6.00%, 10/25/35†	53,021	51,467
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	856,824	828,245
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1
(Step to 4.98% on 05/25/24), 5.00%, 06/25/62 144A STEP	249,622	245,881
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.44% on 05/25/24), 6.50%, 11/25/52 144A STEP	397,340	396,373
NRTH Mortgage Trust, Series 2024-PARK, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.94%, 03/15/41 144A †	710,000	712,112
NYMT Loan Trust, Series 2021-SP1, Class A1
(Step to 4.67% on 09/25/24), 1.67%, 08/25/61 144A STEP	906,088	869,110
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	3,111,724	3,137,241
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.54%, 11/15/38 144A †	2,300,000	2,230,108
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 6.09%, 06/25/57 144A †	682,175	657,738
OBX Trust, Series 2022-NQM6, Class A1
(Step to 4.72% on 07/25/26), 4.70%, 07/25/62 144A STEP	1,209,067	1,180,399
OBX Trust, Series 2022-NQM7, Class A1
(Step to 5.77% on 09/25/26), 5.11%, 08/25/62 144A STEP	1,100,550	1,087,143
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.77% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,693,155	1,675,387
OBX Trust, Series 2022-NQM8, Class A2
(Step to 5.94% on 05/25/24), 6.10%, 09/25/62 144A STEP	420,470	415,683
	Par	Value
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.48% on 12/25/26), 6.45%, 09/25/62 144A STEP	$131,246	$131,736
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.48% on 12/25/26), 6.45%, 09/25/62 144A STEP	1,181,216	1,184,148
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	380,437	379,461
OBX Trust, Series 2023-NQM3, Class A1
(Step to 6.85% on 05/25/27), 5.95%, 02/25/63 144A STEP	1,038,448	1,035,382
OBX Trust, Series 2023-NQM6, Class A3
(Step to 7.81% on 08/25/27), 6.98%, 07/25/63 144A STEP	1,394,141	1,404,088
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	2,150,782	2,148,111
OBX Trust, Series 2024-NQM1, Class A2
(Step to 7.25% on 01/25/28), 6.25%, 11/25/63 144A STEP	122,204	122,120
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	3,529,398	3,559,758
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	989,203	990,964
OBX Trust, Series 2024-NQM4, Class A1
(Step to 7.07% on 03/25/28), 6.07%, 01/25/64 144A STEP	1,592,403	1,594,957
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	995,252	995,926
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	500,000	501,268
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%, 09/15/54 144A	2,670,000	2,285,710
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.39%, 01/15/36 144A †	1,725,000	1,683,746
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1
1.96%, 10/25/61 144A	1,499,287	1,245,675

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.71% on 07/25/24), 2.12%, 05/25/65 144A STEP	$1,035,796	$1,011,557
PRKCM Trust, Series 2022-AFC1, Class A1A
4.10%, 04/25/57 144A † γ	989,999	951,986
PRKCM Trust, Series 2023-AFC3, Class A3
(Step to 7.41% on 09/25/27), 7.09%, 09/25/58 144A STEP	1,006,365	1,011,717
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	285,871	274,045
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 4.10%, 12/15/43(E) †	574,441	601,116
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 5.50%, 12/15/43(U) †	143,610	176,524
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 5.92%, 08/28/56(U) 144A †	2,949,529	3,724,479
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 6.37%, 08/28/56(U) 144A †	3,100,000	3,899,511
SCG Mortgage Trust, Series 2024-MSP, Class A
(Floating, CME Term SOFR 1M + 1.74%), 7.04%, 04/15/41 144A †	1,050,000	1,047,368
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 6.08%, 04/19/27†	40,249	38,690
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.84%, 05/15/38 144A †	970,000	910,446
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3
2.78%, 10/10/48	330,000	314,984
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	320,207
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	1,205,000	998,916
SMRT, Series 2022-MINI, Class D
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 7.28%, 01/15/39 144A †	1,290,000	1,269,397
	Par	Value
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.14%, 10/15/38 144A †	$2,300,000	$2,278,651
SREIT Trust, Series 2021-MFP2, Class A
(Floating, CME Term SOFR 1M + 0.94%, 0.82% Floor), 6.26%, 11/15/36 144A †	1,180,000	1,174,551
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.94%, 07/19/35†	24,922	22,982
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.49%, 04/15/34 144A †	1,538,114	1,527,828
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.51%, 05/15/37 144A †	850,000	857,525
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 6.08%, 09/25/43†	2,330	2,182
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.16%, 04/25/45† γ	13,784	13,093
Towd Point Mortgage Funding PLC, Series 2019-A13X, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.57%, 07/20/45(U) †	996,860	1,259,411
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 6.37%, 10/20/51(U) 144A †	522,690	660,008
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Interest Rate + 1.35%), 6.57%, 05/20/45(U) †	2,367,134	2,990,614
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.57%, 07/20/45(U) 144A †	996,860	1,259,411
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	302,785	268,283
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,610,000	1,685,723
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	18,000,000	14,899,971

	Par	Value
3.00%, 04/01/53 TBA	$37,208,964	$32,055,092
4.00%, 04/01/53 TBA	1,000,000	927,120
4.50%, 04/01/53 TBA	10,200,000	9,723,464
5.00%, 04/01/53 TBA	5,000,000	4,883,158
3.00%, 05/01/53 TBA	47,000,000	40,534,019
4.00%, 05/01/53 TBA	62,500,000	57,969,436
4.50%, 05/01/53 TBA	21,900,000	20,884,548
5.00%, 05/01/53 TBA	117,600,000	114,879,446
5.50%, 05/01/53 TBA	86,100,000	85,739,288
6.50%, 05/01/53 TBA	100,000	102,165
5.50%, 04/01/54 TBA	4,200,000	4,182,732
6.00%, 04/01/54 TBA	10,800,000	10,905,963
6.00%, 05/01/54 TBA	17,300,000	17,465,007
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,925,192	1,800,500
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,726,070	2,200,185
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,959,363	1,823,704
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,886,829	1,522,842
VASA Trust, Series 2021-VASA, Class A
(Floating, CME Term SOFR 1M + 1.01%, 0.90% Floor), 6.34%, 07/15/39 144A †	390,000	357,003
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.93% on 07/25/26), 4.91%, 06/25/67 144A STEP	2,075,116	2,023,885
Verus Securitization Trust, Series 2022-7, Class A3
5.35%, 07/25/67 144A † γ	1,002,095	994,433
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.13% on 05/25/24), 6.13%, 09/25/67 144A STEP	875,224	871,214
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.85% on 09/25/26), 5.04%, 08/25/67 144A STEP	84,834	83,707
Verus Securitization Trust, Series 2023-3, Class A3
(Step to 7.74% on 05/25/27), 6.74%, 03/25/68 144A STEP	1,006,397	1,008,089
Verus Securitization Trust, Series 2023-4, Class A1
(Step to 6.81% on 06/25/27), 5.81%, 05/25/68 144A STEP	824,979	821,159
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.94% on 11/25/27), 7.42%, 10/25/68 144A STEP	947,807	961,368
	Par	Value
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	$933,283	$932,348
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.56%, 02/25/33† γ	1,307	1,233
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.49%, 06/25/42†	2,593	2,372
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 6.22%, 01/25/45†	432,847	409,579
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 6.02%, 10/25/45†	260,185	249,341
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.44%, 02/25/37† γ	104,201	89,095
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.25%, 02/25/37† γ	63,298	56,170
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.85%, 04/25/47†	222,204	189,740
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 5.98%, 07/25/45†	202,074	190,093
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 6.02%, 07/25/45†	57,507	54,742
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
5.67%, 12/28/37† γ	119,379	105,904
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	121,360
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	285,656

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4
4.00%, 04/15/55	$1,075,000	$997,810
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	26,690	23,814
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
0.98%, 08/15/47† IO γ	2,045,842	1,133
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	278,340
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	273,297
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,406,051
Total Mortgage-Backed Securities (Cost $1,262,259,022)		1,227,317,691
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	797,171
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	220,000	234,341
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,200,000	1,293,789
Central Texas Regional Mobility Authority, Revenue Bond, Series E
3.17%, 01/01/41	1,000,000	777,753
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	659,803	746,404
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	281,388	318,321
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,238,046
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	119,862
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	825,000	768,052
	Par	Value
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	$300,000	$287,111
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	200,964
State of California, General Obligation
7.55%, 04/01/39	410,000	502,941
State of Illinois, General Obligation
5.10%, 06/01/33	405,000	402,432
6.63%, 02/01/35	418,846	441,318
7.35%, 07/01/35	398,572	431,891
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	807,929
Total Municipal Bonds (Cost $9,694,414)		9,368,325

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $110.50, Expires 04/26/24 (GSC)	120	$13,295,625	103,126
2-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $102.63, Expires 04/26/24 (GSC)	79	1,370,305,560	12,344
2-Year U.S. Treasury Note Future expiration date 06/2024, Strike Price $103.50, Expires 05/24/24 (GSC)	20	346,912,800	1,563
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $106.75, Expires 04/26/24 (GSC)	120	12,841,872	75,000
Bank of America, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.47, Expires 06/20/24 (BOA)	1	3,400,000	189

	Number of Contracts	Notional Amount	Value
Barclays, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.44, Expires 06/20/24 (BAR)	1	$3,400,000	$189
Barclays, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.46, Expires 06/20/24 (BAR)	1	3,350,000	187
Long U.S. Treasury Bond Future expiration date 05/2024, Strike Price $120.00, Expires 04/26/24 (GSC)	20	2,408,750	31,250
Morgan Stanley, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.44, Expires 06/20/24 (MSCS)	1	3,400,000	189
Morgan Stanley, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.45, Expires 06/20/24 (MSCS)	1	3,400,000	189
			224,226
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 04/2024, Strike Price $109.75, Expires 04/05/24 (GSC)	40	4,431,875	3,125
3-Month SOFR Interest Rate Swap expiration 04/2024, Strike Price $94.75, Expires 04/12/24 (GSC)	98	23,241,925	1,225
3-Month SOFR Interest Rate Swap expiration 06/2024, Strike Price $94.93, Expires 06/14/24 (GSC)	59	13,992,587	5,531
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $95.50, Expires 12/13/24 (GSC)	118	28,151,850	97,350
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $106.50, Expires 04/26/24 (GSC)	76	8,133,186	20,188
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $107.50, Expires 04/26/24 (GSC)	30	$3,210,468	$8,438
Long U.S. Treasury Bond Future expiration date 05/2024, Strike Price $118.00, Expires 04/26/24 (GSC)	30	3,613,125	14,531
			150,388
Total Purchased Options (Premiums paid $538,341)			374,614

	Par
U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Bills
5.23%, 04/25/24Ω ‡‡	$13,410,000	13,363,048
5.04%, 05/02/24Ω Δ	5,490,000	5,465,065
5.07%, 05/09/24Ω	9,000,000	8,949,992
4.94%, 05/28/24Ω Δ	2,890,000	2,866,003
		30,644,108
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	10,218
4.25%, 05/15/39	4,300,000	4,298,404
4.38%, 11/15/39	4,870,000	4,921,554
1.38%, 11/15/40	35,860,000	23,113,591
1.88%, 02/15/41	7,850,000	5,484,574
4.75%, 02/15/41‡‡	1,900,000	1,992,105
2.25%, 05/15/41	4,080,100	3,021,027
3.13%, 11/15/41	3,580,000	3,013,633
2.38%, 02/15/42	2,800,000	2,086,984
3.25%, 05/15/42Δ	7,050,000	6,004,617
2.75%, 08/15/42‡‡	10,430,000	8,201,402
2.75%, 11/15/42	7,050,000	5,529,431
3.88%, 02/15/43	3,290,000	3,046,977
2.88%, 05/15/43Δ	3,200,000	2,547,875
3.88%, 05/15/43	1,160,000	1,072,592
3.63%, 08/15/43‡‡	280,000	249,534
4.38%, 08/15/43	490,000	485,023
4.75%, 11/15/43	1,700,000	1,766,672
3.63%, 02/15/44‡‡	6,490,000	5,769,762
4.50%, 02/15/44Δ	60,000	60,431
3.38%, 05/15/44‡‡	3,200,000	2,735,938
3.13%, 08/15/44	5,260,000	4,316,488
3.00%, 11/15/44	3,100,000	2,487,508
2.50%, 02/15/45Δ	950,000	696,153
2.88%, 08/15/45‡‡	4,550,000	3,549,178
3.00%, 02/15/48	2,590,000	2,030,216
3.38%, 11/15/48	1,370,000	1,147,348
3.00%, 02/15/49	3,730,000	2,914,645
2.88%, 05/15/49Δ	6,720,000	5,123,344

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.25%, 08/15/49‡‡	$400,000	$267,391
1.38%, 08/15/50	4,900,000	2,594,990
1.63%, 11/15/50	15,020,000	8,507,422
1.88%, 02/15/51	590,000	356,351
2.38%, 05/15/51Δ	5,720,000	3,892,952
2.00%, 08/15/51	3,830,000	2,379,088
1.88%, 11/15/51	651,000	390,994
4.00%, 11/15/52Δ	750,000	706,670
3.63%, 02/15/53Δ	280,000	246,411
3.63%, 05/15/53	480,000	422,653
4.13%, 08/15/53	1,570,000	1,512,106
4.75%, 11/15/53‡‡	5,570,000	5,958,159
4.25%, 02/15/54	1,510,000	1,488,176
		136,400,587
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	4,326,584	3,793,336
2.13%, 02/15/54	1,135,571	1,152,767
		4,946,103
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/25	3,116,392	3,039,858
0.13%, 10/15/25	3,209,328	3,115,957
1.25%, 04/15/28	668,349	649,930
0.63%, 07/15/32	19,425,450	17,650,108
1.13%, 01/15/33	17,953,663	16,872,800
1.38%, 07/15/33	335,115	322,291
		41,650,944
U.S. Treasury Notes
3.00%, 06/30/24‡‡ Δ	650,000	646,206
5.00%, 08/31/25	80,000	80,181
4.63%, 02/28/26Δ	120,000	119,939
0.75%, 08/31/26Δ	25,990,000	23,769,175
1.38%, 08/31/26	2,680,000	2,489,155
4.63%, 09/15/26	19,860,000	19,912,753
2.63%, 05/31/27	4,310,000	4,086,924
0.50%, 06/30/27	26,870,000	23,753,710
2.75%, 02/15/28‡‡	1,400,000	1,322,480
1.25%, 03/31/28‡‡	510,000	453,452
4.38%, 08/31/28	20,000	20,096
4.63%, 09/30/28	1,000,000	1,015,078
3.75%, 12/31/28	660,000	646,400
2.63%, 02/15/29Δ	5,260,000	4,890,362
4.25%, 02/28/29Δ	1,550,000	1,553,148
3.63%, 03/31/30	2,241,300	2,171,522
3.75%, 12/31/30	27,900,000	27,152,367
4.00%, 01/31/31	8,570,000	8,466,223
4.25%, 02/28/31	3,910,000	3,920,691
4.13%, 03/31/31	29,550,000	29,409,176
	Par	Value
3.38%, 05/15/33	$2,005,000	$1,880,314
4.00%, 02/15/34Δ	990,000	974,609
		158,733,961
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	2,790,000	1,363,864
2.18%, 08/15/41Ω	1,080,000	485,998
2.96%, 05/15/44Ω	3,550,000	1,405,218
2.95%, 11/15/44Ω	870,000	336,152
2.85%, 02/15/46Ω Δ	4,300,000	1,575,251
1.97%, 05/15/52Ω ‡‡	42,750,000	12,942,569
2.42%, 08/15/53Ω Δ	19,000,000	5,590,523
2.35%, 11/15/53Ω	16,400,000	4,850,210
		28,549,785
Total U.S. Treasury Obligations (Cost $438,744,148)		400,925,488

	Shares
PREFERRED STOCK — 0.0%
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00% † ◊ (Cost $150,000)	6,000	159,420
MONEY MARKET FUNDS — 3.9%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø §	41,667,813	41,667,813
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø ∞	37,359,145	37,359,145
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	24,525,563	24,525,563
Total Money Market Funds (Cost $103,552,521)		103,552,521

Par
REPURCHASE AGREEMENTS — 15.8%
Citigroup Global Markets, Inc.
5.45% (dated 03/28/24, due 04/02/24, repurchase price $210,359,110, collateralized by U.S. Treasury Notes, 0.75%, due 04/30/26, total market value $213,847,663)	$210,200,000	210,200,000

	Par	Value
Deutsche Bank Securities, Inc.
5.43% (dated 03/28/24, due 04/01/24, repurchase price $209,657,998, collateralized by U.S. Treasury Bonds, 4.75%, due 11/15/53, total market value $212,131,919)	$209,500,000	$209,500,000
Total Repurchase Agreements (Cost $419,700,000)		419,700,000
TOTAL INVESTMENTS —125.7% (Cost $3,468,522,050)		3,345,128,406

MORTGAGE-BACKED SECURITIES SOLD SHORT — (0.0)%
Federal National Mortgage Association
4.00%, 10/01/52	(999,901)	(928,512)
TOTAL SECURITIES SOLD SHORT —(0.0)% (Proceeds $(930,516))		(928,512)

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $111.50, Expires 04/26/24 (GSC)	(80)	$(8,863,750)	$(32,500)
10-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $112.50, Expires 04/26/24 (GSC)	(40)	(4,431,875)	(6,250)
2-Year U.S. Treasury Note Future expiration date 06/2024, Strike Price $104.50, Expires 05/24/24 (GSC)	(20)	(346,912,800)	(313)
3-Month SOFR Interest Rate Swap expiration 06/2024, Strike Price $95.25, Expires 06/14/24 (GSC)	(118)	(27,985,175)	(4,425)
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $97.12, Expires 12/13/24 (GSC)	(118)	(28,151,850)	(14,750)
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $107.75, Expires 04/26/24 (GSC)	(60)	$(6,420,936)	$(12,656)
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $108.00, Expires 04/26/24 (GSC)	(76)	(8,133,186)	(11,875)
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $108.50, Expires 04/26/24 (GSC)	(60)	(6,420,936)	(5,156)
5-Year U.S. Treasury Note Future expiration date 06/2024, Strike Price $108.50, Expires 05/24/24 (GSC)	(80)	(8,561,248)	(17,500)
Long U.S. Treasury Bond Future expiration date 06/2024, Strike Price $130.00, Expires 05/24/24 (GSC)	(6)	(722,625)	(750)
			(106,175)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $108.00, Expires 04/26/24 (GSC)	(42)	(4,653,469)	(2,625)
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $95.00, Expires 12/13/24 (GSC)	(118)	(28,151,850)	(31,713)
5-Year U.S. Treasury Note Future expiration date 05/2024, Strike Price $105.70, Expires 04/26/24 (GSC)	(76)	(8,133,186)	(7,125)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 05/2024, Strike Price $115.00, Expires 04/26/24 (GSC)	(15)	$(1,806,562)	$(1,406)
Long U.S. Treasury Bond Future expiration date 05/2024, Strike Price $116.00, Expires 04/26/24 (GSC)	(45)	(5,419,687)	(7,031)
U.S. Dollar vs. Mexican Peso, Strike Price $16.80, Expires 06/04/24 (CITI)	(1)	(2,283,376)	(35,817)
			(85,717)
Put Swaption — (0.0)%
Pay 1-Day SOFR (Annually); Receive 2.697% (Annually); Interest Rate Swap Maturing 04/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	(5,800,000)	(130,449)
Total Written Options (Premiums received $ (330,891))			(322,341)

	Par	Value
TBA SALE COMMITMENTS — (2.1)%
Uniform Mortgage Backed Securities 3.50%, 05/01/53 TBA	$(100,000)	$(89,668)
Uniform Mortgage Backed Securities 4.00%, 04/01/53 TBA	(7,000,000)	(6,489,843)
Government National Mortgage Association 4.50%, 04/01/54 TBA	(6,000,000)	(5,770,917)
Uniform Mortgage Backed Securities 2.00%, 04/01/52 TBA	(16,000,000)	(12,678,730)
Uniform Mortgage Backed Securities 4.50%, 04/01/53 TBA	(20,000,000)	(19,065,615)
Government National Mortgage Association 3.00%, 04/01/54 TBA	(3,000,000)	(2,649,153)
Government National Mortgage Association 3.50%, 04/01/54 TBA	(1,000,000)	(911,055)
Uniform Mortgage Backed Securities 5.00%, 04/01/53 TBA	(9,000,000)	(8,789,685)
Total TBA Sale Commitments (Proceeds $(56,668,340))		(56,444,666)
Liabilities in Excess of Other Assets — (23.6)%		(628,454,406)
NET ASSETS — 100.0%		$2,658,978,481

Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2024	(9)	$(1,318,570)	$(33,605)
Euro-Bobl	06/2024	(116)	(14,798,586)	(44,268)
Euro-Bund	06/2024	(243)	(34,966,975)	(493,345)
Euro-OAT	06/2024	28	3,871,734	32,964
Euro-Schatz	06/2024	(186)	(21,210,407)	(2,122)
10-Year Japanese Treasury Bond	06/2024	(23)	(22,132,448)	(9,289)
10-Year U.S. Treasury Note	06/2024	413	45,759,109	148,940
3-Month CME SOFR	06/2024	19	4,496,944	2,256
U.S. Treasury Long Bond	06/2024	36	4,335,750	85,187
Ultra 10-Year U.S. Treasury Note	06/2024	485	55,585,547	462,052
Ultra Long U.S. Treasury Bond	06/2024	685	88,365,000	1,178,514
10-Year Bond	06/2024	115	10,216,751	54,105
Long GILT	06/2024	27	3,405,761	85,541
2-Year U.S. Treasury Note	06/2024	230	47,031,406	(24,826)
5-Year U.S. Treasury Note	06/2024	1,239	132,592,359	202,702
3-Month CME SOFR	03/2025	199	47,476,425	(104,357)
3-Month CME SOFR	06/2025	132	31,581,000	(45,706)
3-Month CME SOFR	03/2026	358	86,139,275	161,776
Total Futures Contracts outstanding at March 31, 2024			$466,430,075	$1,656,519

Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/24	U.S. Dollars	15,394,721	Brazilian Reals	75,526,499	BNP	$335,802
04/19/24	U.S. Dollars	7,930,550	Swiss Francs	6,969,000	GSC	186,793
07/02/24	U.S. Dollars	8,641,053	Brazilian Reals	42,800,000	GSC	183,415
04/02/24	U.S. Dollars	15,947,217	Euro	14,672,000	DEUT	118,329
04/02/24	U.S. Dollars	17,478,525	British Pounds	13,769,000	BNP	99,981
04/19/24	U.S. Dollars	3,889,439	Chinese Offshore Yuan	27,671,022	CITI	76,649
06/20/24	U.S. Dollars	2,136,333	Taiwan Dollars	65,700,358	JPM	75,191
07/02/24	U.S. Dollars	4,103,163	Brazilian Reals	20,393,397	JPM	73,257
06/20/24	Mexican Pesos	133,337,865	U.S. Dollars	7,852,411	JPM	65,204
06/20/24	U.S. Dollars	2,212,396	Taiwan Dollars	68,476,760	BNP	64,153
05/02/24	U.S. Dollars	15,459,578	Euro	14,268,000	MSCS	46,789
06/20/24	U.S. Dollars	1,432,094	New Zealand Dollars	2,331,399	MSCS	39,131
06/20/24	U.S. Dollars	1,203,553	Norwegian Kroner	12,619,395	CITI	38,903
04/19/24	U.S. Dollars	3,516,447	British Pounds	2,757,868	CITI	35,242
04/16/24	Mexican Pesos	14,277,469	U.S. Dollars	826,636	SS	30,059
04/19/24	U.S. Dollars	3,948,271	Euro	3,630,000	CITI	29,063
04/02/24	U.S. Dollars	7,406,237	Canadian Dollars	9,993,317	JPM	28,646
06/20/24	U.S. Dollars	830,319	South Korean Won	1,078,962,285	JPM	27,354
06/20/24	U.S. Dollars	869,857	South Korean Won	1,132,754,425	BNP	26,860
06/20/24	U.S. Dollars	1,497,210	Japanese Yen	220,106,189	MSCS	24,838
06/20/24	U.S. Dollars	936,000	New Zealand Dollars	1,536,451	JPM	18,002
06/20/24	U.S. Dollars	568,430	South Korean Won	739,885,541	DEUT	17,807
06/20/24	U.S. Dollars	634,746	South Korean Won	829,324,395	BAR	17,562
04/02/24	U.S. Dollars	6,755,613	Japanese Yen	1,020,100,000	GSC	16,943
06/20/24	U.S. Dollars	644,887	Swiss Francs	563,473	MSCS	14,383
04/19/24	U.S. Dollars	1,957,642	Euro	1,800,000	GSC	14,233
06/20/24	U.S. Dollars	607,952	Swiss Francs	531,078	JPM	13,697
04/19/24	U.S. Dollars	1,202,016	Chinese Offshore Yuan	8,630,513	SC	12,818
05/02/24	U.S. Dollars	17,394,105	British Pounds	13,769,000	HSBC	12,511
04/15/24	U.S. Dollars	943,842	Euro	863,000	UBS	12,235
04/19/24	U.S. Dollars	1,187,184	Chinese Offshore Yuan	8,529,169	HSBC	11,950
06/20/24	U.S. Dollars	787,932	Japanese Yen	116,034,947	UBS	11,731
06/20/24	U.S. Dollars	333,720	South Korean Won	434,052,918	MSCS	10,697
05/20/24	U.S. Dollars	308,531	Taiwan Dollars	9,530,208	BNP	10,246
06/20/24	U.S. Dollars	338,025	South Korean Won	441,846,306	SC	9,203
06/20/24	U.S. Dollars	936,000	British Pounds	734,494	JPM	8,559
06/20/24	Turkish Lira	18,477,460	U.S. Dollars	510,893	BAR	8,514
04/26/24	U.S. Dollars	986,138	Chinese Offshore Yuan	7,096,644	SC	8,050
04/19/24	U.S. Dollars	553,290	Chinese Offshore Yuan	3,959,454	MSCS	7,717
04/19/24	U.S. Dollars	575,221	Chinese Offshore Yuan	4,129,132	BNP	6,268
06/20/24	U.S. Dollars	651,403	British Pounds	511,000	DEUT	6,166
04/02/24	Australian Dollars	2,761,200	U.S. Dollars	1,793,361	HSBC	5,975
06/20/24	U.S. Dollars	552,908	British Pounds	433,222	MSCS	5,881
04/02/24	Brazilian Reals	12,550,523	U.S. Dollars	2,496,722	DEUT	5,675
06/20/24	U.S. Dollars	198,714	South Korean Won	259,476,824	GSC	5,611
04/26/24	U.S. Dollars	636,654	Chinese Offshore Yuan	4,579,656	BAR	5,467
06/20/24	U.S. Dollars	1,417,524	Canadian Dollars	1,910,449	CITI	5,464
04/02/24	U.S. Dollars	577,475	Japanese Yen	86,600,000	JPM	5,405
04/26/24	U.S. Dollars	636,793	Chinese Offshore Yuan	4,583,057	BNP	5,137
06/20/24	U.S. Dollars	940,000	New Zealand Dollars	1,565,547	SS	4,617
05/13/24	Turkish Lira	9,143,214	U.S. Dollars	264,362	GSC	3,959
04/19/24	Brazilian Reals	6,590,000	U.S. Dollars	1,307,500	CITI	3,939
05/14/24	Turkish Lira	8,567,932	U.S. Dollars	247,651	GSC	3,492
07/02/24	U.S. Dollars	549,682	Brazilian Reals	2,764,628	BNP	3,369
06/20/24	U.S. Dollars	364,859	Euro	334,000	JPM	3,323

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/24	U.S. Dollars	449,171	Danish Kroner	3,082,873	JPM	$3,273
06/20/24	U.S. Dollars	504,627	Peruvian Nuevo Soles	1,867,776	DEUT	3,256
05/15/24	Turkish Lira	5,555,320	U.S. Dollars	160,176	GSC	2,470
04/02/24	U.S. Dollars	212,220	Chinese Offshore Yuan	1,524,822	SC	2,256
06/20/24	U.S. Dollars	55,164	Swedish Kronor	565,428	UBS	2,160
05/08/24	Euro	652,009	U.S. Dollars	702,423	MSCS	2,071
06/20/24	U.S. Dollars	81,382	Indonesian Rupiahs	1,263,693,330	MSCS	1,946
04/19/24	U.S. Dollars	163,687	Chinese Offshore Yuan	1,173,906	BAR	1,935
05/02/24	U.S. Dollars	447,422	Danish Kroner	3,076,475	BNP	1,735
06/20/24	Mexican Pesos	9,121,492	U.S. Dollars	540,000	BAR	1,635
06/20/24	U.S. Dollars	572,843	Canadian Dollars	773,000	DEUT	1,500
06/20/24	Japanese Yen	75,785,018	New Zealand Dollars	846,000	SS	1,486
06/20/24	U.S. Dollars	149,495	Indonesian Rupiahs	2,357,244,413	GSC	1,319
04/19/24	Swiss Francs	810,000	U.S. Dollars	898,773	GSC	1,276
06/20/24	U.S. Dollars	577,750	Euro	532,616	CITI	1,224
05/10/24	Turkish Lira	1,982,823	U.S. Dollars	57,539	GSC	855
04/29/24	U.S. Dollars	164,197	South Korean Won	220,151,790	BNP	820
04/30/24	U.S. Dollars	137,864	Indonesian Rupiahs	2,182,287,583	BNP	492
04/02/24	U.S. Dollars	50,000	Brazilian Reals	248,493	GSC	454
06/20/24	U.S. Dollars	50,137	Indonesian Rupiahs	791,355,621	JPM	392
06/20/24	Canadian Dollars	527,441	U.S. Dollars	389,475	DEUT	370
05/08/24	U.S. Dollars	930,310	Euro	860,679	MLIB	349
04/29/24	U.S. Dollars	85,803	South Korean Won	115,183,495	JPM	324
04/02/24	Australian Dollars	254,341	U.S. Dollars	165,432	BNP	309
05/06/24	U.S. Dollars	210,164	Chinese Offshore Yuan	1,522,758	BNP	197
04/02/24	U.S. Dollars	28,231	Canadian Dollars	38,000	UBS	177
04/30/24	U.S. Dollars	184,559	Indonesian Rupiahs	2,929,242,933	DEUT	168
06/20/24	U.S. Dollars	490,047	Japanese Yen	73,250,103	CITI	50
05/02/24	Australian Dollars	94,658	U.S. Dollars	61,694	HSBC	46
06/20/24	Indian Rupees	981,200	U.S. Dollars	11,721	HSBC	16
Subtotal Appreciation						$1,956,826
04/19/24	U.S. Dollars	14,746	Canadian Dollars	20,000	GSC	$(23)
04/30/24	U.S. Dollars	46,140	Indonesian Rupiahs	733,533,720	BAR	(35)
04/30/24	U.S. Dollars	22,147	Indonesian Rupiahs	352,575,589	HSBC	(47)
06/20/24	Indian Rupees	755,641	U.S. Dollars	9,096	BAR	(57)
04/30/24	U.S. Dollars	59,290	Indonesian Rupiahs	943,214,726	BNP	(84)
06/20/24	U.S. Dollars	5,784	Mexican Pesos	98,945	BAR	(91)
06/20/24	Indian Rupees	1,225,598	U.S. Dollars	14,761	JPM	(100)
06/20/24	Indian Rupees	2,999,524	U.S. Dollars	36,121	MSCS	(241)
05/31/24	Turkish Lira	7,428,153	U.S. Dollars	213,683	JPM	(278)
05/02/24	Japanese Yen	157,238,048	U.S. Dollars	1,044,160	JPM	(348)
05/23/24	Turkish Lira	7,587,205	U.S. Dollars	220,491	BAR	(450)
05/28/24	Turkish Lira	5,432,114	U.S. Dollars	157,066	JPM	(462)
06/20/24	Mexican Pesos	6,007,000	U.S. Dollars	357,552	MSCS	(856)
05/16/24	Turkish Lira	14,946,631	U.S. Dollars	437,958	JPM	(874)
06/20/24	Indonesian Rupiahs	2,321,238,926	U.S. Dollars	146,895	MSCS	(982)
05/06/24	Turkish Lira	11,348,577	U.S. Dollars	336,958	JPM	(1,177)
06/20/24	Indonesian Rupiahs	2,576,086,999	U.S. Dollars	163,449	BNP	(1,516)
06/20/24	Indonesian Rupiahs	6,297,096,297	U.S. Dollars	397,369	SC	(1,534)
05/20/24	Turkish Lira	9,888,915	U.S. Dollars	289,539	JPM	(1,722)
04/29/24	Turkish Lira	16,267,690	U.S. Dollars	487,042	BAR	(1,733)
06/20/24	Indonesian Rupiahs	5,632,803,632	U.S. Dollars	356,236	HSBC	(2,158)
04/16/24	Turkish Lira	9,661,072	U.S. Dollars	295,274	BAR	(2,304)
06/20/24	British Pounds	237,811	U.S. Dollars	302,767	MSCS	(2,485)
04/19/24	Australian Dollars	150,776	U.S. Dollars	101,093	CITI	(2,786)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/25/24	Turkish Lira	21,303,561	U.S. Dollars	598,717	GSC	$(3,165)
05/16/24	Turkish Lira	14,783,857	U.S. Dollars	435,588	BAR	(3,264)
04/15/24	Turkish Lira	4,786,106	U.S. Dollars	148,683	BAR	(3,364)
05/17/24	Turkish Lira	15,132,710	U.S. Dollars	445,381	BAR	(3,377)
06/20/24	Indian Rupees	96,209,910	U.S. Dollars	1,154,924	BNP	(4,059)
06/20/24	Indonesian Rupiahs	12,189,612,871	U.S. Dollars	771,582	JPM	(5,343)
05/03/24	U.S. Dollars	2,496,722	Brazilian Reals	12,590,970	DEUT	(5,492)
05/02/24	Australian Dollars	2,920,883	U.S. Dollars	1,910,736	UBS	(5,588)
04/24/24	Turkish Lira	5,946,420	U.S. Dollars	184,151	BAR	(5,628)
06/20/24	Canadian Dollars	5,818,014	U.S. Dollars	4,306,210	JPM	(5,971)
04/19/24	U.S. Dollars	2,617,526	Euro	2,430,000	CITI	(6,076)
04/02/24	Euro	404,000	U.S. Dollars	442,025	MSCS	(6,169)
06/20/24	New Zealand Dollars	449,293	U.S. Dollars	275,216	WB	(6,772)
06/20/24	U.S. Dollars	3,399,000	Canadian Dollars	4,608,137	BNP	(6,988)
06/20/24	Australian Dollars	2,105,672	U.S. Dollars	1,382,771	JPM	(7,458)
06/20/24	Indian Rupees	156,411,951	U.S. Dollars	1,878,516	SC	(7,514)
06/20/24	Euro	865,000	Japanese Yen	141,147,413	MSCS	(7,874)
04/22/24	Turkish Lira	9,619,662	U.S. Dollars	297,408	BAR	(7,878)
06/20/24	Euro	1,727,000	U.S. Dollars	1,877,657	BNP	(8,277)
05/02/24	U.S. Dollars	7,398,272	Canadian Dollars	10,028,870	HSBC	(9,029)
06/20/24	Canadian Dollars	1,508,279	U.S. Dollars	1,124,000	BNP	(9,194)
04/09/24	Turkish Lira	13,979,844	U.S. Dollars	438,188	BAR	(10,547)
06/20/24	Swedish Kronor	2,867,036	U.S. Dollars	279,606	MLIB	(10,848)
04/30/24	Norwegian Kroner	5,292,153	U.S. Dollars	500,526	SS	(12,686)
04/19/24	Canadian Dollars	1,943,077	U.S. Dollars	1,451,897	GSC	(17,018)
04/26/24	Turkish Lira	18,637,907	U.S. Dollars	575,382	BAR	(17,246)
04/19/24	U.S. Dollars	2,071,963	Mexican Pesos	34,860,900	GSC	(18,834)
04/19/24	South African Rand	30,703,979	U.S. Dollars	1,639,644	UBS	(20,980)
04/19/24	Brazilian Reals	24,035,529	U.S. Dollars	4,806,445	GSC	(23,270)
06/20/24	Japanese Yen	221,298,120	U.S. Dollars	1,504,945	BNP	(24,600)
04/02/24	Japanese Yen	544,055,602	U.S. Dollars	3,630,324	HSBC	(36,351)
04/02/24	Japanese Yen	721,053,954	U.S. Dollars	4,807,238	MSCS	(44,033)
04/19/24	Swiss Francs	2,920,000	U.S. Dollars	3,297,480	GSC	(52,858)
04/19/24	Norwegian Kroner	21,451,091	Euro	1,891,772	GSC	(65,653)
04/19/24	Euro	3,906,394	U.S. Dollars	4,286,137	CITI	(68,515)
05/03/24	Brazilian Reals	40,706,890	U.S. Dollars	8,236,926	JPM	(147,212)
04/02/24	Brazilian Reals	63,182,774	U.S. Dollars	12,958,708	JPM	(360,954)
04/19/24	Japanese Yen	1,279,084,551	U.S. Dollars	8,976,725	GSC	(502,684)
Subtotal Depreciation						$(1,585,112)
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$371,714
Swap Agreements outstanding at March 31, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.37%	1.00%	6/20/2026	USD	2,800,000	$36,840	$(26,054)	$62,894
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.16%	1.00%	6/20/2026	USD	1,100,000	19,775	17,601	2,174
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.16%	1.00%	6/20/2026	USD	2,100,000	37,752	11,126	26,626

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.64%	1.00%	6/20/2026	USD	2,400,000	$18,403	$(17,161)	$35,564
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.20%	1.00%	12/20/2026	USD	2,600,000	54,209	29,130	25,079
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.51%	1.00%	6/20/2028	EUR	2,000,000	42,958	(11,393)	54,351
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.80%	5.00%	6/20/2028	USD	995,000	160,653	119,736	40,917
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.54%	1.00%	6/20/2028	USD	1,400,000	26,267	(4,067)	30,334
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.60%	1.00%	12/20/2028	EUR	2,000,000	39,325	(23,988)	63,313
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.58%	1.00%	12/20/2028	USD	300,000	5,597	(745)	6,342
Subtotal Appreciation						$441,779	$94,185	$347,594
The Boeing Company, 8.75% due 8/15/21 (Receive Quarterly)	0.32%	1.00%	6/20/2024	USD	475,000	$886	$11,965	$(11,079)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.47%	5.00%	12/20/2026	USD	870,000	102,056	175,392	(73,336)
Subtotal Depreciation						$102,942	$187,357	$(84,415)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at March 31, 2024						$544,721	$281,542	$263,179

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe Series 41 (Pay Quarterly)	(1.00)%	6/20/2029	EUR	1,430,000	$(34,523)	$(34,747)	$224
Subtotal Appreciation					$(34,523)	$(34,747)	$224
Markit CDX.NA.HY.41 (Pay Quarterly)	(5.00)%	12/20/2028	USD	1,683,000	$(126,511)	$6,395	$(132,906)
Markit CDX.NA.HY.42 Index (Pay Quarterly)	(5.00)%	6/20/2029	USD	731,200	(53,907)	(51,391)	(2,516)
Subtotal Depreciation					$(180,418)	$(44,996)	$(135,422)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at March 31, 2024					$(214,941)	$(79,743)	$(135,198)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.47%	1.00%	12/20/2028	USD	5,960,000	$137,969	$105,160	$32,809
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.52%	1.00%	6/20/2029	USD	14,465,000	331,427	320,175	11,252
CMBX.NA.BBB-.17 Index (Receive Monthly)	0.00%	3.00%	12/15/2056	USD	1,650,000	(191,571)	(236,087)	44,516
Subtotal Appreciation						$277,825	$189,248	$88,577

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.21%	1.00%	6/20/2026	USD	1,800,000	$31,025	$41,673	$(10,648)
Subtotal Depreciation						$31,025	$41,673	$(10,648)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2024						$308,850	$230,921	$77,929

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.27% (Upon termination)	1/2/2029	CITI	BRL	29,522,574	$(75,130)	$—	$(75,130)
						$(75,130)	$ —	$(75,130)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day ESTR (Annually)	3.88% (Annually)	6/12/2024	EUR	181,643,905	$1,370	$—	$1,370
13.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	3,355,039	(22,911)	(157,193)	134,282
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	23,292	—	23,292
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	9,000,000	64,769	6,692	58,077
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.85% (Upon termination)	1/2/2026	BRL	23,567,011	23,073	5,665	17,408
9.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2026	BRL	1,289,212	1,474	1,390	84
1-Day ESTR (Annually)	2.82% (Annually)	3/19/2026	EUR	19,870,000	(6,603)	(9,842)	3,239
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	6/19/2026	KRW	5,399,360,000	(5,872)	(6,799)	927
5.00% (Annually)	6-Month WIBOR (Semiannually)	6/19/2026	PLN	9,460,000	11,230	9,209	2,021
7-Day CFETS Repo Rate (Quarterly)	2.00% (Quarterly)	6/19/2026	CNY	22,430,000	4,979	4,528	451
10.29% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	3,926,736	2,089	—	2,089
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.03% (Upon termination)	1/4/2027	BRL	1,495,928	27,860	2,345	25,515
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	773,155	(20,893)	(28,983)	8,090
6-Month EURIBOR (Semiannually)	3.00% (Annually)	10/20/2027	EUR	17,490,000	212,363	62,252	150,111
1-Day ESTR (Annually)	2.67% (Annually)	4/22/2028	EUR	24,510,000	328,536	77,922	250,614
1-Day SOFR (Annually)	3.70% (Annually)	9/22/2028	USD	58,610,000	144,503	(130,179)	274,682
1-Day SOFR (Annually)	4.38% (Annually)	10/3/2028	USD	16,000,000	145,368	—	145,368
1-Day SOFR (Annually)	4.51% (Annually)	10/11/2028	USD	8,370,000	129,963	—	129,963
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	26,853	—	26,853
1-Day ESTR (Annually)	2.47% (Annually)	4/12/2029	EUR	13,600,000	43,779	(5,183)	48,962
8.50% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/13/2029	MXN	53,040,000	24,503	180	24,323
1-Day SONIA (Annually)	3.75% (Annually)	6/19/2029	GBP	12,820,000	19,162	(42,779)	61,941
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	6/19/2029	KRW	834,990,000	325	(1,063)	1,388

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	6/19/2029	AUD	5,830,000	$49,054	$40,953	$8,101
1-Day SOFR (Annually)	4.33% (Annually)	10/13/2029	USD	1,700,000	23,134	—	23,134
1-Day SOFR (Annually)	4.55% (Annually)	10/19/2030	USD	9,600,000	318,694	—	318,694
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	21,755	—	21,755
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	180,757	—	180,757
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	388,416	—	388,416
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	231,880	—	231,880
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	30,987	—	30,987
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	17,826	—	17,826
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	14,105	—	14,105
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	82,755	—	82,755
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	47,025	—	47,025
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	44,574	—	44,574
1-Day SOFR (Annually)	4.18% (Annually)	11/7/2030	USD	1,950,000	22,052	—	22,052
3.87% (Annually)	1-Day SOFR (Annually)	2/28/2031	USD	32,746,000	(63,733)	(87,570)	23,837
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	15,530,000	567,020	301,562	265,458
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,462,263	1,040,439	421,824
3.00% (Annually)	1-Day SOFR (Annually)	6/21/2033	USD	8,300,000	694,984	367,635	327,349
1-Day SOFR (Annually)	4.31% (Annually)	10/5/2033	USD	15,360,000	390,049	30,585	359,464
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	19,550,000	465,136	310,327	154,809
1-Day SOFR (Annually)	3.85% (Annually)	11/15/2033	USD	16,150,000	62,655	15,332	47,323
6-Month ASX BBSW (Semiannually)	4.75% (Semiannually)	12/20/2033	AUD	69,800,000	469,652	(480,513)	950,165
1-Day ESTR (Annually)	2.37% (Annually)	1/19/2034	EUR	24,880,000	159,684	(22,573)	182,257
8.50% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/7/2034	MXN	6,040,000	4,063	472	3,591
1-Day SONIA (Annually)	3.75% (Annually)	6/19/2034	GBP	230,000	3,060	1,465	1,595
2.75% (Annually)	3-Month STIBOR (Quarterly)	6/19/2034	SEK	22,810,000	(24,999)	(45,745)	20,746
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	6/19/2034	KRW	859,770,000	171	(3,240)	3,411
3-Month New Zealand BBR FRA (Quarterly)	4.50% (Semiannually)	6/19/2034	NZD	350,000	2,713	1,074	1,639
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	6/19/2034	AUD	150,000	2,247	1,651	596
6-Month EURIBOR (Semiannually)	3.00% (Annually)	6/19/2034	EUR	7,370,000	309,087	296,484	12,603
Swiss Average Overnight Rate (Annually)	1.25% (Annually)	6/19/2034	CHF	5,620,000	61,803	34,865	26,938
3.75% (Annually)	1-Day SOFR (Annually)	6/20/2034	USD	1,540,000	5,357	979	4,378
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/18/2034	EUR	22,100,000	473,690	369,384	104,306
3.24% (Annually)	1-Day SOFR (Annually)	10/6/2035	USD	16,010,000	523,831	71,994	451,837
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	18,290,000	(372,552)	(604,387)	231,835
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	166,536	39,965	126,571
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	10,660,000	140,255	35,893	104,362
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/15/2042	JPY	1,080,000,000	920,029	300,339	619,690
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	46,790,000	1,665,370	1,439,137	226,233
1.52% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	2,594,000	885,983	(23,965)	909,948
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	40,780,000	1,145,395	716,551	428,844
2.60% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	4,813,000	856,124	330,836	525,288
3.05% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	6,287,000	673,056	307,047	366,009
3.15% (Annually)	1-Day SOFR (Annually)	5/15/2048	USD	7,725,000	836,514	(399,069)	1,235,583
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	15,190,000	73,289	(2,947)	76,236
0.80% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/15/2052	JPY	250,000,000	268,530	11,645	256,885

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	45,000,000	$912,446	$727,113	$185,333
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	12,400,000	194,472	(4,873)	199,345
Subtotal Appreciation					$16,586,406	$4,907,007	$11,679,399
1-Day SOFR (Annually)	2.20% (Annually)	6/15/2024	USD	14,700,000	$(478,727)	$—	$(478,727)
1-Day SOFR (Annually)	4.72% (Annually)	9/13/2024	USD	5,410,000	(36,976)	—	(36,976)
1-Day SOFR (Annually)	3.50% (Annually)	9/30/2024	USD	5,189,000	(97,305)	(36,591)	(60,714)
1-Day SOFR (Annually)	3.65% (Annually)	11/22/2024	USD	7,900,000	(129,685)	—	(129,685)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	10,122,091	11,410	357,647	(346,237)
1-Day SOFR (Annually)	3.50% (Annually)	4/19/2025	USD	230,000	(3,305)	723	(4,028)
Bank Of Canada Overnight Repo Rate (Annually)	3.50% (Annually)	12/18/2025	CAD	12,100,000	(38,123)	(10,045)	(28,078)
28-Day Mexico Interbank TIIE (Lunar)	9.25% (Lunar)	6/17/2026	MXN	60,080,000	(11,480)	(2,692)	(8,788)
1.00% (Annually)	Swiss Average Overnight Rate (Annually)	6/19/2026	CHF	57,770,000	(185)	28,250	(28,435)
3.00% (Annually)	1-Day ESTR (Annually)	6/19/2026	EUR	22,920,000	(117,100)	(105,767)	(11,333)
3-Month STIBOR (Quarterly)	3.25% (Annually)	6/19/2026	SEK	610,570,000	222,352	377,755	(155,403)
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/19/2026	AUD	35,070,000	(70,653)	(63,865)	(6,788)
6-Month NIBOR (Semiannually)	4.50% (Annually)	6/19/2026	NOK	472,020,000	178,677	347,382	(168,705)
Bank Of Canada Overnight Repo Rate (Semiannually)	4.25% (Semiannually)	6/19/2026	CAD	48,500,000	178,743	197,214	(18,471)
4.00% (Annually)	1-Day SOFR (Annually)	6/20/2026	USD	1,960,000	12,987	15,223	(2,236)
3.00% (Annually)	6-Month EURIBOR (Semiannually)	6/28/2026	EUR	1,852,437	(1,883)	1,059	(2,942)
4.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/28/2026	CAD	4,062,591	(2,059)	3,267	(5,326)
4.25% (Annually)	1-Day SOFR (Annually)	6/28/2026	USD	7,775,462	12,432	20,079	(7,647)
3-Month ASX BBSW (Quarterly)	3.75% (Quarterly)	6/29/2026	AUD	1,070,000	(121,885)	(2,586)	(119,299)
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	4,115,211	(8,106)	13,071	(21,177)
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	(154,526)	—	(154,526)
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(240,833)	(163,593)	(77,240)
1-Day SOFR (Annually)	2.15% (Annually)	6/15/2027	USD	14,700,000	(1,282,906)	—	(1,282,906)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(98,568)	—	(98,568)
1-Day SOFR (Annually)	2.85% (Annually)	8/29/2027	USD	3,200,000	(182,306)	—	(182,306)
1-Day SOFR (Annually)	3.35% (Annually)	10/6/2027	USD	69,720,000	(384,142)	227,172	(611,314)
1-Day SOFR (Annually)	3.73% (Annually)	11/28/2027	USD	7,530,000	13,509	30,897	(17,388)
2.85% (Annually)	3-Month EURIBOR (Quarterly)	4/22/2028	EUR	24,510,000	(345,158)	(66,238)	(278,920)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	5,700,000	(158,454)	—	(158,454)
3.98% (Annually)	1-Day SOFR (Annually)	8/31/2028	USD	48,190,000	(14,500)	(12,331)	(2,169)
0.55% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/14/2028	JPY	1,210,000,000	(55,916)	(37,481)	(18,435)
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	(291,975)	—	(291,975)
11.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	3,713,698	(35,734)	(8,998)	(26,736)
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	(14,282)	—	(14,282)
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/19/2029	JPY	10,900,000,000	85,785	122,219	(36,434)
2.00% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/19/2029	CNY	25,030,000	14,374	21,236	(6,862)
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	(610,432)	68,837	(679,269)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	4,500,000	(201,833)	—	(201,833)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(26,272)	45,028	(71,300)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	3.52% (Annually)	6/9/2033	USD	10,000,000	$(398,252)	$—	$(398,252)
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/3/2033	JPY	1,014,000,000	(44,482)	(8,212)	(36,270)
3.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	3,200,000	(46,082)	(11,985)	(34,097)
2.54% (Annually)	6-Month EURIBOR (Semiannually)	1/19/2034	EUR	24,880,000	(197,472)	24,969	(222,441)
3-Month JIBAR (Quarterly)	9.75% (Quarterly)	6/19/2034	ZAR	4,560,000	(1,713)	3,495	(5,208)
4.00% (Annually)	6-Month NIBOR (Semiannually)	6/19/2034	NOK	10,670,000	(25,360)	(23,824)	(1,536)
6-Month WIBOR (Semiannually)	4.75% (Annually)	6/19/2034	PLN	4,540,000	(17,294)	(7,921)	(9,373)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.50% (Semiannually)	6/19/2034	CAD	4,500,000	19,504	46,627	(27,123)
3.78% (Annually)	1-Day SOFR (Annually)	9/22/2036	USD	13,220,000	(118,601)	221,622	(340,223)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	41,480,000	(1,203,804)	(684,966)	(518,838)
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	48,190,000	(650,010)	(644,875)	(5,135)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	8/3/2038	JPY	1,099,000,000	(61,281)	(51,233)	(10,048)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	25,470,000	(184,020)	(29,201)	(154,819)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	27,390,000	(785,233)	(641,932)	(143,301)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	5,210,000	(4,152)	191,962	(196,114)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	10,510,000	(537,556)	(355,195)	(182,361)
3.61% (Annually)	1-Day SOFR (Annually)	11/15/2053	USD	10,000,000	(230,628)	(73,323)	(157,305)
3.51% (Annually)	1-Day SOFR (Annually)	11/29/2053	USD	2,560,000	(42,072)	(41,971)	(101)
2.75% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2054	EUR	4,390,000	(438,204)	(345,822)	(92,382)
Subtotal Depreciation					$(9,451,752)	$(1,064,913)	$(8,386,839)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2024					$7,134,654	$3,842,094	$3,292,560
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 2.5%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	$51,764	$50,570
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	199,119	174,684
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	300,590	295,959
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	140,910	135,955
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	53,270	51,699
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	80,000	77,940
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	105,000	102,258
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	103,594
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,196,600	1,108,778
Ares XXXIR CLO, Ltd., Series 2014-31RA, Class B
(Floating, CME Term SOFR 3M + 1.86%, 1.60% Floor), 7.19%, 05/24/30 144A †	250,000	250,023
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C
7.05%, 02/22/28 144A	400,000	408,608
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	710,000	721,198
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	102,801
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.04%, 07/25/36 144A †	540,197	475,652
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	131,583
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	11,042	10,355
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	4,340	4,114
	Par	Value
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	$35,787	$34,653
Carvana Auto Receivables Trust, Series 2021-P3, Class C
1.93%, 10/12/27	60,000	54,185
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	22,604
CLI Funding VI LLC, Series 2020-1A, Class B
3.62%, 09/18/45 144A	868,256	785,559
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	84,914	75,478
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	155,342
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	61,021
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	91,808
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	51,267
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	113,257
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	20,000	20,129
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,285
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,330
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	103,461
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	36,665
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	45,773
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,625
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	32,907	32,630
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	192,405

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	$157,948	$153,858
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	62,121
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D
1.48%, 07/15/27 144A	80,000	75,860
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	135,000	127,779
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,295
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	25,000	25,204
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	10,114	10,056
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	978,769	867,919
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.92%, 05/20/54 144A †	129,732	131,604
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	120,000	120,812
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	58,858	54,137
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	65,054
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	528,050
Neighborly Issuer, Series 2023-1A, Class A2
7.31%, 01/30/53 144A	1,227,600	1,246,829
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	846,060
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 6.52%, 01/25/34†	142,753	140,797
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	82,426
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	18,356
	Par	Value
PRPM LLC, Series 2021-5, Class A1
(Step to 4.79% on 07/25/24), 1.79%, 06/25/26 144A STEP	$69,042	$67,683
PRPM LLC, Series 2022-5, Class A1
(Step to 0.31% on 04/25/24), 6.90%, 09/27/27 144A STEP	112,085	112,548
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	101,398
ServiceMaster Funding LLC, Series 2021-1, Class A2II
3.11%, 07/30/51 144A	906,291	751,008
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	10,497	10,374
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 6.37%, 03/15/33 144A †	82,212	80,745
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 5.77%, 03/25/44†	81,317	79,052
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 6.17%, 01/15/53 144A †	64,991	64,429
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	155,979	139,499
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	1,044,647	948,272
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	80,816
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	91,946	79,935
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	75,333	66,620
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	52,153	51,321
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	48,611	46,663
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	140,000	143,006
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 4.87% on 09/25/24), 1.87%, 08/25/51 144A STEP	57,246	55,962

	Par	Value
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 4.92% on 10/25/24), 1.92%, 09/25/51 144A STEP	$96,924	$94,258
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	53,162	52,413
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	102,921
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	100,000	100,313
Total Asset-Backed Securities (Cost $14,172,050)		13,984,701
CORPORATE BONDS — 16.1%
Air Lease Corporation
2.30%, 02/01/25	325,000	315,728
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	113,612
4.63%, 10/01/28	50,000	48,718
3.00%, 02/01/30Δ	30,000	26,573
3.70%, 04/15/30(E)	1,270,000	1,366,032
3.13%, 12/01/30	25,000	21,934
Ally Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 05/15/26ρ ^	50,000	43,023
Amazon.com, Inc.
0.45%, 05/12/24Δ	595,000	591,493
American Airlines, Inc.
5.50%, 04/20/26 144A	585,000	581,287
5.75%, 04/20/29 144A	750,000	738,428
American Express Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 3.55%, 09/15/26ρ Δ ^	1,000,000	925,534
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	25,000	23,858
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	16,288
5.50%, 02/01/34	30,000	29,911
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	385,288
5.90%, 11/15/33Δ	165,000	171,077
Amgen, Inc.
5.75%, 03/02/63	55,000	56,161
Antares Holdings LP
3.75%, 07/15/27 144A	250,000	228,549
Aon North America, Inc.
5.75%, 03/01/54	115,000	117,880
Apple, Inc.
0.50%, 11/15/31(E)	180,000	163,957
4.65%, 02/23/46	110,000	105,918
Ardagh Metal Packaging Finance U.S.A. LLC
4.00%, 09/01/29 144A	240,000	193,867
	Par	Value
Ares Capital Corporation
2.88%, 06/15/28Δ	$105,000	$93,690
3.20%, 11/15/31	135,000	112,717
Arrow Electronics, Inc.
2.95%, 02/15/32Δ	30,000	25,219
Arthur J Gallagher & Co.
5.45%, 07/15/34	30,000	30,243
Asbury Automotive Group, Inc.
4.63%, 11/15/29 144A Δ	40,000	36,956
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	202,562
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	661,322
2.90%, 12/04/26(U)	1,650,000	1,977,255
3.65%, 06/01/51	165,000	121,526
Athene Global Funding
1.61%, 06/29/26 144A Δ	110,000	101,071
AutoNation, Inc.
3.85%, 03/01/32Δ	25,000	22,258
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	144,039
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	74,717
6.25%, 04/15/28 144A Δ	55,000	56,207
6.75%, 10/25/28 144A	100,000	104,371
6.38%, 07/15/30 144A	105,000	108,272
Avnet, Inc.
5.50%, 06/01/32	105,000	101,755
Bank of America Corporation
1.38%, 03/26/25(E)	475,000	501,270
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ ^	900,000	887,959
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	196,303
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	435,000	407,956
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	140,000	120,734
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	293,609
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	114,897
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	25,000	24,622
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	290,000	289,265
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	93,335
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	48,029
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37^	105,000	92,941
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,434,190
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	170,000	139,976

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Barings BDC, Inc.
3.30%, 11/23/26	$55,000	$50,330
Belden, Inc.
3.38%, 07/15/27(E)	100,000	104,824
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	80,000	78,752
1.25%, 05/15/27 CONV Δ	235,000	232,955
Blackstone Secured Lending Fund
2.13%, 02/15/27	190,000	171,514
Block, Inc.
3.50%, 06/01/31	65,000	56,699
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	105,000	92,911
Blue Owl Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	254,881
Boeing Co. (The)
4.88%, 05/01/25	690,000	682,540
3.63%, 02/01/31	85,000	74,899
5.71%, 05/01/40	85,000	81,519
3.75%, 02/01/50	120,000	83,735
5.81%, 05/01/50	420,000	399,259
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	15,000	29,025
0.50%, 03/08/28(E)	275,000	267,465
4.00%, 03/01/44(E)	100,000	109,670
Boost Newco Borrower LLC
7.50%, 01/15/31 144A Δ	680,000	712,703
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	13,333
Broadcom, Inc.
4.15%, 11/15/30	60,000	56,808
2.45%, 02/15/31 144A	45,000	37,951
4.15%, 04/15/32 144A	35,000	32,504
2.60%, 02/15/33 144A Δ	185,000	150,370
3.42%, 04/15/33 144A	75,000	64,926
3.47%, 04/15/34 144A	110,000	94,433
3.14%, 11/15/35 144A	140,000	113,168
Campbell Soup Co.
5.40%, 03/21/34Δ	85,000	85,647
Carnival Corporation
5.75%, 03/01/27 144A Δ	80,000	79,248
5.75%, 12/01/27 CONV	55,000	83,050
4.00%, 08/01/28 144A	95,000	88,542
6.00%, 05/01/29 144A Δ	45,000	44,411
7.00%, 08/15/29 144A	20,000	20,881
Caterpillar Financial Services Corporation
0.45%, 05/17/24	595,000	591,146
CCO Holdings LLC
4.25%, 01/15/34 144A	295,000	223,162
CDW LLC
3.28%, 12/01/28	30,000	27,412
3.25%, 02/15/29Δ	55,000	49,905
3.57%, 12/01/31	280,000	246,651
Celanese U.S. Holdings LLC
6.33%, 07/15/29	40,000	41,509
	Par	Value
6.55%, 11/15/30	$40,000	$42,114
6.38%, 07/15/32	25,000	25,967
6.70%, 11/15/33	170,000	181,486
Centene Corporation
2.45%, 07/15/28	5,000	4,438
4.63%, 12/15/29	1,555,000	1,478,640
3.38%, 02/15/30	50,000	44,282
3.00%, 10/15/30	65,000	55,765
2.50%, 03/01/31	225,000	185,362
2.63%, 08/01/31	80,000	65,739
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	414,034
Charter Communications Operating LLC
2.80%, 04/01/31	255,000	208,857
2.30%, 02/01/32	235,000	181,388
4.40%, 04/01/33	55,000	48,834
3.50%, 06/01/41	370,000	248,976
5.75%, 04/01/48	890,000	752,010
4.80%, 03/01/50	285,000	210,952
3.70%, 04/01/51Δ	65,000	40,280
3.85%, 04/01/61	30,000	17,826
4.40%, 12/01/61	245,000	160,294
3.95%, 06/30/62	245,000	148,071
Cheniere Energy Partners LP
4.50%, 10/01/29Δ	20,000	19,058
4.00%, 03/01/31Δ	235,000	213,609
3.25%, 01/31/32	55,000	46,908
5.95%, 06/30/33Δ	80,000	82,006
Cheniere Energy, Inc.
5.65%, 04/15/34 144A	80,000	80,606
Cigna Group (The)
4.80%, 08/15/38	280,000	263,628
3.20%, 03/15/40	135,000	102,454
3.40%, 03/15/50	260,000	185,321
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 3.68%), 6.30%, 05/15/24ρ Δ ^	690,000	689,854
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ Δ ^	100,000	99,963
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	175,000	168,853
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	195,000	173,258
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	105,000	93,923
Civitas Resources, Inc.
8.63%, 11/01/30 144A	25,000	26,862
Comcast Corporation
2.94%, 11/01/56	235,000	148,646
CommScope, Inc.
4.75%, 09/01/29 144A	120,000	86,100
ConocoPhillips
6.50%, 02/01/39	10,000	11,319
Continental Resources, Inc.
5.75%, 01/15/31 144A	475,000	472,770

	Par	Value
2.88%, 04/01/32 144A	$160,000	$130,497
4.90%, 06/01/44Δ	270,000	225,926
COPT Defense Properties LP REIT
2.75%, 04/15/31Δ	20,000	16,494
Corebridge Financial, Inc.
4.35%, 04/05/42	45,000	38,078
Coty, Inc.
3.88%, 04/15/26(E)	100,000	106,959
CSC Holdings LLC
4.13%, 12/01/30 144A Δ	200,000	143,108
4.63%, 12/01/30 144A	400,000	203,437
3.38%, 02/15/31 144A	200,000	136,099
CVS Health Corporation
4.13%, 04/01/40	80,000	67,527
5.05%, 03/25/48	255,000	231,811
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	200,000	195,257
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	19,957
3.25%, 02/15/32	135,000	116,328
6.75%, 09/15/37 144A	500,000	543,661
Dell International LLC
8.10%, 07/15/36	122,000	147,976
8.35%, 07/15/46	14,000	18,096
Devon Energy Corporation
5.88%, 06/15/28	384,000	386,161
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	267,603
Diamondback Energy, Inc.
6.25%, 03/15/53	65,000	70,085
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	296,182
Dillard's, Inc.
7.75%, 07/15/26	450,000	465,803
Directv Financing LLC
5.88%, 08/15/27 144A Δ	1,170,000	1,108,038
Discovery Communications LLC
3.63%, 05/15/30Δ	105,000	94,001
DISH DBS Corporation
7.75%, 07/01/26Δ	1,545,000	1,035,169
5.75%, 12/01/28 144A Δ	885,000	610,045
5.13%, 06/01/29	90,000	37,619
DISH Network Corporation
3.38%, 08/15/26 CONV	565,000	354,537
DTE Energy Co.
3.40%, 06/15/29	122,000	112,320
Duke Energy Corporation
2.55%, 06/15/31Δ	255,000	215,015
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	57,708
Elevance Health, Inc.
4.10%, 05/15/32	25,000	23,410
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	232,009
Energy Transfer LP
5.75%, 02/15/33	155,000	157,764
6.55%, 12/01/33	125,000	134,063
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 05/15/54Δ ^	$360,000	$377,950
EnLink Midstream LLC
6.50%, 09/01/30 144A	10,000	10,293
Entegris, Inc.
4.75%, 04/15/29 144A	185,000	177,366
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	267,300
EPR Properties REIT
3.60%, 11/15/31	35,000	29,308
EQT Corporation
5.00%, 01/15/29	900,000	882,502
7.00%, 02/01/30	80,000	84,996
3.63%, 05/15/31 144A	105,000	92,517
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	611,557
Etsy, Inc.
0.13%, 09/01/27 CONV	40,000	33,676
0.25%, 06/15/28 CONV	90,000	71,100
Evergy, Inc.
4.50%, 12/15/27 144A CONV	30,000	30,533
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	13,509
2.95%, 03/15/31	490,000	427,360
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	426,643
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	278,247
Ford Motor Credit Co. LLC
2.75%, 06/14/24(U)	1,360,000	1,706,440
3.82%, 11/02/27	400,000	375,078
2.90%, 02/10/29Δ	875,000	772,476
4.45%, 02/14/30(E)	200,000	219,659
4.00%, 11/13/30	850,000	760,100
Freeport-McMoRan, Inc.
4.25%, 03/01/30	10,000	9,484
4.63%, 08/01/30Δ	5,000	4,809
Gartner, Inc.
3.63%, 06/15/29 144A	65,000	58,871
3.75%, 10/01/30 144A	10,000	8,963
GATX Corporation
5.45%, 09/15/33Δ	120,000	119,527
General Motors Co.
5.60%, 10/15/32Δ	25,000	25,329
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,104
3.10%, 01/12/32	50,000	42,404
6.40%, 01/09/33	110,000	115,462
Glencore Funding LLC
6.13%, 10/06/28 144A	150,000	155,167
2.50%, 09/01/30 144A	55,000	46,765
6.38%, 10/06/30 144A	180,000	190,015
2.85%, 04/27/31 144A Δ	420,000	359,363
5.70%, 05/08/33 144A Δ	120,000	122,144
6.50%, 10/06/33 144A	395,000	422,074

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Global Payments, Inc.
5.30%, 08/15/29	$30,000	$29,902
2.90%, 05/15/30	65,000	56,530
2.90%, 11/15/31Δ	65,000	54,636
5.40%, 08/15/32	65,000	64,518
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	94,826
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.37%, 05/06/24† ρ	40,000	33,793
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.46%), 3.27%, 09/29/25^	175,000	172,918
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	334,878
0.25%, 01/26/28(E)	428,000	411,539
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	196,260
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	269,057
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	265,491
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	184,659
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	21,399
6.75%, 10/01/37	180,000	196,809
HCA, Inc.
5.38%, 09/01/26	18,000	18,006
4.13%, 06/15/29	70,000	66,282
3.50%, 09/01/30Δ	50,000	45,251
2.38%, 07/15/31	30,000	24,719
3.63%, 03/15/32	180,000	159,544
5.50%, 06/01/33	210,000	211,067
5.60%, 04/01/34	85,000	85,707
5.25%, 06/15/49	145,000	132,581
Hercules LLC
6.50%, 06/30/29	130,000	129,471
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	27,589
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	64,655
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A Δ	60,000	56,047
4.88%, 07/01/31 144A	20,000	17,926
Hologic, Inc.
3.25%, 02/15/29 144A	50,000	44,849
HUB International, Ltd.
7.25%, 06/15/30 144A	95,000	97,729
Icahn Enterprises LP
4.75%, 09/15/24	5,000	4,981
5.25%, 05/15/27	15,000	13,921
4.38%, 02/01/29	280,000	239,059
iHeartCommunications, Inc.
5.25%, 08/15/27 144A Δ	35,000	25,541
	Par	Value
Ingersoll Rand, Inc.
5.70%, 08/14/33	$155,000	$159,180
Intel Corporation
5.60%, 02/21/54	65,000	66,413
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	140,000	144,838
JBS U.S.A. LUX SA
3.00%, 02/02/29	45,000	39,886
3.75%, 12/01/31Δ	50,000	43,267
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	363,696
6.50%, 01/20/43	260,000	273,236
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	150,000	143,685
John Deere Capital Corporation
1.25%, 01/10/25Δ	85,000	82,422
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	255,055
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	450,036
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	24,489
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	318,549
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,365,789
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	41,899
6.95%, 01/15/38	50,000	54,828
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	636,002
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,241
5.40%, 07/31/33	60,000	60,401
5.35%, 06/01/34	55,000	55,004
5.60%, 07/31/53Δ	45,000	45,782
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A Δ	230,000	219,540
Leidos, Inc.
4.38%, 05/15/30	15,000	14,233
2.30%, 02/15/31	35,000	28,980
5.75%, 03/15/33Δ	140,000	143,640
Lennar Corporation
4.75%, 11/29/27	720,000	711,436
Lithia Motors, Inc.
3.88%, 06/01/29 144A Δ	185,000	166,937
4.38%, 01/15/31 144A	15,000	13,430
Marathon Petroleum Corporation
4.70%, 05/01/25	70,000	69,439
Marriott International, Inc.
2.85%, 04/15/31	75,000	64,706
5.30%, 05/15/34	115,000	113,808
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	45,000	41,191

	Par	Value
Marvell Technology, Inc.
2.95%, 04/15/31	$60,000	$51,818
5.95%, 09/15/33	5,000	5,191
Masco Corporation
6.50%, 08/15/32	27,000	28,903
Matador Resources Co.
6.88%, 04/15/28 144A Δ	20,000	20,477
MBIA Insurance Corporation
16.84%, 01/15/33 144A #	215,000	6,945
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	385,074
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	80,530
Microchip Technology, Inc.
5.05%, 03/15/29	140,000	140,060
Micron Technology, Inc.
6.75%, 11/01/29	185,000	198,752
2.70%, 04/15/32	30,000	25,078
5.88%, 02/09/33	165,000	170,803
5.88%, 09/15/33	440,000	456,840
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	51,745
3.88%, 05/15/32 144A	90,000	78,467
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 5.86%, 01/22/25†	350,000	350,254
3.63%, 01/20/27	250,000	241,638
3.95%, 04/23/27	27,000	26,077
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	249,242
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,452
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) ^	820,000	1,088,506
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	119,137
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	100,000	100,438
(Variable, Euribor 3M + 1.24%), 3.95%, 03/21/35(E) ^	200,000	219,168
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	150,226
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	135,000	134,806
Motorola Solutions, Inc.
5.40%, 04/15/34	160,000	159,737
MPLX LP
5.00%, 03/01/33	25,000	24,289
4.70%, 04/15/48	80,000	68,395
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	643,144
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 144A	60,000	58,770
Navient Corporation
6.75%, 06/15/26Δ	125,000	126,173
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	64,179
	Par	Value
1.13%, 02/15/27 CONV Δ	$15,000	$14,222
5.88%, 02/15/27 144A	65,000	64,273
8.13%, 01/15/29 144A	95,000	100,555
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	24,734
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	108,986
5.88%, 11/15/28	90,000	93,606
6.38%, 05/15/29	135,000	143,936
5.38%, 11/15/29 144A	10,000	10,217
4.88%, 06/15/30 144A	145,000	144,074
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	223,772
Nordson Corporation
5.80%, 09/15/33	25,000	26,073
NRG Energy, Inc.
2.75%, 06/01/48 CONV	20,000	33,140
Nutanix, Inc.
0.25%, 10/01/27 CONV	20,000	24,600
Occidental Petroleum Corporation
3.50%, 08/15/29	280,000	253,502
8.88%, 07/15/30	10,000	11,628
6.63%, 09/01/30	35,000	37,061
6.13%, 01/01/31	75,000	77,743
7.50%, 05/01/31	30,000	33,418
7.88%, 09/15/31	10,000	11,345
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	101,184
9.63%, 11/15/28(E)	100,000	115,967
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	30,000	29,670
OneMain Finance Corporation
6.88%, 03/15/25	125,000	126,328
3.50%, 01/15/27	10,000	9,292
3.88%, 09/15/28	15,000	13,397
5.38%, 11/15/29Δ	40,000	37,640
4.00%, 09/15/30	25,000	21,429
Open Text Holdings, Inc.
4.13%, 02/15/30 144A Δ	300,000	268,931
Oracle Corporation
4.00%, 07/15/46	185,000	145,500
3.95%, 03/25/51	150,000	114,605
5.55%, 02/06/53Δ	80,000	78,440
Organon & Co.
2.88%, 04/30/28(E)	150,000	151,017
Outfront Media Capital LLC
7.38%, 02/15/31 144A	15,000	15,723
Ovintiv, Inc.
8.13%, 09/15/30	15,000	16,940
7.20%, 11/01/31	5,000	5,441
7.38%, 11/01/31	10,000	10,975
6.50%, 08/15/34	120,000	127,505
6.63%, 08/15/37	30,000	31,394
6.50%, 02/01/38	5,000	5,204

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owens Corning
7.00%, 12/01/36	$523,000	$589,653
Pacific Gas and Electric Co.
4.55%, 07/01/30	25,000	23,778
3.25%, 06/01/31	160,000	139,099
3.30%, 08/01/40	95,000	69,915
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	10,000	28,590
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	392,002
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	31,529
3.50%, 03/01/32	145,000	123,317
Plains All American Pipeline LP
3.55%, 12/15/29	70,000	64,273
3.80%, 09/15/30Δ	85,000	77,955
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E)	100,000	107,785
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	140,000	134,505
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	103,983
Rand Parent LLC
8.50%, 02/15/30 144A Δ	50,000	49,585
Range Resources Corporation
4.75%, 02/15/30 144A	840,000	783,987
Regal Rexnord Corporation
6.40%, 04/15/33 144A Δ	195,000	202,529
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	342,282
3.63%, 03/01/29 144A Δ	15,000	13,506
3.63%, 03/01/29	130,000	117,049
3.88%, 03/01/31 144A	325,000	283,461
4.00%, 10/15/33 144A Δ	165,000	139,926
Rockies Express Pipeline LLC
6.88%, 04/15/40 144A	1,340,000	1,317,758
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 CONV	10,000	28,470
4.25%, 07/01/26 144A	10,000	9,658
5.50%, 04/01/28 144A Δ	215,000	212,622
6.25%, 03/15/32 144A	50,000	50,458
RTX Corporation
2.38%, 03/15/32	15,000	12,388
5.15%, 02/27/33	165,000	165,398
6.10%, 03/15/34	115,000	123,060
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,240,067
SBA Communications Corporation REIT
3.13%, 02/01/29	155,000	136,555
Seagate HDD Cayman
4.09%, 06/01/29Δ	5,000	4,616
9.63%, 12/01/32	7,650	8,728
Sensata Technologies, Inc.
4.38%, 02/15/30 144A Δ	720,000	655,967
3.75%, 02/15/31 144A Δ	15,000	12,986
Solventum Corporation
5.90%, 04/30/54 144A	85,000	85,023
	Par	Value
Southern Co. (The)
5.70%, 03/15/34	$115,000	$118,755
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	134,729
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	331,582
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	31,100
Southwest Airlines Co.
1.25%, 05/01/25 CONV	165,000	167,599
Southwestern Energy Co.
4.75%, 02/01/32	765,000	704,761
Spectrum Brands, Inc.
5.00%, 10/01/29 144A	90,000	88,310
Splunk, Inc.
1.13%, 06/15/27 CONV	60,000	60,138
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	65,000	59,832
Sprint Capital Corporation
8.75%, 03/15/32	715,000	866,181
Stewart Information Services Corporation
3.60%, 11/15/31	135,000	110,716
Summer BC Holdco B S.a.r.l.
5.75%, 10/31/26(E)	100,000	106,132
Synchrony Financial
2.88%, 10/28/31	165,000	131,842
Sysco Corporation
6.60%, 04/01/50	122,000	139,564
Tapestry, Inc.
3.05%, 03/15/32	30,000	24,668
Targa Resources Corporation
6.13%, 03/15/33	115,000	120,092
6.50%, 03/30/34	160,000	172,160
Targa Resources Partners LP
5.50%, 03/01/30	285,000	283,896
4.88%, 02/01/31	10,000	9,575
4.00%, 01/15/32	95,000	85,557
Teladoc Health, Inc.
1.25%, 06/01/27 CONV Δ	220,000	185,900
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36Δ	75,000	73,045
Textron, Inc.
2.45%, 03/15/31	25,000	21,091
Time Warner Cable LLC
5.50%, 09/01/41	35,000	29,216
4.50%, 09/15/42	55,000	40,672
T-Mobile U.S.A., Inc.
2.40%, 03/15/29	25,000	22,170
3.88%, 04/15/30	675,000	632,403
2.70%, 03/15/32	515,000	433,738
5.75%, 01/15/34	25,000	26,072
4.50%, 04/15/50	235,000	204,180
Toyota Motor Credit Corporation
0.50%, 06/18/24	595,000	588,537

	Par	Value
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	$320,000	$289,668
4.45%, 08/01/42Δ	750,000	668,448
TransDigm, Inc.
6.75%, 08/15/28 144A	35,000	35,548
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,087
6.00%, 04/01/27Δ	10,000	10,005
4.50%, 12/01/29 144A	110,000	101,200
4.63%, 03/01/30 144A	70,000	64,035
Travelers Cos., Inc. (The)
5.45%, 05/25/53	35,000	36,361
Trimble, Inc.
6.10%, 03/15/33Δ	130,000	135,994
TriNet Group, Inc.
3.50%, 03/01/29 144A Δ	35,000	31,174
Truist Financial Corporation
(Variable, U.S. SOFR + 2.36%), 5.87%, 06/08/34^	250,000	253,212
Uber Technologies, Inc.
0.00%, 12/15/25 CONV »	20,000	22,550
8.00%, 11/01/26 144A	15,000	15,191
7.50%, 09/15/27 144A	305,000	312,514
6.25%, 01/15/28 144A	120,000	120,594
0.88%, 12/01/28 144A CONV	20,000	24,790
4.50%, 08/15/29 144A	400,000	380,222
UGI International LLC
2.50%, 12/01/29(E)	200,000	194,083
UKG, Inc.
6.88%, 02/01/31 144A Δ	90,000	91,752
United Rentals North America, Inc.
5.25%, 01/15/30Δ	410,000	400,358
3.88%, 02/15/31Δ	1,290,000	1,157,137
6.13%, 03/15/34 144A	150,000	150,416
Unity Software, Inc.
0.00%, 11/15/26 CONV »	105,000	89,512
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	430,955
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	45,306
4.13%, 08/15/31 144A	205,000	182,463
Veralto Corporation
5.45%, 09/18/33 144A	145,000	146,832
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	315,668
1.88%, 10/26/29(E)	410,000	410,376
2.36%, 03/15/32	465,000	382,345
0.75%, 03/22/32(E) Δ	185,000	163,473
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	88,391
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	876,708
Viper Energy, Inc.
7.38%, 11/01/31 144A	40,000	41,619
VMware LLC
2.20%, 08/15/31	140,000	114,081
	Par	Value
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	$280,000	$269,580
Warnermedia Holdings, Inc.
4.05%, 03/15/29	40,000	37,458
4.28%, 03/15/32	230,000	205,578
5.14%, 03/15/52	200,000	166,220
Wells Fargo & Co.
5.88%, 06/15/25ρ Δ ^	170,000	169,857
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	172,353
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,371,481
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51Δ ^	840,000	790,730
Western Digital Corporation
2.85%, 02/01/29	65,000	56,711
Western Midstream Operating LP
3.10%, 02/01/25	850,000	832,234
4.05%, 02/01/30	20,000	18,637
6.15%, 04/01/33	100,000	102,650
5.45%, 04/01/44	10,000	9,199
5.30%, 03/01/48	50,000	43,522
5.50%, 08/15/48	835,000	739,379
5.25%, 02/01/50Δ	25,000	22,362
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	276,011
Williams Cos., Inc. (The)
4.65%, 08/15/32	25,000	24,142
5.15%, 03/15/34	265,000	262,729
5.75%, 06/24/44	320,000	319,650
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	93,860
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	180,192
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	155,726
Zscaler, Inc.
0.13%, 07/01/25 CONV	15,000	20,512
Total Corporate Bonds (Cost $97,554,866)		91,850,883
FOREIGN BONDS — 47.7%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	100,580
Angola — 0.0%
Angolan Government International Bond
9.38%, 05/08/48	200,000	173,086
Argentina — 0.4%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	73,998
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	828,157	435,859
(Step to 4.13% on 07/09/24), 3.63%, 07/09/35 STEP	1,625,941	679,531

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Provincia de Buenos Aires
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 144A STEP	$611,983	$251,649
YPF SA
8.50%, 07/28/25 144A	780,000	764,536
		2,205,573
Australia — 0.8%
Australia Government Bond
2.75%, 11/21/28(A)	160,000	100,472
3.00%, 11/21/33(A)	518,000	311,779
1.75%, 06/21/51(A)	2,000,000	764,711
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A	100,000	89,442
New South Wales Treasury Corporation
3.00%, 03/20/28(A)	300,000	188,963
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	2,133,000	1,400,999
4.75%, 02/02/34(A) 144A	489,000	324,786
5.25%, 07/21/36(A) 144A	1,945,000	1,324,546
		4,505,698
Austria — 0.4%
Benteler International AG
9.38%, 05/15/28(E)	100,000	116,354
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	46,979
Suzano Austria GmbH
5.00%, 01/15/30	730,000	700,942
3.75%, 01/15/31	1,450,000	1,282,643
		2,146,918
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	205,867
Belgium — 0.2%
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	500,000	577,438
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	467,061
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	33,774	30,275
0.40%, 06/22/40(E) 144A	40,594	28,619
3.75%, 06/22/45(E)	18,000	20,914
3.30%, 06/22/54(E) 144A	18,000	19,258
3.50%, 06/22/55(E) 144A	21,000	23,212
		1,166,777
Brazil — 1.0%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	80,000	78,800
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/25(B)	17,030,000	3,391,959
	Par	Value
10.00%, 01/01/27(B)	$9,227,000	$1,830,686
10.00%, 01/01/29(B)	1,944,000	378,993
Brazilian Government International Bond
5.63%, 01/07/41	100,000	90,565
		5,771,003
Bulgaria — 0.0%
Bulgaria Government International Bond
4.50%, 01/27/33(E)	41,000	47,067
4.88%, 05/13/36(E)	31,000	36,421
		83,488
Canada — 1.5%
Algonquin Power & Utilities Corporation
5.37%, 06/15/26 STEP	145,000	144,310
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A	170,000	92,935
Canadian Government Bond
3.50%, 03/01/28(C)	3,476,000	2,557,980
2.75%, 06/01/33(C)	3,672,000	2,562,701
3.25%, 12/01/33(C)	1,254,000	910,665
First Quantum Minerals, Ltd.
6.88%, 10/15/27 144A	200,000	191,881
9.38%, 03/01/29 144A	200,000	207,279
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	341,837
MEG Energy Corporation
7.13%, 02/01/27 144A	888,000	901,809
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,385
3.88%, 02/15/28 144A Δ	190,000	176,196
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	126,879
		8,255,857
Chile — 0.0%
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	200,000	133,427
China — 4.1%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	656,706
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,067,161
3.85%, 12/12/26(Y)	18,000,000	2,584,896
3.48%, 06/29/27(Y)	33,000,000	4,735,232
4.15%, 12/04/27(Y)	13,000,000	1,904,599
4.29%, 05/22/29(Y)	16,500,000	2,470,072
3.60%, 05/21/30(Y)	7,000,000	1,025,098
2.62%, 06/25/30(Y)	17,260,000	2,415,423
2.88%, 02/25/33(Y)	18,720,000	2,676,641
3.95%, 06/29/43(Y)	4,000,000	627,371
4.10%, 05/21/45(Y)	1,000,000	161,388
Times China Holdings, Ltd.
7.70%, 07/08/25#	200,000	5,200

	Par	Value
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	$495,000	$26,012
		23,355,799
Colombia — 0.8%
Colombia Government International Bond
3.88%, 04/25/27	200,000	188,902
3.00%, 01/30/30	315,000	262,071
8.00%, 04/20/33	200,000	211,725
8.00%, 11/14/35	200,000	210,502
6.13%, 01/18/41	100,000	86,691
5.63%, 02/26/44	3,170,000	2,531,210
Ecopetrol SA
8.88%, 01/13/33	690,000	729,901
8.38%, 01/19/36	70,000	70,643
		4,291,645
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34	200,000	207,376
Czech Republic — 0.4%
Czech Republic Government Bond
4.50%, 11/11/32(ZE)	21,020,000	936,190
4.90%, 04/14/34(ZE)	29,950,000	1,385,632
		2,321,822
Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27	100,000	99,742
4.88%, 09/23/32 144A	990,000	889,245
6.00%, 02/22/33	150,000	146,015
6.85%, 01/27/45Δ	100,000	99,332
		1,234,334
Ecuador — 0.0%
Ecuador Government International Bond
5.35%, 07/31/30Ω	19,073	9,446
(Step to 6.90% on 07/31/24), 6.00%, 07/31/30 STEP	45,243	30,819
(Step to 5.50% on 07/31/24), 3.50%, 07/31/35 STEP	248,031	131,178
(Step to 5.00% on 07/31/24), 2.50%, 07/31/40 STEP	64,317	31,438
		202,881
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,300,000	1,165,256
7.90%, 02/21/48	200,000	152,202
		1,317,458
El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35	130,000	99,197
	Par	Value
France — 2.2%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	$100,000	$106,252
Altice France SA
2.13%, 02/15/25(E)	1,220,000	1,183,327
8.13%, 02/01/27 144A	750,000	579,151
3.38%, 01/15/28(E)	100,000	77,950
4.13%, 01/15/29(E)	100,000	75,974
Banque Federative du Credit Mutuel SA
1.25%, 06/03/30(E)	400,000	374,784
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ Δ ^	740,000	743,518
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	314,651
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	297,961
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	882,517
(Variable, U.S. SOFR + 1.52%), 5.18%, 01/09/30 144A ^	200,000	200,036
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	300,000	278,827
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	572,899
BPCE SA
0.25%, 01/14/31(E)	500,000	438,143
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	587,659
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	2,003,493
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A Δ ^	290,000	295,201
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	600,000	739,501
Elior Group SA
3.75%, 07/15/26(E)	100,000	101,299
Forvia SE
2.38%, 06/15/27(E)	165,000	168,349
French Republic Government Bond OAT
1.50%, 05/25/31(E) 144A	22,499	22,486
0.75%, 05/25/52(E) 144A	9,396	5,575
1.75%, 05/25/66(E) 144A	12,350	9,133
Goldstory SAS
6.75%, 02/01/30(E) 144A	620,000	684,831
Iliad Holding SASU
5.63%, 10/15/28(E)	200,000	214,161

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Kapla Holding SAS
3.38%, 12/15/26(E)	$100,000	$104,598
Loxam SAS
5.75%, 07/15/27(E)	200,000	216,329
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	150,031
Picard Groupe SAS
3.88%, 07/01/26(E) Δ	100,000	105,946
SNF Group SACA
2.63%, 02/01/29(E)	100,000	100,569
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 01/19/35 144A ^	200,000	201,517
Suez SACA
2.88%, 05/24/34(E)	200,000	201,039
Valeo SE
5.88%, 04/12/29(E)	100,000	115,246
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	205,912
		12,358,865
Germany — 9.0%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	3,200,000	2,631,293
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	106,025
4.63%, 01/15/27(E)	710,000	752,778
Aroundtown SA
0.38%, 04/15/27(E) Δ	200,000	181,183
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	100,000	108,823
Bundesobligation
0.00%, 04/16/27(E)	450,000	450,436
1.30%, 10/15/27(E)	368,000	382,157
2.40%, 10/19/28(E)	817,120	883,344
2.10%, 04/12/29(E)	3,169,895	3,384,873
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	3,140,000	3,355,244
0.50%, 02/15/26(E)	76,324	78,916
2.40%, 11/15/30(E)	208,000	226,219
0.00%, 02/15/31(E)	18,440,000	17,109,412
1.70%, 08/15/32(E)	13,089,506	13,548,672
2.20%, 02/15/34(E)	448,000	479,439
1.00%, 05/15/38(E)	644,000	576,444
3.25%, 07/04/42(E)	82,000	98,406
0.00%, 08/15/52(E)	11,700	6,435
Bundesschatzanweisungen
2.50%, 03/13/25(E)	903,000	966,500
3.10%, 09/18/25(E)	1,945,000	2,099,001
CECONOMY AG
1.75%, 06/24/26(E)	200,000	205,521
	Par	Value
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(E)	$100,000	$104,786
7.50%, 05/15/30(E)	100,000	114,234
CT Investment GmbH
6.38%, 04/15/30(E) 144A	370,000	401,552
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	98,107
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	169,568
Deutsche Lufthansa AG
3.00%, 05/29/26(E)	100,000	105,891
Douglas Service GmbH
6.00%, 04/08/26(E)	200,000	219,215
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	167,437
IHO Verwaltungs GmbH
3.88%, 05/15/27(E) 1	215,000	228,037
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ ^	100,000	105,154
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	21,555
0.00%, 06/15/26(E) Δ	77,000	77,919
0.01%, 05/05/27(E)	22,000	21,810
1.25%, 06/30/27(E)	29,000	29,823
0.75%, 06/28/28(E)	61,000	60,738
0.75%, 01/15/29(E)	43,000	42,400
2.63%, 04/26/29(E)	43,000	46,278
0.00%, 09/15/31(E)	33,000	29,327
Schaeffler AG
3.38%, 10/12/28(E)	100,000	104,338
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	10,162
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25(E)	300,000	318,239
TK Elevator Holdco GmbH
6.63%, 07/15/28(E)	90,000	94,448
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	364,363
4.38%, 07/15/27(E) Δ	100,000	104,104
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	120,000	130,758
Vonovia SE
0.25%, 09/01/28(E)	400,000	369,406
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(E)	108,000	109,454
		51,280,224
Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29	200,000	103,333
7.88%, 02/11/35	200,000	103,000
		206,333

	Par	Value
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	$200,000	$204,970
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	512,767
		717,737
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	200,000	9,250
Hungary — 0.2%
Hungary Government Bond
4.75%, 11/24/32(ZG)	282,860,000	678,597
7.00%, 10/24/35(ZG)	172,020,000	482,292
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	15,799
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	114,168
		1,290,856
Indonesia — 2.1%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	91,433
5.25%, 01/17/42 144A	1,940,000	1,945,017
5.25%, 01/17/42Δ	370,000	370,957
Indonesia Treasury Bond
7.00%, 05/15/27(I)	51,272,000,000	3,284,254
6.88%, 04/15/29(I)	2,056,000,000	131,153
8.25%, 05/15/29(I)	25,029,000,000	1,693,305
6.38%, 04/15/32(I)	8,294,000,000	513,830
7.00%, 02/15/33(I)	49,675,000,000	3,202,228
6.63%, 02/15/34(I)	1,843,000,000	115,336
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28Δ	200,000	200,572
1.88%, 11/05/31(E)	200,000	178,146
		11,726,231
Ireland — 0.3%
AerCap Ireland Capital DAC
1.75%, 01/30/26	240,000	224,245
5.75%, 06/06/28Δ	150,000	151,956
3.30%, 01/30/32	660,000	566,522
eircom Finance DAC
2.63%, 02/15/27(E)	100,000	103,048
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	18,581
0.55%, 04/22/41(E)	36,000	26,560
3.00%, 10/18/43(E)	12,000	13,080
Linde PLC
3.63%, 06/12/34(E)	500,000	555,599
		1,659,591
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	59,498
	Par	Value
5.88%, 03/30/31 144A	$90,000	$79,132
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	40,000	38,732
6.75%, 06/30/30 144A	45,000	41,858
		219,220
Italy — 1.8%
Cromwell Ereit Lux Finco S.a.r.l. REIT
2.13%, 11/19/25(E)	347,000	358,460
International Design Group SpA
(Floating, Euribor 3M + 4.25%), 8.15%, 05/15/26(E) 144A †	250,000	270,589
Italy Buoni Poliennali Del Tesoro
1.75%, 05/30/24(E)	80,000	86,016
3.40%, 03/28/25(E)	137,000	147,624
1.40%, 05/26/25(E) 144A	73,269	67,312
1.20%, 08/15/25(E)	142,000	148,761
0.00%, 04/01/26(E)	163,000	165,067
0.55%, 05/21/26(E) 144A	76,302	68,046
1.60%, 06/01/26(E)	86,000	89,781
2.05%, 08/01/27(E)	4,190,000	4,372,339
2.00%, 03/14/28(E) 144A	41,367	44,187
1.60%, 11/22/28(E) 144A	136,752	137,429
1.35%, 04/01/30(E)	290,000	280,622
1.60%, 06/28/30(E)	141,350	136,294
0.90%, 04/01/31(E)	14,000	12,824
0.60%, 08/01/31(E) 144A	1,301,000	1,153,996
2.50%, 12/01/32(E)	399,000	399,297
4.35%, 11/01/33(E)	57,000	65,243
1.80%, 05/15/36(E) 144A	42,762	46,367
Mooney Group SpA
(Floating, Euribor 3M + 3.88%), 7.80%, 12/17/26(E) †	100,000	108,155
Multiversity S.r.l.
(Floating, Euribor 3M + 4.25%), 8.14%, 10/30/28(E) †	100,000	108,476
Telecom Italia Capital SA
6.38%, 11/15/33	80,000	75,640
Telecom Italia SpA
3.63%, 05/25/26(E)	155,000	163,472
2.38%, 10/12/27(E) Δ	1,400,000	1,404,401
7.88%, 07/31/28(E)	100,000	118,675
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) ^	300,000	311,858
		10,340,931
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	513,506
5.88%, 10/17/31(E)	200,000	199,814
4.88%, 01/30/32(E) 144A	340,000	317,088
5.75%, 12/31/32 144A STEP	263,103	251,065
		1,281,473

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Japan — 0.4%
Aircastle, Ltd.
6.50%, 07/18/28 144A	$120,000	$122,457
5.95%, 02/15/29 144A Δ	35,000	35,043
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	157,700,000	1,029,896
0.50%, 03/20/33(J)	93,950,000	613,221
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	33,800,000	180,573
1.80%, 09/20/53(J)	14,800,000	98,525
SoftBank Group Corporation
4.63%, 07/06/28	200,000	186,250
		2,265,965
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	100,000	125,650
Aptiv PLC
3.25%, 03/01/32	25,000	21,762
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	125,356
Rossini S.a.r.l.
(Floating, Euribor 3M + 3.88%), 7.76%, 10/30/25(E) †	100,000	108,087
TVL Finance PLC
10.25%, 04/28/28(U)	200,000	263,718
		644,573
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	491,476
5.38%, 04/24/30	300,000	294,886
QazaqGaz NC JSC
4.38%, 09/26/27 144A Δ	630,000	594,112
		1,380,474
Kenya — 0.2%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	860,000	882,820
Luxembourg — 0.4%
Altice Financing SA
2.25%, 01/15/25(E) Δ	1,180,000	1,219,575
4.25%, 08/15/29(E)	145,000	128,161
ArcelorMittal SA
6.80%, 11/29/32Δ	180,000	192,684
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	704,595
SES SA
(Variable, 3.19% - EUR Swap Rate 5Y), 2.88%, 05/27/26(E) ρ ^	150,000	153,500
		2,398,515
Mexico — 4.5%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,126,732
	Par	Value
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	$580,000	$578,147
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	585,957
Cemex SAB de CV
5.20%, 09/17/30 144A Δ	200,000	193,461
3.88%, 07/11/31 144A Δ	400,000	354,647
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	8,643,823
7.75%, 05/29/31(M)	44,100,000	2,440,070
7.50%, 05/26/33(M)	101,600,300	5,445,573
7.75%, 11/13/42(M)	76,750,000	3,922,793
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	107,546
2.88%, 04/08/39(E)	700,000	610,160
5.75%, 10/12/10«	130,000	113,932
Orbia Advance Corporation SAB de CV
5.88%, 09/17/44 144A	1,100,000	1,001,101
Petroleos Mexicanos
4.75%, 02/26/29(E)	100,000	90,968
7.69%, 01/23/50	210,000	151,305
		25,366,215
Morocco — 0.1%
OCP SA
5.63%, 04/25/24 144A	350,000	350,171
4.50%, 10/22/25 144A	320,000	312,935
		663,106
Netherlands — 2.3%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	200,000	209,430
Boost Newco Borrower LLC
8.50%, 01/15/31(U) 144A	140,000	191,026
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	995,239
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A Δ ^	250,000	238,234
Dufry One BV
2.00%, 02/15/27(E)	100,000	101,683
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	213,121
EnBW International Finance BV
0.13%, 03/01/28(E)	210,000	204,958
Enel Finance International NV
6.80%, 10/14/25 144A	1,630,000	1,663,653

	Par	Value
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	$100,000	$96,259
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	297,900
1.63%, 10/13/31(E)	200,000	151,950
House of HR Group BV
9.00%, 11/03/29(E) Δ	100,000	113,925
ING Groep NV
(Variable, Euribor 3M + 1.15%), 1.75%, 02/16/31(E) ^	300,000	291,595
IPD 3 BV
8.00%, 06/15/28(E) 144A	500,000	573,039
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	148,990
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,214,332
Petrobras Global Finance BV
6.88%, 01/20/40	80,000	80,408
6.90%, 03/19/49Δ	880,000	854,307
Prosus NV
3.83%, 02/08/51	1,020,000	629,158
Sunrise HoldCo IV BV
5.50%, 01/15/28 144A	310,000	297,855
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	300,000	336,172
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(E)	100,000	99,242
4.38%, 05/09/30(E)	200,000	208,056
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	45,000	42,090
4.75%, 05/09/27	200,000	193,859
4.10%, 10/01/46	475,000	327,905
TMNL Holding BV
3.75%, 01/15/29(E) 144A	480,000	487,735
3.75%, 01/15/29(E)	100,000	101,612
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	100,000	104,909
United Group BV
3.13%, 02/15/26(E)	100,000	103,874
5.25%, 02/01/30(E) 144A	500,000	521,953
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	102,687
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	200,250
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,177,438
ZF Europe Finance BV
3.00%, 10/23/29(E)	300,000	300,336
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	138,528
		13,013,708
	Par	Value
New Zealand — 1.3%
New Zealand Government Bond
3.50%, 04/14/33(Z)	$12,870,000	$7,101,056
Nigeria — 0.2%
Nigeria Government International Bond
8.38%, 03/24/29	220,000	215,141
7.14%, 02/23/30 144A	440,000	400,693
7.63%, 11/28/47 144A	940,000	732,354
		1,348,188
Norway — 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	587,228
Aker BP ASA
3.75%, 01/15/30 144A	150,000	137,238
4.00%, 01/15/31 144A	150,000	137,174
Norway Government Bond
1.75%, 03/13/25(K) 144A	2,940,000	264,639
		1,126,279
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	205,281
Panama — 0.1%
Panama Government International Bond
6.40%, 02/14/35	200,000	192,786
6.70%, 01/26/36	100,000	98,639
		291,425
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	194,533
Peru — 0.1%
Peruvian Government International Bond
1.95%, 11/17/36(E)	100,000	83,527
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	504,448
		587,975
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	76,158
2.95%, 05/05/45	200,000	140,022
		216,180
Poland — 1.3%
Canpack SA
2.38%, 11/01/27(E) Δ	100,000	100,364
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,226,166
1.75%, 04/25/32(P)	27,420,000	5,264,316
Republic of Poland Government International Bond
3.63%, 01/11/34(E)	46,000	49,776

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.50%, 04/04/53	$165,000	$164,871
5.50%, 03/18/54	310,000	309,436
		7,114,929
Portugal — 0.3%
EDP - Energias de Portugal SA
(Variable, EUR Swap Rate 5Y + 3.18%), 5.94%, 04/23/83(E) ^	100,000	112,946
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A Δ	1,308,500	1,294,774
		1,407,720
Romania — 0.2%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	100,761
Romanian Government International Bond
6.63%, 09/27/29(E)	70,000	81,846
3.62%, 05/26/30(E)	39,000	38,821
5.38%, 03/22/31(E)	37,000	40,189
7.13%, 01/17/33	94,000	100,725
2.00%, 04/14/33(E)	122,000	101,410
6.38%, 09/18/33(E)	160,000	185,030
6.38%, 01/30/34 144A	186,000	188,967
3.75%, 02/07/34(E)	100,000	94,794
3.88%, 10/29/35(E)	200,000	186,827
5.63%, 02/22/36(E)	43,000	46,317
		1,165,687
Saudi Arabia — 0.0%
Gaci First Investment Co.
5.38%, 10/13/22ψ	200,000	172,386
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(E)	100,000	97,467
Serbia — 0.1%
Serbia International Bond
1.50%, 06/26/29(E)	290,000	264,704
Slovakia — 0.0%
Slovakia Government Bond
3.75%, 03/06/34(E)	28,000	30,739
3.75%, 02/23/35(E)	130,000	142,174
0.38%, 04/21/36(E)	18,400	13,632
		186,545
South Africa — 1.2%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	5,920,000	249,584
6.25%, 03/31/36(S)	2,140,000	70,426
6.50%, 02/28/41(S)	75,016,000	2,263,947
Republic of South Africa Government International Bond
4.85%, 09/30/29	2,190,000	1,967,649
5.75%, 09/30/49	2,420,000	1,760,550
7.30%, 04/20/52	330,000	286,496
		6,598,652
	Par	Value
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	$830,110,000	$657,185
Spain — 0.8%
Autonomous Community of Madrid Spain
3.46%, 04/30/34(E)	20,000	21,858
Cellnex Finance Co. SA
2.00%, 02/15/33(E)	2,000,000	1,876,390
Cellnex Telecom SA
1.75%, 10/23/30(E) Δ	100,000	96,225
Eroski S Coop
10.63%, 04/30/29(E)	100,000	115,869
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	780,000	818,124
4.00%, 09/18/27(E) 144A	300,000	314,663
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	26,246
1.40%, 07/30/28(E) 144A	73,000	74,346
3.55%, 10/31/33(E) 144A	122,000	136,410
3.25%, 04/30/34(E) 144A	22,000	23,933
Via Celere Desarrollos Inmobiliarios SA
5.25%, 04/01/26(E)	1,170,000	1,248,748
		4,752,812
Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	119,995
6.75%, 04/18/28	500,000	296,205
		416,200
Supranational — 1.9%
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	351,800,000	4,158,161
European Union
0.00%, 07/06/26(E)	118,000	119,440
2.00%, 10/04/27(E)	91,000	95,699
1.63%, 12/04/29(E)	129,825	132,177
3.13%, 12/04/30(E)	15,000	16,572
3.25%, 07/04/34(E)	1,560,000	1,739,395
3.00%, 12/04/34(E)	251,000	273,122
2.75%, 12/04/37(E)	41,000	43,196
3.38%, 10/04/38(E)	64,350	71,735
3.25%, 02/04/50(E)	10,000	10,864
0.70%, 07/06/51(E)	12,000	7,186
3.00%, 03/04/53(E)	16,000	16,455
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,355,809
		11,039,811
Sweden — 0.4%
Apollo Swedish Bidco AB
(Floating, Euribor 3M + 5.00%), 8.88%, 07/05/29(E) 144A †	460,000	503,132

	Par	Value
Fastighets AB Balder
(Variable, 3.19% - EUR Swap Rate 5Y), 2.87%, 06/02/81(E) ^	$100,000	$100,333
Verisure Holding AB
7.13%, 02/01/28(E) 144A	970,000	1,094,204
7.13%, 02/01/28(E)	200,000	225,609
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	250,823
		2,174,101
Switzerland — 0.1%
UBS Group AG
(Variable, 1.05% - EURIBOR ICE SWAP RATE), 1.00%, 06/24/27(E) ^	400,000	406,054
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	200,000	201,326
		607,380
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	371,219
Turkey — 0.4%
Turkiye Government International Bond
6.00%, 03/25/27	1,570,000	1,552,887
5.88%, 05/21/30(E)	205,000	221,292
9.13%, 07/13/30	200,000	216,961
4.88%, 04/16/43	500,000	352,142
		2,343,282
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25	100,000	33,500
9.75%, 11/01/30	250,000	88,163
7.75%, 05/31/40Ξ	100,000	55,726
		177,389
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	179,876
United Kingdom — 4.5%
Albion Financing 1 S.a.r.l.
5.25%, 10/15/26(E)	100,000	108,981
Anglo American Capital PLC
4.75%, 04/10/27 144A Δ	200,000	196,129
3.38%, 03/11/29(U)	250,000	290,768
2.88%, 03/17/31 144A Δ	200,000	170,386
5.50%, 05/02/33 144A Δ	200,000	199,125
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	117,157
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	317,223
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	368,494
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27^	$235,000	$216,259
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	164,458
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) ^	410,000	385,410
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	101,412
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	840,000	1,024,424
Bellis Finco PLC
4.00%, 02/16/27(U)	203,000	232,884
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	300,000	405,309
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	126,468
Deuce Finco PLC
5.50%, 06/15/27(U)	100,000	119,895
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E)	100,000	113,562
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,803,647
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ ^	400,000	397,718
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	678,687
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	200,000	205,659
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	185,952
Iceland Bondco PLC
10.88%, 12/15/27(U)	100,000	133,409
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	115,449
INEOS Quattro Finance 2 PLC
8.50%, 03/15/29(E)	100,000	113,948
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	107,486
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	381,697
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	2,070,000	2,045,874
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	448,068
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	10,000	10,164
6.50%, 03/26/31 144A Δ	20,000	20,376
Maison Finco PLC
6.00%, 10/31/27(U)	200,000	234,760

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Miller Homes Group Finco PLC
(Floating, Euribor 3M + 5.25%), 9.15%, 05/15/28(E) †	$200,000	$215,337
Mobico Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	300,000	348,935
Motion Finco S.a.r.l.
7.38%, 06/15/30(E)	200,000	225,807
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	161,478
National Grid PLC
4.28%, 01/16/35(E) Δ	500,000	557,061
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	120,000	112,073
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	167,390
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	370,548
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	414,405
PEU Fin PLC
7.25%, 07/01/28(E) 144A	390,000	433,109
7.25%, 07/01/28(E)	520,000	577,479
Pinewood Finance Co., Ltd.
3.25%, 09/30/25(U)	840,000	1,044,433
Pinewood Finco PLC
6.00%, 03/27/30(U) 144A	1,000,000	1,265,305
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	791,899
10.00%, 10/11/28(U) Δ	200,000	263,966
Premier Foods Finance PLC
3.50%, 10/15/26(U)	920,000	1,114,215
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	118,950
SSE PLC
1.75%, 04/16/30(E)	350,000	344,208
Synthomer PLC
3.88%, 07/01/25(E)	100,000	107,118
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	364,877	456,029
Thames Water Utilities Finance PLC
8.25%, 04/25/40(U)	200,000	269,901
United Kingdom Gilt
0.25%, 01/31/25(U)	230,000	279,957
3.25%, 01/31/33(U)	636,000	765,810
4.63%, 01/31/34(U)	155,000	206,664
4.50%, 09/07/34(U)	1,023,000	1,350,961
4.50%, 12/07/42(U)	99,000	127,552
4.50%, 12/07/42(U)	413,000	532,110
1.25%, 07/31/51(U)	1,226,000	782,054
Vedanta Resources Finance II PLC
13.88%, 03/11/25	168,000	153,529
	Par	Value
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	$300,000	$327,335
Vodafone Group PLC
4.88%, 06/19/49	170,000	152,205
		25,579,061
Total Foreign Bonds (Cost $290,396,934)		271,862,196
LOAN AGREEMENTS — 1.4%
1011778 B.C. Unlimited Liability Company Term B-5 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.58%, 09/20/30†	74,812	74,859
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.18%, 05/12/28†	481,406	481,329
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.19%, 05/15/26†	483,502	484,106
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.68%, 08/19/28†	507,431	490,940
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.69%, 07/31/27†	779,899	751,351
Boost Newco Borrower LLC Initial USD Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.31%, 01/31/31†	45,000	45,216
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 7.08%, 02/01/27†	483,544	483,975
Focus Financial Partners LLC Tranche B-7 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.08%, 06/30/28†	267,430	266,887
Foundation Building Materials, Inc. 2024 Incremental Term Loan
0.00%, 01/29/31† Σ	45,000	45,245
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 6M + 2.13%), 5.99%, 01/29/27†	380,000	407,686
Fugue Finance LLC (Bach Finance) Existing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.34%, 01/31/28†	603,900	606,071

	Par	Value
Garda World Security Corporation Fourth Additional Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.58%, 02/01/29†	$405,369	$406,637
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.40%, 12/30/26†	172,800	173,108
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.08%, 01/17/31†	70,000	70,208
Ineos Quattro Holdings UK Limited 2029 Tranche B Euro Term Loan
(Floating, ICE Euribor USD 1M + 4.50%), 8.33%, 04/02/29†	450,000	480,776
IU Finance Management GmbH Facility B
(Floating, ICE EURIBOR USD 3M + 4.98%), 8.92%, 12/08/28†	690,000	746,963
Lakeshore Learning Materials LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.94%, 09/29/28†	782,000	783,564
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.94%, 09/18/26†	61,128	61,213
SBA Senior Finance II LLC Initial Term Loan 2024
0.00%, 01/25/31† Σ	60,000	60,178
Sedgwick Claims Management Services, Inc. 2023 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.08%, 02/24/28†	248,971	249,696
Star Parent, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.31%, 09/27/30†	85,012	84,603
Summit Materials LLC Incremental Term Loan B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.83%, 01/12/29† Σ	55,000	55,337
TransDigm, Inc. Tranche I Term Loan
0.00%, 08/24/28† Σ	22,110	22,210
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 8.06%, 08/24/28†	663,632	666,641
TransDigm, Inc. Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.56%, 02/28/31† Σ	9,975	10,035
Truist Insurance Holdings LLC Term Loan B
0.00%, 03/24/31† Σ	80,000	79,966
	Par	Value
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.34%, 04/29/26†	$103,971	$104,245
Total Loan Agreements (Cost $8,307,647)		8,193,045
MORTGAGE-BACKED SECURITIES — 10.3%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61† γ	260,000	247,121
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	69,986
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	78,746
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 7.45%, 12/15/38 144A †	25,000	23,497
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 7.75%, 12/15/38 144A †	25,000	23,393
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 9.05%, 12/15/38 144A †	20,000	18,540
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 8.56%, 08/15/24 144A †	65,000	65,176
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/28/25), 2.24%, 03/28/29 144A STEP	105,000	101,098
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	12,556	11,504
COMM Mortgage Trust, Series 2018-COR3, Class B
4.51%, 05/10/51† γ	440,000	380,177
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 09/25/31 144A †	493,231	523,861
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 07/25/39 144A †	506,609	528,014
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.16%), 7.48%, 01/25/40 144A †	119,207	120,833
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.42%, 10/25/41 144A †	900,000	927,293

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.75%, 2.75% Floor), 8.07%, 12/25/41 144A †	$420,000	$428,080
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.97%, 12/25/41 144A †	1,333,000	1,340,282
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 7.22%, 12/25/41 144A †	706,000	711,783
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 8.32%, 01/25/42 144A †	385,000	396,120
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.82%, 03/25/42 144A †	365,000	383,141
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.42%, 03/25/42 144A †	406,000	422,588
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%, 2.55% Floor), 7.87%, 07/25/42 144A †	402,391	413,268
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%, 3.60% Floor), 8.92%, 07/25/42 144A †	329,000	347,929
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.12%, 01/25/44 144A †	400,000	402,002
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C
4.35%, 08/15/48† γ	1,180,000	1,002,978
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C
4.38%, 11/15/49† γ	1,060,000	945,561
CSMC OA LLC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	573,606
CSMC Trust, Series 2021-RPL1, Class A1
4.04%, 09/27/60 144A † γ	57,500	55,733
	Par	Value
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/10/28 144A † γ	$100,000	$102,280
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%, 2.55% Floor), 7.98%, 12/25/30†	786,129	815,356
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	64,979	57,216
3.50%, 04/01/50	39,745	36,194
3.00%, 07/01/50	73,855	64,435
2.50%, 12/01/50	402,925	334,136
2.50%, 08/01/51	131,800	109,610
2.50%, 09/01/51	566,273	470,934
2.50%, 01/01/52	288,212	239,237
2.50%, 02/01/52	904,146	750,313
2.50%, 03/01/52	714,601	593,839
2.50%, 04/01/52	610,961	506,665
3.50%, 05/01/52	772,384	692,561
3.50%, 06/01/52	181,437	162,714
4.50%, 07/01/52	40,569	38,683
4.50%, 08/01/52	1,375,333	1,311,497
4.00%, 09/01/52	671,984	623,399
5.50%, 09/01/52	407,209	406,851
4.00%, 10/01/52	268,244	249,202
5.00%, 10/01/52	363,654	355,419
5.50%, 10/01/52	354,816	354,131
5.00%, 11/01/52	548,884	536,539
4.50%, 01/01/53	279,091	266,113
5.00%, 01/01/53	372,958	364,542
5.00%, 02/01/53	702,108	685,943
5.50%, 02/01/53	274,012	273,219
6.00%, 03/01/53	232,395	234,917
5.00%, 04/01/53	406,172	396,918
6.00%, 04/01/53	590,895	597,692
5.50%, 05/01/53	339,851	338,619
6.00%, 05/01/53	997,902	1,008,543
6.00%, 06/01/53	846,358	854,860
5.00%, 08/01/53	63,365	61,926
6.00%, 09/01/53	205,947	208,842
6.00%, 10/01/53	47,853	48,323
6.00%, 12/01/53	135,242	136,569
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.82%, 10/25/33 144A †	610,000	672,184

	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 8.72%, 10/25/41 144A †	$470,000	$487,108
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.05%), 7.37%, 12/25/33 144A †	191,879	194,505
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 7.72%, 02/25/42 144A †	1,169,000	1,191,839
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.32%, 04/25/42 144A †	27,603	27,970
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 8.22%, 04/25/42 144A †	179,000	185,336
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 11.07%, 09/25/42 144A †	380,000	428,076
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.82%, 03/25/42 144A †	106,000	110,650
Federal National Mortgage Association
3.00%, 08/01/46	74,823	65,945
3.00%, 12/01/47	223,280	197,350
3.50%, 08/01/49	98,388	89,543
4.00%, 08/01/49	86,910	81,342
3.50%, 09/01/49	169,883	154,609
4.00%, 10/01/49	126,958	118,886
3.00%, 03/01/50	101,794	88,763
3.00%, 05/01/50	120,954	105,320
3.50%, 06/01/50	32,014	29,123
2.50%, 07/01/50	53,688	44,883
3.00%, 07/01/50	34,129	29,676
	Par	Value
2.50%, 05/01/51	$1,061,051	$880,362
3.00%, 07/01/51	183,788	158,441
2.50%, 09/01/51	623,865	518,026
2.50%, 01/01/52	316,525	262,222
3.00%, 02/01/52	301,285	260,053
2.50%, 03/01/52	965,681	801,127
2.50%, 04/01/52	353,335	293,204
4.00%, 04/01/52	293,173	272,359
3.50%, 05/01/52	592,940	533,749
4.00%, 05/01/52	363,997	338,134
3.50%, 06/01/52	92,426	82,894
4.00%, 06/01/52	457,208	424,699
3.00%, 07/01/52	135,726	116,962
4.00%, 07/01/52	561,653	522,307
3.50%, 08/01/52	173,400	155,521
4.00%, 08/01/52	728,250	676,452
5.00%, 08/01/52	217,014	212,202
4.50%, 09/01/52	822,761	784,513
4.50%, 10/01/52	832,949	794,228
5.00%, 11/01/52	183,697	179,509
4.50%, 12/01/52	114,693	109,362
6.00%, 12/01/52	981,553	994,027
4.50%, 01/01/53	1,464,744	1,396,654
5.00%, 01/01/53	536,743	524,632
5.50%, 01/01/53	1,031,122	1,027,762
5.50%, 02/01/53	499,414	498,707
5.00%, 03/01/53	754,595	737,491
5.00%, 04/01/53	426,037	416,336
5.50%, 07/01/53	795,148	792,562
6.00%, 07/01/53	649,304	655,975
6.00%, 09/01/53	94,883	95,815
5.50%, 10/01/53	125,516	125,000
6.00%, 10/01/53	201,543	204,032
5.50%, 01/01/54	1,165,949	1,161,148
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	32,180	30,493
Government National Mortgage Association
4.50%, 08/20/48	57,980	56,504
2.50%, 05/20/52	373,251	318,436
4.50%, 09/20/52	244,464	235,303
5.00%, 11/20/52	115,948	114,161
5.00%, 03/20/53	190,829	187,844
5.50%, 03/20/53	303,460	303,573
5.00%, 07/20/53	152,134	149,639
6.00%, 08/20/53	342,905	346,361
5.00%, 01/20/54	134,415	132,209
6.00%, 01/20/54	54,779	55,331
4.50%, 02/20/54	39,941	38,412
5.50%, 02/20/54	184,663	184,702
5.00%, 04/01/54 TBA	735,000	722,994
5.50%, 04/01/54 TBA	1,105,000	1,104,847

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class C
(Floating, CME Term SOFR 1M + 4.30%, 3.75% Floor), 9.62%, 09/15/31 144A †	$1,415,317	$268,658
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, CME Term SOFR 1M + 2.80%, 2.75% Floor), 8.12%, 05/15/38 144A †	780,000	773,394
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.19%, 11/05/38 144A † γ	540,000	509,655
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor, 11.50% Cap), 7.09%, 08/25/36†	3,034	3,034
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, CME Term SOFR 1M + 8.62%, 8.21% Floor), 13.95%, 06/15/35 144A †	1,500,000	150
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS
4.23%, 07/15/48	970,000	925,822
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	107,320
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	98,409	90,565
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	860,313	859,244
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 8.02%, 12/27/33 144A †	764,315	774,926
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	232,225	228,689
Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M
4.75%, 07/25/58 144A	750,000	705,249
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,086,737
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.84%, 05/15/38 144A †	760,000	713,339
Toorak Mortgage Corporation, Ltd., Series 2021-1, Class A1
3.24%, 06/25/24 144A STEP	45,417	44,984
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	50,293	47,084
	Par	Value
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.39%, 08/15/50† γ	$410,000	$375,703
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	246,309
Verus Securitization Trust, Series 2022-4, Class A1
(Step to 5.10% on 05/25/26), 4.47%, 04/25/67 144A STEP	800,177	782,907
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
3.96%, 07/15/46† γ	17,672	16,345
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	21,438
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.19%, 08/15/46† γ	35,000	29,679
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	29,031
Total Mortgage-Backed Securities (Cost $62,625,130)		58,761,193
U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bills
5.10%, 06/13/24Ω	585,000	578,819
5.00%, 06/27/24Ω ‡‡ Δ	2,495,000	2,463,571
		3,042,390
U.S. Treasury Bonds
3.50%, 02/15/39	3,300,000	3,037,225
4.25%, 05/15/39	30,000	29,989
3.88%, 08/15/40	20,000	18,914
1.75%, 08/15/41	650,000	439,664
2.00%, 11/15/41Δ	40,000	28,123
2.75%, 08/15/42	90,000	70,770
4.00%, 11/15/42	6,480,000	6,115,247
3.88%, 02/15/43	111,000	102,801
2.88%, 05/15/43	2,045,000	1,628,251
4.38%, 08/15/43	2,229,000	2,206,362
4.75%, 11/15/43	240,000	249,412
3.00%, 05/15/45	30,000	23,967
3.00%, 11/15/45	660,000	525,280
2.50%, 05/15/46Δ	590,000	426,575
2.25%, 08/15/46Δ	690,000	473,310
2.88%, 11/15/46	1,520,000	1,173,814
3.00%, 05/15/47	60,000	47,234
2.75%, 08/15/47	90,000	67,504
3.13%, 05/15/48	40,000	32,060
3.38%, 11/15/48Δ	770,000	644,860
1.25%, 05/15/50Δ	50,000	25,648
1.38%, 08/15/50	3,730,000	1,975,370
2.38%, 05/15/51Δ	870,000	592,110
3.00%, 08/15/52	960,000	747,394
3.63%, 05/15/53	930,000	818,890
4.13%, 08/15/53	211,000	203,219
4.75%, 11/15/53	604,000	646,091

	Par	Value
4.25%, 02/15/54	$409,000	$403,089
		22,753,173
U.S. Treasury Notes
0.25%, 06/15/24‡‡	1,217,000	1,204,248
1.50%, 10/31/24	410,000	401,235
2.00%, 02/15/25	70,000	68,142
0.38%, 11/30/25‡‡	21,280,000	19,804,116
1.63%, 02/15/26	6,110,000	5,779,678
4.63%, 02/28/26‡‡ Δ	9,449,000	9,444,202
4.50%, 03/31/26	615,000	613,631
1.63%, 05/15/26	340,000	319,720
2.00%, 11/15/26	4,680,000	4,395,727
1.25%, 11/30/26	200,000	184,000
0.63%, 03/31/27	4,600,000	4,117,898
4.25%, 02/28/29Δ	1,137,000	1,139,309
0.88%, 11/15/30Δ	8,550,000	6,928,172
4.00%, 01/31/31	540,000	533,461
4.25%, 02/28/31	563,000	564,539
1.25%, 08/15/31	730,000	595,249
1.38%, 11/15/31Δ	550,000	449,743
2.88%, 05/15/32Δ	2,850,000	2,590,438
2.75%, 08/15/32	1,090,000	978,679
3.38%, 05/15/33	1,100,000	1,031,594
4.00%, 02/15/34Δ	1,240,000	1,220,722
		62,364,503
Total U.S. Treasury Obligations (Cost $96,560,426)		88,160,066

	Shares
COMMON STOCKS — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class A*	16,976	44,307
Energy — 0.0%
Berry Corporation	2,492	20,060
Diamondback Energy, Inc.	516	102,256
		122,316
Total Common Stocks (Cost $345,374)		166,623
	Shares	Value
FOREIGN COMMON STOCK — 0.0%
Jersey — 0.0%
Clarivate PLC* (Cost $1,512)	59	$438
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV	198	236,361
El Paso Energy Capital Trust I
4.75% CONV	2,799	134,240
Wells Fargo & Co.
7.50% CONV	27	32,922
Total Preferred Stocks (Cost $353,488)		403,523
FOREIGN PREFERRED STOCK — 0.0%
Jersey — 0.0%
Clarivate PLC
5.25%, CONV (Cost $128,000)	1,280	38,042
MUTUAL FUNDS — 0.2%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,328,443)	54,000	1,323,540
MONEY MARKET FUNDS — 6.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø §	14,389,199	14,389,199
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø ∞	7,961,359	7,961,359
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	15,486,859	15,486,859
Total Money Market Funds (Cost $37,837,417)		37,837,417
TOTAL INVESTMENTS —100.5% (Cost $609,611,287)		572,581,667
Liabilities in Excess of Other Assets — (0.5)%		(2,573,856)
NET ASSETS — 100.0%		$570,007,811
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2024	10	$1,465,078	$30,294
Euro-Bobl	06/2024	77	9,823,199	50,973
Euro-Bund	06/2024	118	16,979,848	158,077
Euro-OAT	06/2024	(3)	(414,828)	(1,154)
Euro-Schatz	06/2024	67	7,640,308	6,423
FTSE Bursa Malaysia KLCI	06/2024	(21)	(2,696,273)	(38,863)
10 -Year Mini JGB	06/2024	92	8,851,156	14,558
10-Year Commonwealth Treasury Bond	06/2024	16	1,215,466	(617)
10-Year U.S. Treasury Note	06/2024	93	10,304,109	72,256
U.S. Treasury Long Bond	06/2024	120	14,452,500	144,789
Ultra 10-Year U.S. Treasury Note	06/2024	(186)	(21,317,343)	(150,883)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	06/2024	36	$4,644,000	$60,448
10-Year Bond	06/2024	4	355,365	2,271
5-Year Bond	06/2024	27	2,221,911	6,260
Long GILT	06/2024	89	11,226,396	273,487
2-Year U.S. Treasury Note	06/2024	170	34,762,343	(27,608)
5-Year U.S. Treasury Note	06/2024	591	63,246,235	146,270
Total Futures Contracts outstanding at March 31, 2024			$162,759,470	$746,981
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/18/24	U.S. Dollars	235,961,461	Euro	214,817,220	SS	$4,038,728
04/18/24	U.S. Dollars	13,319,151	Swiss Francs	11,374,220	UBS	681,840
04/18/24	U.S. Dollars	10,139,183	Swiss Francs	8,536,482	SC	654,736
04/18/24	U.S. Dollars	9,639,305	Japanese Yen	1,365,629,278	SS	593,277
04/18/24	U.S. Dollars	11,713,225	Japanese Yen	1,686,990,833	BNP	538,474
04/18/24	U.S. Dollars	11,178,804	New Zealand Dollars	17,899,690	SC	484,376
04/18/24	U.S. Dollars	11,091,675	Swedish Kronor	113,929,976	GSC	440,318
04/19/24	U.S. Dollars	20,101,246	Euro	18,261,422	CITI	384,910
04/18/24	U.S. Dollars	12,815,900	Australian Dollars	19,097,391	SC	364,645
04/18/24	U.S. Dollars	7,446,538	Norwegian Kroner	76,992,731	SS	351,404
04/18/24	U.S. Dollars	7,615,673	Swedish Kronor	77,791,432	UBS	342,922
04/18/24	U.S. Dollars	5,094,160	Swiss Francs	4,287,938	RBC	330,053
04/18/24	U.S. Dollars	5,785,814	Swiss Francs	4,917,282	BNP	322,474
04/18/24	U.S. Dollars	20,730,139	Euro	18,936,382	UBS	285,887
04/18/24	U.S. Dollars	12,404,233	Euro	11,293,230	CITI	211,743
04/18/24	U.S. Dollars	16,656,755	Swiss Francs	14,817,847	GSC	193,406
04/18/24	U.S. Dollars	4,865,977	Norwegian Kroner	50,704,913	BNP	193,352
04/19/24	U.S. Dollars	3,621,340	Taiwan Dollars	110,204,629	CITI	176,902
04/18/24	U.S. Dollars	4,028,389	Swedish Kronor	41,198,774	SC	176,699
04/18/24	U.S. Dollars	2,895,756	Japanese Yen	410,531,341	CITI	176,366
04/18/24	U.S. Dollars	2,648,373	Swiss Francs	2,231,016	CITI	169,606
04/18/24	U.S. Dollars	10,983,545	Canadian Dollars	14,673,467	SS	147,974
04/18/24	U.S. Dollars	3,414,762	New Zealand Dollars	5,467,809	UBS	147,940
04/18/24	U.S. Dollars	14,767,395	Euro	13,544,021	GSC	144,888
04/18/24	U.S. Dollars	8,915,521	Australian Dollars	13,454,670	GSC	143,248
04/18/24	U.S. Dollars	3,291,410	New Zealand Dollars	5,271,316	CITI	141,986
04/18/24	U.S. Dollars	3,550,679	Czech Republic Koruna	79,959,523	BNP	141,949
04/18/24	U.S. Dollars	13,960,631	Euro	12,800,510	BNP	140,839
04/18/24	U.S. Dollars	15,750,427	British Pounds	12,373,656	SS	131,479
04/18/24	U.S. Dollars	2,812,931	Japanese Yen	405,555,690	GSC	126,501
04/18/24	U.S. Dollars	2,856,162	New Zealand Dollars	4,577,549	BNP	121,239
04/18/24	U.S. Dollars	4,967,735	New Zealand Dollars	8,117,342	GSC	117,912
04/18/24	U.S. Dollars	6,727,509	Euro	6,123,767	RBC	116,118
04/18/24	U.S. Dollars	4,596,375	Norwegian Kroner	48,660,965	CITI	112,107
04/18/24	U.S. Dollars	6,120,125	Japanese Yen	908,559,878	UBS	101,758
04/18/24	Mexican Pesos	52,701,327	U.S. Dollars	3,069,431	SC	91,843
04/18/24	U.S. Dollars	2,116,745	Hungarian Forint	740,763,156	UBS	89,898
04/18/24	U.S. Dollars	8,212,229	Euro	7,525,234	SC	87,774
04/18/24	U.S. Dollars	6,915,582	Czech Republic Koruna	160,319,670	GSC	81,043

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/18/24	U.S. Dollars	2,754,185	Australian Dollars	4,100,113	RBC	$80,964
04/18/24	U.S. Dollars	3,294,534	Indonesian Rupiahs	51,177,293,791	SS	70,467
04/18/24	U.S. Dollars	1,484,328	Swedish Kronor	15,169,027	SS	66,169
04/18/24	U.S. Dollars	7,098,731	British Pounds	5,575,131	CITI	61,386
04/18/24	U.S. Dollars	1,494,286	Czech Republic Koruna	33,787,439	UBS	53,904
04/19/24	U.S. Dollars	8,913,189	British Pounds	7,019,273	CITI	52,893
04/18/24	U.S. Dollars	2,716,786	Chilean Pesos	2,618,644,803	UBS	45,624
04/18/24	South African Rand	62,317,061	U.S. Dollars	3,241,106	GSC	44,412
04/18/24	Mexican Pesos	25,002,643	U.S. Dollars	1,456,370	RBC	43,406
04/18/24	U.S. Dollars	5,342,319	British Pounds	4,199,293	BNP	41,659
04/18/24	U.S. Dollars	4,210,443	Chinese Yuans	29,873,095	MLIB	41,148
04/18/24	U.S. Dollars	5,773,300	British Pounds	4,541,347	GSC	40,875
04/18/24	U.S. Dollars	930,038	Czech Republic Koruna	20,926,300	SS	37,935
04/18/24	U.S. Dollars	822,269	Hungarian Forint	287,570,038	BNP	35,431
04/18/24	U.S. Dollars	2,606,730	Canadian Dollars	3,486,765	SC	31,940
04/19/24	Mexican Pesos	17,533,309	U.S. Dollars	1,020,357	GSC	31,210
04/18/24	U.S. Dollars	4,007,704	British Pounds	3,150,308	UBS	31,151
04/18/24	Euro	4,325,715	U.S. Dollars	4,640,778	BNP	29,385
04/18/24	U.S. Dollars	864,516	Hungarian Forint	305,874,191	GSC	27,595
04/19/24	U.S. Dollars	2,310,738	Japanese Yen	344,990,000	CITI	25,151
04/18/24	U.S. Dollars	572,791	Hungarian Forint	200,275,000	SS	24,806
04/18/24	U.S. Dollars	1,721,026	Australian Dollars	2,601,900	UBS	24,620
04/18/24	Polish Zloty	6,453,668	U.S. Dollars	1,592,083	GSC	23,382
04/18/24	U.S. Dollars	485,368	Norwegian Kroner	5,014,077	GSC	23,304
04/18/24	U.S. Dollars	1,690,783	Canadian Dollars	2,258,199	RBC	23,223
04/19/24	U.S. Dollars	3,322,849	Euro	3,060,000	GSC	19,055
04/19/24	U.S. Dollars	2,284,005	Polish Zloty	9,049,000	GSC	18,904
04/18/24	U.S. Dollars	1,317,595	Canadian Dollars	1,760,804	CITI	17,336
04/18/24	U.S. Dollars	395,359	Thai Baht	13,800,000	GSC	16,602
04/18/24	Mexican Pesos	14,845,378	U.S. Dollars	874,106	UBS	16,390
04/18/24	British Pounds	2,546,428	U.S. Dollars	3,198,199	GSC	16,091
04/18/24	U.S. Dollars	585,401	South Korean Won	767,782,573	SS	15,419
04/18/24	U.S. Dollars	350,403	New Zealand Dollars	560,875	RBC	15,300
04/18/24	Australian Dollars	9,183,285	U.S. Dollars	5,972,242	GSC	15,142
04/18/24	U.S. Dollars	748,489	Indonesian Rupiahs	11,663,649,117	UBS	13,702
04/18/24	U.S. Dollars	893,093	South African Rand	16,710,213	UBS	12,087
04/18/24	U.S. Dollars	1,641,862	Brazilian Reals	8,191,416	GSC	11,571
04/18/24	U.S. Dollars	1,960,242	Polish Zloty	7,789,475	UBS	10,402
04/18/24	U.S. Dollars	6,804,734	Canadian Dollars	9,201,493	GSC	9,923
04/18/24	U.S. Dollars	1,140,343	Chinese Yuans	8,100,000	SC	9,851
04/18/24	U.S. Dollars	233,204	Czech Republic Koruna	5,250,000	RBC	9,393
04/18/24	Colombian Pesos	7,196,151,056	U.S. Dollars	1,847,536	GSC	8,467
04/18/24	U.S. Dollars	784,519	South Korean Won	1,045,841,948	GSC	8,113
04/18/24	Swiss Francs	1,583,866	U.S. Dollars	1,752,070	UBS	7,682
04/18/24	U.S. Dollars	1,341,242	British Pounds	1,056,734	SC	7,354
04/18/24	U.S. Dollars	841,063	Chinese Yuans	5,981,614	RBC	6,228
04/18/24	U.S. Dollars	893,756	Australian Dollars	1,361,872	BNP	5,833
04/18/24	U.S. Dollars	1,112,077	Polish Zloty	4,419,526	CITI	5,793
04/18/24	U.S. Dollars	403,045	Canadian Dollars	538,354	UBS	5,499
04/18/24	U.S. Dollars	1,542,501	Polish Zloty	6,140,665	GSC	5,386
04/18/24	Brazilian Reals	4,127,680	U.S. Dollars	816,392	CITI	5,117
04/18/24	U.S. Dollars	1,057,235	Polish Zloty	4,205,397	SS	4,552
04/18/24	U.S. Dollars	282,352	Czech Republic Koruna	6,520,000	SC	4,400
04/18/24	U.S. Dollars	855,836	Polish Zloty	3,401,650	SC	4,345
04/18/24	U.S. Dollars	1,667,035	Brazilian Reals	8,354,848	UBS	4,217
04/18/24	U.S. Dollars	493,388	British Pounds	387,548	RBC	4,196

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/18/24	U.S. Dollars	832,158	Polish Zloty	3,307,743	BNP	$4,173
04/18/24	U.S. Dollars	373,192	South African Rand	7,011,349	GSC	3,535
04/18/24	Mexican Pesos	2,140,706	U.S. Dollars	124,915	CITI	3,495
04/18/24	U.S. Dollars	417,110	Chinese Yuans	2,964,001	SS	3,433
04/19/24	Euro	1,060,000	U.S. Dollars	1,141,050	GSC	3,402
04/18/24	U.S. Dollars	1,790,951	Chilean Pesos	1,752,624,650	GSC	3,177
04/18/24	U.S. Dollars	490,187	Hungarian Forint	178,000,000	SC	3,150
04/18/24	U.S. Dollars	81,510	Australian Dollars	121,403	CITI	2,357
04/19/24	U.S. Dollars	494,361	Indian Rupees	41,071,535	CITI	2,108
04/18/24	U.S. Dollars	229,235	South African Rand	4,308,235	SS	2,093
04/18/24	Swiss Francs	3,132,146	U.S. Dollars	3,477,936	GSC	2,030
04/18/24	U.S. Dollars	268,812	Chinese Yuans	1,912,098	BNP	1,947
04/18/24	Canadian Dollars	2,495,723	U.S. Dollars	1,841,298	GSC	1,660
04/18/24	British Pounds	1,838,921	U.S. Dollars	2,319,698	BNP	1,525
04/18/24	Euro	489,689	U.S. Dollars	527,332	GSC	1,350
04/18/24	Chinese Yuans	2,954,179	U.S. Dollars	411,010	GSC	1,296
06/18/24	U.S. Dollars	91,790	Euro	84,000	MLIB	873
04/18/24	U.S. Dollars	18,357	Australian Dollars	27,333	SS	536
04/18/24	U.S. Dollars	93,105	Polish Zloty	370,000	RBC	488
04/18/24	South Korean Won	212,357,583	U.S. Dollars	157,224	SC	425
04/19/24	Indian Rupees	41,071,535	U.S. Dollars	491,934	GSC	320
04/18/24	New Zealand Dollars	184,770	U.S. Dollars	110,084	GSC	310
04/18/24	U.S. Dollars	114,707	Indonesian Rupiahs	1,816,159,514	RBC	293
04/18/24	British Pounds	89,980	Euro	105,000	GSC	219
04/18/24	Brazilian Reals	652,510	U.S. Dollars	129,697	GSC	169
04/18/24	British Pounds	37,980	Euro	44,318	SS	94
04/18/24	Polish Zloty	400,000	U.S. Dollars	100,036	RBC	91
04/18/24	U.S. Dollars	7,334	South African Rand	137,759	BNP	71
04/18/24	Mexican Pesos	27,744	U.S. Dollars	1,616	GSC	48
04/18/24	U.S. Dollars	396	Brazilian Reals	1,956	SS	7
Subtotal Appreciation						$14,669,679
04/18/24	South African Rand	1,403	U.S. Dollars	75	RBC	$(1)
04/18/24	South Korean Won	276,936	U.S. Dollars	211	SS	(6)
04/18/24	Euro	73,446	British Pounds	62,831	SC	(15)
04/18/24	Indonesian Rupiahs	11,428,019	U.S. Dollars	736	SS	(16)
04/18/24	U.S. Dollars	63,062	British Pounds	50,000	SC	(52)
04/18/24	Euro	245,751	British Pounds	210,351	GSC	(200)
04/18/24	U.S. Dollars	647,475	Euro	600,000	SC	(302)
04/18/24	South Korean Won	113,588,175	U.S. Dollars	84,764	RBC	(439)
04/18/24	U.S. Dollars	2,747,516	Japanese Yen	414,846,139	UBS	(455)
04/18/24	U.S. Dollars	378,178	British Pounds	300,000	RBC	(504)
04/18/24	Indonesian Rupiahs	1,732,735,860	U.S. Dollars	109,760	RBC	(601)
04/18/24	U.S. Dollars	961,418	Japanese Yen	145,256,287	GSC	(770)
04/18/24	U.S. Dollars	475,157	Australian Dollars	730,000	UBS	(794)
04/18/24	Polish Zloty	1,006,189	U.S. Dollars	252,956	SS	(1,089)
04/18/24	U.S. Dollars	415,972	Chinese Yuans	2,988,332	GSC	(1,100)
04/18/24	U.S. Dollars	93,899	Polish Zloty	380,000	SC	(1,221)
04/18/24	U.S. Dollars	48,929	Mexican Pesos	840,000	RBC	(1,458)
04/18/24	Canadian Dollars	173,599	U.S. Dollars	129,967	UBS	(1,773)
04/18/24	Hungarian Forint	15,128,338	U.S. Dollars	43,224	SC	(1,831)
04/18/24	Chinese Yuans	1,159,776	U.S. Dollars	163,782	SC	(1,916)
04/18/24	U.S. Dollars	4,606,343	Euro	4,268,967	BNP	(2,554)
04/18/24	Polish Zloty	2,523,643	U.S. Dollars	634,288	CITI	(2,577)
04/18/24	U.S. Dollars	537,020	Euro	500,000	RBC	(2,795)
04/18/24	Canadian Dollars	464,676	U.S. Dollars	346,341	RBC	(3,203)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/18/24	Chinese Yuans	3,129,863	U.S. Dollars	440,264	UBS	$(3,438)
04/18/24	Polish Zloty	3,706,086	U.S. Dollars	932,581	RBC	(4,884)
04/18/24	Chilean Pesos	57,965,366	U.S. Dollars	64,121	SS	(4,993)
04/18/24	Czech Republic Koruna	2,861,488	U.S. Dollars	127,027	SS	(5,039)
04/18/24	British Pounds	486,968	U.S. Dollars	619,861	SS	(5,174)
04/18/24	Hungarian Forint	47,669,187	U.S. Dollars	136,075	RBC	(5,644)
04/18/24	U.S. Dollars	2,880,658	Australian Dollars	4,427,160	GSC	(5,794)
04/18/24	Brazilian Reals	4,599,874	U.S. Dollars	921,541	GSC	(6,054)
04/18/24	Chinese Yuans	5,025,645	U.S. Dollars	707,872	SS	(6,458)
04/18/24	Polish Zloty	5,125,623	U.S. Dollars	1,289,578	SC	(6,545)
04/18/24	South African Rand	11,560,940	U.S. Dollars	616,465	SC	(6,942)
04/19/24	Euro	900,000	U.S. Dollars	979,050	CITI	(7,346)
04/18/24	British Pounds	696,217	U.S. Dollars	886,355	RBC	(7,538)
04/18/24	U.S. Dollars	954,376	Colombian Pesos	3,729,700,418	SC	(7,574)
04/19/24	British Pounds	760,000	U.S. Dollars	967,260	CITI	(7,927)
04/19/24	Euro	720,043	Polish Zloty	3,140,000	GSC	(8,579)
04/18/24	Chilean Pesos	1,147,438,062	U.S. Dollars	1,180,396	BNP	(9,947)
04/18/24	Brazilian Reals	8,484,614	U.S. Dollars	1,701,063	BNP	(12,418)
04/18/24	Brazilian Reals	9,201,577	U.S. Dollars	1,844,003	UBS	(12,665)
04/18/24	U.S. Dollars	3,603,470	Canadian Dollars	4,897,299	UBS	(12,923)
04/18/24	U.S. Dollars	2,595,811	South African Rand	49,486,994	GSC	(13,272)
04/18/24	Brazilian Reals	3,950,594	U.S. Dollars	799,634	SS	(13,370)
04/18/24	South Korean Won	2,436,640,944	U.S. Dollars	1,823,277	UBS	(14,378)
04/18/24	Canadian Dollars	4,804,303	U.S. Dollars	3,564,293	CITI	(16,572)
04/18/24	Norwegian Kroner	7,095,273	U.S. Dollars	670,431	GSC	(16,579)
04/18/24	U.S. Dollars	1,565,458	Czech Republic Koruna	37,123,658	UBS	(17,150)
04/18/24	U.S. Dollars	3,080,688	Euro	2,870,389	SS	(18,265)
04/18/24	New Zealand Dollars	2,852,585	U.S. Dollars	1,724,054	CITI	(19,736)
04/18/24	Euro	3,200,000	U.S. Dollars	3,475,306	RBC	(20,496)
04/18/24	U.S. Dollars	872,958	Colombian Pesos	3,464,770,136	BNP	(20,662)
04/18/24	British Pounds	2,096,769	U.S. Dollars	2,670,223	BNP	(23,526)
04/18/24	Norwegian Kroner	5,510,754	U.S. Dollars	532,883	SC	(25,048)
04/18/24	British Pounds	4,393,261	U.S. Dollars	5,571,844	GSC	(26,344)
04/18/24	Australian Dollars	3,039,454	U.S. Dollars	2,009,079	SC	(27,394)
04/18/24	U.S. Dollars	806,407	Mexican Pesos	13,935,686	BNP	(29,521)
04/18/24	Canadian Dollars	2,979,293	U.S. Dollars	2,231,255	BNP	(31,207)
04/18/24	Czech Republic Koruna	18,171,017	U.S. Dollars	807,154	RBC	(32,511)
04/18/24	British Pounds	3,167,933	U.S. Dollars	4,031,765	UBS	(32,965)
04/18/24	Chilean Pesos	865,274,555	U.S. Dollars	916,119	SC	(33,492)
04/18/24	Australian Dollars	9,407,980	U.S. Dollars	6,167,400	GSC	(33,517)
04/18/24	U.S. Dollars	1,176,313	Mexican Pesos	20,200,007	SS	(35,379)
04/18/24	South Korean Won	6,110,630,764	U.S. Dollars	4,574,075	GSC	(37,702)
04/18/24	New Zealand Dollars	2,692,339	U.S. Dollars	1,650,335	BNP	(41,758)
04/18/24	Polish Zloty	22,840,714	U.S. Dollars	5,759,393	UBS	(41,966)
04/18/24	Swedish Kronor	9,778,323	U.S. Dollars	957,357	RBC	(43,178)
04/18/24	Australian Dollars	2,237,179	U.S. Dollars	1,502,020	UBS	(43,406)
04/18/24	Czech Republic Koruna	25,099,939	U.S. Dollars	1,115,320	CITI	(45,292)
04/18/24	Swedish Kronor	31,714,807	U.S. Dollars	3,010,969	SS	(45,939)
04/18/24	Hungarian Forint	373,386,382	U.S. Dollars	1,067,893	SS	(46,248)
04/18/24	Japanese Yen	348,136,021	U.S. Dollars	2,358,333	BNP	(52,255)
04/18/24	Polish Zloty	25,606,224	U.S. Dollars	6,464,618	GSC	(54,938)
04/18/24	Czech Republic Koruna	103,184,448	U.S. Dollars	4,458,650	GSC	(59,825)
04/18/24	Canadian Dollars	6,190,730	U.S. Dollars	4,632,324	SC	(60,799)
04/18/24	Norwegian Kroner	14,349,173	U.S. Dollars	1,388,164	CITI	(65,840)
04/18/24	New Zealand Dollars	2,449,175	U.S. Dollars	1,529,561	UBS	(66,266)
04/18/24	Canadian Dollars	11,545,545	U.S. Dollars	8,593,327	GSC	(67,559)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/18/24	Czech Republic Koruna	37,556,090	U.S. Dollars	1,669,360	SC	$(68,318)
04/19/24	U.S. Dollars	5,605,446	Mexican Pesos	94,693,309	GSC	(73,825)
04/18/24	New Zealand Dollars	2,899,272	U.S. Dollars	1,809,282	RBC	(77,070)
04/19/24	South Korean Won	3,422,044,000	U.S. Dollars	2,622,457	CITI	(82,103)
04/18/24	British Pounds	7,769,689	U.S. Dollars	9,889,882	SC	(82,403)
04/19/24	Canadian Dollars	9,608,964	U.S. Dollars	7,179,967	GSC	(84,157)
04/18/24	U.S. Dollars	3,491,999	Mexican Pesos	59,885,527	SC	(100,218)
04/18/24	Hungarian Forint	830,542,773	U.S. Dollars	2,375,466	GSC	(102,967)
04/18/24	U.S. Dollars	3,548,138	Mexican Pesos	60,900,243	UBS	(104,946)
04/18/24	Swiss Francs	2,079,176	U.S. Dollars	2,415,905	SC	(105,839)
04/18/24	Chilean Pesos	1,422,673,723	U.S. Dollars	1,559,915	GSC	(108,710)
04/18/24	Euro	13,955,608	U.S. Dollars	15,181,410	GSC	(114,542)
04/18/24	Norwegian Kroner	72,509,660	U.S. Dollars	6,798,327	BNP	(116,323)
04/18/24	Swiss Francs	1,530,059	U.S. Dollars	1,817,043	SS	(117,073)
04/18/24	U.S. Dollars	3,512,149	Mexican Pesos	60,877,481	GSC	(139,570)
04/18/24	U.S. Dollars	9,305,818	Polish Zloty	37,811,226	GSC	(158,985)
04/18/24	Norwegian Kroner	35,734,063	U.S. Dollars	3,458,059	RBC	(165,048)
04/18/24	Swedish Kronor	72,621,233	U.S. Dollars	6,958,731	GSC	(169,344)
04/18/24	Australian Dollars	11,871,284	U.S. Dollars	7,915,346	CITI	(175,421)
04/19/24	Australian Dollars	10,188,572	U.S. Dollars	6,831,275	CITI	(188,265)
04/18/24	Japanese Yen	450,533,852	U.S. Dollars	3,180,916	UBS	(196,547)
04/18/24	Australian Dollars	12,573,075	U.S. Dollars	8,416,865	BNP	(219,381)
04/18/24	New Zealand Dollars	8,230,589	U.S. Dollars	5,140,966	SS	(223,482)
04/18/24	Euro	13,239,766	U.S. Dollars	14,522,747	BNP	(228,721)
04/18/24	Australian Dollars	14,760,548	U.S. Dollars	9,879,359	SS	(255,670)
04/18/24	Swedish Kronor	68,578,240	U.S. Dollars	6,670,009	CITI	(258,603)
04/18/24	Japanese Yen	624,748,242	U.S. Dollars	4,412,735	RBC	(274,357)
04/18/24	Norwegian Kroner	60,085,825	U.S. Dollars	5,813,737	UBS	(276,630)
04/18/24	Swedish Kronor	122,572,411	U.S. Dollars	11,783,238	BNP	(323,896)
04/18/24	New Zealand Dollars	24,411,062	U.S. Dollars	14,914,439	GSC	(329,698)
04/18/24	Japanese Yen	975,243,245	U.S. Dollars	6,891,107	SC	(431,025)
04/18/24	Euro	25,948,078	U.S. Dollars	28,502,537	SS	(488,259)
04/18/24	Swiss Francs	8,993,805	U.S. Dollars	10,576,221	BNP	(583,666)
04/18/24	Japanese Yen	2,007,811,004	U.S. Dollars	13,982,079	GSC	(682,193)
04/18/24	Swiss Francs	15,467,986	U.S. Dollars	18,025,637	GSC	(839,952)
04/18/24	Euro	46,841,958	U.S. Dollars	51,448,500	UBS	(876,600)
04/19/24	Japanese Yen	5,717,458,465	U.S. Dollars	40,125,613	GSC	(2,246,976)
04/18/24	Euro	136,876,416	U.S. Dollars	150,393,541	SC	(2,617,900)
Subtotal Depreciation						$(15,136,592)
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$(466,913)
Swap Agreements outstanding at March 31, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe Crossover Series 41 (Pay Quarterly)	(5.00)%	6/20/2029	EUR	12,172,000	$(1,179,345)	$(1,239,936)	$60,591
Subtotal Appreciation					$(1,179,345)	$(1,239,936)	$60,591

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.EM.41 (Pay Quarterly)	(1.00)%	6/20/2029	USD	14,024,000	$424,237	$466,999	$(42,762)
Subtotal Depreciation					$424,237	$466,999	$(42,762)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at March 31, 2024					$(755,108)	$(772,937)	$17,829

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$12,916	$—	$12,916
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	6,107	—	6,107
Subtotal Appreciation					$19,023	$ —	$19,023
1-Day SOFR (Annually)	4.29% (Annually)	2/8/2026	USD	10,544,000	$(76,018)	$—	$(76,018)
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597	(3)	—	(3)
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	2/11/2032	KRW	604,702,000	(28,847)	—	(28,847)
3-Month KWCDC (Quarterly)	2.37% (Quarterly)	2/18/2032	KRW	1,195,630,000	(56,592)	—	(56,592)
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	(43,610)	—	(43,610)
Subtotal Depreciation					$(205,070)	$ —	$(205,070)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2024					$(186,047)	$ —	$(186,047)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$448,943
1.65%, 04/15/28	500,000	452,136
Total Agency Obligations (Cost $911,200)		901,079
ASSET-BACKED SECURITIES — 14.0%
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	403,118
Dext ABS LLC, Series 2023-1, Class C
7.13%, 09/15/32 144A	535,000	528,360
Dext ABS LLC, Series 2023-1, Class D
8.82%, 03/15/33 144A	370,000	366,140
Dext ABS LLC, Series 2023-2, Class D
8.30%, 05/15/34 144A	560,000	542,523
Helios Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	312,549	318,417
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A
5.49%, 06/25/27 144A	1,000,000	1,002,384
Lendbuzz Securitization Trust, Series 2023-3A, Class A2
7.50%, 12/15/28 144A	1,200,000	1,215,860
Lendbuzz Securitization Trust, Series 2024-1A, Class B
6.58%, 09/15/29 144A	450,000	449,953
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	394,832	308,255
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	747,343	694,077
SUNNOVA HELIOS II ISSUER LLC, Series 2019-AA, Class A
3.75%, 06/20/46 144A	450,277	413,858
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	281,536	242,785
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	314,249	275,045
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	424,240	371,873
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	599,403	583,766
Sunnova Helios XII Issuer LLC, Series 2023-B, Class C
6.00%, 08/22/50 144A	484,371	456,147
	Par	Value
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	$734,275	$694,947
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,790,299	1,467,357
Sunrun Iris Issuer LLC, Series 2023-1A, Class A
5.75%, 01/30/59 144A	197,806	190,773
Tesla Auto Lease Trust, Series 2021-B, Class C
1.12%, 09/22/25 144A	800,000	789,891
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	500,000	490,981
Total Asset-Backed Securities (Cost $11,671,008)		11,806,510
CORPORATE BONDS — 19.6%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,302,681
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,254,401
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,299,161
4.20%, 02/22/52	750,000	616,571
Avangrid, Inc.
3.15%, 12/01/24	850,000	835,650
3.80%, 06/01/29	450,000	422,329
Baxalta, Inc.
4.00%, 06/23/25	500,000	492,129
Becton, Dickinson and Co.
4.69%, 02/13/28	1,600,000	1,584,608
4.67%, 06/06/47	800,000	718,926
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	511,428
Bridge Housing Corporation
3.25%, 07/15/30	300,000	255,738
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	268,856
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	382,093
5.65%, 12/01/41	438,000	451,700
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	756,708
IQVIA, Inc.
6.25%, 02/01/29	750,000	779,858
Low Income Investment Fund
3.39%, 07/01/26	600,000	563,591
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	226,995
National Community Renaissance of California
3.27%, 12/01/32	600,000	480,795

	Par	Value
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	$500,000	$477,305
2.44%, 01/15/32	980,000	811,223
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	440,609
Providence College
3.19%, 11/01/50	600,000	405,736
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	460,134
Solventum Corporation
5.45%, 02/25/27 144A	500,000	501,962
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	287,437
Total Corporate Bonds (Cost $16,801,394)		16,588,624
FOREIGN BONDS — 1.2%
Supranational — 0.5%
African Development Bank
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.58%), 5.75%, 05/07/34ρ Δ ^	400,000	391,555
United Kingdom — 0.7%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	607,102
Total Foreign Bonds (Cost $1,022,028)		998,657
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
0.00%, 03/15/46†††	275,479	9,950
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.00%, 01/15/46†††	474,282	6,424
MBT Industries LLC STRIP, SBA Loan
0.00%, 08/15/31†††	429,864	4,136
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
0.00%, 08/15/46†††	351,550	12,697
N&K Market, Inc. STRIP, SBA Loan
0.00%, 02/15/31 IO †††	243,318	3,523
Southwest Technologies, Inc. STRIP, SBA Loan
0.00%, 06/15/31†††	364,453	8,762
Total Loan Agreements (Cost $48,509)		45,492
MORTGAGE-BACKED SECURITIES — 38.7%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 01/17/39 144A †	685,000	669,970
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	294,017	234,507
	Par	Value
2.00%, 03/01/51	$723,046	$576,399
3.00%, 02/01/52	618,224	533,698
3.50%, 03/01/52	1,428,799	1,281,357
4.00%, 06/01/52	478,365	444,330
4.50%, 07/01/52	286,322	273,346
5.50%, 08/01/53	2,782,504	2,771,350
6.00%, 08/01/53	1,229,354	1,246,953
6.00%, 09/01/53	564,378	570,044
Federal National Mortgage Association
3.15%, 11/01/27	244,602	232,469
1.53%, 04/01/28	1,000,000	885,322
5.16%, 10/01/28	500,000	508,373
4.97%, 11/01/28	750,000	757,660
4.50%, 02/01/29	1,100,000	1,092,617
1.59%, 03/01/31	500,000	408,577
1.61%, 03/01/31	468,347	390,858
1.62%, 03/01/31	500,000	397,843
2.03%, 04/01/31	250,000	211,575
2.59%, 03/01/32	530,890	463,758
1.65%, 03/01/33	500,000	398,347
2.01%, 03/01/33	100,000	81,596
2.00%, 03/01/51	1,880,135	1,499,067
3.00%, 02/01/52	1,979,881	1,709,197
3.50%, 03/01/52	1,430,101	1,282,688
3.50%, 04/01/52	717,907	643,866
4.00%, 06/01/52	1,365,938	1,268,727
4.50%, 07/01/52	347,757	331,591
5.00%, 09/01/52	480,545	469,772
5.50%, 10/01/52	534,199	533,623
6.00%, 11/01/52	232,455	235,252
6.50%, 11/01/52	197,003	201,456
6.50%, 12/01/52	213,629	218,457
6.00%, 08/01/53	1,494,051	1,509,976
6.50%, 09/01/53	650,354	665,054
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	403,910	372,452
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 9.57%, 06/25/30†	39,719	42,299
(Floating, Prime Rate U.S. + 0.92%), 9.42%, 12/25/30†	91,220	98,720
(Floating, Prime Rate U.S. + 2.33%), 10.83%, 01/25/31†	73,902	79,608
(Floating, Prime Rate U.S. + 1.02%), 9.52%, 02/25/31†	114,742	124,336
(Floating, Prime Rate U.S. + 0.33%), 8.83%, 07/25/31†	213,842	227,178
(Floating, Prime Rate U.S. + 0.77%), 9.27%, 08/25/31†	100,614	109,770
(Floating, Prime Rate U.S. + 0.64%), 9.14%, 07/25/32†	76,847	81,978
(Floating, Prime Rate U.S. - 2.60%), 5.90%, 03/25/34† †††	42,500	42,571
(Floating, Prime Rate U.S. + 0.58%), 9.08%, 05/25/34†	145,469	157,215
(Floating, Prime Rate U.S. - 0.35%), 8.16%, 12/25/45†	157,022	164,293

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Prime Rate U.S. + 0.52%), 9.02%, 12/25/45†	$112,417	$122,118
(Floating, Prime Rate U.S. + 0.12%), 8.62%, 01/25/46†	129,935	139,911
(Floating, Prime Rate U.S. + 0.33%), 8.83%, 04/25/46†	184,077	196,604
(Floating, Prime Rate U.S. + 0.38%), 8.88%, 08/25/46†	411,245	449,134
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	4,000,000	3,311,105
2.00%, 04/01/52 TBA	2,500,000	1,981,052
Total Mortgage-Backed Securities (Cost $33,412,567)		32,700,019
MUNICIPAL BONDS — 10.8%
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	439,651
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	517,731
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	131,549
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	526,563
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	212,600
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	562,094
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	180,392
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	381,629
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	122,166
2.05%, 03/01/30	420,000	359,188
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	225,207
2.68%, 11/01/34	275,000	222,773
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	177,223
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	592,358
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	431,310
	Par	Value
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	$150,000	$143,165
0.92%, 11/01/25	200,000	187,597
1.02%, 05/01/26	250,000	231,044
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	600,000	495,505
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.43%, 10/01/24	100,000	97,892
Philadelphia Authority for Industrial Development, Revenue Bond, Holy Family University Project
4.30%, 09/01/24	200,000	198,779
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	456,261
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	457,266
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	239,310
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	256,375
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	364,612
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	507,588
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	303,428
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	159,875
Total Municipal Bonds (Cost $9,300,202)		9,181,131
PRIVATE INVESTMENTS — 1.1%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	939,926
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,000,000)		939,926
U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds
3.63%, 08/15/43	3,725,000	3,319,688
4.00%, 11/15/52	1,350,000	1,272,006
3.63%, 02/15/53	2,750,000	2,420,107
		7,011,801

	Par	Value
U.S. Treasury Notes
4.00%, 01/15/27	$2,800,000	$2,767,734
3.88%, 12/31/27	2,000,000	1,968,984
3.75%, 05/31/30	1,000,000	974,649
		5,711,367
Total U.S. Treasury Obligations (Cost $12,905,138)		12,723,168

	Shares
MONEY MARKET FUNDS — 6.0%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø §	199,496	199,496
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø ∞	4,813,351	4,813,351
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	33,320	$33,320
Total Money Market Funds (Cost $5,046,167)		5,046,167
TOTAL INVESTMENTS —107.5% (Cost $92,118,213)		90,930,773
Liabilities in Excess of Other Assets — (7.5)%		(6,336,878)
NET ASSETS — 100.0%		$84,593,895
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 16.4%
Consumer Discretionary — 2.4%
McDonald’s Corporation	40,644	$11,459,576
NIKE, Inc. Class B	78,409	7,368,878
TJX Cos., Inc. (The)	155,711	15,792,209
		34,620,663
Consumer Staples — 2.7%
Coca-Cola Co. (The)	79,586	4,869,071
Colgate-Palmolive Co.	118,862	10,703,523
PepsiCo, Inc.	66,091	11,566,586
Procter & Gamble Co. (The)	71,442	11,591,465
		38,730,645
Financials — 3.2%
American Express Co.	65,329	14,874,760
Marsh & McLennan Cos., Inc.	57,367	11,816,455
Mastercard, Inc. Class A	12,644	6,088,971
Visa, Inc. Class AΔ	47,514	13,260,207
		46,040,393
Health Care — 2.8%
Danaher Corporation	58,388	14,580,652
Stryker Corporation	32,736	11,715,232
UnitedHealth Group, Inc.	28,013	13,858,031
		40,153,915
Industrials — 2.5%
Honeywell International, Inc.	57,210	11,742,352
Lockheed Martin Corporation	10,427	4,742,929
Northrop Grumman CorporationΔ	29,871	14,298,053
Union Pacific Corporation	22,832	5,615,074
		36,398,408
Information Technology — 1.9%
Microsoft Corporation	34,199	14,388,203
Texas Instruments, Inc.	73,879	12,870,461
		27,258,664
Real Estate — 0.9%
American Tower Corporation REIT	67,998	13,435,725
Total Common Stocks (Cost $231,587,570)		236,638,413
FOREIGN COMMON STOCKS — 3.0%
Ireland — 2.2%
Accenture PLC Class A	32,750	11,351,478
Linde PLC	29,625	13,755,480
Medtronic PLC	78,909	6,876,919
		31,983,877
Switzerland — 0.8%
Chubb, Ltd.	45,172	11,705,420
Total Foreign Common Stocks (Cost $42,589,381)		43,689,297

Par
CORPORATE BONDS — 18.6%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 144A CONV	$1,301,000	1,329,492
	Par	Value
Airbnb, Inc.
0.00%, 03/15/26 CONV»	$2,839,000	$2,647,150
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	634,000	750,973
0.38%, 09/01/27 CONV	5,419,000	5,730,592
1.13%, 02/15/29 144A CONV	1,254,000	1,292,247
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONV	3,409,000	3,221,080
Altair Engineering, Inc.
1.75%, 06/15/27 CONV	862,000	1,133,530
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 144A CONV	1,404,000	1,412,159
Axon Enterprise, Inc.
0.50%, 12/15/27 CONV	487,000	710,070
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	1,349,000	1,360,518
0.38%, 07/01/27 CONV	2,305,000	2,078,729
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONVΔ	2,016,000	1,998,461
Blackline, Inc.
0.13%, 08/01/24 CONV	2,718,000	2,785,144
0.00%, 03/15/26 CONV»	2,079,000	1,891,506
Block, Inc.
0.13%, 03/01/25 CONV	2,179,000	2,236,199
Bloom Energy Corporation
3.00%, 06/01/28 144A CONV	1,069,000	974,126
Box, Inc.
0.00%, 01/15/26 CONV»	1,997,000	2,402,391
Bridgebio Pharma, Inc.
2.50%, 03/15/27 CONV	1,140,000	1,227,060
Burlington Stores, Inc.
2.25%, 04/15/25 CONV	1,947,000	2,296,292
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/28 CONV	1,304,000	1,433,748
Cloudflare, Inc.
0.00%, 08/15/26 CONV»	1,000,000	939,750
CMS Energy Corporation
3.38%, 05/01/28 144A CONV	2,774,000	2,735,164
Coinbase Global, Inc.
0.25%, 04/01/30 144A CONV	600,000	635,052
CONMED Corporation
2.25%, 06/15/27 CONV	3,649,000	3,343,579
CSG Systems International, Inc.
3.88%, 09/15/28 144A CONV	1,379,000	1,363,964
Datadog, Inc.
0.13%, 06/15/25 CONV	375,000	530,250
Dayforce, Inc.
0.25%, 03/15/26 CONV	3,365,000	3,095,800

	Par	Value
Dexcom, Inc.
0.25%, 11/15/25 CONVΔ	$2,718,000	$2,993,554
0.38%, 05/15/28 144A CONV	3,334,000	3,583,735
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV»	4,413,000	3,720,600
Dropbox, Inc.
0.00%, 03/01/26 CONVΔ»	2,186,000	2,083,258
0.00%, 03/01/28 CONV»	2,740,000	2,570,463
Enovis Corporation
3.88%, 10/15/28 144A CONV	677,000	869,607
Enphase Energy, Inc.
0.00%, 03/01/28 CONV»	4,031,000	3,469,079
Envestnet, Inc.
2.63%, 12/01/27 CONVΔ	3,928,000	4,169,572
Etsy, Inc.
0.13%, 10/01/26 CONV	3,083,000	3,274,146
Evergy, Inc.
4.50%, 12/15/27 144A CONV	2,500,000	2,544,375
Exact Sciences Corporation
0.38%, 03/15/27 CONV	5,296,000	5,074,098
2.00%, 03/01/30 144A CONV	1,833,000	2,076,789
FirstEnergy Corporation
4.00%, 05/01/26 144A CONV	4,619,000	4,597,060
Five9, Inc.
1.00%, 03/15/29 144A CONVΔ	1,482,000	1,537,575
Ford Motor Co.
0.00%, 03/15/26 CONV»	6,119,000	6,354,581
Global Payments, Inc.
1.50%, 03/01/31 144A CONV	3,325,000	3,531,150
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	1,642,000	1,825,986
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,778,000	1,582,149
1.00%, 08/15/28 CONV	1,709,000	1,664,657
Infinera Corporation
3.75%, 08/01/28 CONV	1,000,000	1,111,180
Insmed, Inc.
0.75%, 06/01/28 CONV	1,332,000	1,429,902
Insulet Corporation
0.38%, 09/01/26 CONV	3,150,000	3,286,237
Integer Holdings Corporation
2.13%, 02/15/28 CONVΔ	1,276,000	1,847,648
InterDigital, Inc.
3.50%, 06/01/27 CONV	356,000	512,158
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 CONV»	3,873,000	3,832,023
Ironwood Pharmaceuticals, Inc.
1.50%, 06/15/26 CONV	986,000	1,003,969
Itron, Inc.
0.00%, 03/15/26 CONV»	1,609,000	1,620,061
	Par	Value
Jamf Holding Corporation
0.13%, 09/01/26 CONV	$2,463,000	$2,209,065
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	2,850,000	2,836,854
John Bean Technologies Corporation
0.25%, 05/15/26 CONV	1,639,000	1,527,220
Lantheus Holdings, Inc.
2.63%, 12/15/27 CONV	1,435,000	1,592,491
LCI Industries
1.13%, 05/15/26 CONV	2,742,000	2,702,926
Liberty Media Corporation
3.75%, 03/15/28 CONV	1,290,000	1,586,055
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	2,283,000	2,346,161
LivaNova U.S.A., Inc.
2.50%, 03/15/29 144A CONV	496,000	530,472
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONV	1,910,000	2,123,729
3.13%, 01/15/29 CONVΔ	4,402,000	5,301,769
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	2,361,000	2,083,192
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	2,269,000	2,871,419
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 CONV»	2,871,000	2,734,627
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	1,714,000	1,874,259
Microchip Technology, Inc.
0.13%, 11/15/24 CONV	1,443,000	1,538,238
MicroStrategy, Inc.
0.00%, 02/15/27 CONV»	1,750,000	2,391,025
NCL Corporation, Ltd.
5.38%, 08/01/25 CONV	475,000	623,200
1.13%, 02/15/27 CONVΔ	6,308,000	5,980,615
NRG Energy, Inc.
2.75%, 06/01/48 CONV	1,635,000	2,709,195
Nutanix, Inc.
0.25%, 10/01/27 CONV	650,000	799,500
Okta, Inc.
0.13%, 09/01/25 CONV	500,000	481,250
ON Semiconductor Corporation
0.50%, 03/01/29 CONVΔ	3,567,000	3,527,763
Parsons Corporation
2.63%, 03/01/29 144A CONV	1,389,000	1,510,538

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	$582,000	$753,890
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV»	1,337,000	1,132,974
Perficient, Inc.
0.13%, 11/15/26 CONV	1,473,000	1,276,829
Post Holdings, Inc.
2.50%, 08/15/27 CONV	2,796,000	3,151,092
Progress Software Corporation
3.50%, 03/01/30 144A CONV	1,232,000	1,250,480
Rapid7, Inc.
0.25%, 03/15/27 CONV	3,841,000	3,381,689
1.25%, 03/15/29 144A CONV	1,138,000	1,159,632
Repligen Corporation
1.00%, 12/15/28 144A CONV	760,000	852,913
Rexford Industrial Realty LP REIT
4.38%, 03/15/27 144A CONV	814,000	828,789
4.13%, 03/15/29 144A CONV	250,000	254,753
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	2,067,000	1,664,969
3.63%, 10/15/30 144A CONV	3,745,000	2,640,225
Sabre GLBL, Inc.
7.32%, 08/01/26 CONV	2,199,000	1,906,474
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 CONVΔ	2,693,000	3,152,426
Seagate HDD Cayman
3.50%, 06/01/28 144A CONV	3,785,000	4,831,552
Shake Shack, Inc.
0.00%, 03/01/28 CONV»	500,000	455,313
Shift4 Payments, Inc.
0.50%, 08/01/27 CONV	4,499,000	4,195,317
Shockwave Medical, Inc.
1.00%, 08/15/28 144A CONV	2,217,000	2,840,531
Snap, Inc.
0.75%, 08/01/26 CONV	3,343,000	3,215,130
Southwest Airlines Co.
1.25%, 05/01/25 CONV	5,684,000	5,773,523
Stride, Inc.
1.13%, 09/01/27 CONV	1,017,000	1,347,525
Super Micro Computer, Inc.
0.00%, 03/01/29 144A CONV»	1,076,000	1,196,493
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 144A CONV	695,000	860,248
Tetra Tech, Inc.
2.25%, 08/15/28 144A CONV	2,143,000	2,358,693
TransMedics Group, Inc.
1.50%, 06/01/28 144A CONV	971,000	1,069,031
	Par	Value
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	$1,393,000	$1,406,234
Uber Technologies, Inc.
0.00%, 12/15/25 CONVΔ»	4,314,000	4,864,035
0.88%, 12/01/28 144A CONVΔ	2,452,000	3,039,254
Ventas Realty LP REIT
3.75%, 06/01/26 144A CONV	2,287,000	2,293,861
Verint Systems, Inc.
0.25%, 04/15/26 CONV	1,587,000	1,495,748
Wayfair, Inc.
3.25%, 09/15/27 CONVΔ	3,357,000	4,422,847
Western Digital Corporation
3.00%, 11/15/28 144A CONV	3,312,000	4,862,016
Winnebago Industries, Inc.
3.25%, 01/15/30 144A CONVΔ	1,397,000	1,514,697
Wolfspeed, Inc.
1.75%, 05/01/26 CONV	3,037,000	2,935,260
1.88%, 12/01/29 CONV	2,015,000	1,132,128
Workiva, Inc.
1.25%, 08/15/28 144A CONV	1,833,000	1,711,106
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	3,136,000	2,982,963
Zillow Group, Inc.
2.75%, 05/15/25 CONVΔ	3,266,000	3,466,060
1.38%, 09/01/26 CONV	3,046,000	3,782,758
Zscaler, Inc.
0.13%, 07/01/25 CONV	501,000	685,093
Total Corporate Bonds (Cost $259,481,071)		267,746,752
FOREIGN BONDS — 0.9%
Canada — 0.1%
IMAX Corporation
0.50%, 04/01/26 CONV	1,963,000	1,833,049
China — 0.1%
NIO, Inc.
3.88%, 10/15/29 144A CONV	1,550,000	995,100
Denmark — 0.0%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	500,000	577,770
Israel — 0.3%
CyberArk Software, Ltd.
0.00%, 11/15/24 CONV»	408,000	697,098
Nice, Ltd.
0.00%, 09/15/25 CONV»	2,828,000	2,962,330
		3,659,428
Netherlands — 0.3%
QIAGEN NV
0.00%, 12/17/27 CONV»	2,600,000	2,415,059

	Par	Value
STMicroelectronics NV
0.00%, 08/04/25 CONV»	$1,800,000	$1,972,774
		4,387,833
United Kingdom — 0.1%
Barclays Bank PLC
1.00%, 02/16/29 CONV†††Δ	1,759,000	1,903,212
Total Foreign Bonds (Cost $13,503,726)		13,356,392

	Shares
MONEY MARKET FUNDS — 6.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	19,317,950	19,317,950
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	25,870,768	25,870,768
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	52,056,122	52,056,122
Total Money Market Funds (Cost $97,244,840)		97,244,840

	Par
U.S. TREASURY OBLIGATIONS — 49.0%
U.S. Treasury Bills
5.16%, 05/02/24Ω‡‡Δ	$70,000,000	69,682,065
5.17%, 06/20/24Ω	75,000,000	74,131,417
		143,813,482
U.S. Treasury Notes
0.25%, 06/15/24‡‡Δ	107,900,000	106,769,397
0.38%, 09/15/24‡‡Δ	106,800,000	104,480,667
1.00%, 12/15/24‡‡Δ	104,700,000	101,690,299
1.75%, 03/15/25Δ	105,700,000	102,481,672
1.13%, 02/28/27	81,000,000	73,795,430
0.75%, 01/31/28	84,000,000	73,544,297
		562,761,762
Total U.S. Treasury Obligations (Cost $722,630,542)		706,575,244

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 6.6%
Call Options — 6.6%
S&P 500®, Strike Price $4,510.00, Expires 02/28/29 (MSCS)	240	$126,104,400	40,645,565
S&P 500®, Strike Price $4,650.00, Expires 11/30/27 (MSCS)	390	204,919,650	54,813,582
Total Purchased Options (Premiums paid $64,369,404)			95,459,147
TOTAL INVESTMENTS — 101.2% (Cost $1,431,406,534)			1,460,710,085

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
S&P 500®, Strike Price $5,115.00, Expires 04/12/24 (MSCS)	(2)	$(1,050,870)	$(1,810)
S&P 500®, Strike Price $5,125.00, Expires 04/12/24 (MSCS)	(46)	(24,170,010)	(45,770)
S&P 500®, Strike Price $5,125.00, Expires 04/19/24 (MSCS)	(5)	(2,627,175)	(7,600)
S&P 500®, Strike Price $5,135.00, Expires 04/05/24 (MSCS)	(29)	(15,237,615)	(9,135)
S&P 500®, Strike Price $5,140.00, Expires 04/05/24 (MSCS)	(4)	(2,101,740)	(1,320)
S&P 500®, Strike Price $5,150.00, Expires 04/05/24 (MSCS)	(108)	(56,746,980)	(43,740)
S&P 500®, Strike Price $5,150.00, Expires 04/12/24 (MSCS)	(29)	(15,237,615)	(37,265)
S&P 500®, Strike Price $5,160.00, Expires 04/05/24 (MSCS)	(41)	(21,542,835)	(19,885)
S&P 500®, Strike Price $5,160.00, Expires 04/19/24 (MSCS)	(2)	(1,050,870)	(4,060)
S&P 500®, Strike Price $5,165.00, Expires 04/12/24 (MSCS)	(96)	(50,441,760)	(144,480)
S&P 500®, Strike Price $5,175.00, Expires 04/12/24 (MSCS)	(49)	(25,746,315)	(82,565)
S&P 500®, Strike Price $5,175.00, Expires 04/19/24 (MSCS)	(1)	(525,435)	(2,315)
S&P 500®, Strike Price $5,205.00, Expires 04/05/24 (MSCS)	(3)	(1,576,305)	(3,435)
S&P 500®, Strike Price $5,220.00, Expires 04/05/24 (MSCS)	(4)	(2,101,740)	(6,100)
S&P 500®, Strike Price $5,225.00, Expires 04/26/24 (MSCS)	(36)	(18,915,660)	(160,560)
S&P 500®, Strike Price $5,230.00, Expires 04/05/24 (MSCS)	(32)	(16,813,920)	(58,560)
S&P 500®, Strike Price $5,230.00, Expires 04/26/24 (MSCS)	(14)	(7,356,090)	(64,960)
S&P 500®, Strike Price $5,245.00, Expires 04/19/24 (MSCS)	(207)	(108,765,045)	(896,310)
S&P 500®, Strike Price $5,245.00, Expires 04/26/24 (MSCS)	(45)	(23,644,575)	(232,650)

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $5,255.00, Expires 04/26/24 (MSCS)	(115)	$(60,425,025)	$(641,700)
Total Written Options (Premiums received $(4,835,774))			(2,464,220)
Liabilities in Excess of Other Assets — (1.0)%			(15,090,475)
NET ASSETS — 100.0%			$1,443,155,390
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2024	139	$15,400,766	$52,729
U.S. Treasury Long Bond	06/2024	61	7,346,688	82,414
Ultra Long U.S. Treasury Bond	06/2024	10	1,290,000	12,803
S&P 500® E-Mini	06/2024	51	13,536,675	299,192
2-Year U.S. Treasury Note	06/2024	249	50,916,609	(55,680)
5-Year U.S. Treasury Note	06/2024	466	49,869,281	60,459
Total Futures Contracts outstanding at March 31, 2024			$138,360,019	$451,917
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 56.1%
Communication Services — 2.2%
Alphabet, Inc. Class A*	989	$149,270
Alphabet, Inc. Class C*	588	89,529
Electronic Arts, Inc.	24	3,184
Netflix, Inc.*	177	107,497
T-Mobile US, Inc.	13,423	2,190,902
		2,540,382
Consumer Discretionary — 1.5%
Best Buy Co., Inc.	111	9,105
Chipotle Mexican Grill, Inc.*	13	37,788
Deckers Outdoor Corporation*	33	31,062
Domino’s Pizza, Inc.	41	20,372
Floor & Decor Holdings, Inc. Class AΔ *	228	29,553
Genuine Parts Co.	132	20,451
Home Depot, Inc. (The)	3,703	1,420,471
LKQ Corporation	171	9,133
Lululemon Athletica, Inc.*	20	7,813
NIKE, Inc. Class B	297	27,912
O’Reilly Automotive, Inc.*	36	40,640
Pool Corporation	16	6,456
Tractor Supply Co.	71	18,582
Ulta Beauty, Inc.*	52	27,190
		1,706,528
Consumer Staples — 0.7%
Clorox Co. (The)	32	4,900
Colgate-Palmolive Co.	305	27,465
Costco Wholesale Corporation	182	133,339
Estee Lauder Cos., Inc. (The) Class A	140	21,581
General Mills, Inc.	304	21,271
Kimberly-Clark Corporation	38	4,915
Kroger Co. (The)	249	14,225
McCormick & Co., Inc. (Non-Voting Shares)	5,092	391,116
Sysco Corporation	67	5,439
Target Corporation	174	30,835
Walmart, Inc.	1,806	108,667
		763,753
Financials — 11.9%
American Express Co.	119	27,095
Arthur J. Gallagher & Co.	7,528	1,882,301
BlackRock, Inc.	14	11,672
Brown & Brown, Inc.	90	7,879
CME Group, Inc.	92	19,807
LPL Financial Holdings, Inc.	67	17,701
Marsh & McLennan Cos., Inc.	11,972	2,465,993
Mastercard, Inc. Class A	5,899	2,840,781
Moody’s Corporation	76	29,870
Progressive Corporation (The)	17,366	3,591,636
S&P Global, Inc.	2,326	989,597
T. Rowe Price Group, Inc.	24	2,926
Travelers Cos., Inc. (The)	151	34,751
Walker & Dunlop, Inc.Δ	17,946	1,813,623
		13,735,632
	Shares	Value
Health Care — 4.5%
Abbott Laboratories	449	$51,033
Align Technology, Inc.*	81	26,562
Bristol-Myers Squibb Co.	475	25,759
Cardinal Health, Inc.	199	22,268
Cigna Group (The)	120	43,583
Edwards Lifesciences Corporation*	257	24,559
Elevance Health, Inc.	99	51,336
Encompass Health Corporation	29,629	2,446,763
HCA Healthcare, Inc.	121	40,357
Humana, Inc.	6,306	2,186,416
Intuitive Surgical, Inc.*	70	27,936
Mettler-Toledo International, Inc.*	21	27,957
UnitedHealth Group, Inc.	352	174,134
West Pharmaceutical Services, Inc.	39	15,433
		5,164,096
Industrials — 11.1%
3M Co.	218	23,123
Advanced Drainage Systems, Inc.	9,984	1,719,644
Booz Allen Hamilton Holding Corporation	156	23,157
Cintas Corporation	59	40,535
Core & Main, Inc. Class AΔ *	23,213	1,328,944
Expeditors International of Washington, Inc.	46	5,592
Fastenal Co.	266	20,519
FedEx Corporation	79	22,889
Honeywell International, Inc.	106	21,757
Hubbell, Inc.	40	16,602
J.B. Hunt Transport Services, Inc.	27	5,380
Old Dominion Freight Line, Inc.	84	18,422
Parker-Hannifin Corporation	85	47,242
Paychex, Inc.	46	5,649
Rollins, Inc.	144	6,663
Saia, Inc.*	10	5,850
Uber Technologies, Inc.*	21,907	1,686,620
United Parcel Service, Inc. Class B	298	44,292
Waste Management, Inc.	82	17,478
Westinghouse Air Brake Technologies Corporation	29,233	4,258,663
Xylem, Inc.	27,033	3,493,745
		12,812,766
Information Technology — 21.6%
Adobe, Inc.*	185	93,351
Advanced Micro Devices, Inc.*	674	121,650
Apple, Inc.	325	55,731
Applied Materials, Inc.	166	34,234
Autodesk, Inc.*	7,845	2,042,995
Cadence Design Systems, Inc.*	6,710	2,088,689
CDW Corporation	54	13,812
Cisco Systems, Inc.	1,686	84,148
Crowdstrike Holdings, Inc. Class A*	38	12,183
Fortinet, Inc.*	199	13,594
Intuit, Inc.	66	42,900
Keysight Technologies, Inc.*	10,564	1,651,998
Lam Research Corporation	2,588	2,514,423

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Microsoft Corporation	16,503	$6,943,142
Motorola Solutions, Inc.	9	3,195
NVIDIA Corporation	7,464	6,744,172
Palo Alto Networks, Inc.*	34	9,661
Pure Storage, Inc. Class A*	118	6,135
Roper Technologies, Inc.	12	6,730
ServiceNow, Inc.*	82	62,517
Synopsys, Inc.*	52	29,718
Texas Instruments, Inc.	12,548	2,185,987
Trimble, Inc.*	51	3,282
		24,764,247
Materials — 0.0%
Air Products and Chemicals, Inc.	90	21,804
Ecolab, Inc.	53	12,238
		34,042
Real Estate — 2.6%
Crown Castle, Inc. REIT	4,239	448,613
Equinix, Inc. REIT	1,618	1,335,384
Prologis, Inc. REIT	8,940	1,164,167
		2,948,164
Total Common Stocks (Cost $47,479,196)		64,469,610
FOREIGN COMMON STOCKS — 40.3%
Australia — 0.3%
BHP Group, Ltd.	1,663	48,084
CSL, Ltd.	175	32,835
Fortescue, Ltd.	1,291	21,605
Harvey Norman Holdings, Ltd.	1,795	6,024
Nanosonics, Ltd.*	91,081	163,156
QBE Insurance Group, Ltd.	515	6,088
REA Group, Ltd.	243	29,361
Rio Tinto, Ltd.	197	15,635
Wesfarmers, Ltd.	1,104	49,211
WiseTech Global, Ltd.	112	6,850
Woolworths Group, Ltd.	204	4,410
Yancoal Australia, Ltd.	1,437	4,906
		388,165
Austria — 0.0%
ANDRITZ AG	129	8,040
EVN AG	168	4,441
		12,481
Belgium — 0.0%
UCB SA	259	31,973
Canada — 5.6%
Alimentation Couche-Tard, Inc.	203	11,586
Bank of Nova Scotia (The)	516	26,692
BCE, Inc.	107	3,636
Boralex, Inc. Class A	65,825	1,390,803
Brookfield Corporation	718	30,044
BRP, Inc.	136	9,132
Canadian Imperial Bank of Commerce	483	24,486
Canadian National Railway Co.	221	29,102
CGI, Inc.*	13,492	1,488,498
Dollarama, Inc.	149	11,351
	Shares	Value
Element Fleet Management Corporation	384	$6,206
Franco-Nevada Corporation	120	14,298
Gildan Activewear, Inc.	257	9,538
Innergex Renewable Energy, Inc.Δ	105,787	623,999
Intact Financial Corporation	16,092	2,614,066
Loblaw Cos., Ltd.	255	28,257
Magna International, Inc.	543	29,580
Manulife Financial Corporation	1,854	46,304
Suncor Energy, Inc.	674	24,874
WSP Global, Inc.	129	21,500
		6,443,952
Finland — 0.0%
Neste OYJ	166	4,501
Nokia OYJ	1,380	4,896
Orion OYJ Class B	274	10,214
		19,611
France — 5.3%
Cie Generale des Etablissements Michelin SCA	811	31,080
Hermes International SCA	26	66,451
L’Oreal SA	163	77,192
Legrand SA	21,863	2,315,220
Orange SA	441	5,186
Schneider Electric SE	15,938	3,603,206
		6,098,335
Germany — 3.0%
adidas AG	144	32,174
Deutsche Post AG	381	16,420
Deutsche Telekom AG	1,419	34,446
HeidelbergCement AG	140	15,411
Infineon Technologies AG	35,757	1,215,936
Knorr-Bremse AG	26,597	2,011,657
Muenchener Rueckversicherungs-Gesellschaft AG	52	25,383
SAP SE	396	77,109
		3,428,536
Hong Kong — 1.2%
AIA Group, Ltd.	200,200	1,346,660
Chow Tai Fook Jewellery Group, Ltd.	3,400	5,021
CK Asset Holdings, Ltd.	1,500	6,181
Henderson Land Development Co., Ltd.	1,000	2,856
Power Assets Holdings, Ltd.	1,000	5,859
Sun Hung Kai Properties, Ltd.	2,000	19,319
Techtronic Industries Co., Ltd.	1,000	13,588
Wharf Real Estate Investment Co., Ltd.	1,000	3,256
		1,402,740
India — 1.0%
HDFC Bank, Ltd. ADR	19,876	1,112,460
Ireland — 4.8%
Accenture PLC Class A	276	95,664
Aon PLC Class A	96	32,037

	Shares	Value
ICON PLC*	9,865	$3,314,147
James Hardie Industries PLC CDI*	225	9,044
Linde PLC	185	85,899
nVent Electric PLC	26,765	2,018,081
Willis Towers Watson PLC	24	6,600
		5,561,472
Israel — 0.0%
Bank Leumi Le-Israel BM	2,774	23,059
Check Point Software Technologies, Ltd.*	41	6,724
		29,783
Italy — 1.1%
Assicurazioni Generali SpA	764	19,340
Prysmian SpA	22,958	1,197,350
Recordati Industria Chimica e Farmaceutica SpA	409	22,584
		1,239,274
Japan — 6.6%
Asahi Kasei Corporation	600	4,400
Bandai Namco Holdings, Inc.	300	5,567
Bridgestone Corporation	500	22,160
Canon, Inc.	900	26,816
Chugai Pharmaceutical Co., Ltd.	1,100	42,037
Eisai Co., Ltd.	400	16,476
Honda Motor Co., Ltd.	500	6,187
Hoya Corporation	100	12,507
Inpex Corporation	400	6,080
Kakaku.com, Inc.	1,600	19,410
Keyence Corporation	3,500	1,624,913
Kyowa Kirin Co., Ltd.	1,000	17,991
Mitsubishi Electric Corporation	2,100	35,152
Murata Manufacturing Co., Ltd.	80,800	1,511,155
Nintendo Co., Ltd.	33,900	1,849,741
Nippon Telegraph & Telephone Corporation	25,000	29,778
Nitori Holdings Co., Ltd.	200	30,310
Ono Pharmaceutical Co., Ltd.	1,400	22,939
Otsuka Holdings Co., Ltd.	900	37,384
Panasonic Holdings Corporation	1,000	9,544
Recruit Holdings Co., Ltd.	1,000	43,907
Santen Pharmaceutical Co., Ltd.	1,700	16,718
Shimadzu Corporation	26,700	743,705
Shimano, Inc.	9,100	1,353,748
Shionogi & Co., Ltd.	500	25,551
Shiseido Co., Ltd.	100	2,744
Tokyo Electron, Ltd.	300	78,135
		7,595,055
Jersey — 1.2%
Aptiv PLC*	16,884	1,344,811
Experian PLC	416	18,126
Ferguson PLC	75	16,382
		1,379,319
Netherlands — 4.6%
ASML Holding NV	3,086	2,991,759
Ferrari NV	47	20,494
	Shares	Value
Koninklijke Ahold Delhaize NV	274	$8,198
STMicroelectronics NV	231	9,941
Wolters Kluwer NV	14,251	2,231,562
		5,261,954
New Zealand — 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	7,402
Spark New Zealand, Ltd.	2,820	8,028
		15,430
Norway — 0.0%
Equinor ASA	214	5,738
Orkla ASA	1,197	8,454
Telenor ASA	429	4,772
		18,964
Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	300	5,371
Oversea-Chinese Banking Corporation, Ltd.	1,500	14,988
United Overseas Bank, Ltd.	800	17,392
Wilmar International, Ltd.	6,900	17,527
		55,278
Spain — 0.1%
Banco Santander SA	1,470	7,180
Industria de Diseno Textil SA	904	45,522
		52,702
Sweden — 0.1%
Atlas Copco AB, A Shares	1,468	24,792
Atlas Copco AB, B Shares	1,106	16,336
H & M Hennes & Mauritz AB, B Shares	1,005	16,388
Investor AB, A Shares	272	6,764
Investor AB, B Shares	1,267	31,794
Sandvik AB	249	5,528
		101,602
Switzerland — 2.1%
EMS-Chemie Holding AG	7	5,365
Geberit AG	12	7,092
Roche Holding AG	192	49,021
Roche Holding AG (Swiss Exchange)	80	21,573
SGS SA*	125	12,135
Straumann Holding AG	111	17,711
Swisscom AG	14	8,569
TE Connectivity, Ltd.	15,536	2,256,449
		2,377,915
United Kingdom — 3.2%
3i Group PLC	562	19,927
Associated British Foods PLC	388	12,242
Auto Trader Group PLC 144A	3,116	27,517
B&M European Value Retail SA	709	4,888
BT Group PLC	6,123	8,474
Burberry Group PLC	1,005	15,373
CK Hutchison Holdings, Ltd.	1,000	4,813
DS Smith PLC	322,548	1,613,434

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
JD Sports Fashion PLC	11,701	$19,878
Kingfisher PLC	4,979	15,670
London Stock Exchange Group PLC	43	5,145
Pearson PLC	751	9,889
RELX PLC	708	30,533
Rightmove PLC	3,713	25,736
Rio Tinto PLC	551	34,837
SSE PLC	85,501	1,782,525
Vodafone Group PLC	14,905	13,219
		3,644,100
Total Foreign Common Stocks (Cost $43,139,270)		46,271,101
MONEY MARKET FUNDS — 3.5%
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø ∞	3,664,166	3,664,166
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	349,497	$349,497
Total Money Market Funds (Cost $4,013,663)		4,013,663
TOTAL INVESTMENTS —99.9% (Cost $94,632,129)		114,754,374
Other Assets in Excess of Liabilities — 0.1%		116,089
NET ASSETS — 100.0%		$114,870,463

Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2024	3	$353,565	$82
MSCI Emerging Markets	06/2024	3	157,350	(1,154)
S&P 500® E-Mini	06/2024	3	796,275	11,664
Total Futures Contracts outstanding at March 31, 2024			$1,307,190	$10,592
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.4%
Communication Services — 8.9%
Alphabet, Inc. Class A*	539,497	$81,426,282
Alphabet, Inc. Class C*	472,610	71,959,599
AT&T, Inc.	733,928	12,917,133
Charter Communications, Inc. Class AΔ*	8,432	2,450,592
Comcast Corporation Class A	372,191	16,134,480
Electronic Arts, Inc.	29,821	3,956,352
Fox Corporation Class A	31,129	973,404
Fox Corporation Class B	9,099	260,413
Interpublic Group of Cos., Inc. (The)	47,139	1,538,145
Live Nation Entertainment, Inc.*	10,940	1,157,124
Meta Platforms, Inc. Class A	205,520	99,796,401
Netflix, Inc.*	39,904	24,234,896
News Corporation Class A	13,865	362,986
News Corporation Class BΔ	13,984	378,407
Omnicom Group, Inc.	24,095	2,331,432
Paramount Global Class B	52,671	619,938
Take-Two Interactive Software, Inc.Δ*	14,065	2,088,512
T-Mobile US, Inc.	60,394	9,857,509
Verizon Communications, Inc.	413,710	17,359,272
Walt Disney Co. (The)	167,923	20,547,058
Warner Bros Discovery, Inc.*	173,969	1,518,749
		371,868,684
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A*	42,314	6,980,118
Amazon.com, Inc.*	845,832	152,571,176
AutoZone, Inc.*	1,895	5,972,377
Bath & Body Works, Inc.	13,836	692,077
Best Buy Co., Inc.	15,833	1,298,781
Booking Holdings, Inc.	3,123	11,329,869
BorgWarner, Inc.	22,456	780,122
CarMax, Inc.*	12,596	1,097,238
Carnival CorporationΔ*	59,898	978,733
Chipotle Mexican Grill, Inc.*	2,537	7,374,476
D.R. Horton, Inc.	23,395	3,849,647
Darden Restaurants, Inc.	14,447	2,414,816
Deckers Outdoor Corporation*	1,370	1,289,526
Domino’s Pizza, Inc.	3,030	1,505,546
eBay, Inc.	40,981	2,162,977
Etsy, Inc.*	6,963	478,497
Expedia Group, Inc.*	10,462	1,441,141
Ford Motor Co.	360,267	4,784,346
General Motors Co.	115,117	5,220,556
Genuine Parts Co.	16,811	2,604,528
Hasbro, Inc.	14,558	822,818
Hilton Worldwide Holdings, Inc.	27,117	5,784,327
Home Depot, Inc. (The)	90,567	34,741,501
Lennar Corporation Class A	16,828	2,894,080
LKQ Corporation	27,740	1,481,593
Lowe’s Cos., Inc.	50,808	12,942,322
Lululemon Athletica, Inc.*	10,232	3,997,131
Marriott International, Inc. Class A	25,094	6,331,467
McDonald’s Corporation	75,356	21,246,624
Mohawk Industries, Inc.*	2,387	312,434
NIKE, Inc. Class B	119,062	11,189,447
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	$377,724
NVR, Inc.*	245	1,984,490
O’Reilly Automotive, Inc.*	5,505	6,214,484
Pool Corporation	3,147	1,269,815
PulteGroup, Inc.	12,455	1,502,322
Ralph Lauren Corporation	2,058	386,410
Ross Stores, Inc.	29,803	4,373,888
Royal Caribbean Cruises, Ltd.Δ*	22,682	3,153,025
Starbucks Corporation	108,959	9,957,763
Tapestry, Inc.	11,906	565,297
Tesla, Inc.*	253,623	44,584,387
TJX Cos., Inc. (The)	112,934	11,453,766
Tractor Supply Co.	10,039	2,627,407
Ulta Beauty, Inc.*	3,993	2,087,860
VF Corporation	27,573	422,970
Yum! Brands, Inc.	32,785	4,545,640
		412,077,539
Consumer Staples — 5.9%
Archer-Daniels-Midland Co.	53,884	3,384,454
Campbell Soup Co.	28,952	1,286,916
Church & Dwight Co., Inc.	27,416	2,859,763
Clorox Co. (The)	12,213	1,869,932
Coca-Cola Co. (The)	430,699	26,350,165
Colgate-Palmolive Co.	86,323	7,773,386
Conagra Brands, Inc.	80,687	2,391,563
Costco Wholesale Corporation	41,513	30,413,669
Dollar General Corporation	21,189	3,306,755
Dollar Tree, Inc.*	18,243	2,429,055
Estee Lauder Cos., Inc. (The) Class A	24,032	3,704,533
General Mills, Inc.	74,513	5,213,675
Hershey Co. (The)	17,543	3,412,114
Hormel Foods Corporation	54,805	1,912,146
J.M. Smucker Co. (The)	15,075	1,897,490
Kellanova	47,724	2,734,108
Kenvue, Inc.	192,282	4,126,372
Keurig Dr. Pepper, Inc.	116,575	3,575,355
Kimberly-Clark Corporation	30,596	3,957,593
Kraft Heinz Co. (The)	103,030	3,801,807
Kroger Co. (The)	67,657	3,865,244
Lamb Weston Holdings, Inc.	10,228	1,089,589
McCormick & Co., Inc. (Non-Voting Shares)	25,400	1,950,974
Mondelez International, Inc. Class A	137,331	9,613,170
Monster Beverage Corporation*	86,214	5,110,766
PepsiCo, Inc.	151,028	26,431,410
Procter & Gamble Co. (The)	245,923	39,901,007
Sysco Corporation	44,447	3,608,208
Target Corporation	40,435	7,165,486
Tyson Foods, Inc. Class A	27,409	1,609,731
Walgreens Boots Alliance, Inc.	68,939	1,495,287
Walmart, Inc.	445,333	26,795,687
		245,037,410
Energy — 3.7%
APA CorporationΔ	16,020	550,768
Archrock, Inc.	13	256

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Baker Hughes Co.	101,928	$3,414,588
Chevron Corporation	167,005	26,343,369
ConocoPhillips	113,124	14,398,423
Coterra Energy, Inc.	73,032	2,036,132
Devon Energy Corporation	56,709	2,845,658
Diamondback Energy, Inc.	14,141	2,802,322
EOG Resources, Inc.	52,844	6,755,577
EQT Corporation	31,097	1,152,766
Exxon Mobil Corporation	377,685	43,902,104
Halliburton Co.	68,091	2,684,147
Hess Corporation	22,208	3,389,829
Kinder Morgan, Inc.	212,594	3,898,974
Marathon Oil Corporation	36,685	1,039,653
Marathon Petroleum Corporation	33,656	6,781,684
Occidental Petroleum CorporationΔ	64,318	4,180,027
ONEOK, Inc.	47,886	3,839,021
Phillips 66	41,166	6,724,054
Pioneer Natural Resources Co.	22,713	5,962,162
Targa Resources Corporation	19,483	2,181,901
Valero Energy Corporation	31,345	5,350,278
Williams Cos., Inc. (The)	127,227	4,958,036
		155,191,729
Financials — 12.5%
Aflac, Inc.	55,516	4,766,604
Allstate Corporation (The)	28,840	4,989,608
American Express Co.	56,945	12,965,807
American International Group, Inc.Δ	65,815	5,144,759
Ameriprise Financial, Inc.	10,345	4,535,662
Arch Capital Group, Ltd.*	33,000	3,050,520
Arthur J. Gallagher & Co.	18,366	4,592,235
Assurant, Inc.	6,335	1,192,500
Bank of America Corporation	627,729	23,803,484
Bank of New York Mellon Corporation (The)	72,967	4,204,359
Berkshire Hathaway, Inc. Class B*	170,617	71,747,861
BlackRock, Inc.	13,016	10,851,439
Blackstone, Inc.	70,980	9,324,643
Brown & Brown, Inc.	18,702	1,637,173
Capital One Financial Corporation	34,907	5,197,303
Cboe Global Markets, Inc.	13,221	2,429,094
Charles Schwab Corporation (The)	139,112	10,063,362
Cincinnati Financial Corporation	10,988	1,364,380
Citigroup, Inc.	171,334	10,835,162
Citizens Financial Group, Inc.	34,788	1,262,456
CME Group, Inc.	38,115	8,205,778
Comerica, Inc.	10,547	579,979
Corpay, Inc.Δ*	6,254	1,929,609
Discover Financial Services	22,685	2,973,777
Everest Group, Ltd.	3,173	1,261,267
FactSet Research Systems, Inc.	4,700	2,135,633
Fidelity National Information Services, Inc.	56,930	4,223,067
Fifth Third Bancorp	52,084	1,938,046
Fiserv, Inc.*	57,099	9,125,562
Franklin Resources, Inc.	23,495	660,444
Global Payments, Inc.	22,769	3,043,305
Globe Life, Inc.	4,186	487,125
	Shares	Value
Goldman Sachs Group, Inc. (The)	28,733	$12,001,487
Hartford Financial Services Group, Inc. (The)	28,747	2,962,378
Huntington Bancshares, Inc.	118,830	1,657,678
Intercontinental Exchange, Inc.	53,036	7,288,737
Invesco, Ltd.	17,740	294,307
Jack Henry & Associates, Inc.	7,793	1,353,878
JPMorgan Chase & Co.	269,506	53,982,052
KeyCorp	64,549	1,020,520
Loews Corporation	28,928	2,264,773
M&T Bank Corporation	18,081	2,629,701
MarketAxess Holdings, Inc.	2,840	622,670
Marsh & McLennan Cos., Inc.	46,486	9,575,186
Mastercard, Inc. Class A	75,596	36,404,766
MetLife, Inc.	64,005	4,743,411
Moody’s Corporation	11,483	4,513,163
Morgan Stanley	122,245	11,510,589
MSCI, Inc.	5,628	3,154,213
Nasdaq, Inc.	29,183	1,841,447
Northern Trust Corporation	16,617	1,477,584
PayPal Holdings, Inc.*	97,844	6,554,570
PNC Financial Services Group, Inc. (The)	35,036	5,661,818
Principal Financial Group, Inc.	19,881	1,715,929
Progressive Corporation (The)	52,997	10,960,840
Prudential Financial, Inc.	36,128	4,241,427
Raymond James Financial, Inc.	13,842	1,777,590
Regions Financial Corporation	64,510	1,357,290
S&P Global, Inc.	31,215	13,280,422
State Street Corporation	30,870	2,386,868
Synchrony Financial	32,331	1,394,113
T. Rowe Price Group, Inc.	22,044	2,687,604
Travelers Cos., Inc. (The)	30,201	6,950,458
Truist Financial Corporation	110,967	4,325,494
U.S. Bancorp	125,414	5,606,006
Visa, Inc. Class AΔ	149,721	41,784,137
W.R. Berkley Corporation	31,137	2,753,756
Wells Fargo & Co.	346,762	20,098,325
		523,357,190
Health Care — 11.4%
Abbott Laboratories	178,295	20,265,010
Agilent Technologies, Inc.	34,112	4,963,637
Align Technology, Inc.*	5,801	1,902,264
Amgen, Inc.	69,218	19,680,062
Baxter International, Inc.	49,046	2,096,226
Becton, Dickinson and Co.	32,351	8,005,255
Biogen, Inc.*	33,934	7,317,188
Bio-Rad Laboratories, Inc. Class A*	3,770	1,303,930
Boston Scientific Corporation*	151,662	10,387,330
Bristol-Myers Squibb Co.	381,157	20,670,144
Cardinal Health, Inc.	27,527	3,080,271
Catalent, Inc.*	44,854	2,532,008
Cencora, Inc.	17,971	4,366,773
Centene Corporation*	55,255	4,336,412
Charles River Laboratories International, Inc.*	8,090	2,191,986
Cigna Group (The)	31,811	11,553,437

	Shares	Value
CVS Health Corporation	128,942	$10,284,414
Danaher Corporation	66,412	16,584,405
DaVita, Inc.*	9,259	1,278,205
DENTSPLY SIRONA, Inc.	16,089	533,994
Dexcom, Inc.*	34,256	4,751,307
Edwards Lifesciences Corporation*	57,327	5,478,168
Elevance Health, Inc.	24,139	12,517,037
Eli Lilly and Co.	83,320	64,819,627
GE HealthCare Technologies, Inc.	36,757	3,341,579
Gilead Sciences, Inc.	194,201	14,225,223
HCA Healthcare, Inc.	21,308	7,106,857
Henry Schein, Inc.*	19,612	1,481,098
Hologic, Inc.*	29,305	2,284,618
Humana, Inc.	13,229	4,586,759
IDEXX Laboratories, Inc.*	6,761	3,650,467
Illumina, Inc.*	14,975	2,056,367
Incyte Corporation*	87,699	4,996,212
Insulet Corporation*	4,630	793,582
Intuitive Surgical, Inc.*	32,557	12,993,173
IQVIA Holdings, Inc.*	19,293	4,879,007
Laboratory Corporation of America Holdings	9,830	2,147,462
McKesson Corporation	15,139	8,127,372
Mettler-Toledo International, Inc.*	3,103	4,130,993
Moderna, Inc.*	44,540	4,746,182
Molina Healthcare, Inc.*	6,429	2,641,226
Quest Diagnostics, Inc.	16,017	2,132,023
Regeneron Pharmaceuticals, Inc.*	17,342	16,691,502
ResMed, Inc.	12,399	2,455,374
Revvity, Inc.	21,618	2,269,890
Stryker Corporation	33,231	11,892,378
Teleflex, Inc.	4,060	918,250
Thermo Fisher Scientific, Inc.	37,868	22,009,260
UnitedHealth Group, Inc.	88,468	43,765,120
Universal Health Services, Inc. Class B	6,340	1,156,796
Vertex Pharmaceuticals, Inc.*	38,659	16,159,849
Viatris, Inc.	696,689	8,318,467
Waters Corporation*	8,473	2,916,661
West Pharmaceutical Services, Inc.	5,916	2,341,020
Zimmer Biomet Holdings, Inc.	19,616	2,588,920
Zoetis, Inc.	80,822	13,675,891
		474,378,668
Industrials — 8.0%
3M Co.	49,554	5,256,193
A.O. Smith Corporation	16,217	1,450,773
American Airlines Group, Inc.*	39,524	606,693
AMETEK, Inc.	20,180	3,690,922
Automatic Data Processing, Inc.	45,336	11,322,213
Axon Enterprise, Inc.*	6,195	1,938,292
Boeing Co. (The)*	51,055	9,853,105
Broadridge Financial Solutions, Inc.	10,733	2,198,762
Builders FirstSource, Inc.*	6,452	1,345,565
C.H. Robinson Worldwide, Inc.	12,459	948,628
Carrier Global Corporation	75,763	4,404,103
Caterpillar, Inc.	46,694	17,110,083
Cintas Corporation	7,570	5,200,817
	Shares	Value
Copart, Inc.*	60,148	$3,483,772
CSX Corporation	215,904	8,003,561
Cummins, Inc.	12,679	3,735,867
Dayforce, Inc.Δ*	10,792	714,538
Deere & Co.	25,133	10,323,128
Delta Air Lines, Inc.	58,547	2,802,645
Dover Corporation	11,833	2,096,689
Emerson Electric Co.	51,542	5,845,894
Equifax, Inc.	9,414	2,518,433
Expeditors International of Washington, Inc.	8,190	995,658
Fastenal Co.	52,951	4,084,640
FedEx Corporation	20,393	5,908,668
Fortive Corporation	28,087	2,416,044
General Dynamics Corporation	23,726	6,702,358
General Electric Co.	94,408	16,571,436
Honeywell International, Inc.	58,926	12,094,562
Howmet Aerospace, Inc.	32,372	2,215,216
Hubbell, Inc.	4,746	1,969,827
Huntington Ingalls Industries, Inc.	2,805	817,573
IDEX Corporation	6,919	1,688,374
Illinois ToolWorks, Inc.	27,048	7,257,790
Ingersoll-Rand, Inc.	25,879	2,457,211
J.B. Hunt Transport Services, Inc.	9,677	1,928,142
Jacobs Solutions, Inc.	12,155	1,868,588
L3Harris Technologies, Inc.	20,606	4,391,139
Leidos Holdings, Inc.	16,258	2,131,261
Lockheed Martin Corporation	22,600	10,280,062
Masco Corporation	23,878	1,883,497
Nordson Corporation	5,292	1,452,866
Norfolk Southern Corporation	24,732	6,303,445
Northrop Grumman Corporation	14,300	6,844,838
Old Dominion Freight Line, Inc.	14,856	3,258,069
Otis Worldwide Corporation	33,919	3,367,139
PACCAR, Inc.	52,087	6,453,059
Parker-Hannifin Corporation	10,239	5,690,734
Paychex, Inc.	36,801	4,519,163
Paycom Software, Inc.	3,850	766,189
Quanta Services, Inc.Δ	8,814	2,289,877
Republic Services, Inc.	27,745	5,311,503
Robert Half, Inc.	4,920	390,058
Rockwell Automation, Inc.	10,107	2,944,472
Rollins, Inc.	21,375	989,021
RTX Corporation	143,659	14,011,062
Snap-on, Inc.	5,899	1,747,402
Southwest Airlines Co.	82,468	2,407,241
Stanley Black & Decker, Inc.	10,352	1,013,771
Textron, Inc.	15,886	1,523,944
TransDigm Group, Inc.	3,914	4,820,482
Uber Technologies, Inc.*	183,397	14,119,735
Union Pacific Corporation	62,740	15,429,648
United Airlines Holdings, Inc.*	20,930	1,002,128
United Parcel Service, Inc. Class B	71,498	10,626,748
United Rentals, Inc.	4,416	3,184,422
Veralto Corporation	22,137	1,962,666
Verisk Analytics, Inc.	13,988	3,297,391
W.W. Grainger, Inc.	3,331	3,388,626

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Waste Management, Inc.	42,596	$9,079,337
Westinghouse Air Brake Technologies Corporation	13,439	1,957,794
Xylem, Inc.	21,548	2,784,864
		335,450,416
Information Technology — 27.9%
Adobe, Inc.*	41,557	20,969,662
Advanced Micro Devices, Inc.*	146,047	26,360,023
Akamai Technologies, Inc.*	12,022	1,307,513
Amphenol Corporation Class A	54,911	6,333,984
Analog Devices, Inc.	46,113	9,120,690
ANSYS, Inc.*	6,671	2,315,904
Apple, Inc.	1,348,904	231,310,058
Applied Materials, Inc.	74,688	15,402,906
Arista Networks, Inc.*	21,619	6,269,078
Autodesk, Inc.*	18,555	4,832,093
Broadcom, Inc.	40,541	53,733,447
Cadence Design Systems, Inc.*	23,784	7,403,483
CDW Corporation	11,000	2,813,580
Cisco Systems, Inc.	405,216	20,224,331
Cognizant Technology Solutions Corporation Class A	43,107	3,159,312
Corning, Inc.	81,585	2,689,042
Enphase Energy, Inc.*	12,624	1,527,252
EPAM Systems, Inc.*	4,578	1,264,260
F5, Inc.*	3,179	602,707
Fair Isaac Corporation*	1,636	2,044,362
First Solar, Inc.Δ*	9,794	1,653,227
Fortinet, Inc.*	57,750	3,944,902
Gartner, Inc.*	5,374	2,561,625
Gen Digital, Inc.	62,969	1,410,506
Hewlett Packard Enterprise Co.	153,179	2,715,864
HP, Inc.	87,406	2,641,409
Intel Corporation	388,769	17,171,927
International Business Machines Corporation	91,632	17,498,047
Intuit, Inc.	25,035	16,272,750
Jabil, Inc.	6,369	853,128
Juniper Networks, Inc.	33,556	1,243,585
Keysight Technologies, Inc.*	13,420	2,098,620
KLA Corporation	11,615	8,113,891
Lam Research Corporation	11,555	11,226,491
Microchip Technology, Inc.	43,842	3,933,066
Micron Technology, Inc.	101,205	11,931,057
Microsoft Corporation	689,655	290,151,652
Monolithic Power Systems, Inc.	3,722	2,521,357
Motorola Solutions, Inc.	16,360	5,807,473
NetApp, Inc.	19,952	2,094,361
NVIDIA Corporation	228,051	206,057,762
ON Semiconductor Corporation*	33,696	2,478,341
Oracle Corporation	145,192	18,237,567
Palo Alto Networks, Inc.*	27,808	7,901,087
PTC, Inc.*	10,548	1,992,939
Qorvo, Inc.*	3,926	450,823
QUALCOMM, Inc.	103,377	17,501,726
Roper Technologies, Inc.	12,111	6,792,333
Salesforce, Inc.	90,121	27,142,643
ServiceNow, Inc.*	17,894	13,642,386
	Shares	Value
Skyworks Solutions, Inc.	15,419	$1,670,186
Super Micro Computer, Inc.*	4,238	4,280,507
Synopsys, Inc.*	14,009	8,006,143
Teledyne Technologies, Inc.*	4,739	2,034,547
Teradyne, Inc.	9,806	1,106,411
Texas Instruments, Inc.	88,938	15,493,889
Trimble, Inc.*	19,275	1,240,539
Tyler Technologies, Inc.*	3,141	1,334,956
VeriSign, Inc.*	4,350	824,368
Western Digital Corporation*	33,866	2,311,016
Zebra Technologies Corporation Class A*	4,187	1,262,129
		1,167,290,923
Materials — 1.8%
Air Products and Chemicals, Inc.	20,651	5,003,118
Albemarle CorporationΔ	8,321	1,096,208
Avery Dennison Corporation	5,863	1,308,915
Ball CorporationΔ	26,240	1,767,526
Celanese CorporationΔ	7,902	1,358,038
CF Industries Holdings, Inc.	17,573	1,462,249
Corteva, Inc.	61,678	3,556,970
Dow, Inc.	79,059	4,579,888
DuPont de Nemours, Inc.	47,302	3,626,644
Eastman Chemical Co.	14,389	1,442,066
Ecolab, Inc.	20,111	4,643,630
FMC CorporationΔ	14,783	941,677
Freeport-McMoRan, Inc.	123,949	5,828,082
International Flavors & Fragrances, Inc.	23,797	2,046,304
International Paper Co.	43,581	1,700,531
Martin Marietta Materials, Inc.	5,969	3,664,608
Mosaic Co. (The)	35,598	1,155,511
Newmont Corporation	99,812	3,577,262
Nucor Corporation	23,742	4,698,542
Packaging Corporation of America	13,571	2,575,504
PPG Industries, Inc.	18,443	2,672,391
Sherwin-Williams Co. (The)	21,527	7,476,973
Steel Dynamics, Inc.	14,925	2,212,333
Vulcan Materials Co.	17,870	4,877,080
Westrock Co.	21,818	1,078,900
		74,350,950
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc. REIT	13,587	1,751,500
American Tower Corporation REIT	42,370	8,371,888
AvalonBay Communities, Inc. REIT	14,896	2,764,102
Boston Properties, Inc. REIT	11,272	736,174
Camden Property Trust REIT	8,401	826,658
CBRE Group, Inc. Class A*	35,708	3,472,246
CoStar Group, Inc.*	41,877	4,045,318
Crown Castle, Inc. REIT	41,042	4,343,475
Digital Realty Trust, Inc. REIT	27,415	3,948,857
Equinix, Inc. REIT	8,624	7,117,646
Equity Residential REIT	40,640	2,564,791
Essex Property Trust, Inc. REIT	8,395	2,055,180
Extra Space Storage, Inc. REIT	18,800	2,763,600
Federal Realty Investment Trust REIT	2,600	265,512

	Shares	Value
Healthpeak Properties, Inc. REIT	68,876	$1,291,425
Host Hotels & Resorts, Inc. REIT	47,716	986,767
Invitation Homes, Inc. REIT	51,636	1,838,758
Iron Mountain, Inc. REIT	32,755	2,627,279
Kimco Realty Corporation REIT	56,971	1,117,201
Mid-America Apartment Communities, Inc. REIT	12,145	1,598,039
Prologis, Inc. REIT	86,686	11,288,251
Public Storage REIT	15,587	4,521,165
Realty Income Corporation REIT	88,739	4,800,780
Regency Centers Corporation REIT	15,104	914,698
SBA Communications Corporation REIT	9,082	1,968,069
Simon Property Group, Inc. REIT	28,550	4,467,790
UDR, Inc. REIT	34,368	1,285,707
Ventas, Inc. REIT	35,191	1,532,216
Welltower, Inc. REIT	53,971	5,043,050
Weyerhaeuser Co. REIT	61,400	2,204,874
		92,513,016
Utilities — 2.2%
AES Corporation (The)	56,201	1,007,684
Alliant Energy Corporation	22,632	1,140,653
Ameren Corporation	19,884	1,470,621
American Electric Power Co., Inc.	51,288	4,415,897
American Water Works Co., Inc.	28,898	3,531,625
Atmos Energy Corporation	16,716	1,987,031
CenterPoint Energy, Inc.	50,231	1,431,081
CMS Energy Corporation	24,417	1,473,322
Consolidated Edison, Inc.	54,284	4,929,530
Constellation Energy Corporation	27,905	5,158,239
Dominion Energy, Inc.	84,336	4,148,488
DTE Energy Co.	18,119	2,031,865
Duke Energy Corporation	91,743	8,872,466
Edison International	35,412	2,504,691
Entergy Corporation	16,902	1,786,203
Evergy, Inc.	17,247	920,645
Eversource Energy	27,044	1,616,420
Exelon Corporation	97,262	3,654,133
FirstEnergy Corporation	45,258	1,747,864
NextEra Energy, Inc.	184,761	11,808,075
NiSource, Inc.	23,079	638,365
NRG Energy, Inc.	19,377	1,311,629
PG&E Corporation	133,703	2,240,862
Pinnacle West Capital CorporationΔ	4,108	306,991
PPL Corporation	38,698	1,065,356
Public Service Enterprise Group, Inc.	46,751	3,122,032
Sempra	64,983	4,667,729
Southern Co. (The)	123,802	8,881,555
WEC Energy Group, Inc.	35,929	2,950,489
Xcel Energy, Inc.	48,840	2,625,150
		93,446,691
Total Common Stocks (Cost $2,097,572,798)		3,944,963,216
FOREIGN COMMON STOCKS — 3.1%
Canada — 0.0%
Enerflex, Ltd.	6	35
	Shares	Value
Curacao — 0.2%
Schlumberger NV	127,652	$6,996,606
Ireland — 2.2%
Accenture PLC Class AΔ	58,747	20,362,298
Allegion PLC	8,862	1,193,800
Aon PLC Class AΔ	19,060	6,360,703
Eaton Corporation PLCΔ	35,677	11,155,484
Johnson Controls International PLC	67,201	4,389,569
Linde PLCΔ	45,518	21,134,918
Medtronic PLCΔ	146,157	12,737,583
Pentair PLC	6,692	571,764
Seagate Technology Holdings PLC	20,280	1,887,054
STERIS PLC	8,601	1,933,677
Trane Technologies PLC	22,099	6,634,120
Willis Towers Watson PLC	12,561	3,454,275
		91,815,245
Jersey — 0.1%
Amcor PLC	174,148	1,656,147
Aptiv PLC*	26,900	2,142,585
		3,798,732
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,793,472
NXP Semiconductor NV	22,877	5,668,234
		8,461,706
Switzerland — 0.4%
Bunge Global SA	7,541	773,103
Chubb, Ltd.	46,095	11,944,597
Garmin, Ltd.	17,895	2,664,029
TE Connectivity, Ltd.	28,610	4,155,317
		19,537,046
Total Foreign Common Stocks (Cost $76,963,798)		130,609,370
MONEY MARKET FUNDS — 2.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	311,186	311,186
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	68,031,681	68,031,681
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	44,036,765	44,036,765
Total Money Market Funds (Cost $112,379,632)		112,379,632
TOTAL INVESTMENTS — 100.2% (Cost $2,286,916,228)		4,187,952,218
Liabilities in Excess of Other Assets — (0.2)%		(6,306,665)
NET ASSETS — 100.0%		$4,181,645,553

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2024	327	$86,793,975	$1,747,807
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.5%
Communication Services — 4.7%
AMC Entertainment Holdings, Inc. Class AΔ*	343	$1,276
AT&T, Inc.	64,793	1,140,357
Cable One, Inc.	15	6,347
Comcast Corporation Class A	34,992	1,516,903
Electronic Arts, Inc.	2,450	325,042
Fox Corporation Class A	2,285	71,452
Fox Corporation Class B	1,520	43,502
Frontier Communications Parent, Inc.Δ*	1,846	45,227
IAC, Inc.*	1,060	56,540
Interpublic Group of Cos., Inc. (The)	2,902	94,692
Liberty Broadband Corporation*	529	30,275
Liberty Broadband Corporation Class A*	105	5,998
Liberty Media Corporation-Liberty Formula One Class A*	112	6,579
Liberty Media Corporation-Liberty Formula One Class C*	1,591	104,370
Liberty Media Corporation-Liberty Live Class A*	448	18,973
Liberty Media Corporation-Liberty Live Class C*	173	7,581
Liberty Media Corporation-Liberty SiriusXM*	423	12,567
Liberty Media Corporation-Liberty SiriusXM Class A*	1,775	52,718
Live Nation Entertainment, Inc.*	1,059	112,010
New York Times Co. (The) Class A	1,586	68,547
News Corporation Class A	2,285	59,821
News Corporation Class B	1,802	48,762
Nexstar Media Group, Inc. Class AΔ	191	32,907
Omnicom Group, Inc.	1,904	184,231
Paramount Global Class B	5,200	61,204
Roku, Inc.*	807	52,592
Sirius XM Holdings, Inc.Δ	7,642	29,651
Take-Two Interactive Software, Inc.Δ*	1,336	198,383
T-Mobile US, Inc.	5,170	843,847
TripAdvisor, Inc.*	1,766	49,077
Verizon Communications, Inc.	37,080	1,555,877
Walt Disney Co. (The)	15,893	1,944,667
Warner Bros Discovery, Inc.*	17,507	152,836
ZoomInfo Technologies, Inc.*	1,250	20,038
		8,954,849
Consumer Discretionary — 4.8%
ADT, Inc.	2,684	18,035
Advance Auto Parts, Inc.Δ	456	38,801
Aramark	2,497	81,202
AutoNation, Inc.*	330	54,641
AutoZone, Inc.*	26	81,943
Bath & Body Works, Inc.	1,381	69,078
Best Buy Co., Inc.	1,245	102,127
BorgWarner, Inc.	2,686	93,312
Bright Horizons Family Solutions, Inc.*	438	49,652
Brunswick Corporation	768	74,127
Capri Holdings, Ltd.*	604	27,361
	Shares	Value
CarMax, Inc.*	852	$74,218
Carnival Corporation*	8,217	134,266
Carter's, Inc.Δ	444	37,598
Columbia Sportswear Co.Δ	538	43,675
D.R. Horton, Inc.	2,585	425,362
Darden Restaurants, Inc.Δ	843	140,907
Dick's Sporting Goods, Inc.	459	103,211
DoorDash, Inc. Class A*	525	72,303
eBay, Inc.	4,519	238,513
Etsy, Inc.*	247	16,974
Expedia Group, Inc.*	205	28,239
Ford Motor Co.	35,278	468,492
GameStop Corporation Class AΔ*	1,865	23,350
Gap, Inc. (The)	1,948	53,667
General Motors Co.	12,088	548,191
Gentex Corporation	3,478	125,625
Genuine Parts Co.	1,835	284,297
Grand Canyon Education, Inc.*	303	41,272
H&R Block, Inc.	786	38,600
Harley-Davidson, Inc.	462	20,208
Hasbro, Inc.	1,505	85,063
Hilton Worldwide Holdings, Inc.	1,427	304,393
Hyatt Hotels Corporation Class A	418	66,721
Kohl’s Corporation	720	20,988
Lear Corporation	656	95,041
Leggett & Platt, Inc.	530	10,150
Lennar Corporation Class A	2,183	375,432
Lithia Motors, Inc.	189	56,863
LKQ Corporation	4,469	238,689
Lowe’s Cos., Inc.	1,223	311,535
Lucid Group, Inc.Δ*	5,070	14,449
Macy’s, Inc.	2,253	45,037
Marriott Vacations Worldwide Corporation	292	31,457
Mattel, Inc.*	4,610	91,324
McDonald’s Corporation	4,125	1,163,044
Mister Car Wash, Inc.Δ*	754	5,844
Mohawk Industries, Inc.*	337	44,110
Newell Brands, Inc.	2,906	23,335
NIKE, Inc. Class B	4,737	445,183
Norwegian Cruise Line Holdings, Ltd.*	3,153	65,992
NVR, Inc.*	18	145,799
O’Reilly Automotive, Inc.*	95	107,244
Ollie's Bargain Outlet Holdings, Inc.*	617	49,095
Penske Automotive Group, Inc.	192	31,102
Phinia, Inc.	349	13,412
Planet Fitness, Inc. Class A*	477	29,875
Polaris, Inc.	403	40,348
PulteGroup, Inc.	1,309	157,892
PVH Corporation	162	22,779
Ralph Lauren Corporation	379	71,161
RH*	18	6,269
Rivian Automotive, Inc. Class AΔ*	6,171	67,572
Ross Stores, Inc.	556	81,599
Royal Caribbean Cruises, Ltd.*	1,398	194,336
Service Corporation International	1,858	137,882
Skechers U.S.A., Inc. Class A*	658	40,309

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tapestry, Inc.	1,755	$83,327
Tempur Sealy International, Inc.	1,204	68,411
Thor Industries, Inc.	326	38,253
Toll Brothers, Inc.Δ	336	43,468
TopBuild Corporation*	119	52,447
Under Armour, Inc. Class C*	968	6,912
Vail Resorts, Inc.	282	62,838
Valvoline, Inc.*	606	27,009
VF Corporation	3,534	54,212
Wayfair, Inc. Class AΔ*	385	26,134
Whirlpool Corporation	379	45,340
Williams-Sonoma, Inc.	497	157,812
Wyndham Hotels & Resorts, Inc.	505	38,759
Yum! Brands, Inc.	833	115,495
		9,120,988
Consumer Staples — 7.3%
Albertsons Cos., Inc. Class A	2,370	50,813
Archer-Daniels-Midland Co.	4,615	289,868
BJ's Wholesale Club Holdings, Inc.*	631	47,735
Campbell Soup Co.	2,083	92,589
Casey’s General Stores, Inc.	223	71,014
Church & Dwight Co., Inc.	593	61,856
Coca-Cola Co. (The)	23,358	1,429,042
Colgate-Palmolive Co.	6,797	612,070
Conagra Brands, Inc.	5,282	156,559
Coty, Inc. Class A*	5,539	66,246
Darling Ingredients, Inc.*	1,055	49,068
Dollar Tree, Inc.*	1,796	239,137
Estee Lauder Cos., Inc. (The) Class A	1,547	238,470
Flowers Foods, Inc.	2,526	59,993
General Mills, Inc.	6,509	455,435
Grocery Outlet Holding Corporation*	444	12,778
Hershey Co. (The)	526	102,307
Hormel Foods Corporation	3,563	124,313
Ingredion, Inc.	566	66,137
J.M. Smucker Co. (The)	1,236	155,575
Kellanova	3,061	175,365
Kenvue, Inc.	13,949	299,346
Keurig Dr. Pepper, Inc.	11,696	358,716
Kimberly-Clark Corporation	696	90,028
Kraft Heinz Co. (The)	10,013	369,480
Kroger Co. (The)	6,168	352,378
McCormick & Co., Inc. (Non-Voting Shares)	2,235	171,670
Mondelez International, Inc. Class A	13,043	913,010
PepsiCo, Inc.	6,002	1,050,410
Performance Food Group Co.*	469	35,006
Pilgrim’s Pride Corporation*	209	7,173
Post Holdings, Inc.*	304	32,309
Procter & Gamble Co. (The)	17,840	2,894,540
Reynolds Consumer Products, Inc.	1,447	41,326
Seaboard Corporation	3	9,672
Tyson Foods, Inc. Class A	2,592	152,228
U.S. Foods Holding Corporation*	1,212	65,412
Walgreens Boots Alliance, Inc.	6,704	145,410
Walmart, Inc.	39,393	2,370,277
	Shares	Value
WK Kellogg Co.Δ	663	$12,464
		13,927,225
Energy — 7.7%
Antero Midstream Corporation	2,130	29,948
Antero Resources Corporation*	1,429	41,441
Baker Hughes Co.	8,018	268,603
Chesapeake Energy CorporationΔ	923	81,990
Chevron Corporation	15,276	2,409,636
ConocoPhillips	11,019	1,402,498
Coterra Energy, Inc.	6,273	174,891
Devon Energy Corporation	5,467	274,334
Diamondback Energy, Inc.	1,679	332,727
DT Midstream, Inc.	459	28,045
EOG Resources, Inc.	5,199	664,640
EQT Corporation	2,588	95,937
Exxon Mobil Corporation	35,853	4,167,553
Halliburton Co.	4,983	196,430
Hess Corporation	989	150,961
HF Sinclair Corporation	1,101	66,467
Kinder Morgan, Inc.	18,718	343,288
Marathon Oil Corporation	4,540	128,664
Marathon Petroleum Corporation	3,323	669,585
NOV, Inc.	2,112	41,226
Occidental Petroleum CorporationΔ	5,830	378,892
ONEOK, Inc.	4,744	380,326
Ovintiv, Inc.	255	13,235
Phillips 66	3,831	625,756
Pioneer Natural Resources Co.	2,223	583,538
Range Resources Corporation	2,037	70,134
Southwestern Energy Co.*	2,354	17,843
Valero Energy Corporation	3,049	520,434
Williams Cos., Inc. (The)	11,433	445,544
		14,604,566
Financials — 21.4%
Affirm Holdings, Inc.*	2,058	76,681
Aflac, Inc.	5,153	442,437
AGNC Investment Corporation REITΔ	1,368	13,543
Allstate Corporation (The)	2,412	417,300
Ally Financial, Inc.	2,162	87,756
American Express Co.	3,655	832,207
American Financial Group, Inc.	583	79,568
American International Group, Inc.	6,099	476,759
Annaly Capital Management, Inc. REIT	3,135	61,728
Arch Capital Group, Ltd.*	2,563	236,924
Arthur J. Gallagher & Co.	1,924	481,077
Assurant, Inc.	456	85,837
Assured Guaranty, Ltd.	287	25,041
Axis Capital Holdings, Ltd.	655	42,588
Bank of America Corporation	59,715	2,264,393
Bank of New York Mellon Corporation (The)	7,356	423,853
Bank OZKΔ	159	7,228
Berkshire Hathaway, Inc. Class B*	16,136	6,785,511

	Shares	Value
BlackRock, Inc.	1,350	$1,125,495
Block, Inc.*	2,493	210,858
Blue Owl Capital, Inc.	2,268	42,774
Brown & Brown, Inc.	1,366	119,580
Capital One Financial Corporation	3,508	522,306
Carlyle Group, Inc. (The)	1,085	50,897
Cboe Global Markets, Inc.	1,130	207,615
Charles Schwab Corporation (The)	12,768	923,637
Cincinnati Financial Corporation	1,398	173,590
Citigroup, Inc.	16,488	1,042,701
Citizens Financial Group, Inc.	3,357	121,826
CME Group, Inc.	3,517	757,175
CNA Financial Corporation	1,208	54,867
Coinbase Global, Inc. Class A*	1,364	361,624
Columbia Banking System, Inc.	1,700	32,895
Comerica, Inc.	982	54,000
Commerce Bancshares, Inc.	1,310	69,692
Corebridge Financial, Inc.Δ	1,595	45,824
Credit Acceptance Corporation*	27	14,892
Cullen/Frost Bankers, Inc.	436	49,080
Discover Financial Services	2,174	284,990
East West Bancorp, Inc.	887	70,171
Evercore, Inc. Class A	54	10,400
Everest Group, Ltd.	276	109,710
Fidelity National Financial, Inc.	2,377	126,219
Fidelity National Information Services, Inc.	5,579	413,850
Fifth Third Bancorp	5,109	190,106
First American Financial Corporation	743	45,360
First Citizens BancShares, Inc. Class A	82	134,070
First Hawaiian, Inc.Δ	562	12,342
First Horizon Corporation	4,487	69,100
Fiserv, Inc.*	3,871	618,663
FNB Corporation	3,594	50,675
Franklin Resources, Inc.	2,081	58,497
Global Payments, Inc.	2,019	269,860
Globe Life, Inc.	503	58,534
Goldman Sachs Group, Inc. (The)	2,813	1,174,962
Hanover Insurance Group, Inc. (The)	343	46,706
Hartford Financial Services Group, Inc. (The)	2,999	309,047
Houlihan Lokey, Inc.	294	37,688
Huntington Bancshares, Inc.	13,265	185,047
Interactive Brokers Group, Inc. Class A	1,002	111,933
Intercontinental Exchange, Inc.	5,410	743,496
Invesco, Ltd.	1,036	17,187
Jack Henry & Associates, Inc.	408	70,882
Jefferies Financial Group, Inc.	847	37,353
JPMorgan Chase & Co.	25,041	5,015,712
Kemper Corporation	372	23,034
KeyCorp	7,730	122,211
KKR & Co., Inc.	4,369	439,434
Lazard, Inc.	471	19,721
Lincoln National Corporation	535	17,083
Loews Corporation	1,752	137,164
	Shares	Value
M&T Bank Corporation	1,439	$209,288
Markel Corporation*	88	133,890
Marsh & McLennan Cos., Inc.	1,194	245,940
MetLife, Inc.	5,568	412,644
MGIC Investment Corporation	1,510	33,764
Moody’s Corporation	99	38,910
Morgan Stanley	10,500	988,680
MSCI, Inc.	305	170,937
Nasdaq, Inc.	3,486	219,967
NCR Atleos Corporation*	386	7,623
New York Community Bancorp, Inc.Δ	3,240	10,433
Northern Trust Corporation	1,693	150,542
Old Republic International Corporation	2,745	84,326
OneMain Holdings, Inc.	688	35,150
PayPal Holdings, Inc.*	832	55,736
Pinnacle Financial Partners, Inc.	110	9,447
PNC Financial Services Group, Inc. (The)	3,470	560,752
Popular, Inc.	352	31,008
Primerica, Inc.	63	15,936
Principal Financial Group, Inc.	1,733	149,575
Progressive Corporation (The)	1,345	278,173
Prosperity Bancshares, Inc.	992	65,254
Prudential Financial, Inc.	3,287	385,894
Raymond James Financial, Inc.	1,518	194,942
Regions Financial Corporation	7,234	152,203
Reinsurance Group of America, Inc.	566	109,170
RLI Corporation	187	27,764
Robinhood Markets, Inc. Class A*	5,155	103,770
S&P Global, Inc.	2,661	1,132,122
SEI Investments Co.	617	44,362
SLM Corporation	959	20,897
SoFi Technologies, Inc.Δ*	6,461	47,165
State Street Corporation	2,876	222,372
Stifel Financial Corporation	466	36,427
Synchrony Financial	3,426	147,729
T. Rowe Price Group, Inc.	1,891	230,551
TFS Financial CorporationΔ	2,703	33,950
TPG, Inc.	538	24,049
Tradeweb Markets, Inc. Class A	826	86,044
Travelers Cos., Inc. (The)	2,173	500,094
Truist Financial Corporation	10,926	425,895
U.S. Bancorp	13,203	590,174
Unum Group	1,632	87,573
Virtu Financial, Inc. Class A	751	15,411
Voya Financial, Inc.	610	45,091
W.R. Berkley Corporation	1,763	155,920
Webster Financial Corporation	1,035	52,547
Wells Fargo & Co.	32,057	1,858,024
Western Alliance Bancorp	621	39,862
Western Union Co. (The)	2,540	35,509
WEX, Inc.*	99	23,515
White Mountains Insurance Group, Ltd.	8	14,354
Wintrust Financial CorporationΔ	428	44,679

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Zions Bancorp NA	877	$38,062
		40,687,062
Health Care — 11.9%
Abbott Laboratories	14,678	1,668,301
Acadia Healthcare Co., Inc.*	1,050	83,181
Agilent Technologies, Inc.	982	142,891
agilon health, Inc.Δ*	238	1,452
Alnylam Pharmaceuticals, Inc.*	613	91,613
Amedisys, Inc.*	220	20,275
Amgen, Inc.	2,048	582,287
Avantor, Inc.*	6,026	154,085
Azenta, Inc.Δ*	710	42,799
Baxter International, Inc.	4,662	199,254
Becton, Dickinson and Co.	2,602	643,865
Biogen, Inc.*	1,925	415,088
BioMarin Pharmaceutical, Inc.*	2,584	225,687
Bio-Rad Laboratories, Inc. Class A*	239	82,663
Boston Scientific Corporation*	13,221	905,506
Bristol-Myers Squibb Co.	32,353	1,754,503
Cardinal Health, Inc.	1,577	176,466
Catalent, Inc.*	3,269	184,535
Centene Corporation*	5,194	407,625
Certara, Inc.*	1,253	22,404
Charles River Laboratories International, Inc.*	424	114,883
Chemed Corporation	73	46,861
Cigna Group (The)	2,452	890,542
CVS Health Corporation	11,906	949,623
Danaher Corporation	6,111	1,526,039
DENTSPLY SIRONA, Inc.	1,831	60,771
Doximity, Inc. Class A*	1,487	40,015
Elanco Animal Health, Inc.*	17,175	279,609
Elevance Health, Inc.	1,996	1,035,006
Encompass Health Corporation	918	75,808
Enovis CorporationΔ*	373	23,294
Envista Holdings Corporation*	1,454	31,086
Exact Sciences Corporation*	1,641	113,327
Exelixis, Inc.Δ*	6,356	150,828
Fortrea Holdings, Inc.*	797	31,992
GE HealthCare Technologies, Inc.	3,198	290,730
Gilead Sciences, Inc.	13,127	961,553
Globus Medical, Inc. Class A*	372	19,954
HCA Healthcare, Inc.	1,456	485,620
Henry Schein, Inc.*	1,447	109,277
Hologic, Inc.*	2,335	182,037
Humana, Inc.	739	256,226
ICU Medical, Inc.*	185	19,854
Illumina, Inc.*	1,033	141,852
Incyte Corporation*	2,118	120,662
Integra LifeSciences Holdings Corporation*	399	14,145
Ionis Pharmaceuticals, Inc.Δ*	1,914	82,972
IQVIA Holdings, Inc.*	284	71,821
Laboratory Corporation of America Holdings	894	195,303
McKesson Corporation	892	478,870
Moderna, Inc.*	3,174	338,221
Molina Healthcare, Inc.*	304	124,892
	Shares	Value
Organon & Co.	10,570	$198,716
Premier, Inc. Class AΔ	1,336	29,526
Quest Diagnostics, Inc.	1,383	184,091
QuidelOrtho Corporation*	438	20,998
R1 RCM, Inc.*	1,265	16,293
Regeneron Pharmaceuticals, Inc.*	1,025	986,552
Repligen CorporationΔ*	365	67,131
Revvity, Inc.	1,317	138,285
Roivant Sciences, Ltd.*	2,207	23,262
Stryker Corporation	2,385	853,520
Teladoc Health, Inc.*	3,251	49,090
Teleflex, Inc.	413	93,408
Tenet Healthcare CorporationΔ*	811	85,244
Thermo Fisher Scientific, Inc.	1,463	850,310
United Therapeutics Corporation*	758	174,128
UnitedHealth Group, Inc.	1,550	766,785
Universal Health Services, Inc. Class B	520	94,879
Vertex Pharmaceuticals, Inc.*	592	247,462
Viatris, Inc.	48,985	584,881
Zimmer Biomet Holdings, Inc.	1,812	239,148
		22,771,862
Industrials — 12.8%
3M Co.	4,933	523,243
A.O. Smith Corporation	1,076	96,259
Acuity Brands, Inc.	224	60,196
AECOM	1,080	105,926
AGCO Corporation	472	58,065
Alaska Air Group, Inc.*	1,150	49,438
Allison Transmission Holdings, Inc.	407	33,032
American Airlines Group, Inc.*	3,333	51,162
AMETEK, Inc.	1,907	348,790
Automatic Data Processing, Inc.	1,085	270,968
Avis Budget Group, Inc.	89	10,899
Boeing Co. (The)*	4,158	802,452
Broadridge Financial Solutions, Inc.	207	42,406
Builders FirstSource, Inc.*	1,126	234,827
BWX Technologies, Inc.	488	50,079
C.H. Robinson Worldwide, Inc.	126	9,594
CACI International, Inc. Class A*	218	82,585
Carlisle Cos., Inc.	468	183,386
Carrier Global Corporation	7,486	435,161
Caterpillar, Inc.	1,169	428,357
Cintas Corporation	92	63,207
Clean Harbors, Inc.*	363	73,076
Concentrix Corporation	396	26,223
Crane Co.	453	61,214
CSX Corporation	17,054	632,192
Cummins, Inc.	1,295	381,572
Curtiss-Wright Corporation	244	62,449
Dayforce, Inc.*	758	50,187
Deere & Co.	231	94,881
Delta Air Lines, Inc.	5,887	281,811
Donaldson Co., Inc.	810	60,491
Dover Corporation	958	169,748
Dun & Bradstreet Holdings, Inc.	719	7,219
EMCOR Group, Inc.	124	43,425

	Shares	Value
Emerson Electric Co.	4,873	$552,696
Equifax, Inc.	374	100,052
Esab Corporation	375	41,464
Expeditors International of Washington, Inc.	1,024	124,488
Fastenal Co.	1,715	132,295
FedEx Corporation	2,091	605,846
Flowserve CorporationΔ	500	22,840
Fortive Corporation	3,112	267,694
Fortune Brands Innovations, Inc.	689	58,338
FTI Consulting, Inc.*	316	66,452
Generac Holdings, Inc.*	289	36,454
General Dynamics Corporation	2,422	684,191
General Electric Co.	9,289	1,630,498
Genpact, Ltd.	1,201	39,573
Graco, Inc.	941	87,946
HEICO Corporation	37	7,067
HEICO Corporation Class A	81	12,469
Hertz Global Holdings, Inc.Δ*	1,399	10,954
Hexcel Corporation	646	47,061
Honeywell International, Inc.	4,978	1,021,734
Howmet Aerospace, Inc.	2,943	201,389
Hubbell, Inc.	319	132,401
Huntington Ingalls Industries, Inc.	331	96,477
IDEX Corporation	634	154,709
Illinois ToolWorks, Inc.	692	185,684
Ingersoll-Rand, Inc.	3,593	341,155
ITT, Inc.	963	130,997
J.B. Hunt Transport Services, Inc.	721	143,659
Jacobs Solutions, Inc.	1,171	180,018
KBR, Inc.	1,130	71,936
Kirby Corporation*	2,095	199,695
Knight-Swift Transportation Holdings, Inc.	1,485	81,705
L3Harris Technologies, Inc.	1,828	389,547
Landstar System, Inc.	266	51,274
Leidos Holdings, Inc.	1,208	158,357
Lennox International, Inc.	275	134,409
Lincoln Electric Holdings, Inc.	114	29,120
ManpowerGroup, Inc.	282	21,894
Masco Corporation	1,466	115,638
MasTec, Inc.Δ*	176	16,412
MDU Resources Group, Inc.	1,489	37,523
Mercury Systems, Inc.*	340	10,030
Middleby Corporation (The)Δ*	190	30,550
MSA Safety, Inc.	222	42,977
MSC Industrial Direct Co., Inc. Class A	225	21,834
Nordson Corporation	498	136,721
Norfolk Southern Corporation	2,106	536,756
Northrop Grumman Corporation	1,283	614,121
Old Dominion Freight Line, Inc.	196	42,985
Oshkosh Corporation	349	43,524
Otis Worldwide Corporation	3,040	301,781
Owens Corning	682	113,758
PACCAR, Inc.	4,979	616,848
Parker-Hannifin Corporation	1,148	638,047
Paycor HCM, Inc.*	463	9,001
	Shares	Value
Plug Power, Inc.Δ*	1,317	$4,530
Quanta Services, Inc.Δ	657	170,689
RBC Bearings, Inc.*	184	49,744
Regal Beloit Corporation	394	70,959
Republic Services, Inc.	1,989	380,774
Robert Half, Inc.	712	56,447
RTX Corporation	13,053	1,273,059
Ryder System, Inc.	362	43,509
Saia, Inc.*	186	108,810
Schneider National, Inc. Class BΔ	610	13,810
Science Applications International Corporation	391	50,982
Snap-on, Inc.	555	164,402
Southwest Airlines Co.	6,644	193,938
Spirit AeroSystems Holdings, Inc. Class A*	553	19,947
SS&C Technologies Holdings, Inc.	1,442	92,822
Stanley Black & Decker, Inc.	1,152	112,815
Stericycle, Inc.*	330	17,408
Sunrun, Inc.*	1,174	15,473
Tetra Tech, Inc.	243	44,885
Textron, Inc.	1,849	177,375
Timken Co. (The)	350	30,601
TransDigm Group, Inc.	345	424,902
TransUnion	1,412	112,678
U-Haul Holding Co.	729	48,610
U-Haul Holding Co. (New York Exchange)*	81	5,471
Union Pacific Corporation	3,384	832,227
United Airlines Holdings, Inc.*	2,706	129,563
United Parcel Service, Inc. Class B	5,106	758,905
United Rentals, Inc.	404	291,328
Valmont Industries, Inc.	46	10,501
Veralto Corporation	1,617	143,363
Vertiv Holdings Co. Class A	2,551	208,340
Vestis Corporation	55	1,060
Waste Management, Inc.	435	92,720
Watsco, Inc.	153	66,091
WESCO International, Inc.	137	23,465
Westinghouse Air Brake Technologies Corporation	1,601	233,234
WillScot Mobile Mini Holdings Corporation*	592	27,528
Woodward, Inc.	416	64,114
XPO Logistics, Inc.*	972	118,613
Xylem, Inc.	1,878	242,713
		24,395,969
Information Technology — 9.0%
Advanced Micro Devices, Inc.*	5,951	1,074,096
Akamai Technologies, Inc.*	1,184	128,772
Amdocs, Ltd.	1,243	112,330
Amphenol Corporation Class A	2,988	344,666
Analog Devices, Inc.	4,140	818,851
ANSYS, Inc.*	182	63,183
Applied Materials, Inc.	1,091	224,997
AppLovin Corporation Class A*	1,020	70,604
Arrow Electronics, Inc.*	438	56,703

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Aspen Technology, Inc.*	276	$58,865
Avnet, Inc.	501	24,840
BILL Holdings, Inc.*	694	47,692
CCC Intelligent Solutions Holdings, Inc.*	1,695	20,272
Ciena Corporation*	1,092	53,999
Cirrus Logic, Inc.*	450	41,652
Cisco Systems, Inc.	36,851	1,839,233
Cognex Corporation	1,100	46,662
Cognizant Technology Solutions Corporation Class A	4,269	312,875
Coherent Corporation*	975	59,105
Corning, Inc.	7,374	243,047
Crane Holdings Co.	265	16,404
Dolby Laboratories, Inc. Class A	889	74,472
Dropbox, Inc. Class A*	159	3,864
DXC Technology Co.*	1,336	28,337
Entegris, Inc.	857	120,443
F5, Inc.*	408	77,353
First Solar, Inc.*	891	150,401
Gen Digital, Inc.	3,806	85,254
GoDaddy, Inc. Class A*	98	11,631
Guidewire Software, Inc.*	719	83,914
Hewlett Packard Enterprise Co.	11,971	212,246
HP, Inc.	6,109	184,614
Informatica, Inc. Class A*	265	9,275
Intel Corporation	36,326	1,604,519
International Business Machines Corporation	8,115	1,549,640
IPG Photonics Corporation*	106	9,613
Jabil, Inc.	378	50,633
Juniper Networks, Inc.	2,633	97,579
Keysight Technologies, Inc.*	903	141,211
Kyndryl Holdings, Inc.*	1,739	37,841
Lam Research Corporation	35	34,005
Littelfuse, Inc.	202	48,955
Lumentum Holdings, Inc.Δ*	375	17,756
Marvell Technology, Inc.	7,185	509,273
Microchip Technology, Inc.	857	76,881
Micron Technology, Inc.	9,453	1,114,414
MKS Instruments, Inc.	178	23,674
Motorola Solutions, Inc.	71	25,204
nCino, Inc.Δ*	211	7,887
NCR Voyix Corporation*	772	9,750
NetApp, Inc.	1,271	133,417
Nutanix, Inc. Class A*	1,436	88,630
Okta, Inc.*	1,012	105,875
ON Semiconductor Corporation*	3,223	237,052
Oracle Corporation	7,740	972,221
PTC, Inc.*	346	65,373
Pure Storage, Inc. Class A*	615	31,974
Qorvo, Inc.*	625	71,769
QUALCOMM, Inc.	1,106	187,246
Roper Technologies, Inc.	967	542,332
Salesforce, Inc.	2,108	634,887
SentinelOne, Inc. Class A*	1,444	33,660
Skyworks Solutions, Inc.	1,231	133,342
TD SYNNEX Corporation	222	25,108
	Shares	Value
Teledyne Technologies, Inc.*	395	$169,581
Texas Instruments, Inc.	4,578	797,533
Trimble, Inc.*	1,900	122,284
Twilio, Inc. Class A*	964	58,949
Tyler Technologies, Inc.*	82	34,851
Ubiquiti, Inc.Δ	15	1,738
UiPath, Inc. Class A*	819	18,567
Unity Software, Inc.Δ*	1,102	29,423
Universal Display Corporation	134	22,572
VeriSign, Inc.*	499	94,565
Viasat, Inc.*	1,111	20,098
Western Digital Corporation*	3,054	208,405
Wolfspeed, Inc.*	737	21,742
Zebra Technologies Corporation Class A*	206	62,097
Zoom Video Communications, Inc. Class A*	1,817	118,777
		17,103,555
Materials — 3.6%
Air Products and Chemicals, Inc.	1,950	472,426
Albemarle CorporationΔ	891	117,380
Alcoa Corporation	1,294	43,724
AptarGroup, Inc.	791	113,817
Ashland, Inc.	357	34,761
Avery Dennison Corporation	331	73,896
Axalta Coating Systems, Ltd.*	370	12,724
Ball CorporationΔ	2,218	149,404
Berry Global Group, Inc.	252	15,241
Celanese CorporationΔ	700	120,302
CF Industries Holdings, Inc.	1,686	140,292
Chemours Co. (The)	827	21,717
Cleveland-Cliffs, Inc.*	3,198	72,723
Corteva, Inc.	6,123	353,113
Crown Holdings, Inc.	583	46,209
Dow, Inc.	7,112	411,998
DuPont de Nemours, Inc.	4,151	318,257
Eagle Materials, Inc.	91	24,729
Eastman Chemical Co.	839	84,085
Ecolab, Inc.	560	129,304
Element Solutions, Inc.	899	22,457
FMC Corporation	830	52,871
Freeport-McMoRan, Inc.	11,301	531,373
Ginkgo Bioworks Holdings, Inc.Δ*	14,819	17,190
Graphic Packaging Holding Co.	445	12,985
Huntsman Corporation	1,831	47,661
International Flavors & Fragrances, Inc.	2,205	189,608
International Paper Co.	2,923	114,055
Louisiana-Pacific Corporation	566	47,493
Martin Marietta Materials, Inc.	620	380,643
Mosaic Co. (The)	2,576	83,617
NewMarket Corporation	72	45,693
Newmont Corporation	9,687	347,182
Nucor Corporation	2,085	412,622
Olin Corporation	1,045	61,446
Packaging Corporation of America	943	178,963
PPG Industries, Inc.	1,361	197,209

	Shares	Value
Reliance, Inc.	540	$180,457
Royal Gold, Inc.	623	75,888
RPM International, Inc.	912	108,482
Sherwin-Williams Co. (The)	302	104,894
Silgan Holdings, Inc.	886	43,024
Sonoco Products Co.	1,092	63,161
Steel Dynamics, Inc.	1,434	212,562
United States Steel Corporation	1,722	70,223
Vulcan Materials Co.	1,313	358,344
Westlake Corporation	385	58,828
Westrock Co.	2,759	136,433
		6,911,466
Real Estate — 4.6%
Agree Realty Corporation REIT	1,057	60,376
Alexandria Real Estate Equities, Inc. REIT	1,625	209,479
American Homes 4 Rent Class A REIT	3,171	116,629
Americold Realty Trust REITΔ	2,045	50,961
Apartment Income REIT Corporation	1,306	42,406
AvalonBay Communities, Inc. REIT	1,865	346,069
Boston Properties, Inc. REIT	1,492	97,443
Brixmor Property Group, Inc. REIT	1,476	34,612
Camden Property Trust REIT	916	90,134
CBRE Group, Inc. Class A*	3,381	328,768
CoStar Group, Inc.*	2,599	251,063
Cousins Properties, Inc. REIT	1,298	31,204
Crown Castle, Inc. REIT	3,444	364,479
CubeSmart REIT	1,816	82,120
Digital Realty Trust, Inc. REIT	2,745	395,390
EastGroup Properties, Inc. REIT	275	49,437
EPR Properties REIT	259	10,995
Equinix, Inc. REIT	431	355,717
Equity LifeStyle Properties, Inc. REIT	843	54,289
Equity Residential REIT	3,987	251,620
Essex Property Trust, Inc. REIT	650	159,127
Extra Space Storage, Inc. REIT	1,762	259,014
Federal Realty Investment Trust REIT	852	87,006
First Industrial Realty Trust, Inc. REIT	658	34,571
Healthcare Realty Trust, Inc. REIT	5,099	72,151
Healthpeak Properties, Inc. REIT	5,431	101,831
Highwoods Properties, Inc. REIT	625	16,363
Host Hotels & Resorts, Inc. REIT	5,729	118,476
Howard Hughes Holdings, Inc.*	597	43,354
Invitation Homes, Inc. REIT	5,483	195,250
Iron Mountain, Inc. REIT	713	57,190
Jones Lang LaSalle, Inc.*	491	95,789
Kilroy Realty Corporation REIT	743	27,068
Kimco Realty Corporation REIT	6,072	119,072
Medical Properties Trust, Inc. REITΔ	6,269	29,464
Mid-America Apartment Communities, Inc. REIT	1,130	148,685
National Storage Affiliates Trust REIT	423	16,565
NET Lease Office Properties REIT	148	3,522
NNN REIT, Inc.	1,716	73,342
	Shares	Value
Omega Healthcare Investors, Inc. REIT	3,494	$110,655
Prologis, Inc. REIT	8,250	1,074,315
Public Storage REIT	671	194,630
Rayonier, Inc. REIT	888	29,517
Realty Income Corporation REIT	8,585	464,449
Regency Centers Corporation REIT	1,495	90,537
Rexford Industrial Realty, Inc. REIT	1,998	100,499
SBA Communications Corporation REIT	743	161,008
Simon Property Group, Inc. REIT	2,062	322,682
STAG Industrial, Inc. REIT	874	33,597
Sun Communities, Inc. REIT	891	114,565
UDR, Inc. REIT	3,059	114,437
Ventas, Inc. REIT	3,659	159,313
Vornado Realty Trust REITΔ	2,039	58,662
Welltower, Inc. REIT	5,055	472,339
Weyerhaeuser Co. REIT	6,055	217,435
WP Carey, Inc. REIT	2,217	125,127
Zillow Group, Inc. Class A*	576	27,567
Zillow Group, Inc. Class CΔ*	1,218	59,414
		8,811,779
Utilities — 4.7%
AES Corporation (The)	2,762	49,523
Alliant Energy Corporation	1,125	56,700
Ameren Corporation	2,073	153,319
American Electric Power Co., Inc.	4,669	402,001
American Water Works Co., Inc.	2,115	258,474
Atmos Energy Corporation	1,735	206,239
Avangrid, Inc.	595	21,682
CenterPoint Energy, Inc.	4,585	130,627
CMS Energy Corporation	2,613	157,668
Consolidated Edison, Inc.	4,687	425,627
Constellation Energy Corporation	2,652	490,222
Dominion Energy, Inc.	8,040	395,488
DTE Energy Co.	1,700	190,638
Duke Energy Corporation	7,949	768,748
Edison International	2,905	205,471
Entergy Corporation	1,262	133,368
Essential Utilities, Inc.	4,351	161,205
Evergy, Inc.Δ	1,627	86,849
Eversource Energy	2,957	176,740
Exelon Corporation	8,895	334,185
FirstEnergy Corporation	3,450	133,239
National Fuel Gas Co.	495	26,591
NextEra Energy, Inc.	17,263	1,103,278
NiSource, Inc.	4,690	129,725
NRG Energy, Inc.	1,827	123,670
OGE Energy Corporation	248	8,506
PG&E Corporation	14,342	240,372
Pinnacle West Capital CorporationΔ	616	46,034
PPL Corporation	4,429	121,930
Public Service Enterprise Group, Inc.	5,346	357,006
Sempra	6,534	469,337
Southern Co. (The)	10,992	788,566
UGI Corporation	1,214	29,792

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vistra Corporation	1,799	$125,300
WEC Energy Group, Inc.	3,437	282,246
Xcel Energy, Inc.	4,577	246,014
		9,036,380
Total Common Stocks (Cost $151,543,949)		176,325,701
FOREIGN COMMON STOCKS — 5.6%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	298	70,039
Brazil — 0.1%
NU Holdings, Ltd. Class A*	5,601	66,820
XP, Inc. Class A	2,335	59,916
		126,736
Canada — 0.0%
Brookfield Renewable Corporation Class A	748	18,378
RB Global, Inc.	387	29,478
SSR Mining, Inc.	1,640	7,315
		55,171
Curacao — 0.3%
Schlumberger NV	11,657	638,920
Ireland — 3.5%
Aon PLC Class A	1,713	571,662
Eaton Corporation PLC	3,462	1,082,498
ICON PLC*	673	226,094
Jazz Pharmaceuticals PLC*	3,271	393,894
Johnson Controls International PLC	6,140	401,065
Linde PLC	3,952	1,834,993
Medtronic PLC	12,393	1,080,050
nVent Electric PLC	1,046	78,868
Pentair PLC	1,088	92,959
STERIS PLC	964	216,727
Trane Technologies PLC	1,501	450,600
Willis Towers Watson PLC	897	246,675
		6,676,085
Jersey — 0.4%
Amcor PLC	13,514	128,518
Aptiv PLC*	2,434	193,868
Clarivate PLCΔ*	2,929	21,763
Ferguson PLC	1,508	329,392
Janus Henderson Group PLC	927	30,489
		704,030
Netherlands — 0.2%
CNH Industrial NV	6,828	88,491
LyondellBasell Industries NV Class A	2,625	268,485
QIAGEN NV*	2,376	102,144
		459,120
Switzerland — 0.7%
Bunge Global SA	1,227	125,792
Chubb, Ltd.	3,811	987,545
Garmin, Ltd.	1,293	192,489
		1,305,826
	Shares	Value
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.Δ*	321	$16,727
United Kingdom — 0.4%
Royalty Pharma PLC Class A	18,653	566,491
Sensata Technologies Holding PLC	466	17,121
TechnipFMC PLC	2,662	66,843
		650,455
Total Foreign Common Stocks (Cost $8,562,311)		10,703,109
MUTUAL FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $880,853)	5,168	925,641
MONEY MARKET FUNDS — 1.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	394,861	394,861
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	2,702,187	2,702,187
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	282,229	282,229
Total Money Market Funds (Cost $3,379,277)		3,379,277
TOTAL INVESTMENTS — 100.4% (Cost $164,366,390)		191,333,728
Liabilities in Excess of Other Assets — (0.4)%		(751,680)
NET ASSETS — 100.0%		$190,582,048

Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2024	7	$1,857,975	$30,039
S&P 500® Micro E-Mini	06/2024	14	371,595	8,195
Total Futures Contracts outstanding at March 31, 2024			$2,229,570	$38,234
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 84.3%
Communication Services — 5.4%
Alphabet, Inc. Class C*	50,016	$7,615,436
Comcast Corporation Class A	603,979	26,182,490
Electronic Arts, Inc.	59,838	7,938,707
Verizon Communications, Inc.	189,557	7,953,812
Walt Disney Co. (The)	63,715	7,796,167
		57,486,612
Consumer Discretionary — 5.1%
Aramark	197,173	6,412,066
Darden Restaurants, Inc.Δ	31,078	5,194,688
Dick's Sporting Goods, Inc.Δ	33,520	7,537,307
General Motors Co.	94,651	4,292,423
Lennar Corporation Class A	64,887	11,159,266
Lithia Motors, Inc.Δ	22,050	6,633,963
Lowe’s Cos., Inc.	28,990	7,384,623
Starbucks Corporation	56,831	5,193,785
Tapestry, Inc.	25,416	1,206,752
		55,014,873
Consumer Staples — 5.5%
Church & Dwight Co., Inc.	24,464	2,551,840
Coca-Cola Co. (The)	60,713	3,714,421
Colgate-Palmolive Co.	92,684	8,346,194
Conagra Brands, Inc.	148,742	4,408,713
Coty, Inc. Class A*	59,400	710,424
Kenvue, Inc.	356,841	7,657,808
Keurig Dr. Pepper, Inc.	195,200	5,986,784
Kimberly-Clark Corporation	51,957	6,720,638
Lamb Weston Holdings, Inc.	48,712	5,189,289
Mondelez International, Inc. Class A	69,946	4,896,220
PepsiCo, Inc.	32,884	5,755,029
Target Corporation	15,845	2,807,893
		58,745,253
Energy — 5.6%
Baker Hughes Co.	149,205	4,998,367
Chevron Corporation	35,097	5,536,201
Exxon Mobil Corporation	137,695	16,005,667
Halliburton Co.	235,467	9,282,109
Hess Corporation	45,306	6,915,508
Phillips 66	52,180	8,523,081
Pioneer Natural Resources Co.	32,888	8,633,100
		59,894,033
Financials — 19.5%
Allstate Corporation (The)	106,314	18,393,385
American Express Co.	19,708	4,487,315
American International Group, Inc.Δ	146,108	11,421,262
Ameriprise Financial, Inc.	16,600	7,278,104
Apollo Global Management, Inc.	75,165	8,452,304
Bank of New York Mellon Corporation (The)	175,689	10,123,200
Berkshire Hathaway, Inc. Class B*	32,782	13,785,487
BlackRock, Inc.	12,554	10,466,270
Charles Schwab Corporation (The)	131,344	9,501,425
	Shares	Value
Cincinnati Financial Corporation	31,521	$3,913,963
Fidelity National Information Services, Inc.	257,765	19,121,008
Fiserv, Inc.*	66,210	10,581,682
Intercontinental Exchange, Inc.	62,069	8,530,143
JPMorgan Chase & Co.	93,240	18,675,972
M&T Bank Corporation	25,593	3,722,246
Marsh & McLennan Cos., Inc.	14,784	3,045,208
MetLife, Inc.	87,508	6,485,218
Morgan Stanley	71,707	6,751,931
Progressive Corporation (The)	38,301	7,921,413
Reinsurance Group of America, Inc.	36,776	7,093,355
Truist Financial Corporation	164,155	6,398,762
U.S. Bancorp	78,395	3,504,256
Wells Fargo & Co.	138,814	8,045,659
		207,699,568
Health Care — 10.5%
Amgen, Inc.	23,813	6,770,512
Avantor, Inc.*	382,968	9,792,492
Becton, Dickinson and Co.	19,070	4,718,872
Centene Corporation*	110,591	8,679,182
CVS Health Corporation	133,361	10,636,873
Elevance Health, Inc.	23,123	11,990,200
GE HealthCare Technologies, Inc.	45,862	4,169,314
Gilead Sciences, Inc.	72,234	5,291,140
Henry Schein, Inc.*	83,606	6,313,925
McKesson Corporation	20,536	11,024,752
Molina Healthcare, Inc.*	11,813	4,853,135
Quest Diagnostics, Inc.	49,016	6,524,520
UnitedHealth Group, Inc.	15,447	7,641,631
Zimmer Biomet Holdings, Inc.	100,167	13,220,041
		111,626,589
Industrials — 11.0%
AECOM	25,407	2,491,918
Fastenal Co.	79,500	6,132,630
General Electric Co.	61,236	10,748,755
J.B. Hunt Transport Services, Inc.	47,607	9,485,695
Jacobs Solutions, Inc.	49,111	7,549,834
Norfolk Southern Corporation	58,951	15,024,841
Northrop Grumman Corporation	9,330	4,465,898
Paychex, Inc.	40,264	4,944,419
RTX Corporation	54,456	5,311,094
Stanley Black & Decker, Inc.Δ	40,503	3,966,459
Textron, Inc.	91,997	8,825,272
United Parcel Service, Inc. Class B	125,425	18,641,918
Vertiv Holdings Co. Class A	212,937	17,390,565
Xylem, Inc.	18,478	2,388,097
		117,367,395
Information Technology — 10.5%
Akamai Technologies, Inc.*	19,781	2,151,382
Analog Devices, Inc.	19,218	3,801,128
Apple, Inc.	37,057	6,354,534
Broadcom, Inc.	18,569	24,611,538

	Shares	Value
Cisco Systems, Inc.	151,571	$7,564,909
Cognizant Technology Solutions Corporation Class A	83,838	6,144,487
F5, Inc.*	25,506	4,835,682
International Business Machines Corporation	43,076	8,225,793
Microsoft Corporation	16,075	6,763,074
ON Semiconductor Corporation*	36,779	2,705,096
Oracle Corporation	62,312	7,827,010
QUALCOMM, Inc.	67,827	11,483,111
Salesforce, Inc.	15,782	4,753,223
Skyworks Solutions, Inc.	71,869	7,784,850
Texas Instruments, Inc.	41,038	7,149,230
		112,155,047
Materials — 4.3%
Air Products and Chemicals, Inc.	71,981	17,438,837
Axalta Coating Systems, Ltd.*	211,167	7,262,033
DuPont de Nemours, Inc.	102,675	7,872,092
Freeport-McMoRan, Inc.	99,988	4,701,436
Packaging Corporation of America	16,915	3,210,129
Sonoco Products Co.	88,128	5,097,323
		45,581,850
Real Estate — 2.7%
Crown Castle, Inc. REIT	35,289	3,734,635
Jones Lang LaSalle, Inc.*	22,549	4,399,084
Mid-America Apartment Communities, Inc. REIT	27,800	3,657,924
Public Storage REIT	33,028	9,580,102
Simon Property Group, Inc. REIT	27,903	4,366,540
Weyerhaeuser Co. REIT	90,023	3,232,726
		28,971,011
Utilities — 4.2%
AES Corporation (The)	198,541	3,559,840
Atmos Energy Corporation	78,204	9,296,109
Dominion Energy, Inc.	70,915	3,488,309
Duke Energy Corporation	106,750	10,323,793
Entergy Corporation	94,937	10,032,942
NiSource, Inc.	132,656	3,669,265
Pinnacle West Capital CorporationΔ	64,858	4,846,838
		45,217,096
Total Common Stocks (Cost $712,491,597)		899,759,327
FOREIGN COMMON STOCKS — 11.1%
Canada — 0.9%
Enbridge, Inc.	270,057	9,770,662
France — 0.7%
TotalEnergies SE ADRΔ	108,472	7,466,128
Ireland — 4.9%
CRH PLC (London Exchange)	106,345	9,173,320
Johnson Controls International PLC	71,665	4,681,158
Medtronic PLC	312,435	27,228,710
STERIS PLC	12,413	2,790,690
Willis Towers Watson PLC	31,292	8,605,300
		52,479,178
	Shares	Value
Japan — 0.4%
Nintendo Co., Ltd. ADRΔ	285,669	$3,882,242
Jersey — 0.9%
Aptiv PLC*	118,468	9,435,976
Singapore — 0.8%
Flex, Ltd.*	286,645	8,200,914
Switzerland — 1.7%
Nestle SA ADR	37,286	3,959,773
Novartis AGΔ	36,416	3,527,197
Roche Holding AGΔ	28,855	7,367,231
TE Connectivity, Ltd.	26,297	3,819,376
		18,673,577
United Kingdom — 0.8%
Unilever PLC ADRΔ	174,093	8,737,728
Total Foreign Common Stocks (Cost $110,627,520)		118,646,405
MUTUAL FUNDS — 0.6%
iShares Russell 1000 Value ETFΔ (Cost $5,495,335)	34,842	6,240,550
MONEY MARKET FUNDS — 5.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	16,738,096	16,738,096
Northern Institutional U.S. Government Portfolio (Shares), 5.13%Ø	102,553	102,553
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	41,180,650	41,180,650
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	3,763,019	3,763,019
Total Money Market Funds (Cost $61,784,318)		61,784,318
TOTAL INVESTMENTS — 101.8% (Cost $890,398,770)		1,086,430,600
Liabilities in Excess of Other Assets — (1.8)%		(19,364,055)
NET ASSETS — 100.0%		$1,067,066,545

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2024	85	$22,561,125	$275,315
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/28/24	U.S. Dollars	10,426,124	Swiss Francs	9,258,565	UBS	$56,928
06/28/24	U.S. Dollars	8,354,466	British Pounds	6,602,103	MSCS	17,731
06/28/24	U.S. Dollars	2,390,138	Euro	2,197,429	MSCS	10,724
06/28/24	U.S. Dollars	2,389,480	Euro	2,197,429	MLIB	10,066
06/28/24	U.S. Dollars	2,388,860	Euro	2,197,429	JPM	9,446
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$104,895
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.9%
Communication Services — 11.7%
Alphabet, Inc. Class A*	53,225	$8,033,249
Alphabet, Inc. Class C*	44,462	6,769,784
Charter Communications, Inc. Class AΔ*	861	250,232
Iridium Communications, Inc.	1,490	38,978
Liberty Broadband Corporation*	137	7,840
Live Nation Entertainment, Inc.*	287	30,356
Meta Platforms, Inc. Class A	19,696	9,563,984
Netflix, Inc.*	3,788	2,300,566
Nexstar Media Group, Inc. Class AΔ	97	16,712
Pinterest, Inc. Class A*	5,286	183,266
Playtika Holding CorporationΔ	453	3,194
ROBLOX Corporation Class A*	4,320	164,938
Roku, Inc.*	157	10,232
Spotify Technology SA*	1,220	321,958
TKO Group Holdings, Inc.	622	53,747
Trade Desk, Inc. (The) Class A*	3,738	326,776
ZoomInfo Technologies, Inc.*	1,046	16,767
		28,092,579
Consumer Discretionary — 14.4%
Airbnb, Inc. Class A*	3,632	599,135
Amazon.com, Inc.*	80,192	14,465,033
AutoZone, Inc.*	134	422,321
Best Buy Co., Inc.	248	20,343
Booking Holdings, Inc.	314	1,139,154
Bright Horizons Family Solutions, Inc.*	70	7,935
Burlington Stores, Inc.*	482	111,916
CarMax, Inc.*	86	7,491
Cava Group, Inc.*	336	23,537
Chipotle Mexican Grill, Inc.*	249	723,786
Choice Hotels International, Inc.Δ	278	35,125
Coupang, Inc.*	10,023	178,309
Crocs, Inc.*	433	62,265
Darden Restaurants, Inc.Δ	717	119,847
Deckers Outdoor Corporation*	222	208,960
Domino’s Pizza, Inc.	319	158,505
DoorDash, Inc. Class A*	2,032	279,847
eBay, Inc.	359	18,948
Etsy, Inc.*	556	38,208
Expedia Group, Inc.*	723	99,593
Five Below, Inc.*	413	74,910
Floor & Decor Holdings, Inc. Class A*	853	110,566
H&R Block, Inc.	1,223	60,062
Hilton Worldwide Holdings, Inc.	1,121	239,121
Home Depot, Inc. (The)	9,005	3,454,318
Lowe’s Cos., Inc.	3,824	974,088
Lululemon Athletica, Inc.*	959	374,633
Marriott International, Inc. Class A	2,172	548,017
McDonald’s Corporation	2,936	827,805
Murphy U.S.A., Inc.	172	72,102
NIKE, Inc. Class B	5,442	511,439
Norwegian Cruise Line Holdings, Ltd.*	1,153	24,132
NVR, Inc.*	2	16,200
	Shares	Value
O’Reilly Automotive, Inc.*	468	$528,316
Peloton Interactive, Inc. Class A*	2,924	12,529
Planet Fitness, Inc. Class A*	450	28,184
Pool Corporation	333	134,366
RH*	18	6,269
Ross Stores, Inc.	2,748	403,297
Royal Caribbean Cruises, Ltd.*	555	77,151
Service Corporation International	800	59,368
Starbucks Corporation	10,010	914,814
Tesla, Inc.*	24,495	4,305,976
Texas Roadhouse, Inc.	637	98,397
TJX Cos., Inc. (The)	10,377	1,052,435
TopBuild Corporation*	33	14,544
Tractor Supply Co.	951	248,896
Travel + Leisure Co.	386	18,899
Ulta Beauty, Inc.*	399	208,629
Vail Resorts, Inc.	104	23,174
Valvoline, Inc.*	360	16,045
Victoria's Secret & Co.Δ*	263	5,097
Wayfair, Inc. Class AΔ*	267	18,124
Wendy's Co. (The)	2,797	52,695
Williams-Sonoma, Inc.	96	30,483
Wingstop, Inc.	228	83,539
Wyndham Hotels & Resorts, Inc.	239	18,343
YETI Holdings, Inc.*	280	10,794
Yum! Brands, Inc.	2,527	350,369
		34,728,384
Consumer Staples — 4.2%
Albertsons Cos., Inc. Class A	1,982	42,494
BJ's Wholesale Club Holdings, Inc.*	617	46,676
Casey’s General Stores, Inc.	66	21,018
Celsius Holdings, Inc.*	1,272	105,474
Church & Dwight Co., Inc.	2,239	233,550
Clorox Co. (The)	1,161	177,761
Coca-Cola Co. (The)	19,537	1,195,274
Costco Wholesale Corporation	3,987	2,920,996
Dollar General Corporation	2,061	321,640
Estee Lauder Cos., Inc. (The) Class A	669	103,126
Hershey Co. (The)	1,263	245,654
Kenvue, Inc.	6,569	140,971
Kimberly-Clark Corporation	3,638	470,575
Lamb Weston Holdings, Inc.	1,280	136,358
Monster Beverage Corporation*	6,988	414,249
PepsiCo, Inc.	9,224	1,614,292
Performance Food Group Co.*	624	46,575
Procter & Gamble Co. (The)	4,613	748,459
Sysco Corporation	4,828	391,937
Target Corporation	4,097	726,029
		10,103,108
Energy — 0.4%
APA CorporationΔ	1,788	61,471
Cheniere Energy, Inc.	2,145	345,946
Halliburton Co.	1,057	41,667
Hess Corporation	1,266	193,242
New Fortress Energy, Inc.Δ	351	10,737
ONEOK, Inc.	280	22,448

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ovintiv, Inc.	1,172	$60,827
Targa Resources Corporation	1,790	200,462
Texas Pacific Land Corporation	135	78,099
		1,014,899
Financials — 6.2%
American Express Co.	1,742	396,636
Ameriprise Financial, Inc.	952	417,395
Apollo Global Management, Inc.	4,627	520,306
Arch Capital Group, Ltd.*	583	53,893
Ares Management Corporation Class A	1,591	211,571
Arthur J. Gallagher & Co.	183	45,757
Blackstone, Inc.	6,246	820,537
Block, Inc.*	1,555	131,522
Blue Owl Capital, Inc.	717	13,523
Brown & Brown, Inc.	886	77,560
Corpay, Inc.*	536	165,377
Equitable Holdings, Inc.	3,185	121,062
Euronet Worldwide, Inc.*	182	20,007
Everest Group, Ltd.	79	31,402
FactSet Research Systems, Inc.	348	158,128
First Citizens BancShares, Inc. Class A	6	9,810
Fiserv, Inc.*	1,592	254,433
Jack Henry & Associates, Inc.	233	40,479
Kinsale Capital Group, Inc.	216	113,344
KKR & Co., Inc.	1,526	153,485
Lincoln National Corporation	267	8,525
LPL Financial Holdings, Inc.	702	185,468
MarketAxess Holdings, Inc.	299	65,556
Marsh & McLennan Cos., Inc.	3,760	774,485
Mastercard, Inc. Class A	7,453	3,589,141
Moody’s Corporation	1,297	509,760
Morningstar, Inc.	227	70,000
MSCI, Inc.	362	202,883
PayPal Holdings, Inc.*	8,435	565,061
Primerica, Inc.	280	70,829
Progressive Corporation (The)	4,051	837,828
RLI Corporation	159	23,607
Ryan Specialty Holdings, Inc.	1,138	63,159
S&P Global, Inc.	264	112,319
Shift4 Payments, Inc. Class AΔ*	282	18,632
Toast, Inc. Class A*	2,731	68,056
Tradeweb Markets, Inc. Class A	511	53,231
Visa, Inc. Class AΔ	14,386	4,014,845
Western Union Co. (The)	22	308
WEX, Inc.*	111	26,366
		15,016,286
Health Care — 10.0%
10X Genomics, Inc. Class A*	604	22,668
Abbott Laboratories	1,584	180,037
Agilent Technologies, Inc.	2,429	353,444
agilon health, Inc.Δ*	2,522	15,384
Align Technology, Inc.*	680	222,986
Alnylam Pharmaceuticals, Inc.*	1,378	205,942
Amgen, Inc.	4,036	1,147,516
	Shares	Value
Apellis Pharmaceuticals, Inc.*	1,057	$62,130
BioMarin Pharmaceutical, Inc.*	2,293	200,271
Bruker Corporation	974	91,498
Cardinal Health, Inc.	1,257	140,658
Cencora, Inc.	1,663	404,092
Certara, Inc.*	504	9,012
Chemed Corporation	120	77,032
Cigna Group (The)	227	82,444
DaVita, Inc.*	574	79,241
Dexcom, Inc.*	3,470	481,289
Doximity, Inc. Class A*	274	7,373
Edwards Lifesciences Corporation*	5,576	532,843
Elevance Health, Inc.	371	192,378
Eli Lilly and Co.	7,637	5,941,281
Exact Sciences Corporation*	1,401	96,753
Exelixis, Inc.*	9,328	221,353
GE HealthCare Technologies, Inc.	294	26,728
Globus Medical, Inc. Class A*	460	24,674
HCA Healthcare, Inc.	414	138,081
Humana, Inc.	536	185,842
IDEXX Laboratories, Inc.*	727	392,529
Illumina, Inc.*	411	56,439
Incyte Corporation*	3,899	222,126
Inspire Medical Systems, Inc.*	227	48,757
Insulet Corporation*	553	94,784
Intuitive Surgical, Inc.*	3,165	1,263,120
Ionis Pharmaceuticals, Inc.*	3,609	156,450
IQVIA Holdings, Inc.*	1,657	419,039
Maravai LifeSciences Holdings, Inc. Class A*	994	8,618
Masimo Corporation*	378	55,509
McKesson Corporation	515	276,478
Medpace Holdings, Inc.*	235	94,975
Mettler-Toledo International, Inc.*	218	290,221
Molina Healthcare, Inc.*	304	124,892
Natera, Inc.*	1,411	129,050
Neurocrine Biosciences, Inc.*	2,068	285,219
Penumbra, Inc.*	275	61,374
Regeneron Pharmaceuticals, Inc.*	310	298,372
Repligen Corporation*	187	34,393
ResMed, Inc.	1,352	267,737
Roivant Sciences, Ltd.*	5,324	56,115
Sarepta Therapeutics, Inc.*	1,265	163,767
Shockwave Medical, Inc.*	291	94,758
Sotera Health Co.*	125	1,501
Stryker Corporation	926	331,388
Tandem Diabetes Care, Inc.*	305	10,800
Thermo Fisher Scientific, Inc.	2,296	1,334,458
Ultragenyx Pharmaceutical, Inc.*	2,033	94,921
UnitedHealth Group, Inc.	7,054	3,489,614
Veeva Systems, Inc. Class A*	1,309	303,282
Vertex Pharmaceuticals, Inc.*	2,616	1,093,514
Waters Corporation*	601	206,882
West Pharmaceutical Services, Inc.	691	273,436
Zoetis, Inc.	4,446	752,308
		23,929,776

	Shares	Value
Industrials — 5.6%
Advanced Drainage Systems, Inc.	574	$98,866
Allison Transmission Holdings, Inc.	19	1,542
American Airlines Group, Inc.*	1,345	20,646
Armstrong World Industries, Inc.	72	8,944
Automatic Data Processing, Inc.	3,319	828,887
Axon Enterprise, Inc.*	570	178,342
Boeing Co. (The)*	592	114,250
Booz Allen Hamilton Holding Corporation	1,243	184,511
Broadridge Financial Solutions, Inc.	942	192,978
C.H. Robinson Worldwide, Inc.	854	65,024
Caterpillar, Inc.	3,397	1,244,763
ChargePoint Holdings, Inc.Δ*	917	1,742
Cintas Corporation	714	490,539
Copart, Inc.*	7,502	434,516
CSX Corporation	2,523	93,528
Dayforce, Inc.*	103	6,820
Deere & Co.	2,126	873,233
Delta Air Lines, Inc.	491	23,504
Donaldson Co., Inc.	411	30,694
EMCOR Group, Inc.	211	73,892
Equifax, Inc.	704	188,334
Fastenal Co.	3,895	300,460
FTI Consulting, Inc.*	121	25,445
Genpact, Ltd.	801	26,393
Graco, Inc.	502	46,917
HEICO Corporation	472	90,152
HEICO Corporation Class A	496	76,354
Honeywell International, Inc.	1,006	206,482
Hubbell, Inc.	221	91,726
IDEX Corporation	18	4,392
Illinois ToolWorks, Inc.	2,216	594,619
J.B. Hunt Transport Services, Inc.	180	35,865
KBR, Inc.	382	24,318
Landstar System, Inc.	234	45,106
Lincoln Electric Holdings, Inc.	453	115,714
Lockheed Martin Corporation	2,031	923,841
Lyft, Inc. Class AΔ*	3,446	66,680
Northrop Grumman Corporation	134	64,140
Old Dominion Freight Line, Inc.	1,624	356,159
Otis Worldwide Corporation	378	37,524
Paychex, Inc.	3,012	369,874
Paycom Software, Inc.	371	73,833
Paylocity Holding Corporation*	293	50,355
Quanta Services, Inc.Δ	371	96,386
Rockwell Automation, Inc.	1,008	293,661
Rollins, Inc.	2,329	107,763
SiteOne Landscape Supply, Inc.*	59	10,298
Tetra Tech, Inc.	83	15,331
Toro Co. (The)	733	67,165
TransDigm Group, Inc.	84	103,454
Trex Co., Inc.*	871	86,882
Uber Technologies, Inc.*	17,594	1,354,562
U-Haul Holding Co.	627	41,808
Union Pacific Corporation	2,450	602,529
United Parcel Service, Inc. Class B	1,848	274,668
United Rentals, Inc.	112	80,764
	Shares	Value
Valmont Industries, Inc.	28	$6,392
Verisk Analytics, Inc.	1,262	297,491
W.W. Grainger, Inc.	398	404,885
Waste Management, Inc.	3,588	764,782
Watsco, Inc.	68	29,374
WillScot Mobile Mini Holdings Corporation*	504	23,436
Xylem, Inc.	111	14,346
		13,457,881
Information Technology — 41.9%
Adobe, Inc.*	4,034	2,035,556
Advanced Micro Devices, Inc.*	8,086	1,459,442
Allegro MicroSystems, Inc.*	447	12,051
Amphenol Corporation Class A	2,724	314,213
ANSYS, Inc.*	633	219,752
Apple, Inc.	129,882	22,272,165
Applied Materials, Inc.	6,290	1,297,187
AppLovin Corporation Class A*	544	37,656
Arista Networks, Inc.*	2,244	650,715
Atlassian Corporation Class A*	1,322	257,935
Autodesk, Inc.*	1,909	497,142
Bentley Systems, Inc. Class B	1,697	88,617
Broadcom, Inc.	3,843	5,093,551
Cadence Design Systems, Inc.*	2,417	752,364
CDW Corporation	1,163	297,472
Cloudflare, Inc. Class A*	2,570	248,853
Confluent, Inc. Class A*	1,501	45,811
Crowdstrike Holdings, Inc. Class A*	1,866	598,221
Datadog, Inc. Class A*	2,499	308,876
DocuSign, Inc.*	1,770	105,404
DoubleVerify Holdings, Inc.*	1,535	53,971
Dropbox, Inc. Class A*	1,845	44,834
Dynatrace, Inc.*	2,321	107,787
Enphase Energy, Inc.*	1,217	147,233
Entegris, Inc.	79	11,103
EPAM Systems, Inc.*	472	130,348
Fair Isaac Corporation*	213	266,167
Five9, Inc.*	486	30,185
Fortinet, Inc.*	5,569	380,418
Gartner, Inc.*	701	334,146
Gen Digital, Inc.	873	19,555
Gitlab, Inc. Class A*	848	49,455
Globant SA*	384	77,530
GoDaddy, Inc. Class A*	806	95,656
HashiCorp, Inc. Class A*	817	22,018
HP, Inc.	1,258	38,017
HubSpot, Inc.*	382	239,346
Intuit, Inc.	2,448	1,591,200
Jabil, Inc.	669	89,613
Keysight Technologies, Inc.*	338	52,856
KLA Corporation	1,178	822,915
Lam Research Corporation	1,100	1,068,727
Lattice Semiconductor CorporationΔ*	936	73,223
Manhattan Associates, Inc.*	552	138,127
Microchip Technology, Inc.	3,086	276,845
Microsoft Corporation	66,365	27,921,083
MongoDB, Inc.*	573	205,501

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Monolithic Power Systems, Inc.	393	$266,226
Motorola Solutions, Inc.	1,497	531,405
NetApp, Inc.	830	87,125
Nutanix, Inc. Class A*	480	29,626
NVIDIA Corporation	21,140	19,101,258
Okta, Inc.*	52	5,440
Oracle Corporation	5,839	733,437
Palantir Technologies, Inc. Class A*	16,618	382,380
Palo Alto Networks, Inc.*	2,751	781,642
Pegasystems, Inc.	132	8,532
Procore Technologies, Inc.*	635	52,178
PTC, Inc.*	543	102,594
Pure Storage, Inc. Class A*	1,929	100,289
QUALCOMM, Inc.	8,671	1,468,000
RingCentral, Inc. Class AΔ*	475	16,502
Salesforce, Inc.	6,339	1,909,180
ServiceNow, Inc.*	1,796	1,369,270
Smartsheet, Inc. Class A*	1,211	46,624
Snowflake, Inc. Class A*	2,846	459,914
Synopsys, Inc.*	1,353	773,239
Teradata Corporation*	688	26,605
Teradyne, Inc.Δ	942	106,286
Texas Instruments, Inc.	3,385	589,701
Twilio, Inc. Class A*	353	21,586
Tyler Technologies, Inc.*	321	136,428
Ubiquiti, Inc.Δ	16	1,854
UiPath, Inc. Class A*	2,306	52,277
Unity Software, Inc.Δ*	906	24,190
Universal Display Corporation	150	25,268
VeriSign, Inc.*	31	5,875
Workday, Inc. Class A*	1,822	496,950
Zebra Technologies Corporation Class A*	28	8,440
Zscaler, Inc.*	735	141,583
		100,742,746
Materials — 0.6%
Avery Dennison Corporation	199	44,427
Eagle Materials, Inc.	141	38,317
Ecolab, Inc.	1,645	379,830
FMC Corporation	132	8,408
Graphic Packaging Holding Co.	1,018	29,705
PPG Industries, Inc.	264	38,254
RPM International, Inc.	160	19,032
Scotts Miracle-Gro Co. (The)Δ	130	9,697
Sealed Air Corporation	435	16,182
Sherwin-Williams Co. (The)	1,679	583,167
Southern Copper Corporation	942	100,342
Vulcan Materials Co.	294	80,238
		1,347,599
Real Estate — 0.8%
American Tower Corporation REIT	4,185	826,914
CoStar Group, Inc.*	1,582	152,821
	Shares	Value
Crown Castle, Inc. REIT	539	$57,042
Equinix, Inc. REIT	412	340,036
Equity LifeStyle Properties, Inc. REIT	686	44,178
Iron Mountain, Inc. REIT	1,257	100,824
Lamar Advertising Co. Class A REIT	504	60,183
Public Storage REIT	835	242,200
SBA Communications Corporation REIT	61	13,219
Simon Property Group, Inc. REIT	718	112,360
Sun Communities, Inc. REIT	275	35,360
		1,985,137
Utilities — 0.1%
AES Corporation (The)	4,723	84,683
Vistra Corporation	1,055	73,481
		158,164
Total Common Stocks (Cost $166,759,979)		230,576,559
FOREIGN COMMON STOCKS — 1.3%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	163	38,310
Brazil — 0.1%
NU Holdings, Ltd. Class A*	14,654	174,822
Canada — 0.1%
RB Global, Inc.	1,387	105,648
Ireland — 1.1%
Accenture PLC Class A	5,710	1,979,143
Allegion PLC	734	98,877
ICON PLC*	191	64,167
Jazz Pharmaceuticals PLC*	694	83,572
Linde PLC	451	209,408
Trane Technologies PLC	664	199,333
Willis Towers Watson PLC	121	33,275
		2,667,775
Jersey — 0.0%
Ferguson PLC	154	33,638
Novocure, Ltd.*	838	13,098
		46,736
Netherlands — 0.0%
Elastic NV*	701	70,268
Total Foreign Common Stocks (Cost $2,590,753)		3,103,559
MUTUAL FUNDS — 0.8%
iShares Russell 1000 Growth ETFΔ (Cost $1,986,978)	5,930	1,998,706
MONEY MARKET FUNDS — 2.1%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	179,225	179,225

	Shares	Value
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	3,350,219	$3,350,219
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,418,051	1,418,051
Total Money Market Funds (Cost $4,947,495)		4,947,495
TOTAL INVESTMENTS — 100.1% (Cost $176,285,205)		240,626,319
Liabilities in Excess of Other Assets — (0.1)%		(327,963)
NET ASSETS — 100.0%		$240,298,356
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2024	15	$3,981,375	$23,614
S&P 500® Micro E-Mini	06/2024	19	504,308	11,121
Total Futures Contracts outstanding at March 31, 2024			$4,485,683	$34,735
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.2%
Communication Services — 13.6%
Alphabet, Inc. Class A*	478,696	$72,249,587
Alphabet, Inc. Class C*	158,280	24,099,713
Live Nation Entertainment, Inc.Δ*	116,299	12,300,945
Meta Platforms, Inc. Class A	135,384	65,739,763
Netflix, Inc.*	58,574	35,573,747
Spotify Technology SA*	10,013	2,642,431
Trade Desk, Inc. (The) Class A*	18,868	1,649,441
Walt Disney Co. (The)	119,670	14,642,821
		228,898,448
Consumer Discretionary — 14.3%
Airbnb, Inc. Class A*	18,208	3,003,592
Amazon.com, Inc.*	655,929	118,316,473
AutoZone, Inc.*	1,226	3,863,923
Booking Holdings, Inc.	895	3,246,953
Chipotle Mexican Grill, Inc.*	7,461	21,687,411
D.R. Horton, Inc.	38,776	6,380,591
DoorDash, Inc. Class A*	43,849	6,038,884
Floor & Decor Holdings, Inc. Class AΔ*	13,251	1,717,595
Lowe’s Cos., Inc.	11,445	2,915,385
Marriott International, Inc. Class A	23,263	5,869,487
MercadoLibre, Inc.*	3,527	5,332,683
NIKE, Inc. Class B	74,488	7,000,382
O’Reilly Automotive, Inc.*	11,028	12,449,289
Starbucks Corporation	149,321	13,646,446
Tesla, Inc.*	134,984	23,728,837
Yum China Holdings, Inc.	38,128	1,517,113
Yum! Brands, Inc.	32,586	4,518,049
		241,233,093
Consumer Staples — 2.7%
Celsius Holdings, Inc.*	57,837	4,795,844
Costco Wholesale Corporation	19,214	14,076,753
Monster Beverage Corporation*	447,522	26,529,104
		45,401,701
Energy — 0.2%
Cheniere Energy, Inc.	4,317	696,246
ConocoPhillips	19,332	2,460,577
		3,156,823
Financials — 7.1%
Apollo Global Management, Inc.	100,603	11,312,807
Blackstone, Inc.	23,797	3,126,212
Block, Inc.*	109,101	9,227,763
Carlyle Group, Inc. (The)Δ	253,164	11,875,923
FactSet Research Systems, Inc.	12,406	5,637,162
KKR & Co., Inc.	23,875	2,401,348
Mastercard, Inc. Class A	88,634	42,683,475
PayPal Holdings, Inc.*	54,289	3,636,820
SEI Investments Co.	70,671	5,081,245
Visa, Inc. Class AΔ	92,518	25,819,924
		120,802,679
Health Care — 9.1%
10X Genomics, Inc. Class A*	20,682	776,195
Agilent Technologies, Inc.	45,464	6,615,467
	Shares	Value
Align Technology, Inc.*	7,111	$2,331,839
Dexcom, Inc.*	29,871	4,143,108
Edwards Lifesciences Corporation*	39,394	3,764,491
Eli Lilly and Co.	31,660	24,630,214
Exact Sciences Corporation*	23,563	1,627,261
HCA Healthcare, Inc.	1,028	342,869
Illumina, Inc.*	34,987	4,804,415
Intuitive Surgical, Inc.*	62,706	25,025,337
McKesson Corporation	10,366	5,564,987
Regeneron Pharmaceuticals, Inc.*	18,193	17,510,581
Thermo Fisher Scientific, Inc.	10,097	5,868,477
Ultragenyx Pharmaceutical, Inc.*	23,590	1,101,417
UnitedHealth Group, Inc.	44,179	21,855,351
Veeva Systems, Inc. Class A*	31,324	7,257,457
Vertex Pharmaceuticals, Inc.*	24,978	10,441,054
Zoetis, Inc.	54,868	9,284,214
		152,944,734
Industrials — 4.4%
Boeing Co. (The)*	106,231	20,501,521
Copart, Inc.*	236,521	13,699,296
Deere & Co.	8,536	3,506,077
Expeditors International of Washington, Inc.	47,085	5,724,123
Quanta Services, Inc.Δ	10,329	2,683,474
TransDigm Group, Inc.	5,350	6,589,060
Uber Technologies, Inc.*	245,302	18,885,801
W.W. Grainger, Inc.	3,251	3,307,242
		74,896,594
Information Technology — 37.5%
Adobe, Inc.*	7,208	3,637,157
Advanced Micro Devices, Inc.*	129,166	23,313,171
Amphenol Corporation Class A	34,686	4,001,030
Apple, Inc.	392,771	67,352,371
Arista Networks, Inc.*	13,220	3,833,536
Atlassian Corporation Class A*	11,805	2,303,274
Autodesk, Inc.*	47,485	12,366,044
Broadcom, Inc.	10,037	13,303,140
Cloudflare, Inc. Class A*	10,517	1,018,361
Cognizant Technology Solutions Corporation Class A	16,445	1,205,254
Datadog, Inc. Class A*	23,860	2,949,096
Entegris, Inc.	17,758	2,495,709
HubSpot, Inc.*	4,337	2,717,391
Intuit, Inc.	34,655	22,525,750
Jabil, Inc.	17,135	2,295,233
Lam Research Corporation	21,827	21,206,458
Microsoft Corporation	396,536	166,830,626
MongoDB, Inc.*	3,821	1,370,364
NVIDIA Corporation	145,895	131,824,886
Okta, Inc.*	24,560	2,569,467
Oracle Corporation	208,812	26,228,875
Palo Alto Networks, Inc.*	54,314	15,432,237
QUALCOMM, Inc.	45,580	7,716,694
Salesforce, Inc.	138,810	41,806,796
ServiceNow, Inc.*	32,792	25,000,621
Snowflake, Inc. Class A*	17,678	2,856,765
Synopsys, Inc.*	10,312	5,893,308

	Shares	Value
Texas Instruments, Inc.	61,972	$10,796,142
Workday, Inc. Class A*	26,736	7,292,244
		632,142,000
Materials — 0.8%
Freeport-McMoRan, Inc.	21,783	1,024,237
Martin Marietta Materials, Inc.	20,161	12,377,644
		13,401,881
Real Estate — 0.5%
CoStar Group, Inc.*	96,637	9,335,134
Total Common Stocks (Cost $978,796,438)		1,522,213,087
FOREIGN COMMON STOCKS — 5.2%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	282,665	3,372,193
Canada — 0.9%
Shopify, Inc. Class AΔ*	203,469	15,701,703
China — 0.2%
Alibaba Group Holding, Ltd. ADR	38,996	2,821,751
Ireland — 2.8%
Accenture PLC Class A	55,477	19,228,883
Eaton Corporation PLC	27,231	8,514,589
Linde PLC	28,686	13,319,483
Trane Technologies PLC	17,039	5,115,108
		46,178,063
Netherlands — 0.3%
ASML Holding NV (NASDAQ Exchange)	5,633	5,466,657
Singapore — 0.1%
Sea, Ltd. ADR*	31,862	1,711,308
	Shares	Value
Switzerland — 0.5%
Novartis AG ADRΔ	47,088	$4,554,822
Roche Holding AG ADRΔ	107,116	3,419,143
		7,973,965
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,214	3,974,565
Total Foreign Common Stocks (Cost $73,745,690)		87,200,205
MONEY MARKET FUNDS — 4.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	2,182,901	2,182,901
Northern Institutional U.S. Government Portfolio (Shares), 5.13%Ø	246,422	246,422
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	68,782,318	68,782,318
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	7,329,282	7,329,282
Total Money Market Funds (Cost $78,540,923)		78,540,923
TOTAL INVESTMENTS — 100.1% (Cost $1,131,083,051)		1,687,954,215
Liabilities in Excess of Other Assets — (0.1)%		(1,205,278)
NET ASSETS — 100.0%		$1,686,748,937
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2024	160	$42,468,000	$438,821
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.3%
Communication Services — 2.1%
ATN International, Inc.Δ	18,425	$580,480
Bandwidth, Inc. Class A*	21,574	393,941
Cable One, Inc.	4,279	1,810,573
Cardlytics, Inc.Δ*	3,500	50,715
Entravision Communications Corporation Class AΔ	180,097	295,359
Eventbrite, Inc. Class AΔ*	11,094	60,795
fuboTV, Inc.Δ*	17,700	27,966
IAC, Inc.*	45,730	2,439,238
Integral Ad Science Holding Corporation*	315,270	3,143,242
Madison Square Garden Entertainment Corporation*	4,958	194,403
MediaAlpha, Inc. Class A*	123,635	2,518,445
Outbrain, Inc.*	3,625	14,319
Playstudios, Inc.*	10,069	27,992
Playtika Holding CorporationΔ	32,969	232,431
PubMatic, Inc. Class A*	19,650	466,098
Scholastic Corporation	7,335	276,603
Stagwell, Inc.Δ*	56,012	348,395
Townsquare Media, Inc. Class A	11,438	125,589
TrueCar, Inc.*	13,002	44,077
Vimeo, Inc.*	47,437	194,017
WideOpenWest, Inc.Δ*	6,700	24,254
Yelp, Inc.*	36,792	1,449,605
Ziff Davis, Inc.*	17,225	1,085,864
		15,804,401
Consumer Discretionary — 8.4%
1-800-Flowers.com, Inc. Class AΔ*	9,651	104,520
1stdibs.com, Inc.Δ*	2,758	16,438
Aaron's Co., Inc. (The)	31,865	238,987
American Axle & Manufacturing Holdings, Inc.*	21,376	157,327
American Outdoor Brands, Inc.*	1,431	12,593
American Public Education, Inc.*	8,357	118,669
Bloomin' Brands, Inc.Δ	47,615	1,365,598
Boot Barn Holdings, Inc.Δ*	27,060	2,574,759
Brinker International, Inc.Δ*	39,463	1,960,522
Brunswick Corporation	19,437	1,876,059
Cavco Industries, Inc.*	1,579	630,116
Chegg, Inc.*	42,013	318,038
Chuy's Holdings, Inc.*	27,660	932,972
ContextLogic, Inc. Class AΔ*	5,500	31,295
Cooper-Standard Holdings, Inc.*	4,802	79,521
Dana, Inc.	105,834	1,344,092
Dave & Buster's Entertainment, Inc.Δ*	46,383	2,903,576
Designer Brands, Inc. Class AΔ	20,283	221,693
European Wax Center, Inc. Class AΔ*	140,670	1,825,897
Foot Locker, Inc.	47,073	1,341,580
Funko, Inc. Class AΔ*	31,328	195,487
Genesco, Inc.Δ*	14,860	418,160
Goodyear Tire & Rubber Co. (The)*	110,009	1,510,424
GoPro, Inc. Class A*	123,566	275,552
Helen of Troy, Ltd.Δ*	12,797	1,474,726
	Shares	Value
Hibbett, Inc.Δ	16,105	$1,237,025
Hooker Furnishings CorporationΔ	2,651	63,650
iRobot Corporation*	11,863	103,920
Jack in the Box, Inc.	14,149	968,924
KB HomeΔ	53,110	3,764,437
Kontoor Brands, Inc.	26,029	1,568,247
Lands' End, Inc.*	12,585	137,051
Landsea Homes CorporationΔ*	20,550	298,591
Latham Group, Inc.*	10,160	40,234
La-Z-Boy, Inc.	27,528	1,035,603
Malibu Boats, Inc. Class A*	47,570	2,058,830
MarineMax, Inc.Δ*	39,900	1,327,074
Meritage Homes Corporation	656	115,102
Movado Group, Inc.Δ	900	25,137
OneWater Marine, Inc. Class AΔ*	29,569	832,367
Penske Automotive Group, Inc.Δ	5,575	903,094
Phinia, Inc.	5,445	209,251
Red Robin Gourmet Burgers, Inc.Δ*	14,495	111,032
Savers Value Village, Inc.Δ*	97,200	1,874,016
Skyline Champion Corporation*	25,201	2,142,337
Sleep Number Corporation*	19,600	314,188
Solo Brands, Inc. Class AΔ*	94,834	205,790
Sonic Automotive, Inc. Class AΔ	33,361	1,899,575
Steven Madden, Ltd.Δ	82,667	3,495,161
Stoneridge, Inc.*	8,225	151,669
Superior Group of Cos., Inc.Δ	3,489	57,638
Tapestry, Inc.	57,388	2,724,782
Taylor Morrison Home Corporation Class A*	70,086	4,357,247
Tilly's, Inc. Class AΔ*	11,461	77,935
Topgolf Callaway Brands CorporationΔ*	170,658	2,759,540
Tri Pointe Homes, Inc.*	15,950	616,627
Unifi, Inc.Δ*	6,881	41,217
Universal Electronics, Inc.*	3,717	37,207
Universal Technical Institute, Inc.*	9,500	151,430
Urban Outfitters, Inc.*	18,799	816,253
Vera Bradley, Inc.*	21,857	148,628
Warby Parker, Inc. Class A*	163,070	2,219,383
Worthington Enterprises, Inc.Δ	23,307	1,450,395
YETI Holdings, Inc.*	21,040	811,092
Zumiez, Inc.*	19,752	300,033
		63,380,313
Consumer Staples — 2.0%
Andersons, Inc. (The)	16,515	947,466
BJ's Wholesale Club Holdings, Inc.*	62,070	4,695,596
Edgewell Personal Care Co.Δ	56,989	2,202,055
Fresh Del Monte Produce, Inc.Δ	2,460	63,739
Freshpet, Inc.Δ*	18,390	2,130,665
J&J Snack Foods Corporation	17,023	2,460,845
Nature's Sunshine Products, Inc.Δ*	5,942	123,415
SpartanNash Co.	19,211	388,254
Spectrum Brands Holdings, Inc.	23,946	2,131,433
United Natural Foods, Inc.*	17,150	197,054
		15,340,522

	Shares	Value
Energy — 6.9%
Atlas Energy Solutions, Inc.Δ	943	$21,331
Berry Corporation	58,488	470,828
Cactus, Inc. Class A	104,756	5,247,228
California Resources Corporation	20,813	1,146,796
Centrus Energy Corporation Class AΔ*	3,788	157,316
ChampionX Corporation	95,125	3,414,036
Chord Energy Corporation	12,068	2,151,000
CNX Resources CorporationΔ*	42,220	1,001,458
CONSOL Energy, Inc.Δ	7,502	628,368
CVR Energy, Inc.Δ	19,899	709,598
Delek U.S. Holdings, Inc.	31,148	957,490
DHT Holdings, Inc.	58,281	670,232
Excelerate Energy, Inc. Class A	3,067	49,133
Gulfport Energy Corporation*	9,002	1,441,400
Helix Energy Solutions Group, Inc.*	9,926	107,598
Kodiak Gas Services, Inc.	23,501	642,517
Magnolia Oil & Gas Corporation Class AΔ	284,376	7,379,557
Matador Resources Co.Δ	68,040	4,543,031
Newpark Resources, Inc.*	24,236	174,984
Northern Oil & Gas, Inc.Δ	62,918	2,496,586
Oil States International, Inc.Δ*	47,098	290,124
Par Pacific Holdings, Inc.*	24,911	923,202
Patterson-UTI Energy, Inc.	299,194	3,572,376
PBF Energy, Inc. Class A	22,740	1,309,142
Permian Resources CorporationΔ	352,206	6,219,958
SM Energy Co.Δ	69,580	3,468,563
Southwestern Energy Co.*	227,360	1,723,389
World Fuel Services CorporationΔ	42,007	1,111,085
		52,028,326
Financials — 17.2%
Amalgamated Financial Corporation	6,528	156,672
A-Mark Precious Metals, Inc.Δ	33,213	1,019,307
Amerant Bancorp, Inc.Δ	2,789	64,956
Ameris BancorpΔ	32,611	1,577,720
Atlantic Union Bankshares CorporationΔ	966	34,109
AvidXchange Holdings, Inc.*	248,020	3,261,463
Axis Capital Holdings, Ltd.	43,365	2,819,592
Axos Financial, Inc.*	6,210	335,588
Banc of California, Inc.	40,344	613,632
BankUnited, Inc.	68,643	1,922,004
BCB Bancorp, Inc.	2,368	24,746
Berkshire Hills Bancorp, Inc.	19,037	436,328
Bread Financial Holdings, Inc.Δ	26,452	985,073
BRP Group, Inc. Class AΔ*	87,996	2,546,604
Byline Bancorp, Inc.Δ	5,492	119,286
Capital Bancorp, Inc.Δ	546	11,373
Capital City Bank Group, Inc.Δ	2,633	72,934
Central Pacific Financial CorporationΔ	10,516	207,691
City Holding Co.Δ	14,062	1,465,542
CNO Financial Group, Inc.	96,881	2,662,290
Columbia Banking System, Inc.	81,247	1,572,129
Comerica, Inc.	2,187	120,263
Community Trust Bancorp, Inc.	4,027	171,752
	Shares	Value
Compass Diversified Holdings	98,843	$2,379,151
ConnectOne Bancorp, Inc.Δ	8,603	167,759
Corebridge Financial, Inc.Δ	9,276	266,499
Cullen/Frost Bankers, Inc.	2,499	281,312
Customers Bancorp, Inc.*	18,008	955,504
CVB Financial Corporation	98,558	1,758,275
Donegal Group, Inc. Class AΔ	3,593	50,805
Donnelley Financial Solutions, Inc.*	9,120	565,531
East West Bancorp, Inc.	1,524	120,564
Eastern Bankshares, Inc.Δ	35,235	485,538
Employers Holdings, Inc.	14,096	639,817
Enact Holdings, Inc.	25,646	799,642
Enterprise Financial Services Corporation	21,671	878,976
Essent Group, Ltd.	45,058	2,681,402
Euronet Worldwide, Inc.*	18,776	2,064,046
EVERTEC, Inc.Δ	76,499	3,052,310
EZCORP, Inc. Class AΔ*	36,297	411,245
FB Financial Corporation	13,347	502,648
Financial Institutions, Inc.Δ	5,744	108,102
First BanCorpΔ	31,675	1,144,101
First BanCorp (New York Exchange)Δ	173,547	3,044,014
First Financial Bancorp	58,096	1,302,512
First Financial CorporationΔ	6,075	232,855
First Foundation, Inc.Δ	38,296	289,135
First Internet BancorpΔ	3,647	126,697
First Interstate BancSystem, Inc. Class A	95,835	2,607,670
First Merchants Corporation	16,176	564,542
First Savings Financial Group, Inc.Δ	999	16,733
Five Star BancorpΔ	1,141	25,673
FNB CorporationΔ	220,138	3,103,946
FS Bancorp, Inc.Δ	1,863	64,665
Granite Point Mortgage Trust, Inc. REIT	31,224	148,938
Great Ajax Corporation REITΔ	3,300	12,540
Great Southern Bancorp, Inc.Δ	1,945	106,625
Green Dot Corporation Class A*	48,072	448,512
Guaranty Bancshares, Inc.Δ	800	24,288
Hamilton Lane, Inc. Class A	62,973	7,100,836
Hanmi Financial CorporationΔ	18,003	286,608
Hanover Insurance Group, Inc. (The)	3,101	422,263
HarborOne Bancorp, Inc.Δ	20,356	216,995
HBT Financial, Inc.	4,604	87,660
Hilltop Holdings, Inc.	30,340	950,249
Home BancShares, Inc.Δ	95,312	2,341,816
HomeTrust Bancshares, Inc.	4,818	131,724
Horace Mann Educators Corporation	12,061	446,136
Independent Bank Corporation	26,634	1,385,501
Independent Bank Corporation (NASDAQ Exchange)Δ	6,368	161,429
Independent Bank Group, Inc.Δ	30,197	1,378,493
Investar Holding Corporation	1,661	27,174
Jackson Financial, Inc. Class A	28,997	1,917,862
James River Group Holdings, Ltd.Δ	26,171	243,390
Kearny Financial CorporationΔ	13,760	88,614
LendingClub Corporation*	86,313	758,691
LendingTree, Inc.*	7,583	321,064

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Live Oak Bancshares, Inc.Δ	5,817	$241,464
Macatawa Bank Corporation	1,714	16,780
Mercantile Bank CorporationΔ	2,654	102,152
Merchants BancorpΔ	10,763	464,746
Mercury General Corporation	10,968	565,949
Metropolitan Bank Holding CorporationΔ*	8,361	321,899
Midland States Bancorp, Inc.Δ	7,569	190,209
MVB Financial Corporation	103,370	2,306,185
Navient CorporationΔ	50,549	879,553
NMI Holdings, Inc. Class A*	56,252	1,819,190
Northfield Bancorp, Inc.Δ	1,000	9,720
Northrim BanCorp, Inc.Δ	2,154	108,799
OceanFirst Financial Corporation	50	821
Ocwen Financial Corporation*	2,128	57,477
OFG BancorpΔ	24,381	897,465
Old National Bancorp	340,939	5,935,748
Oportun Financial Corporation*	8,050	19,562
Origin Bancorp, Inc.Δ	4,330	135,269
Pacific Premier Bancorp, Inc.	107,977	2,591,448
Peapack-Gladstone Financial CorporationΔ	7,231	175,930
PJT Partners, Inc. Class AΔ	41,139	3,877,762
Popular, Inc.	11,018	970,576
Preferred BankΔ	3,570	274,069
Primis Financial CorporationΔ	6,684	81,344
Priority Technology Holdings, Inc.Δ*	56,795	185,720
ProAssurance Corporation*	60,194	774,095
PROG Holdings, Inc.	25,294	871,125
Provident Bancorp, Inc.Δ*	98	892
Provident Financial Services, Inc.	22,438	326,922
QCR Holdings, Inc.	5,873	356,726
RBB BancorpΔ	4,966	89,438
Regional Management CorporationΔ	3,540	85,703
Reinsurance Group of America, Inc.	4,901	945,305
Repay Holdings Corporation*	44,739	492,129
RLI Corporation	1,390	206,373
Robinhood Markets, Inc. Class A*	6,683	134,529
Safety Insurance Group, Inc.Δ	50,051	4,113,692
Selective Insurance Group, Inc.	25,134	2,743,879
Selectquote, Inc.*	21,600	43,200
Sierra BancorpΔ	3,644	73,609
Skyward Specialty Insurance Group, Inc.*	17,813	666,384
SLM CorporationΔ	20,946	456,413
SmartFinancial, Inc.Δ	31	653
South Plains Financial, Inc.Δ	2,500	66,900
Southern First Bancshares, Inc.Δ*	2,442	77,558
SouthState Corporation	51,008	4,337,210
StoneX Group, Inc.*	8,175	574,376
Texas Capital Bancshares, Inc.*	25,533	1,571,556
Third Coast Bancshares, Inc.*	1,848	36,997
Towne Bank/Portsmouth VA	15,886	445,761
UMB Financial Corporation	30,610	2,662,764
United Community Banks, Inc.	53,164	1,399,277
United Fire Group, Inc.	6,607	143,834
Universal Insurance Holdings, Inc.	20,082	408,066
Valley National BancorpΔ	269,840	2,147,926
	Shares	Value
Veritex Holdings, Inc.	590	$12,089
Victory Capital Holdings, Inc. Class A	96,387	4,089,700
Webster Financial Corporation	41,483	2,106,092
WesBanco, Inc.	46,105	1,374,390
WSFS Financial CorporationΔ	42,065	1,898,814
		129,864,345
Health Care — 11.4%
2seventy bio, Inc.Δ*	17,152	91,763
ACELYRIN, Inc.Δ*	18,391	124,139
Addus HomeCare Corporation*	41,294	4,267,322
Agios Pharmaceuticals, Inc.*	56,988	1,666,329
American Well Corporation Class A*	103,415	83,839
Amicus Therapeutics, Inc.Δ*	167,770	1,976,331
AMN Healthcare Services, Inc.*	6,540	408,815
AngioDynamics, Inc.*	40,606	238,357
Arcturus Therapeutics Holdings, Inc.Δ*	3,625	122,416
Ardelyx, Inc.Δ*	99,796	728,511
ARS Pharmaceuticals, Inc.Δ*	10,352	105,797
Artivion, Inc.Δ*	79,388	1,679,850
Atea Pharmaceuticals, Inc.*	36,540	147,622
Athira Pharma, Inc.*	7,500	20,550
AtriCure, Inc.Δ*	137,905	4,195,070
Axsome Therapeutics, Inc.Δ*	10,051	802,070
Azenta, Inc.Δ*	24,315	1,465,708
Blueprint Medicines CorporationΔ*	30,925	2,933,545
Butterfly Network, Inc.Δ*	17,300	18,684
CareDx, Inc.*	48,802	516,813
Castle Biosciences, Inc.*	19,971	442,358
Century Therapeutics, Inc.Δ*	3,200	13,376
Certara, Inc.Δ*	64,320	1,150,042
CG oncology, Inc.*	24,692	1,083,979
Codexis, Inc.*	29,602	103,311
CONMED Corporation	21,632	1,732,291
Day One Biopharmaceuticals, Inc.Δ*	194,630	3,215,288
Design Therapeutics, Inc.*	13,300	53,599
Editas Medicine, Inc.*	15,058	111,730
Embecta CorporationΔ	77,422	1,027,390
Enanta Pharmaceuticals, Inc.*	5,924	103,433
Enovis CorporationΔ*	14,692	917,515
Envista Holdings Corporation*	39,976	854,687
Exelixis, Inc.*	12,040	285,709
Fate Therapeutics, Inc.Δ*	93,205	684,125
FibroGen, Inc.*	78,136	183,620
Halozyme Therapeutics, Inc.*	57,196	2,326,733
Health Catalyst, Inc.*	51,178	385,370
HealthEquity, Inc.*	32,100	2,620,323
HealthStream, Inc.	3,767	100,428
Inogen, Inc.*	23,212	187,321
Insmed, Inc.Δ*	71,947	1,951,922
Intra-Cellular Therapies, Inc.*	72,358	5,007,174
Ironwood Pharmaceuticals, Inc.Δ*	92,742	807,783
iTeos Therapeutics, Inc.*	21,349	291,200
Kodiak Sciences, Inc.Δ*	4,211	22,150
Krystal Biotech, Inc.*	10,660	1,896,734
Lantheus Holdings, Inc.*	32,030	1,993,547
Ligand Pharmaceuticals, Inc.*	23,438	1,713,318

	Shares	Value
MacroGenics, Inc.*	8,011	$117,922
Merit Medical Systems, Inc.Δ*	33,324	2,524,293
MoonLake ImmunotherapeuticsΔ*	23,050	1,157,802
Nektar TherapeuticsΔ*	87,519	81,760
NeoGenomics, Inc.Δ*	78,074	1,227,323
Nurix Therapeutics, Inc.*	30,840	453,348
Nuvation Bio, Inc.Δ*	68,229	248,354
Omnicell, Inc.*	22,271	650,981
OraSure Technologies, Inc.Δ*	9,693	59,612
Organogenesis Holdings, Inc.Δ*	12,600	35,784
Orthofix Medical, Inc.*	19,553	283,910
Pacific Biosciences of California, Inc.Δ*	180,325	676,219
Pacira BioSciences, Inc.*	42,102	1,230,220
Personalis, Inc.*	12,200	18,178
Phreesia, Inc.*	92,330	2,209,457
PMV Pharmaceuticals, Inc.*	17,857	30,357
Poseida Therapeutics, Inc.Δ*	43,200	137,808
Prestige Consumer Healthcare, Inc.*	54,952	3,987,317
PTC Therapeutics, Inc.*	17,627	512,769
Quantum-Si, Inc.Δ*	37,583	74,039
REGENXBIO, Inc.*	9,658	203,494
Relay Therapeutics, Inc.*	67,222	557,943
Sangamo Therapeutics, Inc.Δ*	2,016	1,351
Seer, Inc.*	20,585	39,112
Shockwave Medical, Inc.Δ*	12,750	4,151,782
Silk Road Medical, Inc.*	74,800	1,370,336
Supernus Pharmaceuticals, Inc.*	65,982	2,250,646
Sutro Biopharma, Inc.*	49,751	281,093
Theravance Biopharma, Inc.Δ*	32,556	292,027
TransMedics Group, Inc.Δ*	26,234	1,939,742
Travere Therapeutics, Inc.Δ*	130,501	1,006,163
Treace Medical Concepts, Inc.*	150,630	1,965,721
TruBridge, Inc.*	8,579	79,098
Vanda Pharmaceuticals, Inc.*	72,061	296,171
Veradigm, Inc.Δ*	49,202	378,855
Vericel CorporationΔ*	26,800	1,394,136
Vir Biotechnology, Inc.Δ*	11,198	113,436
Xencor, Inc.*	3,098	68,559
Zevra Therapeutics, Inc.Δ*	8,921	51,742
Zimvie, Inc.Δ*	16,272	268,325
Zymeworks, Inc.*	38,319	403,116
		85,690,288
Industrials — 19.8%
ABM Industries, Inc.	45,211	2,017,315
ACV Auctions, Inc. Class AΔ*	208,520	3,913,920
AGCO Corporation	5,027	618,422
Alamo Group, Inc.Δ	4,123	941,405
Allegiant Travel Co.Δ	13,237	995,555
Ameresco, Inc. Class AΔ*	41,686	1,005,883
Applied Industrial Technologies, Inc.	36,722	7,254,431
ArcBest Corporation	15,045	2,143,913
Argan, Inc.	7,808	394,616
ASGN, Inc.*	30,997	3,247,246
Astec Industries, Inc.	9,331	407,858
Astronics Corporation*	1,000	19,040
Atkore, Inc.Δ	7,979	1,518,882
	Shares	Value
Atmus Filtration Technologies, Inc.*	32,321	$1,042,352
AZEK Co., Inc. (The)*	77,140	3,873,971
Barrett Business Services, Inc.	3,056	387,256
Beacon Roofing Supply, Inc.*	24,153	2,367,477
Boise Cascade Co.	38,442	5,895,850
Brink's Co. (The)	28,494	2,632,276
Casella Waste Systems, Inc. Class A*	93,408	9,235,249
Chart Industries, Inc.Δ*	13,298	2,190,447
Columbus McKinnon Corporation	43,491	1,941,003
Comfort Systems U.S.A., Inc.	9,670	3,072,256
Conduent, Inc.*	91,607	309,632
Construction Partners, Inc. Class A*	64,285	3,609,603
Covenant Logistics Group, Inc.	6,917	320,672
Deluxe Corporation	50,175	1,033,103
DNOW, Inc.*	47,765	726,028
Driven Brands Holdings, Inc.*	158,430	2,501,610
DXP Enterprises, Inc.*	12,762	685,702
EMCOR Group, Inc.	10,160	3,558,032
Energy Vault Holdings, Inc.Δ*	1,900	3,401
Enviri CorporationΔ*	42,648	390,229
Esab Corporation	49,650	5,489,800
ESCO Technologies, Inc.	13,465	1,441,428
ExlService Holdings, Inc.*	82,218	2,614,532
Exponent, Inc.	27,190	2,248,341
Federal Signal Corporation	55,807	4,736,340
First Advantage CorporationΔ	52,836	857,000
Fluor Corporation*	16,032	677,833
Global Industrial Co.	2,758	123,503
GMS, Inc.*	19,920	1,939,013
Greenbrier Cos., Inc. (The)	84	4,376
H&E Equipment Services, Inc.	24,046	1,543,272
Heidrick & Struggles International, Inc.	6,211	209,062
Hexcel Corporation	40,320	2,937,312
Hillman Solutions Corporation*	108,003	1,149,152
Hub Group, Inc. Class A	44,227	1,911,491
IBEX Holdings, Ltd.*	21,815	336,605
ICF International, Inc.	15,300	2,304,639
Insteel Industries, Inc.Δ	6,243	238,607
Interface, Inc.Δ	24,350	409,567
ITT, Inc.	14,630	1,990,119
Kadant, Inc.	8,645	2,836,425
Karat Packaging, Inc.	3,354	95,958
KBR, Inc.	5,014	319,191
Kelly Services, Inc. Class A	6,595	165,139
Korn Ferry	28,884	1,899,412
Limbach Holdings, Inc.Δ*	1,458	60,390
Manitowoc Co., Inc. (The)*	32,137	454,417
Marten Transport, Ltd.	74,055	1,368,536
Matrix Service Co.Δ*	8,100	105,543
Microvast Holdings, Inc.Δ*	115,300	96,506
Mistras Group, Inc.Δ*	4,709	45,018
MYR Group, Inc.*	17,760	3,139,080
NV5 Global, Inc.*	7,231	708,710
Paycor HCM, Inc.*	84,280	1,638,403
Powell Industries, Inc.	7,426	1,056,720
Proto Labs, Inc.*	13,260	474,045

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Radiant Logistics, Inc.Δ*	3,215	$17,425
RBC Bearings, Inc.Δ*	9,310	2,516,959
Regal Beloit Corporation	33,261	5,990,306
Resideo Technologies, Inc.*	1,000	22,420
Resources Connection, Inc.	27,066	356,189
REV Group, Inc.	21,277	470,009
Robert Half, Inc.	4,134	327,744
Science Applications International Corporation	6,179	805,680
Steelcase, Inc. Class A	59,517	778,482
Sterling Check CorporationΔ*	28,993	466,207
Sun Country Airlines Holdings, Inc.*	98,376	1,484,494
Tetra Tech, Inc.	24,110	4,453,358
Timken Co. (The)	32,755	2,863,770
Titan International, Inc.Δ*	34,000	423,640
Titan Machinery, Inc.Δ*	18,425	457,124
Trinity Industries, Inc.Δ	21,307	593,400
TrueBlue, Inc.*	32,482	406,675
Tutor Perini Corporation*	28,759	415,855
Verra Mobility CorporationΔ*	20,668	516,080
Werner Enterprises, Inc.	55,497	2,171,043
WESCO International, Inc.	556	95,232
WillScot Mobile Mini Holdings Corporation*	74,800	3,478,200
Zurn Water Solutions Corporation	60,955	2,040,164
		149,030,576
Information Technology — 13.9%
Adeia, Inc.	49,358	538,989
ADTRAN Holdings, Inc.	51,475	280,024
Allegro MicroSystems, Inc.*	39,290	1,059,258
Alpha & Omega Semiconductor, Ltd.Δ*	11,500	253,460
American Software, Inc. Class A	9,150	104,768
Amkor Technology, Inc.	14,268	460,000
Avnet, Inc.	47,499	2,355,000
Axcelis Technologies, Inc.*	5,872	654,845
Belden, Inc.	10,109	936,194
Box, Inc. Class AΔ*	62,666	1,774,701
Brightcove, Inc.*	1,770	3,434
Clearwater Analytics Holdings, Inc. Class A*	255,239	4,515,178
Coherent CorporationΔ*	40,175	2,435,408
Cohu, Inc.*	109,944	3,664,434
Credo Technology Group Holding, Ltd.*	119,220	2,526,272
CS Disco, Inc.*	12,053	97,991
Digital Turbine, Inc.Δ*	45,568	119,388
Dropbox, Inc. Class A*	35,270	857,061
DXC Technology Co.Δ*	11,729	248,772
DZS, Inc.Δ*	5,034	6,645
Edgio, Inc.Δ*	168	1,621
FARO Technologies, Inc.*	18,552	399,054
FormFactor, Inc.*	70,460	3,215,090
Guidewire Software, Inc.Δ*	3,060	357,133
HashiCorp, Inc. Class A*	73,900	1,991,605
Ichor Holdings, Ltd.*	42,437	1,638,917
Impinj, Inc.Δ*	16,870	2,166,277
Instructure Holdings, Inc.*	47,464	1,014,780
	Shares	Value
Iteris, Inc.*	6,295	$31,097
Kulicke & Soffa Industries, Inc.Δ	116,691	5,870,724
Kyndryl Holdings, Inc.*	13,728	298,721
MACOM Technology Solutions Holdings, Inc.*	54,743	5,235,621
MaxLinear, Inc.*	58,504	1,092,270
MeridianLink, Inc.*	14,560	272,272
MKS Instruments, Inc.	2,480	329,840
NETGEAR, Inc.*	26,470	417,432
Nutanix, Inc. Class A*	20,882	1,288,837
ON24, Inc.	7,148	51,037
Onto Innovation, Inc.*	18,010	3,261,251
PowerSchool Holdings, Inc. Class AΔ*	171,915	3,660,070
Progress Software CorporationΔ	30,268	1,613,587
Q2 Holdings, Inc.*	120,813	6,349,931
Rackspace Technology, Inc.Δ*	80,053	126,484
Rapid7, Inc.Δ*	41,240	2,022,410
Ribbon Communications, Inc.Δ*	53,233	170,346
ScanSource, Inc.*	4,209	185,364
SecureWorks Corporation Class AΔ*	2,403	16,148
Semtech CorporationΔ*	55,440	1,524,046
SentinelOne, Inc. Class A*	4,422	103,077
Silicon Laboratories, Inc.Δ*	22,028	3,165,864
SMART Global Holdings, Inc.Δ*	23,132	608,834
Smartsheet, Inc. Class A*	92,940	3,578,190
SolarWinds Corporation*	34,046	429,661
Sprout Social, Inc. Class AΔ*	66,113	3,947,607
SPS Commerce, Inc.*	14,112	2,609,309
Squarespace, Inc. Class A*	31,453	1,146,147
Synaptics, Inc.*	41,420	4,040,935
Teradata Corporation*	60,760	2,349,589
Turtle Beach CorporationΔ*	12,425	214,207
Unisys CorporationΔ*	38,296	188,033
Upland Software, Inc.Δ*	24,529	75,795
Varonis Systems, Inc.Δ*	57,199	2,698,077
Verint Systems, Inc.*	47,364	1,570,117
Vertex, Inc. Class A*	173,670	5,515,759
Workiva, Inc.Δ*	57,691	4,892,197
Xperi, Inc.*	34,529	416,420
		105,043,605
Materials — 4.0%
Alpha Metallurgical Resources, Inc.Δ	500	165,585
American Vanguard CorporationΔ	12,800	165,760
Avient Corporation	64,740	2,809,716
Clearwater Paper CorporationΔ*	3,428	149,906
Commercial Metals Co.	35,138	2,065,060
Core Molding Technologies, Inc.Δ*	6,300	119,259
Ecovyst, Inc.*	47,740	532,301
Graphic Packaging Holding Co.	129,782	3,787,039
Huntsman Corporation	50,005	1,301,630
Ingevity Corporation*	12,032	573,926
Kaiser Aluminum Corporation	20,128	1,798,638
Knife River Corporation*	2,870	232,700
Louisiana-Pacific Corporation	5,582	468,386
Minerals Technologies, Inc.	65,577	4,936,637
Olympic Steel, Inc.	9,948	705,114

	Shares	Value
Origin Materials, Inc.Δ*	75,395	$38,452
Pactiv Evergreen, Inc.	78,447	1,123,361
Quaker Chemical Corporation	8,612	1,767,613
Radius Recycling, Inc.	17,305	365,655
Rayonier Advanced Materials, Inc.Δ*	44,463	212,533
Ryerson Holding Corporation	20,306	680,251
Summit Materials, Inc. Class A*	86,411	3,851,338
SunCoke Energy, Inc.	65,270	735,593
Warrior Met Coal, Inc.	18,522	1,124,285
Worthington Steel, Inc.	21,964	787,409
		30,498,147
Real Estate — 4.3%
Armada Hoffler Properties, Inc. REIT	94,781	985,722
CareTrust REIT, Inc.	61,201	1,491,468
Chatham Lodging Trust REIT	13,243	133,887
Compass, Inc. Class AΔ*	58,961	212,260
DiamondRock Hospitality Co. REITΔ	173,450	1,666,854
Douglas Elliman, Inc.*	66,007	104,291
Easterly Government Properties, Inc. REITΔ	19,178	220,739
Equity Commonwealth REIT*	60,607	1,144,260
Essential Properties Realty Trust, Inc. REITΔ	62,628	1,669,662
Forestar Group, Inc.*	14,246	572,547
Four Corners Property Trust, Inc. REITΔ	70,423	1,723,251
Healthpeak Properties, Inc. REIT	1	13
Howard Hughes Holdings, Inc.*	2,696	195,784
Independence Realty Trust, Inc. REIT	130,885	2,111,175
InvenTrust Properties Corporation REIT	1,600	41,136
Kite Realty Group Trust REIT	110,155	2,388,160
LXP Industrial Trust REIT	163,470	1,474,499
National Storage Affiliates Trust REIT	97,570	3,820,841
Newmark Group, Inc. Class A	57,900	642,111
Opendoor Technologies, Inc.*	58,340	176,770
Orion Office REIT, Inc.Δ	39,800	139,698
Park Hotels & Resorts, Inc. REIT	10,223	178,800
Pebblebrook Hotel Trust REITΔ	9,479	146,071
Phillips Edison & Co., Inc. REITΔ	40,300	1,445,561
Plymouth Industrial REIT, Inc.	1,140	25,650
RE/MAX Holdings, Inc. Class AΔ	23,019	201,877
RLJ Lodging Trust REIT	115,496	1,365,163
RMR Group, Inc. (The) Class A	38	912
Ryman Hospitality Properties, Inc. REIT	14,429	1,668,137
Sunstone Hotel Investors, Inc. REIT	102,450	1,141,293
Terreno Realty Corporation REIT	49,937	3,315,817
UMH Properties, Inc. REIT	53,366	866,664
Xenia Hotels & Resorts, Inc. REIT	79,363	1,191,239
		32,462,312
Utilities — 1.3%
ALLETE, Inc.	13,781	821,899
Black Hills Corporation	36,111	1,971,661
Northwest Natural Holding Co.Δ	9,955	370,525
	Shares	Value
Northwestern Energy Group, Inc.	42,065	$2,142,370
NRG Energy, Inc.	16,757	1,134,281
Southwest Gas Holdings, Inc.	17,919	1,364,174
Spire, Inc.	25,828	1,585,064
		9,389,974
Total Common Stocks (Cost $605,763,940)		688,532,809
FOREIGN COMMON STOCKS — 6.1%
Bahamas — 0.1%
OneSpaWorld Holdings, Ltd.*	58,838	778,427
Bermuda — 0.2%
Fidelis Insurance Holdings, Ltd.Δ	61,039	1,189,040
Hamilton Insurance Group, Ltd. Class B*	32,425	451,680
		1,640,720
Brazil — 0.2%
Embraer SA ADR*	46,600	1,241,424
Canada — 0.9%
BRP, Inc.Δ	13,597	912,359
DIRTT Environmental SolutionsΔ*	139,669	68,996
IMAX Corporation*	81,839	1,323,337
Teekay Tankers, Ltd. Class A	11,783	688,245
Xenon Pharmaceuticals, Inc.*	85,120	3,664,416
		6,657,353
Cayman Islands — 0.1%
Patria Investments, Ltd. Class A	31,127	461,924
Colombia — 0.5%
Tecnoglass, Inc.Δ	66,562	3,463,221
Denmark — 0.5%
Ascendis Pharma A/S ADRΔ*	26,390	3,989,376
Ireland — 0.1%
Adient PLC*	24,917	820,268
Dole PLC	15,969	190,510
Trinseo PLC	36,800	139,104
		1,149,882
Israel — 2.1%
CyberArk Software, Ltd.*	20,190	5,363,070
Global-e Online, Ltd.*	91,700	3,333,295
JFrog, Ltd.*	159,450	7,050,879
		15,747,244
Jersey — 0.4%
WNS Holdings, Ltd.*	64,749	3,271,767
Monaco — 0.2%
Scorpio Tankers, Inc.	18,309	1,310,009
Netherlands — 0.1%
Newamsterdam Pharma Co. NVΔ*	26,910	636,421
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA	2,200	65,164

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Singapore — 0.0%
WaVe Life Sciences, Ltd.Δ*	7,400	$45,658
Sweden — 0.1%
Loomis AB	25,327	706,913
United Kingdom — 0.6%
Cushman & Wakefield PLCΔ*	145,609	1,523,070
Gates Industrial Corporation PLC*	130,088	2,303,859
Luxfer Holdings PLCΔ	13,273	137,641
Sensata Technologies Holding PLC	21,584	792,996
		4,757,566
Total Foreign Common Stocks (Cost $37,921,796)		45,923,069
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP (Cost $584,500)	32,129	620,090
RIGHTS — 0.0%
Aduro Biotech, Inc.†††*	2,713	—
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
	Shares	Value
MONEY MARKET FUNDS — 3.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	7,125,834	$7,125,834
Northern Institutional U.S. Government Portfolio (Shares), 5.13%Ø	69,148	69,148
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	20,200,742	20,200,742
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,759,066	1,759,066
Total Money Market Funds (Cost $29,154,790)		29,154,790
TOTAL INVESTMENTS — 101.3% (Cost $673,425,026)		764,230,760
Liabilities in Excess of Other Assets — (1.3)%		(9,812,243)
NET ASSETS — 100.0%		$754,418,517

Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2024	42	$4,506,390	$181,098
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/28/24	U.S. Dollars	702,568	Swedish Kronor	7,379,984	UBS	$10,529
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$10,529
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
FOREIGN COMMON STOCKS — 94.8%
Australia — 6.8%
Ampol, Ltd.	9,256	$240,103
ANZ Group Holdings, Ltd.	155,132	2,973,277
APA Group	56,822	311,441
ASX, Ltd.	9,397	406,542
Aurizon Holdings, Ltd.	144,275	376,190
BHP Group, Ltd.	275,010	7,951,625
BlueScope Steel, Ltd.	21,263	330,706
Brambles, Ltd.	67,348	708,778
Cochlear, Ltd.	7,986	1,756,371
Coles Group, Ltd.	137,380	1,516,569
Commonwealth Bank of Australia	93,381	7,324,756
Computershare, Ltd.	31,223	531,818
CSL, Ltd.	37,664	7,066,803
Dexus REIT	65,896	339,535
Fortescue, Ltd.	86,232	1,443,096
Goodman Group REIT	96,925	2,134,997
GPT Group (The) REIT	15,364	45,724
IDP Education, Ltd.	17,951	209,544
Insurance Australia Group, Ltd.	115,449	481,576
Macquarie Group, Ltd.	19,625	2,552,773
Medibank Pvt., Ltd.	179,765	440,447
Mineral Resources, Ltd.	7,000	322,968
Mirvac Group REIT	260,355	400,169
National Australia Bank, Ltd.	204,242	4,624,465
Northern Star Resources, Ltd.	45,766	431,828
Orica, Ltd.	17,805	211,779
Origin Energy, Ltd.	81,077	486,358
Pilbara Minerals, Ltd.	120,000	299,454
Qantas Airways, Ltd.*	66,392	235,701
QBE Insurance Group, Ltd.	75,406	891,352
REA Group, Ltd.	4,130	499,019
Rio Tinto, Ltd.	16,350	1,297,623
Santos, Ltd.	155,840	789,003
Scentre Group REIT	265,947	587,351
SEEK, Ltd.	16,462	268,439
Seven Group Holdings, Ltd.	9,000	239,163
Sonic Healthcare, Ltd.	65,006	1,245,697
South32, Ltd.	212,814	415,271
Stockland REIT	133,688	422,438
Suncorp Group, Ltd.	68,156	727,492
Telstra Corporation, Ltd.	341,734	859,606
Transurban Group	102,153	886,190
Vicinity Centres REIT	216,299	300,230
Wesfarmers, Ltd.	62,996	2,808,038
Westpac Banking Corporation	173,355	2,948,451
WiseTech Global, Ltd.	6,300	385,326
Woodside Energy Group, Ltd.	102,306	2,039,202
Woolworths Group, Ltd.	99,504	2,150,883
		65,916,167
Austria — 0.2%
Erste Group Bank AG	21,419	954,596
OMV AG	10,806	511,799
Verbund AG	5,255	383,931
voestalpine AG	4,506	126,407
		1,976,733
	Shares	Value
Belgium — 0.6%
Ageas SA/NV	10,480	$485,493
D'ieteren Group	2,641	585,515
Elia Group SA/NVΔ	2,782	300,303
Groupe Bruxelles Lambert NV	5,725	432,799
KBC Group NV	21,628	1,621,497
Sofina SAΔ	865	193,976
Syensqo SA*	9,910	939,027
UCB SA	7,739	955,356
Umicore SA	9,507	204,967
Warehouses De Pauw CVA REIT	12,473	355,665
		6,074,598
Denmark — 3.0%
AP Moeller - Maersk A/S Class A	649	831,573
AP Moeller - Maersk A/S Class BΔ	610	795,345
Coloplast A/S Class BΔ	25,701	3,470,074
Danske Bank A/S	112,273	3,370,033
Demant A/SΔ*	18,113	900,277
DSV A/S	24,494	3,981,614
Genmab A/S*	10,830	3,247,144
Novonesis (Novozymes) Class B	48,361	2,844,669
Orsted A/S 144AΔ*	25,730	1,437,763
Pandora A/S	15,325	2,473,548
ROCKWOOL International A/S Class B	2,073	682,070
Tryg A/S	43,880	904,557
Vestas Wind Systems A/S*	152,117	4,243,092
		29,181,759
Finland — 0.9%
Elisa OYJ	7,229	322,294
Fortum OYJΔ	22,487	277,628
Kesko OYJ Class B	12,949	242,069
Kone OYJ Class B	19,989	931,230
Neste OYJ	21,037	570,423
Nokia OYJ	358,262	1,271,148
Nordea Bank Abp	184,779	2,088,869
Orion OYJ Class B	17,254	643,175
Sampo OYJ Class A	35,114	1,497,831
Stora Enso OYJ, R Shares	34,560	480,593
UPM-Kymmene OYJ	11,906	396,668
		8,721,928
France — 10.5%
Accor SA	16,778	783,305
Aeroports de Paris SA	2,268	310,976
Air Liquide SA	28,542	5,938,126
Alstom SAΔ	13,681	208,339
Arkema SA	2,715	285,835
AXA SA	97,306	3,654,404
BioMerieux	6,876	758,380
BNP Paribas SA	59,911	4,265,358
Bollore SE	40,000	267,247
Bouygues SA	11,283	460,627
Bureau Veritas SA	15,449	471,711
Capgemini SE	5,756	1,324,518
Carrefour SA	98,085	1,682,583
Cie de Saint-Gobain SA	26,241	2,036,663

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cie Generale des Etablissements Michelin SCA	56,663	$2,171,517
Credit Agricole SA	30,092	448,910
Danone SA	50,297	3,251,442
Dassault Aviation SA	2,825	621,980
Dassault Systemes SE	37,571	1,663,162
Edenred SE	19,978	1,066,720
Eiffage SA	6,925	785,934
Engie SA	92,715	1,553,658
EssilorLuxottica SA	21,374	4,835,048
Eurazeo SE	3,083	270,147
Gecina SA REIT	2,894	295,605
Getlink SE	29,669	505,157
Hermes International SCA	2,518	6,435,457
Ipsen SA	7,320	871,053
Kering SA	5,668	2,245,001
Klepierre REIT	14,221	368,119
L’Oreal SA	17,503	8,288,925
Legrand SA	16,102	1,705,149
Orange SA	132,848	1,562,295
Publicis Groupe SA	12,484	1,361,012
Renault SA	16,883	851,918
Rexel SA	12,000	324,154
Safran SA	18,996	4,302,057
Sanofi SA	74,351	7,233,200
Sartorius Stedim Biotech	3,225	919,855
Schneider Electric SE	26,838	6,067,439
Societe Generale SA	58,734	1,573,661
Sodexo SA	8,568	734,477
Teleperformance SE	3,388	329,093
Thales SA	6,325	1,078,289
TotalEnergies SE	153,051	10,528,286
Unibail-Rodamco-Westfield CDI*	10,140	40,952
Unibail-Rodamco-Westfield REIT*	6,095	490,320
Veolia Environnement SA	31,981	1,040,401
Vinci SA	27,022	3,467,697
Vivendi SE	35,000	381,424
Worldline SA 144A*	13,200	163,304
		102,280,890
Germany — 7.9%
adidas AG	11,209	2,504,414
Allianz SE	23,078	6,916,876
BASF SE	49,106	2,806,109
Bayerische Motoren Werke AG	18,094	2,087,665
Bechtle AG	3,882	205,180
Beiersdorf AG	11,389	1,658,206
Brenntag SE	7,869	663,208
Carl Zeiss Meditec AG	4,095	511,161
Commerzbank AG	49,702	683,114
Continental AG	4,960	358,037
Covestro AG 144A*	8,920	487,924
Daimler Truck Holding AG	22,258	1,127,919
Delivery Hero SE 144A*	7,927	226,668
Deutsche Bank AG	104,927	1,652,627
Deutsche Boerse AG	11,154	2,284,227
Deutsche Lufthansa AG*	49,931	392,423
	Shares	Value
Deutsche Post AG	54,831	$2,363,073
Deutsche Telekom AG	209,528	5,086,189
E.ON SE	94,768	1,319,353
Evonik Industries AG	13,302	263,116
Fresenius Medical Care AG	15,717	603,921
Fresenius SE & Co. KGaA	57,197	1,542,421
GEA Group AG	7,555	319,427
Hannover Rueck SE	3,483	953,737
HeidelbergCement AG	9,249	1,018,143
Henkel AG & Co. KGaA	12,105	872,207
Infineon Technologies AG	67,044	2,279,867
LEG Immobilien SE*	1,506	129,352
Mercedes-Benz Group AG	52,967	4,218,130
MTU Aero Engines AG	2,932	743,632
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	4,064,261
Nemetschek SE	785	77,702
Puma SE	13,626	616,662
Rheinmetall AG	2,384	1,340,812
RWE AG	27,660	940,086
SAP SE	53,183	10,355,741
Siemens AG	44,317	8,461,838
Siemens Energy AG*	18,963	348,042
Siemens Healthineers AG 144A*	25,788	1,577,132
Symrise AG	6,729	805,535
Volkswagen AG	1,304	199,197
Vonovia SE	53,337	1,576,204
Zalando SE 144A*	10,454	298,935
		76,940,473
Hong Kong — 1.6%
AIA Group, Ltd.	552,000	3,713,069
BOC Hong Kong Holdings, Ltd.	214,500	575,137
CK Asset Holdings, Ltd.	161,057	663,664
CLP Holdings, Ltd.	156,000	1,244,294
ESR Cayman, Ltd. 144AΔ	132,400	141,851
Futu Holdings, Ltd. ADR*	2,522	136,566
Hang Lung Properties, Ltd.	117,000	120,317
Hang Seng Bank, Ltd.	34,300	375,986
Henderson Land Development Co., Ltd.	71,275	203,537
HKT Trust & HKT, Ltd.	289,000	337,202
Hong Kong & China Gas Co., Ltd.	562,138	426,082
Hong Kong Exchanges and Clearing, Ltd.	64,997	1,893,900
Hongkong Land Holdings, Ltd.	52,200	160,280
Jardine Matheson Holdings, Ltd.	13,200	492,381
Link REIT	154,304	664,497
MTR Corporation, Ltd.	183,463	606,153
Power Assets Holdings, Ltd.	86,500	506,769
Sino Land Co., Ltd.	356,447	370,570
SITC International Holdings Co., Ltd.	59,000	107,867
Sun Hung Kai Properties, Ltd.	109,500	1,057,735
Swire Pacific, Ltd. Class A	22,500	185,228
Swire Properties, Ltd.	63,800	134,199
Techtronic Industries Co., Ltd.	71,500	971,532

	Shares	Value
WH Group, Ltd. 144A	585,591	$386,537
Wharf Real Estate Investment Co., Ltd.	115,000	374,429
		15,849,782
Ireland — 1.0%
Bank of Ireland Group PLC	80,800	824,570
CRH PLC	42,988	3,710,295
DCC PLC	5,616	408,599
James Hardie Industries PLC CDI*	25,315	1,017,496
Kerry Group PLC Class A	15,874	1,360,181
Kingspan Group PLC	13,457	1,225,615
Smurfit Kappa Group PLCΔ	23,856	1,087,735
		9,634,491
Israel — 0.7%
Azrieli Group, Ltd.	1,239	89,401
Bank Hapoalim BM	76,213	714,226
Bank Leumi Le-Israel BM	72,431	602,082
Check Point Software Technologies, Ltd.*	6,172	1,012,270
CyberArk Software, Ltd.*	2,381	632,465
Elbit Systems, Ltd.	1,618	337,922
ICL Group, Ltd.	5,905	31,296
Israel Discount Bank, Ltd. Class A	52,953	273,852
Mizrahi Tefahot Bank, Ltd.	11,154	418,160
Nice, Ltd.*	3,728	970,178
Teva Pharmaceutical Industries, Ltd. ADR*	91,181	1,286,564
Wix.com, Ltd.*	2,346	322,528
		6,690,944
Italy — 1.9%
Amplifon SpA	15,067	549,233
Assicurazioni Generali SpA	54,358	1,375,988
DiaSorin SpAΔ	692	66,781
Enel SpA	380,480	2,511,738
Eni SpAΔ	160,136	2,535,599
FinecoBank Banca Fineco SpA	27,715	415,082
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	298,656
Intesa Sanpaolo SpA	830,817	3,016,312
Mediobanca Banca di Credito Finanziario SpA	21,353	318,191
Moncler SpA	13,822	1,031,408
Nexi SpA 144A*	24,702	156,508
Poste Italiane SpA 144A	25,999	325,617
Prysmian SpA	6,256	326,275
Recordati Industria Chimica e Farmaceutica SpA	16,364	903,583
Snam SpA	116,668	550,872
Terna - Rete Elettrica Nazionale	90,920	751,518
UniCredit SpA	76,639	2,910,696
		18,044,057
Japan — 22.4%
Advantest CorporationΔ	35,600	1,581,454
Aeon Co., Ltd.Δ	52,800	1,252,516
AGC, Inc.	9,300	337,426
Aisin Corporation	3,600	147,106
	Shares	Value
Ajinomoto Co., Inc.	33,800	$1,262,214
Asahi Intecc Co., Ltd.	7,400	129,646
Asahi Kasei Corporation	28,600	209,732
Bandai Namco Holdings, Inc.	35,400	656,853
Bridgestone Corporation	41,300	1,830,406
Brother Industries, Ltd.	21,000	389,471
Canon, Inc.	66,900	1,993,290
Capcom Co., Ltd.	35,200	659,441
Central Japan Railway Co.	36,500	906,490
Chugai Pharmaceutical Co., Ltd.Δ	68,800	2,629,219
Dai Nippon Printing Co., Ltd.	11,500	352,195
Daifuku Co., Ltd.	14,100	337,969
Dai-ichi Life Holdings, Inc.	49,600	1,265,025
Daiichi Sankyo Co., Ltd.	137,500	4,375,099
Daikin Industries, Ltd.	15,200	2,075,419
Daito Trust Construction Co., Ltd.	3,500	399,290
Daiwa House Industry Co., Ltd.	21,900	651,863
Denso Corporation	118,000	2,259,897
Dentsu Group, Inc.	11,700	324,871
Disco Corporation	5,700	2,083,541
East Japan Railway Co.	51,900	995,709
Eisai Co., Ltd.	27,700	1,140,930
ENEOS Holdings, Inc.	55,150	265,705
FANUC Corporation	49,000	1,366,928
Fast Retailing Co., Ltd.	11,000	3,408,087
Fuji Electric Co., Ltd.	5,000	335,523
FUJIFILM Holdings Corporation	64,500	1,448,323
Fujitsu, Ltd.	99,000	1,584,396
GLP J-REIT	17	14,246
Hamamatsu Photonics KK	6,400	225,641
Hankyu Hanshin Holdings, Inc.	14,100	404,546
Hikari Tsushin, Inc.	1,200	225,685
Hirose Electric Co., Ltd.	1,805	185,482
Hitachi, Ltd.	50,200	4,587,299
Honda Motor Co., Ltd.	301,800	3,734,380
Hoya Corporation	30,600	3,827,168
Ibiden Co., Ltd.Δ	4,100	183,626
Inpex Corporation	52,800	802,623
Isuzu Motors, Ltd.	25,100	339,288
ITOCHU Corporation	61,300	2,633,423
Japan Exchange Group, Inc.	25,800	698,805
Japan Metropolitan Fund Invest REITΔ	469	292,230
Japan Post Bank Co., Ltd.	120,000	1,289,438
Japan Post Holdings Co., Ltd.	105,100	1,058,896
Japan Real Estate Investment Corporation REIT	83	295,882
JFE Holdings, Inc.	24,900	412,683
JSR CorporationΔ*	6,200	177,461
Kansai Electric Power Co., Inc. (The)	4,800	68,490
Kao Corporation	34,100	1,274,257
KDDI Corporation	95,000	2,808,838
KDX Realty Investment Corporation REIT	230	244,465
Keisei Electric Railway Co., Ltd.Δ	5,400	219,592
Keyence Corporation	10,900	5,060,444
Kintetsu Group Holdings Co., Ltd.Δ	18,100	527,194
Kobe Bussan Co., Ltd.Δ	8,600	210,728

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Koito Manufacturing Co., Ltd.	8,600	$115,925
Komatsu, Ltd.	54,200	1,603,821
Konami Holdings Corporation	5,500	374,655
Kubota Corporation	52,500	823,711
Kyocera Corporation	75,600	1,013,879
Kyowa Kirin Co., Ltd.	53,600	964,324
Lasertec Corporation	4,200	1,197,127
LY Corporation	129,000	326,752
M3, Inc.	36,000	518,088
Marubeni Corporation	83,500	1,446,191
MatsukiyoCocokara & Co.Δ	27,000	433,536
Mazda Motor Corporation	20,700	239,905
McDonald’s Holdings Co. Japan, Ltd.Δ	18,000	809,408
MEIJI Holdings Co., Ltd.	16,000	349,323
MINEBEA MITSUMI, Inc.	14,700	288,342
MISUMI Group, Inc.	13,600	189,462
Mitsubishi Chemical Group Corporation	63,200	385,158
Mitsubishi Corporation	201,900	4,666,157
Mitsubishi Electric Corporation	95,700	1,601,917
Mitsubishi Estate Co., Ltd.	66,800	1,218,832
Mitsubishi Heavy Industries, Ltd.	147,000	1,332,310
Mitsubishi UFJ Financial Group, Inc.	560,700	5,704,619
Mitsui & Co., Ltd.	81,600	3,814,930
Mitsui Chemicals, Inc.	9,400	275,758
Mitsui Fudosan Co., Ltd.Δ	157,200	1,694,848
Mitsui OSK Lines, Ltd.	4,400	134,229
Mizuho Financial Group, Inc.	122,590	2,424,255
MonotaRO Co., Ltd.Δ	11,900	143,240
MS&AD Insurance Group Holdings, Inc.	72,600	1,281,938
Murata Manufacturing Co., Ltd.	90,900	1,700,049
NEC Corporation	11,400	832,261
Nexon Co., Ltd.	24,400	405,565
Nidec Corporation	22,800	945,499
Nintendo Co., Ltd.	61,000	3,328,442
Nippon Building Fund, Inc. REIT	69	276,008
NIPPON EXPRESS HOLDINGS, INC.	4,000	204,181
Nippon Paint Holdings Co., Ltd.	41,100	295,804
Nippon Prologis REIT, Inc.	121	215,549
Nippon Sanso Holdings Corporation	8,800	276,106
Nippon Steel CorporationΔ	37,900	912,044
Nippon Telegraph & Telephone Corporation	1,725,000	2,054,653
Nippon Yusen KK	25,500	700,079
Nissan Chemical Corporation	5,900	223,469
Nissan Motor Co., Ltd.	112,800	446,968
Nissin Foods Holdings Co., Ltd.	23,100	636,824
Nitori Holdings Co., Ltd.	4,000	606,208
Nitto Denko Corporation	7,100	649,238
Nomura Holdings, Inc.	229,400	1,468,280
Nomura Real Estate Master Fund, Inc. REIT	184	181,946
Nomura Research Institute, Ltd.Δ	18,157	512,912
NTT Data Corporation	31,300	497,606
Obic Co., Ltd.	3,600	543,784
Olympus Corporation	139,900	2,014,324
	Shares	Value
Omron Corporation	8,300	$297,198
Ono Pharmaceutical Co., Ltd.	52,300	856,933
Oracle Corporation	700	52,641
Oriental Land Co., Ltd.Δ	60,500	1,938,161
ORIX Corporation	63,200	1,382,295
Osaka Gas Co., Ltd.	15,000	337,440
Otsuka Corporation	13,800	292,815
Otsuka Holdings Co., Ltd.	46,000	1,910,762
Pan Pacific International Holdings Corporation	18,800	498,232
Panasonic Holdings Corporation	118,600	1,131,891
Recruit Holdings Co., Ltd.	75,000	3,293,011
Renesas Electronics Corporation	63,600	1,133,394
Resona Holdings, Inc.	94,500	582,542
Ricoh Co., Ltd.	26,200	232,784
Rohm Co., Ltd.	16,400	263,036
SBI Holdings, Inc.	9,400	246,563
SCREEN Holdings Co., Ltd.	4,000	518,620
Secom Co., Ltd.	12,500	906,913
Seiko Epson Corporation	18,200	318,364
Sekisui House, Ltd.	33,600	765,330
Seven & i Holdings Co., Ltd.	125,100	1,823,443
SG Holdings Co., Ltd.	13,100	165,898
Shimadzu Corporation	12,300	342,606
Shimano, Inc.	3,600	535,549
Shin-Etsu Chemical Co., Ltd.	80,500	3,530,887
Shionogi & Co., Ltd.	27,200	1,389,968
Shiseido Co., Ltd.	35,800	982,368
SMC Corporation	2,900	1,636,065
SoftBank Corporation	155,200	1,998,191
SoftBank Group Corporation	62,600	3,717,525
Sompo Holdings, Inc.	43,200	905,475
Sony Group CorporationΔ	70,400	6,036,851
Square Enix Holdings Co., Ltd.	1,300	50,136
Subaru Corporation	32,200	729,261
SUMCO Corporation	15,200	240,324
Sumitomo Corporation	54,900	1,322,428
Sumitomo Electric Industries, Ltd.	65,100	1,008,746
Sumitomo Metal Mining Co., Ltd.	10,900	325,478
Sumitomo Mitsui Financial Group, Inc.	64,500	3,771,489
Sumitomo Mitsui Trust Holdings, Inc.	14,000	301,652
Sumitomo Realty & Development Co., Ltd.	9,600	357,692
Suntory Beverage & Food, Ltd.	8,700	294,277
Suzuki Motor Corporation	69,200	790,075
Sysmex Corporation	43,500	776,253
T&D Holdings, Inc.	22,500	391,144
Taisei Corporation	13,300	484,773
Takeda Pharmaceutical Co., Ltd.Δ	128,236	3,566,742
TDK Corporation	19,900	977,249
Terumo Corporation	110,200	2,016,512
TIS, Inc.	14,800	317,546
Tobu Railway Co., Ltd.	11,900	297,558
Tokio Marine Holdings, Inc.	104,700	3,281,954
Tokyo Electric Power Co. Holdings, Inc.*	56,100	340,983
Tokyo Electron, Ltd.	27,500	7,162,352

	Shares	Value
Tokyo Gas Co., Ltd.	23,400	$531,948
Tokyu CorporationΔ	27,000	328,775
TOPPAN Holdings, Inc.	15,000	376,005
Toray Industries, Inc.	89,700	430,727
Toyota Industries Corporation	6,500	680,102
Toyota Motor Corporation	618,480	15,632,064
Toyota Tsusho Corporation	10,000	686,709
Trend Micro, Inc.	8,500	431,687
Unicharm Corporation	26,300	837,294
USS Co., Ltd.	44,200	365,408
West Japan Railway Co.Δ	18,600	387,627
Yakult Honsha Co., Ltd.	23,000	470,085
Yamaha CorporationΔ	5,400	116,558
Yamaha Motor Co., Ltd.	42,900	395,176
Yamato Holdings Co., Ltd.	11,600	166,953
Yaskawa Electric CorporationΔ	11,200	476,837
Yokogawa Electric Corporation	22,800	525,070
ZOZO, Inc.	5,700	141,473
		217,568,156
Jersey — 0.8%
Experian PLC	66,013	2,876,381
Glencore PLC	768,456	4,216,950
WPP PLC	45,700	433,105
		7,526,436
Luxembourg — 0.2%
ArcelorMittal SA	34,529	949,103
Eurofins Scientific SE	12,824	816,895
		1,765,998
Netherlands — 6.8%
Adyen NV 144A*	1,167	1,971,223
Aegon, Ltd.	115,549	704,944
AerCap Holdings NV*	7,600	660,516
Airbus SE	31,375	5,780,179
Akzo Nobel NV	10,566	789,465
Argenx SE*	6,029	2,377,074
ASM International NV	2,234	1,368,107
ASML Holding NV	22,877	22,178,379
Euronext NV 144A	4,841	460,719
EXOR NV	6,961	774,665
Ferrari NV	7,866	3,429,855
Ferrovial SE	20,185	799,161
IMCD NV	2,480	436,505
ING Groep NV	200,643	3,303,244
JDE Peet's NV	20,956	439,959
Koninklijke Ahold Delhaize NV	89,313	2,672,406
Koninklijke KPN NV	184,467	689,982
Koninklijke Philips NV*	68,389	1,368,734
NN Group NV	15,629	721,514
OCI NV	10,264	281,324
Prosus NV*	109,409	3,424,545
QIAGEN NV*	24,743	1,057,456
Stellantis NV	165,970	4,715,049
STMicroelectronics NV	37,246	1,603,004
Tenaris SA	20,000	395,425
Universal Music Group NV	64,973	1,952,462
	Shares	Value
Wolters Kluwer NV	10,451	$1,636,521
		65,992,417
New Zealand — 0.2%
Auckland International Airport, Ltd.	81,017	404,170
EBOS Group, Ltd.	11,062	226,239
Fisher & Paykel Healthcare Corporation, Ltd.	49,666	761,111
Spark New Zealand, Ltd.	145,344	413,773
Xero, Ltd.*	5,756	499,790
		2,305,083
Norway — 0.5%
Aker BP ASA	14,477	363,105
DNB Bank ASA	34,294	681,681
Equinor ASA	39,657	1,063,379
Gjensidige Forsikring ASA	8,027	116,507
Kongsberg Gruppen ASA	2,955	204,037
Mowi ASA	26,051	478,523
Norsk Hydro ASA	67,659	371,812
Orkla ASA	106,700	753,592
Salmar ASA	6,863	452,946
Telenor ASA	8,257	91,837
Yara International ASA	10,434	330,853
		4,908,272
Portugal — 0.1%
EDP - Energias de Portugal SA	154,225	601,729
Galp Energia SGPS SA	27,004	446,440
Jeronimo Martins SGPS SA	19,382	384,545
		1,432,714
Singapore — 1.2%
CapitaLand Ascendas REIT	157,957	324,014
CapitaLand Integrated Commercial Trust REIT	425,903	624,485
Capitaland Investment, Ltd.	174,460	346,190
DBS Group Holdings, Ltd.	130,460	3,481,693
Grab Holdings, Ltd. Class A*	55,000	172,700
Keppel, Ltd.	84,500	459,177
Mapletree Logistics Trust REIT	8,066	8,721
Oversea-Chinese Banking Corporation, Ltd.	165,140	1,650,057
Sea, Ltd. ADR*	18,281	981,873
Seatrium, Ltd.Δ*	1,612,685	94,251
Singapore Airlines, Ltd.Δ	190,850	904,534
Singapore Telecommunications, Ltd.	454,500	854,152
United Overseas Bank, Ltd.	56,959	1,238,291
Wilmar International, Ltd.	258,000	655,352
		11,795,490
Spain — 2.5%
Acciona SA	827	100,646
ACS Actividades de Construccion y Servicios SA	10,078	422,051
Aena SME SA 144A	3,930	774,027
Amadeus IT Group SA	28,463	1,827,231
Banco Bilbao Vizcaya Argentaria SAΔ	326,478	3,887,863
Banco Santander SA	896,523	4,379,006

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
CaixaBank SAΔ	262,455	$1,273,584
Cellnex Telecom SA 144A	23,895	845,279
EDP Renovaveis SA	18,830	254,999
Enagas SAΔ	227	3,372
Endesa SA	13,556	251,348
Grifols SA*	31,106	279,797
Iberdrola SA	355,247	4,412,294
Industria de Diseno Textil SA	83,714	4,215,527
Redeia Corporation SA	23,715	405,077
Repsol SA	35,615	594,458
Telefonica SAΔ	185,885	820,915
		24,747,474
Sweden — 2.8%
Alfa Laval AB	14,717	578,295
Assa Abloy AB, B Shares	75,283	2,160,494
Atlas Copco AB, A Shares	146,397	2,472,434
Atlas Copco AB, B Shares	86,912	1,283,687
Boliden AB	12,271	340,736
Epiroc AB, A Shares	31,158	584,916
Epiroc AB, B Shares	20,075	339,969
EQT ABΔ	12,795	405,083
Essity AB, B SharesΔ	59,852	1,421,732
Fastighets AB Balder, B SharesΔ*	28,806	211,593
Getinge AB, B Shares	12,152	244,412
H & M Hennes & Mauritz AB, B SharesΔ	42,435	691,948
Hexagon AB, B Shares	134,111	1,585,317
Industrivarden AB, A SharesΔ	1,009	34,699
Industrivarden AB, C SharesΔ	18,571	638,592
Investment AB Latour, B SharesΔ	9,171	241,093
Investor AB, B Shares	76,085	1,909,302
L E Lundbergforetagen AB, B Shares	5,888	318,706
Nibe Industrier AB, B SharesΔ	74,413	365,919
Sagax AB, B Shares	11,741	309,731
Sandvik ABΔ	81,379	1,806,677
Securitas AB, B SharesΔ	23,710	244,427
Skandinaviska Enskilda Banken AB, A Shares	79,780	1,080,823
Skanska AB, B SharesΔ	13,311	237,050
SKF AB, B SharesΔ	17,959	366,630
Svenska Cellulosa AB SCA, B SharesΔ	49,432	759,968
Svenska Handelsbanken AB, A SharesΔ	80,926	818,161
Swedbank AB, A SharesΔ	41,659	826,837
Swedish Orphan Biovitrum ABΔ*	26,881	671,020
Tele2 AB, B Shares	37,286	306,172
Telefonaktiebolaget LM Ericsson, B Shares	166,228	894,001
Telia Co. ABΔ	126,527	324,283
Volvo AB, B SharesΔ	100,875	2,733,859
		27,208,566
Switzerland — 9.4%
ABB, Ltd.	67,933	3,151,432
Alcon, Inc.	39,578	3,273,555
Bachem Holding AG Class BΔ	3,310	316,976
Baloise Holding AG	2,546	399,227
	Shares	Value
Barry Callebaut AG	404	$586,851
Chocoladefabriken Lindt & Spruengli AGΔ	65	777,974
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	965,112
Cie Financiere Richemont SA	30,877	4,700,727
Clariant AG*	4,630	62,644
Coca-Cola HBC AG CDI*	53,299	1,684,264
DSM-Firmenich AG	9,526	1,083,412
EMS-Chemie Holding AG	227	173,977
Geberit AG	1,229	726,319
Givaudan SA	396	1,762,889
Holcim, Ltd.*	30,626	2,774,617
Julius Baer Group, Ltd.	11,052	640,998
Kuehne + Nagel International AGΔ	1,928	536,406
Logitech International SA	9,124	817,595
Lonza Group AG	5,846	3,493,561
Nestle SA	149,472	15,881,394
Novartis AG	131,422	12,729,330
Partners Group Holding AG	837	1,195,643
Roche Holding AG	43,856	11,197,272
Roche Holding AG (Swiss Exchange)	2,216	597,576
Sandoz Group AG*	39,284	1,185,817
SGS SAΔ*	4,725	458,715
SIG Group AG*	6,984	154,865
Sika AG	5,090	1,514,532
Sonova Holding AG	4,089	1,184,146
Straumann Holding AG	13,370	2,133,286
Swatch Group AG (The)	13,947	632,412
Swiss Life Holding AGΔ	1,032	723,837
Swiss Prime Site AG	4,457	420,416
Swiss Re AGΔ	16,099	2,070,893
Swisscom AG	891	545,341
Temenos AG	3,832	274,104
UBS Group AG	192,874	5,938,770
VAT Group AG 144A	1,112	574,453
Zurich Insurance Group AG	6,611	3,571,358
		90,912,696
United Kingdom — 12.8%
3i Group PLC	66,813	2,369,016
abrdn PLCΔ	114,480	203,932
Admiral Group PLC	8,048	288,422
Anglo American PLC	72,180	1,778,719
Antofagasta PLC	23,560	605,163
Ashtead Group PLC	24,479	1,743,620
Associated British Foods PLC	48,376	1,526,305
Auto Trader Group PLC 144AΔ	54,162	478,300
Aviva PLC	188,579	1,183,276
BAE Systems PLC	197,243	3,362,091
Barclays PLC	1,098,843	2,546,732
Barratt Developments PLC	90,118	540,896
Berkeley Group Holdings PLC	15,143	909,798
BP PLC	887,542	5,567,933
BT Group PLCΔ	253,308	350,569
Bunzl PLC	26,142	1,005,882
Burberry Group PLC	55,860	854,454
Centrica PLC	350,000	564,221

	Shares	Value
CK Hutchison Holdings, Ltd.	212,500	$1,022,688
CK Infrastructure Holdings, Ltd.	35,000	204,990
Coca-Cola Europacific Partners PLC	18,569	1,298,902
Compass Group PLC	143,434	4,207,300
Croda International PLC	8,431	521,672
Haleon PLC	481,639	2,018,443
Halma PLC	38,546	1,150,998
Hargreaves Lansdown PLCΔ	23,678	219,757
Hikma Pharmaceuticals PLC	41,006	991,976
HSBC Holdings PLC	1,241,177	9,702,065
Informa PLC	57,112	599,220
InterContinental Hotels Group PLCΔ	22,571	2,345,395
Intertek Group PLC	16,272	1,024,287
J Sainsbury PLCΔ	118,172	403,491
JD Sports Fashion PLC	259,615	441,048
Kingfisher PLC	252,818	795,688
Land Securities Group PLC REIT	93,472	776,374
Legal & General Group PLC	335,080	1,076,504
Lloyds Banking Group PLC	4,085,048	2,671,608
London Stock Exchange Group PLC	27,951	3,344,452
M&G PLCΔ	174,268	485,048
Mondi PLC	44,958	791,859
National Grid PLC	236,940	3,192,532
NatWest Group PLC	356,433	1,193,816
Next PLC	11,694	1,363,105
Ocado Group PLCΔ*	59,115	339,017
Pearson PLC	41,042	540,420
Persimmon PLC	15,563	258,042
Phoenix Group Holdings PLCΔ	52,209	364,547
Prudential PLC	159,227	1,493,323
Reckitt Benckiser Group PLC	51,635	2,943,456
RELX PLC	123,017	5,305,163
Rentokil Initial PLC	164,319	976,961
Rio Tinto PLC	76,199	4,817,675
Rolls-Royce Holdings PLC*	602,696	3,242,725
Sage Group PLC (The)	115,730	1,849,603
Schroders PLC	111,805	531,169
Segro PLC REIT	80,953	922,988
Severn Trent PLC	25,238	787,508
Shell PLC	391,541	12,991,136
Smith & Nephew PLC	86,838	1,087,124
Smiths Group PLC	48,466	1,004,628
Spirax-Sarco Engineering PLC	6,430	815,813
SSE PLC	62,340	1,299,665
St. James’s Place PLC	37,454	219,730
	Shares	Value
Standard Chartered PLC	147,424	$1,249,820
Taylor Wimpey PLC	203,676	352,130
Tesco PLC	610,319	2,285,934
Unilever PLC	159,554	8,009,905
United Utilities Group PLC	72,451	941,402
Vodafone Group PLC	711,364	630,927
Whitbread PLC	28,617	1,196,418
		124,179,776
Total Foreign Common Stocks (Cost $773,711,821)		921,654,900
FOREIGN PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische MotorenWerke AG 6.07%◊	7,785	835,350
Dr. Ing hc F Porsche AG 2.50% 144A◊	6,210	617,633
Henkel AG & Co. KGaA 2.49%◊	13,912	1,118,192
Porsche Automobil Holding SE 5.22%◊	6,933	367,268
Sartorius AG 0.20%◊	2,399	952,668
Volkswagen AG 7.41%◊	11,005	1,459,528
Total Foreign Preferred Stocks (Cost $5,328,663)		5,350,639
MONEY MARKET FUNDS — 4.9%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	14,215,342	14,215,342
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	30,258,334	30,258,334
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	3,446,577	3,446,577
Total Money Market Funds (Cost $47,920,253)		47,920,253
TOTAL INVESTMENTS — 100.3% (Cost $826,960,737)		974,925,792
Liabilities in Excess of Other Assets — (0.3)%		(2,721,555)
NET ASSETS — 100.0%		$972,204,237
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2024	366	$43,134,930	$270,918
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.2%
Consumer Discretionary — 0.8%
Coupang, Inc.*	233,720	$4,157,879
MercadoLibre, Inc.*	3,990	6,032,720
		10,190,599
Financials — 1.6%
Arch Capital Group, Ltd.*	61,910	5,722,960
Axis Capital Holdings, Ltd.	59,948	3,897,819
Everest Group, Ltd.	22,524	8,953,290
		18,574,069
Information Technology — 0.8%
Atlassian Corporation Class A*	33,560	6,547,892
EPAM Systems, Inc.*	10,170	2,808,547
		9,356,439
Total Common Stocks (Cost $35,152,631)		38,121,107
FOREIGN COMMON STOCKS — 88.6%
Australia — 1.2%
ANZ Group Holdings, Ltd.	150,157	2,877,926
ASX, Ltd.‡‡	1,363	58,967
BHP Group, Ltd.‡‡	25,361	733,287
BlueScope Steel, Ltd.‡‡	33,044	513,937
Cochlear, Ltd.	167	36,729
Dexus REIT‡‡	33,004	170,056
Fortescue, Ltd.	4,779	79,977
Goodman Group REIT‡‡	126,863	2,794,450
GPT Group (The) REIT	62,123	184,879
IDP Education, Ltd.	18,378	214,528
IGO, Ltd.	6,130	28,244
Incitec Pivot, Ltd.	100,555	189,381
JB Hi-Fi, Ltd.	23,233	972,592
Lendlease Corporation, Ltd.	14,931	62,543
Mirvac Group REIT‡‡	210,421	323,420
New Hope Corporation, Ltd.	55,286	167,488
Northern Star Resources, Ltd.	63,900	602,933
Origin Energy, Ltd.	24,069	144,383
Orora, Ltd.	142,302	252,172
Pro Medicus, Ltd.	803	54,300
Qantas Airways, Ltd.*	179,093	635,805
QBE Insurance Group, Ltd.	11,545	136,470
Rio Tinto, Ltd.‡‡	2,838	225,239
Scentre Group REIT‡‡	110,542	244,135
Seven Group Holdings, Ltd.	7,591	201,721
South32, Ltd.	197,289	384,976
Stockland REIT‡‡	377,549	1,193,008
Vicinity Centres REIT‡‡	199,290	276,621
Westpac Banking Corporation	19,875	338,037
Woolworths Group, Ltd.	7,203	155,700
		14,253,904
Austria — 0.2%
BAWAG Group AG 144A*	27,486	1,739,630
Erste Group Bank AG	3,099	138,115
		1,877,745
	Shares	Value
Belgium — 0.6%
Ageas SA/NV	1,745	$80,838
Groupe Bruxelles Lambert NV‡‡	246	18,597
KBC Group NV	24,173	1,812,301
Liberty Global, Ltd. Class A*	213,117	3,605,940
Proximus SADP	65,352	528,647
UCB SA	12,594	1,554,691
		7,601,014
Brazil — 0.7%
Lojas Renner SA*	816,852	2,757,368
NU Holdings, Ltd. Class A*	412,700	4,923,511
		7,680,879
Canada — 4.3%
Agnico Eagle Mines, Ltd.Δ	54,739	3,265,181
Alimentation Couche-Tard, Inc.	66,456	3,792,930
Barrick Gold Corporation	66,903	1,112,786
Canadian National Railway Co.Δ	63,516	8,365,692
Canadian Natural Resources, Ltd.Δ	54,560	4,162,035
Canadian Pacific Kansas City, Ltd.Δ	120,620	10,635,066
First Quantum Minerals, Ltd.	40,887	439,493
Lightspeed Commerce, Inc.*	22,145	311,359
Lundin Mining CorporationΔ	82,110	840,164
Methanex Corporation	11,693	521,137
Shopify, Inc. Class A*	16,398	1,265,434
Thomson Reuters CorporationΔ	27,610	4,296,769
Toronto-Dominion Bank (The)	132,243	7,981,149
Waste Connections, Inc.	27,930	4,804,239
		51,793,434
China — 0.3%
Baidu, Inc. Class A*	261,017	3,436,190
Denmark — 0.4%
AP Moeller - Maersk A/S Class B	58	75,623
Danske Bank A/S	17,143	514,572
Demant A/S*	693	34,444
Genmab A/S*	8,784	2,633,695
ISS A/S	38,086	693,883
Jyske Bank A/S	383	32,442
Novonesis (Novozymes) Class B	3,490	205,287
Pandora A/S	3,409	550,233
Vestas Wind Systems A/S*	5,747	160,305
		4,900,484
Finland — 0.1%
Fortum OYJ	7,234	89,312
Huhtamaki OYJ	1,203	50,396
Nokian Renkaat OYJ	38,988	367,255
UPM-Kymmene OYJ	4,050	134,933
Wartsila OYJ Abp	21,673	329,376
		971,272
France — 12.0%
Accor SA	33,325	1,555,826
Air France-KLMΔ*	86,584	963,855
Air Liquide SA	52,456	10,913,403

	Shares	Value
ALD SA 144A	55,020	$388,970
Arkema SA	6,674	702,637
AXA SA	119,662	4,494,002
BNP Paribas SA	12,012	855,193
Bureau Veritas SA	229,827	7,017,413
Capgemini SE	64,979	14,952,371
Cie Generale des Etablissements Michelin SCA	117,944	4,520,012
Danone SA	104,682	6,767,152
Dassault Aviation SA	1,216	267,727
Edenred SE	8,471	452,307
Engie SA	523,299	8,769,106
Hermes International SCA	1,553	3,969,128
JCDecaux SE*	45,114	875,736
Klepierre REIT	37,893	980,882
L’Oreal SA	36,585	17,325,619
Legrand SA	16,345	1,730,882
Renault SA	38,424	1,938,880
Safran SA	30,110	6,819,063
Sanofi SA	88,533	8,612,889
Schneider Electric SE	89,968	20,339,645
SCOR SE	82,526	2,856,847
TotalEnergies SE	191,938	13,203,299
Valeo SE	45,546	569,429
Vinci SA	12,793	1,641,709
		143,483,982
Germany — 8.2%
adidas AG	30,880	6,899,484
Allianz SE	7,807	2,339,893
BASF SE	1,365	78,001
Bayerische Motoren Werke AG	13,772	1,588,998
Beiersdorf AG	100,589	14,645,474
BioNTech SE ADR*	45,903	4,234,552
Brenntag SE	16,658	1,403,954
Carl Zeiss Meditec AG	437	54,549
Commerzbank AG	105,790	1,453,998
Daimler Truck Holding AG	146,397	7,418,636
Deutsche Bank AG	38,016	598,762
Deutsche Boerse AG	73,692	15,091,381
Deutsche Post AG	110,721	4,771,787
Deutsche Telekom AG	65,701	1,594,860
E.ON SE	52,959	737,291
Evotec SE*	4,532	70,633
Fresenius Medical Care AG	5,154	198,041
Fresenius SE & Co. KGaA‡‡	3,215	86,698
Infineon Technologies AG	27,464	933,928
KION Group AG	3,383	177,958
Mercedes-Benz Group AG	18,247	1,453,135
Muenchener Rueckversicherungs-Gesellschaft AG	951	464,222
Nemetschek SE	2,506	248,051
Rheinmetall AG	2,858	1,607,400
RWE AG	33,346	1,133,337
SAP SE	92,748	18,059,798
Scout24 SE 144A	2,012	151,581
Siemens AG	42,305	8,077,669
	Shares	Value
Siemens Energy AG*	1,937	$35,551
Talanx AG	17,807	1,410,619
TeamViewer AG 144A*	40,773	607,610
thyssenkrupp AG	5,882	31,554
United Internet AG	29,842	671,568
Vonovia SE	4,825	142,587
		98,473,560
Guatemala — 0.0%
Millicom International Cellular SA SDR*	13,623	277,788
Hong Kong — 2.0%
AIA Group, Ltd.	1,406,200	9,458,908
Alibaba Group Holding, Ltd.	353,023	3,192,329
Hong Kong Exchanges and Clearing, Ltd.	37,400	1,089,771
Techtronic Industries Co., Ltd.	68,500	930,769
Tencent Holdings, Ltd.	234,900	9,149,342
		23,821,119
India — 1.5%
HDFC Bank, Ltd.	374,746	6,534,679
HDFC Bank, Ltd. ADR	108,407	6,067,540
ICICI Bank, Ltd. ADR	197,440	5,214,390
		17,816,609
Ireland — 5.4%
Accenture PLC Class A	12,600	4,367,286
AIB Group PLC	189,412	961,539
Aon PLC Class A	19,320	6,447,470
CRH PLC	6,347	547,810
CRH PLC (London Exchange)	26,872	2,317,979
ICON PLC*	29,250	9,826,537
James Hardie Industries PLC CDI*	18,666	750,250
Kerry Group PLC Class A	49,762	4,263,912
Linde PLC	9,470	4,397,110
Medtronic PLC	86,271	7,518,518
Ryanair Holdings PLC ADRΔ	84,136	12,249,360
STERIS PLC	20,710	4,656,022
Willis Towers Watson PLC	21,818	5,999,950
		64,303,743
Israel — 0.9%
Check Point Software Technologies, Ltd.*	43,614	7,153,132
Monday.com, Ltd.*	13,550	3,060,539
Wix.com, Ltd.*	6,455	887,433
		11,101,104
Italy — 0.7%
Banco BPM SpA	31,009	206,311
Brunello Cucinelli SpA	2,852	325,949
Buzzi SpA	6,475	254,292
DiaSorin SpA	5,358	517,073
Enel SpA	212,832	1,405,010
Eurogroup Laminations SpA*	40,189	163,519
FinecoBank Banca Fineco SpA	92,168	1,380,382
Intesa Sanpaolo SpA	155,125	563,187
Stevanato Group SpAΔ	8,929	286,621

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
UniCredit SpA	68,975	$2,619,622
Unipol Gruppo SpA	108,156	906,340
		8,628,306
Japan — 20.0%
Advantest CorporationΔ	153,200	6,805,582
Aeon Co., Ltd.Δ	11,500	272,802
Aisin Corporation	4,100	167,537
Ajinomoto Co., Inc.	17,200	642,310
ANA Holdings, Inc.	7,800	163,014
Bandai Namco Holdings, Inc.	57,900	1,074,344
Bridgestone Corporation	17,000	753,436
Brother Industries, Ltd.	25,000	463,656
Canon, Inc.	26,300	783,610
Capcom Co., Ltd.	8,400	157,367
Central Japan Railway Co.	18,000	447,036
Chugai Pharmaceutical Co., Ltd.	39,500	1,509,508
Concordia Financial Group, Ltd.	96,400	484,526
Cosmos Pharmaceutical Corporation	400	37,931
CyberAgent, Inc.	4,300	31,272
Dai-ichi Life Holdings, Inc.	27,200	693,723
Daiichi Sankyo Co., Ltd.	159,600	5,078,297
Daikin Industries, Ltd.	54,900	7,496,086
Daito Trust Construction Co., Ltd.‡‡	47,466	5,415,051
Daiwa House Industry Co., Ltd.‡‡	28,890	859,923
Denso Corporation	62,300	1,193,149
Dentsu Group, Inc.	13,800	383,181
Disco Corporation	3,700	1,352,474
East Japan Railway Co.	27,000	517,999
Eisai Co., Ltd.	118,386	4,876,178
ENEOS Holdings, Inc.	96,100	462,996
FANUC Corporation	18,600	518,875
Fast Retailing Co., Ltd.	4,600	1,425,200
Fuji Electric Co., Ltd.	10,100	677,756
FUJIFILM Holdings Corporation	23,100	518,702
Fujitsu, Ltd.	74,000	1,184,296
Hakuhodo DY Holdings, Inc.	66,500	599,407
Hankyu Hanshin Holdings, Inc.	14,000	401,677
Hitachi Construction Machinery Co., Ltd.	35,801	1,080,168
Hitachi, Ltd.‡‡	15,800	1,443,811
Honda Motor Co., Ltd.	182,600	2,259,436
Hoya Corporation	61,800	7,729,379
Ibiden Co., Ltd.Δ	20,900	936,044
Iida Group Holdings Co., Ltd.	16,282	210,714
Inpex Corporation	46,200	702,295
Isuzu Motors, Ltd.	121,200	1,638,315
Ito En, Ltd.	13,400	327,758
ITOCHU Corporation	52,400	2,251,083
Japan Airlines Co., Ltd.	12,200	231,650
Japan Metropolitan Fund Invest REIT	98	61,063
Japan Post Bank Co., Ltd.	7,400	79,515
Japan Post Holdings Co., Ltd.	66,600	671,004
Japan Post Insurance Co., Ltd.	43,592	833,268
Japan Real Estate Investment Corporation REITΔ	118	420,652
JFE Holdings, Inc.	41,962	695,462
JSR CorporationΔ*	12,005	343,616
	Shares	Value
Kansai Electric Power Co., Inc. (The)	78,400	$1,118,675
Kansai Paint Co., Ltd.	13,100	187,633
Kao Corporation	10,600	396,104
Kawasaki Kisen Kaisha, Ltd.	17,205	231,358
KDDI Corporation	81,300	2,403,774
Keyence Corporation	17,500	8,124,566
Kintetsu Group Holdings Co., Ltd.Δ	13,000	378,648
Kobayashi Pharmaceutical Co., Ltd.	2,000	64,897
Koito Manufacturing Co., Ltd.	51,500	694,202
Komatsu, Ltd.	36,900	1,091,900
Konami Holdings Corporation	2,300	156,674
Kubota Corporation	469,315	7,363,428
Kuraray Co., Ltd.	17,919	191,939
Kyocera Corporation	32,800	439,884
Lasertec Corporation	3,800	1,083,115
LY Corporation	113,000	286,225
M3, Inc.	44,800	644,732
Makita Corporation	144,125	4,096,109
Marubeni Corporation	14,500	251,135
MatsukiyoCocokara & Co.	20,400	327,561
Mazda Motor Corporation	65,435	758,366
McDonald’s Holdings Co. Japan, Ltd.	2,900	130,405
MEIJI Holdings Co., Ltd.	20,200	441,020
Mercari, Inc.*	5,500	70,304
MINEBEA MITSUMI, Inc.	155,405	3,048,283
MISUMI Group, Inc.	28,800	401,213
Mitsubishi Chemical Group Corporation	69,700	424,771
Mitsubishi Corporation	174,002	4,021,400
Mitsubishi Electric Corporation	71,400	1,195,161
Mitsubishi Estate Co., Ltd.‡‡	43,069	785,836
Mitsubishi Gas Chemical Co., Inc.	3,339	56,011
Mitsubishi Heavy Industries, Ltd.	92,000	833,827
Mitsubishi Motors Corporation	9,548	31,397
Mitsubishi UFJ Financial Group, Inc.	460,100	4,681,104
Mitsui & Co., Ltd.	66,427	3,105,568
Mitsui Chemicals, Inc.	14,300	419,504
Mitsui Fudosan Co., Ltd.‡‡	264,142	2,847,840
Mizuho Financial Group, Inc.	151,500	2,995,959
MS&AD Insurance Group Holdings, Inc.	60,300	1,064,750
Murata Manufacturing Co., Ltd.	34,500	645,233
Musashi Seimitsu Industry Co., Ltd.	28,300	316,077
NEC Corporation	9,500	693,551
Nexon Co., Ltd.	11,900	197,796
NGK Insulators, Ltd.	14,909	200,473
Nidec Corporation	9,000	373,223
Nintendo Co., Ltd.	20,600	1,124,031
Nippon Building Fund, Inc. REIT	11	44,001
NIPPON EXPRESS HOLDINGS, INC.	5,194	265,129
Nippon Steel CorporationΔ	44,446	1,069,570
Nippon Telegraph & Telephone Corporation	560,000	667,018
Nippon Yusen KK	25,800	708,316
Nissan Chemical CorporationΔ	6,000	227,256
Nissan Motor Co., Ltd.	130,500	517,104
Nisshin Seifun Group, Inc.	8,300	114,357

	Shares	Value
Nitori Holdings Co., Ltd.	2,500	$378,880
Nomura Holdings, Inc.	162,800	1,042,005
NSK, Ltd.	61,100	348,646
Obic Co., Ltd.	2,900	438,048
Olympus Corporation	28,800	414,672
Omron Corporation	7,200	257,811
Oracle Corporation	4,300	323,365
Oriental Land Co., Ltd.Δ	50,300	1,611,396
ORIX Corporation	34,900	763,324
Osaka Gas Co., Ltd.	21,900	492,662
Otsuka Corporation	14,400	305,546
Otsuka Holdings Co., Ltd.	61,000	2,533,837
Pan Pacific International Holdings Corporation	10,100	267,667
Panasonic Holdings Corporation	114,300	1,090,853
Persol Holdings Co., Ltd.	217,700	304,504
Rakuten Bank, Ltd.*	31,100	620,659
Recruit Holdings Co., Ltd.	69,700	3,060,305
Renesas Electronics Corporation	78,800	1,404,268
Ricoh Co., Ltd.	26,403	234,588
Ryohin Keikaku Co., Ltd.	44,400	726,614
Sansan, Inc.*	45,300	520,525
Santen Pharmaceutical Co., Ltd.	7,300	71,790
SCREEN Holdings Co., Ltd.	500	64,827
Secom Co., Ltd.	6,700	486,105
Sekisui Chemical Co., Ltd.	35,000	512,071
Sekisui House, Ltd.	23,000	523,887
Seven & i Holdings Co., Ltd.	39,900	581,578
Shimamura Co., Ltd.	13,172	750,952
Shimano, Inc.	2,000	297,527
Shin-Etsu Chemical Co., Ltd.	32,500	1,425,513
Shionogi & Co., Ltd.	23,700	1,211,112
Shiseido Co., Ltd.	10,900	299,101
Simplex Holdings, Inc.	21,300	393,223
SMC Corporation	17,500	9,872,804
Socionext, Inc.	3,500	95,602
SoftBank Corporation	166,700	2,146,253
SoftBank Group Corporation	18,300	1,086,753
Sohgo Security Services Co., Ltd.	19,445	105,581
Sojitz Corporation‡‡	27,760	732,279
Sompo Holdings, Inc.	211,851	4,440,410
Sony Group Corporation	94,768	8,126,425
Square Enix Holdings Co., Ltd.	10,200	393,372
Stanley Electric Co., Ltd.	10,900	192,966
Subaru Corporation	50,544	1,144,713
Sumitomo Corporation	56,779	1,367,690
Sumitomo Electric Industries, Ltd.	39,500	612,066
Sumitomo Forestry Co., Ltd.	6,136	193,516
Sumitomo Heavy Industries, Ltd.	10,901	343,264
Sumitomo Metal Mining Co., Ltd.	7,300	217,980
Sumitomo Mitsui Financial Group, Inc.	29,000	1,695,708
Sumitomo Mitsui Trust Holdings, Inc.	316,968	6,829,585
Sumitomo Realty & Development Co., Ltd.‡‡	3,555	132,458
Sundrug Co., Ltd.	1,100	34,150
Suntory Beverage & Food, Ltd.	12,800	432,959
Suzuki Motor Corporation	517,472	5,908,117
	Shares	Value
Sysmex Corporation	15,000	$267,673
T&D Holdings, Inc.	125,600	2,183,455
Takeda Pharmaceutical Co., Ltd.	33,000	917,858
TDK Corporation	31,100	1,527,259
Terumo Corporation	457,200	8,366,144
Tokio Marine Holdings, Inc.	125,352	3,929,317
Tokyo Century Corporation	9,900	103,105
Tokyo Electric Power Co. Holdings, Inc.*	29,900	181,736
Tokyo Electron, Ltd.	24,500	6,381,005
Tokyo Gas Co., Ltd.	19,100	434,197
Tokyu Corporation	35,900	437,149
TOPPAN Holdings, Inc.	1,500	37,601
Toyo Suisan Kaisha, Ltd.	2,400	146,750
Toyota Boshoku Corporation	23,400	398,752
Toyota Motor Corporation	230,200	5,818,298
Toyota Tsusho Corporation	10,877	746,933
Trend Micro, Inc.	16,100	817,666
Unicharm Corporation	7,400	235,588
USS Co., Ltd.	49,200	406,744
Welcia Holdings Co., Ltd.	1,900	32,308
Yakult Honsha Co., Ltd.	24,300	496,655
Yamada Holdings Co., Ltd.	219,188	634,965
Yamaha Motor Co., Ltd.	168,000	1,547,544
Yokogawa Electric Corporation	3,500	80,603
		239,364,364
Jersey — 2.3%
Experian PLC	416,083	18,129,965
Ferguson PLC	29,570	6,469,755
Glencore PLC	343,547	1,885,235
WPP PLC	85,815	813,281
		27,298,236
Luxembourg — 0.0%
ArcelorMittal SA	4,556	125,231
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV ADR	19,170	2,497,276
Wal-Mart de Mexico SAB de CV	897,804	3,614,458
		6,111,734
Netherlands — 5.5%
Adyen NV 144A*	4,893	8,264,947
Airbus SE	11,995	2,209,825
Akzo Nobel NV	87,177	6,513,650
Argenx SE*	4,968	1,958,750
ASM International NV	11,040	6,760,924
ASML Holding NV	9,200	8,919,049
ASML Holding NV (NASDAQ Exchange)	7,090	6,880,632
BE Semiconductor Industries NV	4,006	613,633
Euronext NV 144A	41,644	3,963,264
Ferrari NV	23,650	10,312,240
IMCD NV	5,116	900,468
ING Groep NV‡‡	21,380	351,985
Koninklijke Ahold Delhaize NV	5,437	162,685
Koninklijke Philips NV*	37,713	754,786

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Koninklijke Vopak NV	10,802	$416,598
NN Group NV	8,254	381,047
OCI NV	598	16,390
Prosus NV*	80,991	2,535,050
QIAGEN NV*	24,631	1,052,669
Signify NV 144A	17,551	540,299
Stellantis NV	9,549	271,278
Tenaris SA	18,864	372,965
Wolters Kluwer NV	8,644	1,353,563
		65,506,697
New Zealand — 0.1%
Xero, Ltd.*	14,654	1,272,399
Norway — 0.0%
DNB Bank ASA	1,959	38,940
Equinor ASA	12,927	346,630
		385,570
Peru — 0.3%
Credicorp, Ltd.	21,545	3,650,369
Portugal — 0.6%
Galp Energia SGPS SA	416,427	6,884,528
Singapore — 0.7%
CapitaLand Integrated Commercial Trust REIT	112,569	165,056
Grab Holdings, Ltd. Class A*	209,230	656,982
Singapore Airlines, Ltd.	194,920	923,824
Singapore Exchange, Ltd.‡‡	539,008	3,678,366
Singapore Telecommunications, Ltd.	469,300	881,966
United Overseas Bank, Ltd.	93,170	2,025,519
Wilmar International, Ltd.	164,310	417,368
		8,749,081
South Korea — 1.6%
Hana Financial Group, Inc.	95,317	4,172,771
KB Financial Group, Inc.	143,726	7,510,764
Samsung Electronics Co., Ltd. GDR	4,724	7,013,882
		18,697,417
Spain — 1.0%
Aena SME SA 144A	2,163	426,011
Amadeus IT Group SA	126,110	8,095,847
Banco Bilbao Vizcaya Argentaria SAΔ	217,044	2,584,668
Bankinter SAΔ	172,185	1,261,596
		12,368,122
Sweden — 0.5%
AAK AB	4,050	96,241
Atlas Copco AB, B Shares	9,342	137,981
Billerud Aktiebolag	20,228	181,519
Boliden AB	8,664	240,579
Electrolux AB, B Shares*	9,463	84,496
Elekta AB, B Shares	34,357	258,967
Getinge AB, B Shares	8,168	164,282
H & M Hennes & Mauritz AB, B Shares	20,534	334,829
Hexpol AB	2,473	30,197
Investor AB, B Shares‡‡	34,482	865,303
Sandvik ABΔ	58,155	1,291,086
	Shares	Value
SSAB AB, B Shares	36,385	$268,654
Swedbank AB, A Shares	22,101	438,655
Trelleborg AB, B Shares	26,344	942,008
Volvo AB, B Shares	6,796	184,181
Volvo Car AB, B Shares*	52,787	199,851
		5,718,829
Switzerland — 9.6%
ABB, Ltd.	36,582	1,697,050
Adecco Group AG	6,673	263,999
Alcon, Inc.	17,286	1,429,751
Barry Callebaut AG	133	193,196
Chubb, Ltd.	42,849	11,103,461
Cie Financiere Richemont SA	81,920	12,471,534
DSM-Firmenich AG	4,352	494,962
Galderma Group AG*	6,055	425,330
Georg Fischer AG	2,671	198,098
Holcim, Ltd.*	14,422	1,306,587
Logitech International SA	5,654	506,651
Lonza Group AG	858	512,740
Nestle SA	149,843	15,920,813
Novartis AG‡‡	168,974	16,366,558
Roche Holding AG	68,064	17,378,035
Sandoz Group AG*	92,259	2,784,907
Sika AG	21,913	6,520,222
Swiss Re AG	5,511	708,907
Tecan Group AG	1,983	821,616
Temenos AG	2,687	192,202
UBS Group AG	518,739	15,972,458
Zurich Insurance Group AG	12,940	6,990,375
		114,259,452
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	109,310	14,871,626
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	1
United Kingdom — 6.1%
Allfunds Group PLC	64,104	462,310
Anglo American PLC	62,459	1,539,166
BAE Systems PLC	507,682	8,653,657
Beazley PLC	216,625	1,821,580
BP PLC ADR	143,714	5,415,144
BT Group PLC	459,567	636,023
Compass Group PLC	527,973	15,486,850
ConvaTec Group PLC 144A	229,360	828,576
Croda International PLC	8,350	516,660
Haleon PLC	1,990,022	8,339,744
HSBC Holdings PLC	454,962	3,556,359
IMI PLC	44,623	1,022,259
Inchcape PLC	52,687	482,373
Intermediate Capital Group PLC	10,636	275,488
Lloyds Banking Group PLC	5,656,528	3,699,351
London Stock Exchange Group PLC	13,185	1,577,639
National Grid PLC	98,534	1,327,648
Reckitt Benckiser Group PLC	45,986	2,621,434
Rio Tinto PLC	27,654	1,748,422
Rotork PLC	226,009	938,436

	Shares	Value
Schroders PLC	1	$5
Shell PLC	141,351	4,689,956
Standard Chartered PLC	128,982	1,093,473
Trainline PLC 144A*	145,357	679,545
Unilever PLC	103,534	5,197,598
Wise PLC Class A*	68,758	803,738
		73,413,434
Total Foreign Common Stocks (Cost $915,113,339)		1,059,098,223
FOREIGN PREFERRED STOCKS — 0.6%
Brazil — 0.3%
Itau Unibanco Holding SA 3.25%◊	555,173	3,846,605
Germany — 0.3%
Henkel AG & Co. KGaA 2.49%◊	36,338	2,920,706
Porsche Automobil Holding SE 5.22%‡‡◊	1,561	82,692
Volkswagen AG 7.41%◊	1,633	216,575
		3,219,973
Total Foreign Preferred Stocks (Cost $6,152,792)		7,066,578
	Shares	Value
MONEY MARKET FUNDS — 4.9%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	1,391,974	$1,391,974
Northern Institutional U.S. Government Portfolio (Shares), 5.13%Ø	53	53
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	33,483,731	33,483,731
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	24,391,738	24,391,738
Total Money Market Funds (Cost $59,267,496)		59,267,496
TOTAL INVESTMENTS — 97.3% (Cost $1,015,686,258)		1,163,553,404
Other Assets in Excess of Liabilities — 2.7%		32,043,889
NET ASSETS — 100.0%		$1,195,597,293
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	04/2024	34	$3,016,454	$21,064
IBEX 35 Index	04/2024	80	9,551,793	563,685
OMXS30 Index	04/2024	(239)	(5,636,729)	(75,423)
Hang Seng Index	04/2024	(10)	(1,058,529)	3,423
MSCI Singapore Index	04/2024	29	627,573	2,311
Topix Index®	06/2024	52	9,515,127	228,412
ASX SPI 200 Index	06/2024	(143)	(18,523,037)	(495,626)
S&P/TSX 60 Index	06/2024	(7)	(1,386,409)	(21,265)
DAX Index	06/2024	(22)	(11,141,068)	(215,965)
FTSE 100 Index	06/2024	239	24,096,111	640,856
FTSE/MIB Index	06/2024	102	18,823,354	512,711
MSCI EAFE Index	06/2024	284	33,470,820	34,299
Total Futures Contracts outstanding at March 31, 2024			$61,355,460	$1,198,482
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/24	U.S. Dollars	33,306,075	Swedish Kronor	343,000,000	CITI	$1,152,979
06/20/24	U.S. Dollars	33,716,239	Swiss Francs	29,360,000	CITI	863,559
06/20/24	U.S. Dollars	25,837,253	Japanese Yen	3,780,000,000	CITI	551,435
06/20/24	U.S. Dollars	16,270,820	New Zealand Dollars	26,623,000	CITI	364,117

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/24	U.S. Dollars	13,876,996	Norwegian Kroner	147,000,000	CITI	$310,302
06/20/24	U.S. Dollars	27,363,778	Australian Dollars	41,529,000	CITI	239,222
06/20/24	U.S. Dollars	19,904,584	British Pounds	15,638,000	CITI	158,574
06/20/24	U.S. Dollars	14,648,554	Euro	13,394,000	CITI	150,307
06/20/24	U.S. Dollars	31,994,573	Canadian Dollars	43,176,000	CITI	82,117
06/20/24	U.S. Dollars	1,392,935	Danish Kroner	9,495,000	CITI	13,859
06/20/24	Canadian Dollars	7,558,793	U.S. Dollars	5,573,618	CITI	13,274
06/20/24	U.S. Dollars	1,269,202	Singapore Dollars	1,696,000	CITI	8,452
06/20/24	U.S. Dollars	567,294	Israeli Shekels	2,066,000	CITI	3,426
06/20/24	U.S. Dollars	2,561,389	Hong Kong Dollars	19,986,000	CITI	1,907
06/20/24	Israeli Shekels	20,000	U.S. Dollars	5,442	CITI	16
Subtotal Appreciation						$3,913,546
06/20/24	Hong Kong Dollars	36,923,987	U.S. Dollars	4,732,657	CITI	$(4,034)
06/20/24	Singapore Dollars	1,161,000	U.S. Dollars	872,746	CITI	(9,696)
06/20/24	U.S. Dollars	15,965,781	Australian Dollars	24,474,000	CITI	(19,347)
06/20/24	Danish Kroner	20,104,000	U.S. Dollars	2,949,460	CITI	(29,508)
06/20/24	Israeli Shekels	5,325,000	U.S. Dollars	1,487,173	CITI	(33,836)
06/20/24	New Zealand Dollars	7,017,000	U.S. Dollars	4,275,090	CITI	(82,575)
06/20/24	Canadian Dollars	47,224,207	U.S. Dollars	35,041,401	CITI	(136,814)
06/20/24	Australian Dollars	28,130,000	U.S. Dollars	18,516,992	CITI	(143,958)
06/20/24	British Pounds	28,526,000	U.S. Dollars	36,250,986	CITI	(231,375)
06/20/24	Japanese Yen	3,780,000,000	U.S. Dollars	25,553,091	CITI	(267,272)
06/20/24	Swiss Francs	11,959,000	U.S. Dollars	13,686,541	CITI	(304,892)
06/20/24	Euro	45,981,000	U.S. Dollars	50,311,577	CITI	(539,746)
06/20/24	Swedish Kronor	237,000,000	U.S. Dollars	23,050,100	CITI	(833,529)
06/20/24	Norwegian Kroner	419,621,000	U.S. Dollars	39,965,704	CITI	(1,238,700)
Subtotal Depreciation						$(3,875,282)
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$38,264
Swap Agreements outstanding at March 31, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: 1-Month TELBOR + 0.31%	Tel Aviv Interbank Offered Rate (Monthly)	6/19/2024	GSC	ILS	3,212,635	$41,681	$—	$41,681
Financing Index: Euro Short Term Rate - 0.36%	MSCI Italy Net Return EUR Index (Monthly)	6/19/2024	GSC	EUR	1,913,701	61,243	—	61,243
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 0.65%	6/19/2024	GSC	CHF	1,739,477	1,799	—	1,799
Subtotal Appreciation						$104,723	$ —	$104,723
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	4/19/2024	GSC	EUR	5,476,336	$(136,231)	$—	$(136,231)
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.25%	6/19/2024	GSC	AUD	1,782,729	(22,007)	—	(22,007)
MSCI Netherlands Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.08%	6/19/2024	GSC	EUR	1,381,978	(31,944)	—	(31,944)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	6/21/2024	GSC	CHF	3,839,550	$(14,252)	$—	$(14,252)
Subtotal Depreciation						$(204,434)	$ —	$(204,434)
Net Total Return Swaps outstanding at March 31, 2024						$(99,711)	$ —	$(99,711)
Total Return Basket Swap Agreements outstanding at March 31, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	20-60 months maturity ranging from 08/08/2025 - 02/26/2029	GSC	$31,347,001	$890,610	$—	$890,610
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).**	20-60 months maturity ranging from 08/08/2025 - 03/09/2029	GSC	19,783,257	821,524	—	821,524
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	51-57 months maturity ranging from 03/23/2028 - 09/15/2028	GSC	1,387,817	7,817	—	7,817
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	20 months maturity 08/08/2025	GSC	344,665	1,944	—	1,944
Subtotal Appreciation				$1,721,895	$ —	$1,721,895

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Banco Santander SA	377,412	$1,708,711	$218,277	24.51%
Unibail-Rodamco-Westfield REIT	(22,122)	1,649,565	(57,114)	(6.41)
Compagnie De Saint Gobain	20,481	1,473,428	80,988	9.09
Engie SA	94,804	1,472,553	28,277	3.17
Corp ACCIONA Energias Renovables	(57,221)	1,155,747	43,914	4.93
Safran SA	5,432	1,140,283	88,140	9.90
TotalEnergies SE	17,479	1,114,492	78,530	8.82
Societe Generale SA	44,834	1,113,443	76,758	8.62
Acerinox SA	98,085	998,412	55,581	6.24
Orange SA	89,069	970,898	27,572	3.10
Dr. Ing hc F Porsche AG	(10,007)	922,533	(124,151)	(13.94)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
L’Oreal SA	1,981	$869,579	$(21,625)	(2.43)%
STMicroelectronics NV	21,797	869,542	(87,124)	(9.78)
Banco de Sabadell SA	518,871	756,618	77,399	8.69
DSM-Firmenich AG	(6,752)	711,794	(6,955)	(0.78)
Interpump Group SpA	(14,859)	671,253	(21,893)	(2.46)
Mapfre SA	282,664	662,395	87,096	9.78
Sodexo SA	7,950	631,691	24,004	2.70
Bouygues SA	16,408	620,897	14,388	1.62
Telefonica	142,790	584,508	32,245	3.62
Hermes International SCA	243	575,664	15,789	1.77
Eiffage SA	5,331	560,807	12,408	1.39
Vinci SA	4,573	543,956	445	0.05
Bankinter SA	76,635	520,464	46,959	5.27
Gaztransport Et Techniga Sa	3,671	508,744	(14,565)	(1.64)
Axa SA	13,685	476,388	21,695	2.44
Sartorius AG	(1,281)	471,519	(12,316)	(1.38)
Cellnex Telecom SA	(13,987)	458,624	25,289	2.84
Vivendi SE	44,190	446,378	4,142	0.46
Sartorius Stedim Biotech	(1,617)	427,503	11,433	1.28
BNP Paribas SA	5,793	382,288	42,701	4.79
Eurofins Scientific	(5,988)	353,560	(12,102)	(1.36)
Lotus Bakeries	(39)	349,050	1,438	0.16
D'ieteren Group	(1,571)	322,838	(22,363)	(2.51)
Airbus SE	1,853	316,426	27,336	3.07
Rexel SA	12,316	308,375	18,668	2.10
Aurubis AG	(4,710)	307,049	(24,870)	(2.79)
S.o.i.t.e.c.	(3,156)	302,085	109,080	12.25
IMCD NV	(1,751)	285,669	(9,344)	(1.05)
Asr Nederland NV	(6,148)	279,290	(19,040)	(2.14)
Ipsen SA	2,190	241,555	8,748	0.98
Industria de Diseno Textil SA	5,122	239,074	34,433	3.87
DiaSorin SpA	(2,537)	226,939	14,665	1.65
Faurecia SE (Euronext Paris Exchange)	(15,962)	224,170	(7,270)	(0.82)
Metso Corporation	(19,717)	217,098	(23,293)	(2.62)
Aeroports de Paris SA	(1,610)	204,620	(2,592)	(0.29)
Grifols SA	(21,689)	180,833	3,737	0.42
Sanofi	1,924	173,495	3,510	0.39
Wacker Chemie AG	(1,561)	163,201	(1,066)	(0.12)
SCOR SE	5,056	162,234	18,243	2.05
Other	(6,905)	1,018,763	4,405	0.50
		$31,347,001	$890,610	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	70,163	$1,844,451	$181,207	22.06%
HSBC Holdings PLC	247,409	1,532,269	297,791	36.25
Rolls-Royce Holdings PLC	346,447	1,476,854	184,405	22.45
BP PLC	253,013	1,257,584	103,358	12.58
InterContinental Hotels Group PLC	13,018	1,071,763	7,468	0.91
RS Group PLC	(131,410)	954,649	(2,155)	(0.26)
Direct Line Insurance Group	372,446	726,456	(131,532)	(16.01)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Melrose Industries PLC	105,476	$709,572	$99,849	12.15%
Man Group PLC	260,034	695,331	57,783	7.03
Marks & Spencer Group PLC	242,924	644,552	56,549	6.88
International Distributions	274,590	629,635	(35,940)	(4.37)
Antofagasta PLC	(30,778)	626,363	(80,081)	(9.75)
Associated British Foods PLC	24,370	609,194	73,943	9.00
Hiscox, Ltd.	45,575	565,130	25,399	3.09
Endeavor Mining PLC	(33,448)	537,759	(65,137)	(7.93)
NatWest Group PLC	(191,146)	507,240	(63,756)	(7.76)
Centrica PLC	336,529	429,826	(11,838)	(1.44)
Rentokil Initial PLC	(77,984)	367,353	24,518	2.98
GBP Spectris PLC	10,883	358,784	(3,732)	(0.45)
Wise PLC Class A	(35,860)	332,116	(12,041)	(1.47)
CRH PLC	4,849	331,591	29,530	3.60
Ashtead Group PLC	(4,936)	278,562	(36,542)	(4.45)
Johnson Matthey PLC	15,552	278,453	20,306	2.47
Vodafone Group PLC	383,269	269,327	(224)	(0.03)
BAE Systems PLC	18,809	254,017	20,773	2.53
Barratt Developments PLC	(52,253)	248,486	2,500	0.30
London Stock Exchange Group PLC	2,449	232,170	4,326	0.53
EasyJet PLC	33,925	193,473	10,690	1.30
Tesco PLC	59,590	176,835	10,440	1.27
Experian PLC	4,925	170,025	6,111	0.74
Barclays PLC	90,974	167,053	16,893	2.06
3i Group PLC	5,710	160,410	20,488	2.49
Intermediate Capital Group PLC	7,616	156,293	9,326	1.14
Whitbread PLC	4,641	153,730	1,794	0.22
Taylor Wimpey PLC	103,810	142,197	2,667	0.33
Ocado Group PLC	24,048	109,268	(1,067)	(0.13)
Burberry Group PLC	9,005	109,134	(4,381)	(0.53)
Croda International PLC	(2,218)	108,735	(4,259)	(0.52)
Unilever PLC	2,449	97,409	4,691	0.57
RELX PLC	2,694	92,049	1,660	0.20
Pennon Group PLC	(8,621)	55,821	4,513	0.55
Mondi PLC	2,952	41,195	1,594	0.19
Rightmove PLC	7,492	41,143	(2,838)	(0.34)
Auto Trader Group PLC	5,574	39,000	(3,525)	(0.43)
		$19,783,257	$821,524	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	47 months maturity 11/03/2027	GSC	$324,579	$(911)	$—	$(911)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.90% to -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	51-60 months maturity ranging from 03/03/2028 - 03/09/2029	GSC	3,923,636	(7,883)	—	(7,883)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-2.00% to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	37-59 months maturity ranging from 01/06/2027 - 02/06/2029	GSC	$3,603,673	$(11,295)	$—	$(11,295)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	37-53 months maturity ranging from 08/09/2027 - 02/26/2029	GSC	762,637	(25,875)	—	(25,875)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).	20-60 months maturity ranging from 03/03/2028 - 02/27/2029	GSC	1,136,719,025	(126,245)	—	(126,245)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	20-56 months maturity ranging from 08/08/2025 - 08/31/2028	GSC	21,339,524	(167,740)	—	(167,740)
Subtotal Depreciation				$(339,949)	$ —	$(339,949)
Net Total Return Basket Swaps				$1,381,946	$ —	$1,381,946
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 1.8%
Consumer Discretionary — 1.8%
Coupang, Inc.*	139,504	$2,481,776
MercadoLibre, Inc.*	3,733	5,644,147
Samsonite International SA 144A*	149,100	564,921
Yum China Holdings, Inc.	150,020	5,969,296
		14,660,140
Materials — 0.0%
Southern Copper CorporationΔ	2,441	260,015
Total Common Stocks (Cost $14,931,084)		14,920,155
FOREIGN COMMON STOCKS — 89.0%
Brazil — 4.5%
Atacadao SA	1,083,200	2,911,340
B3 SA - Brasil Bolsa Balcao	2,295,300	5,491,805
Banco Bradesco SA*	705,700	1,795,417
Banco BTG Pactual SA*	269,727	1,964,575
Banco do Brasil SA	200,000	2,260,239
Caixa Seguridade Participacoes S/A	75,624	237,032
Cyrela Brazil Realty SA Empreendimentos e Participacoes	378,900	1,878,862
Fleury SA	83,700	250,496
Klabin SA	102,400	514,920
Localiza Rent a Car SA*	197,388	2,163,814
Magazine Luiza SA*	202,300	72,604
NU Holdings, Ltd. Class A*	46,112	550,116
Odontoprev SA	40,152	98,150
PRIO SA	26,300	254,746
Raia Drogasil SA	1,433,820	7,856,078
Rede D'Or Sao Luiz SA 144A*	344,589	1,736,892
Rumo SA	68,900	304,839
Sendas Distribuidora SA	157,900	466,579
Suzano SA*	37,400	477,101
Telefonica Brasil SA	51,300	516,641
TIM SA	109,300	387,695
TOTVS SA*	62,400	354,463
Ultrapar Participacoes SA	116,000	660,326
Vale SA	176,300	2,145,662
Vale SA ADR	91,756	1,118,506
Vibra Energia SA*	37,700	187,921
Vivara Participacoes SA	26,300	133,404
		36,790,223
Canada — 0.4%
Capstone Copper CorporationΔ*	131,500	836,831
Parex Resources, Inc.	167,096	2,669,490
		3,506,321
Cayman Islands — 0.2%
Patria Investments, Ltd. Class A	132,143	1,961,002
Chile — 0.3%
Banco de Chile ADR	9,670	215,351
Cencosud SA	534,246	926,971
Empresas CMPC SA	396,871	806,485
Enel Chile SA	8,544,118	513,640
		2,462,447
	Shares	Value
China — 14.9%
360 Security Technology, Inc. Class A*	30,600	$37,333
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	44,400	107,939
3SBio, Inc. 144A*	95,000	72,675
Agricultural Bank of China, Ltd. Class A	92,500	53,139
Aier Eye Hospital Group Co., Ltd. Class A	21,200	37,568
AIMA Technology Group Co., Ltd. Class A	800	3,421
Alibaba Group Holding, Ltd. ADR	159,157	11,516,601
Aluminum Corporation of China, Ltd. Class A	6,300	6,175
Aluminum Corporation of China, Ltd. Class H	1,184,000	753,924
Amlogic Shanghai Co., Ltd. Class A	806	5,358
Anhui Jianghuai Automobile Group Corporation, Ltd. Class A*	11,800	27,384
Anjoy Foods Group Co., Ltd. Class A	7,800	89,154
ANTA Sports Products, Ltd.	65,400	697,348
Avary Holding Shenzhen Co., Ltd. Class A	25,100	81,647
AVIC Airborne Systems Co., Ltd.	4,453	—
Baidu, Inc. Class A*	184,500	2,428,873
Bank of Beijing Co., Ltd. Class A	195,000	151,742
Bank of China, Ltd. Class H	2,936,000	1,203,791
Bank of Communications Co., Ltd. Class A	89,000	76,629
Bank of Communications Co., Ltd. Class H	437,000	287,376
Bank of Shanghai Co., Ltd. Class A	195,300	180,483
Baoshan Iron & Steel Co., Ltd. Class A	94,600	84,346
Beijing Kingsoft Office Software, Inc. Class A	835	34,402
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	14,700	32,535
Beijing Roborock Technology Co., Ltd. Class A	251	11,840
Bloomage Biotechnology Corporation, Ltd. Class A	560	4,331
BYD Co., Ltd. Class A	3,300	94,776
BYD Co., Ltd. Class H	32,000	819,362
Changchun High & New Technology Industry Group, Inc. Class A	3,600	60,204
China Cinda Asset Management Co., Ltd. Class H	2,277,000	189,251
China CITIC Bank Corporation, Ltd. Class H	4,729,000	2,522,449
China Communications Services Corporation, Ltd. Class H	2,646,000	1,234,771
China Construction Bank Corporation Class A	17,500	16,462
China Construction Bank Corporation Class H	7,210,000	4,351,043
China Galaxy Securities Co., Ltd. Class A	8,800	14,342
China Medical System Holdings, Ltd.	56,000	58,813

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
China Merchants Bank Co., Ltd. Class A	32,456	$144,073
China Merchants Bank Co., Ltd. Class H	295,500	1,171,219
China Minsheng Banking Corporation, Ltd. Class A	156,700	87,616
China Minsheng Banking Corporation, Ltd. Class H	235,500	81,616
China National Building Material Co., Ltd. Class H	1,956,000	673,251
China Pacific Insurance Group Co., Ltd. Class A	43,700	136,314
China Pacific Insurance Group Co., Ltd. Class H	48,800	85,611
China Petroleum & Chemical Corporation Class A	204,800	175,579
China Railway Group, Ltd. Class A	219,100	205,658
China Railway Group, Ltd. Class H	1,437,000	711,294
China Railway Signal & Communication Corporation, Ltd. Class A	13,568	10,253
China Resources Land, Ltd.Δ	1,684,987	5,345,509
China Resources Microelectronics, Ltd. Class A	1,964	10,630
China Shenhua Energy Co., Ltd. Class A	19,100	101,686
China State Construction Engineering Corporation, Ltd. Class A	359,900	258,799
China State Construction International Holdings, Ltd.	380,000	415,364
China Tourism Group Duty Free Corporation, Ltd. Class A	8,600	102,233
China Tower Corporation, Ltd. Class H 144A	11,924,000	1,372,330
China Yangtze Power Co., Ltd. Class A	111,499	382,753
Chongqing Changan Automobile Co., Ltd. Class A	102,500	242,557
Chongqing Zhifei Biological Products Co., Ltd. Class A	700	4,365
CNPC Capital Co., Ltd. Class A	11,900	9,215
Contemporary Amperex Technology Co., Ltd. Class A	36,418	947,584
COSCO SHIPPING Holdings Co., Ltd. Class A	149,700	213,348
Dongfeng Motor Group Co., Ltd. Class H	2,038,000	852,196
East Money Information Co., Ltd. Class A	30,960	54,976
ENN Energy Holdings, Ltd.	7,700	59,913
Eoptolink Technology, Inc., Ltd. Class A	500	4,683
Focus Media Information Technology Co., Ltd. Class A	47,300	42,365
Foshan Haitian Flavouring & Food Co., Ltd. Class A	29,077	158,660
Foxconn Industrial Internet Co., Ltd. Class A	78,900	255,119
Fuyao Glass Industry Group Co., Ltd. Class A	310,800	1,838,160
Fuyao Glass Industry Group Co., Ltd. Class H 144A	344,000	1,733,159
GCL Technology Holdings, Ltd.	2,281,000	373,733
	Shares	Value
Geely Automobile Holdings, Ltd.	1,145,000	$1,355,090
Giant Network Group Co., Ltd. Class A	4,300	7,252
Gree Electric Appliances, Inc. of Zhuhai Class A	17,800	96,118
Guangdong Haid Group Co., Ltd. Class A	25,000	148,241
Guotai Junan Securities Co., Ltd. Class A	64,700	127,033
H World Group, Ltd. ADRΔ	3,029	117,222
Hainan Airport Infrastructure Co., Ltd. Class A*	22,000	10,577
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. Class A	28,200	75,284
Henan Shuanghui Investment & Development Co., Ltd. Class A	42,100	149,490
Hisense Visual Technology Co., Ltd. Class A	4,400	14,337
Hithink RoyalFlush Information Network Co., Ltd. Class A	900	16,726
Huaibei Mining Holdings Co., Ltd. Class A	84,100	189,799
Hualan Biological Engineering, Inc. Class A	108,200	295,268
Huaneng Power International, Inc. Class H*	158,000	93,201
Huatai Securities Co., Ltd. Class A	67,600	128,788
Huaxia Bank Co., Ltd. Class A	117,407	104,643
Huayu Automotive Systems Co., Ltd. Class A	5,000	11,338
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	21,300	107,687
Hundsun Technologies, Inc. Class A	16,100	50,485
Hygon Information Technology Co., Ltd. Class A	1,038	10,981
Imeik Technology Development Co., Ltd. Class A	500	23,305
Industrial & Commercial Bank of China, Ltd. Class A	57,100	41,295
Industrial & Commercial Bank of China, Ltd. Class H	1,597,000	802,706
Industrial Bank Co., Ltd. Class A	61,200	137,011
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	346,661	1,328,365
Isoftstone Information Technology Group Co., Ltd. Class A*	1,900	12,273
JA Solar Technology Co., Ltd. Class A	32,800	78,494
JCET Group Co., Ltd. Class A	3,100	12,397
JD.com, Inc. Class A	111,600	1,530,804
Jiangsu Expressway Co., Ltd. Class A	144,400	234,123
Jiangsu Pacific Quartz Co., Ltd. Class A	5,200	65,017
Jizhong Energy Resources Co., Ltd. Class A	11,900	12,254
Jointown Pharmaceutical Group Co., Ltd. Class A	9,117	10,006
Kanzhun, Ltd. ADR	123,170	2,159,170
KE Holdings, Inc. ADR	142,485	1,956,319
Kingnet Network Co., Ltd. Class A	25,200	38,239
Kingsoft Corporation, Ltd.	214,400	661,709
Kunlun Energy Co., Ltd.	1,144,000	955,689

	Shares	Value
Lens Technology Co., Ltd. Class A	30,200	$56,360
Li Auto, Inc. Class A*	104,000	1,579,191
Lingyi iTech Guangdong Co. Class A	141,800	106,455
LONGi Green Energy Technology Co., Ltd. Class A	19,400	52,428
Luxshare Precision Industry Co., Ltd. Class A	24,600	100,818
Mango Excellent Media Co., Ltd. Class A	5,300	17,869
Meihua Holdings Group Co., Ltd. Class A	110,800	153,596
Meituan Class B 144A*	425,781	5,255,881
Metallurgical Corporation of China, Ltd. Class A	448,900	212,106
Midea Group Co., Ltd. Class A	829,592	7,380,828
Montage Technology Co., Ltd. Class A	1,970	12,602
NARI Technology Co., Ltd. Class A	1,662,425	5,522,724
National Silicon Industry Group Co., Ltd. Class A*	5,208	9,584
NAURA Technology Group Co., Ltd. Class A	1,848	78,046
NetEase, Inc.	45,900	951,123
NetEase, Inc. ADR	37,041	3,832,632
New China Life Insurance Co., Ltd. Class A	17,800	74,037
New China Life Insurance Co., Ltd. Class H	184,000	326,308
New Oriental Education & Technology Group, Inc.*	117,900	1,030,430
NIO, Inc. ADRΔ*	36,022	162,099
Offshore Oil Engineering Co., Ltd. Class A	139,200	122,332
Orient Overseas International, Ltd.	100,000	1,197,038
PDD Holdings, Inc. ADR*	18,687	2,172,364
People.cn Co., Ltd. Class A	2,500	9,191
People's Insurance Co. Group of China, Ltd. (The) Class A	101,000	71,296
People's Insurance Co. Group of China, Ltd. (The) Class H	199,000	63,619
PetroChina Co., Ltd. Class A	232,900	297,152
PICC Property & Casualty Co., Ltd. Class H	2,716,000	3,584,425
Ping An Bank Co., Ltd. Class A	88,400	127,781
Ping An Insurance Group Co. of China, Ltd. Class A	36,200	203,109
Ping An Insurance Group Co. of China, Ltd. Class H	1,443,996	6,130,747
Power Construction Corporation of China, Ltd. Class A	25,500	17,351
Satellite Chemical Co., Ltd. Class A*	1,300	3,054
Seres Group Co., Ltd. Class A*	2,300	28,761
Shaanxi Coal Industry Co., Ltd. Class A	28,300	97,432
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	46,000	58,175
Shanghai Aiko Solar Energy Co., Ltd. Class A	19,300	36,318
Shanghai Baosight Software Co., Ltd. Class A	18,920	100,301
	Shares	Value
Shanghai BOCHU Electronic Technology Corporation, Ltd. Class A	278	$10,534
Shanghai Junshi Biosciences Co., Ltd. Class A*	1,216	4,562
Shanghai RAAS Blood Products Co., Ltd. Class A	4,800	4,649
Shanxi Coal International Energy Group Co., Ltd. Class A	56,200	129,846
Shanxi Coking Coal Energy Group Co., Ltd. Class A	33,200	46,687
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	5,200	14,364
Shenzhen Energy Group Co., Ltd. Class A	17,500	16,704
Shenzhen Inovance Technology Co., Ltd. Class A	377,626	3,133,087
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	129,490	4,993,823
Shenzhen SC New Energy Technology Corporation Class A	8,100	66,599
Shenzhen Transsion Holdings Co., Ltd. Class A	1,226	27,585
Shenzhou International Group Holdings, Ltd.	63,800	605,680
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	4,500	18,748
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	51,400	1,020,333
Silergy Corporation	52,000	531,946
Sinopharm Group Co., Ltd. Class H	494,000	1,266,760
Sungrow Power Supply Co., Ltd. Class A	1,800	25,598
Sunny Optical Technology Group Co., Ltd.	171,300	877,281
Sunresin New Materials Co., Ltd. Class A	46,750	287,624
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	1,600	3,193
Suzhou TFC Optical Communication Co., Ltd. Class A	2,600	54,387
Tencent Music Entertainment Group ADR*	22,026	246,471
Thunder Software Technology Co., Ltd. Class A	2,900	20,661
Tianqi Lithium Corporation Class A	3,000	19,702
Tongwei Co., Ltd. Class A	19,700	67,051
Trina Solar Co., Ltd. Class A	3,900	12,740
Universal Scientific Industrial Shanghai Co., Ltd. Class A	20,700	39,130
Vipshop Holdings, Ltd. ADR	13,960	231,038
Wanhua Chemical Group Co., Ltd. Class A	2,300	25,509
Weichai Power Co., Ltd. Class A	52,400	117,696
Weichai Power Co., Ltd. Class H	260,000	496,109
Western Mining Co., Ltd. Class A	3,600	9,199
Western Superconducting Technologies Co., Ltd. Class A	1,152	5,841
Will Semiconductor Co., Ltd. Class A	159,803	2,169,767
WuXi AppTec Co., Ltd. Class A	5,100	33,084

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Xiamen C&D, Inc. Class A	102,100	$142,826
Xiaomi Corporation Class B 144A*	349,800	686,755
Xinyi Solar Holdings, Ltd.	252,000	195,676
Yadea Group Holdings, Ltd. 144A	142,000	230,405
Yealink Network Technology Corporation, Ltd. Class A	1,200	4,151
Yihai Kerry Arawana Holdings Co., Ltd. Class A	1,900	7,901
YongXing Special Materials Technology Co., Ltd. Class A	14,500	94,842
Yunnan Aluminium Co., Ltd. Class A	414,848	779,355
Yutong Bus Co., Ltd. Class A	88,500	242,140
Zai Lab, Ltd. ADRΔ*	36,563	585,739
Zhejiang China Commodities City Group Co., Ltd. Class A	12,700	15,344
Zhejiang Dahua Technology Co., Ltd. Class A	6,300	16,159
Zhejiang Expressway Co., Ltd. Class H	92,000	59,037
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	94,830	313,743
Zhejiang Zheneng Electric Power Co., Ltd. Class A*	13,000	11,940
Zhongji Innolight Co., Ltd. Class A	26,000	554,320
Zhongsheng Group Holdings, Ltd.	240,000	416,873
Zhuzhou CRRC Times Electric Co., Ltd. Class A	1,033	6,362
Zijin Mining Group Co., Ltd. Class H	224,000	448,762
ZTE Corporation Class A	34,600	130,885
ZTO Express Cayman, Inc.	36,724	785,202
ZTO Express Cayman, Inc. ADR	27,768	581,462
		122,957,474
Egypt — 0.0%
Commercial International Bank - Egypt (CIB) GDR	211,021	336,367
Greece — 0.3%
JUMBO SA	22,453	646,765
National Bank of Greece SA*	117,175	917,262
Piraeus Financial Holdings SA*	299,742	1,252,360
		2,816,387
Hong Kong — 6.6%
AIA Group, Ltd.	885,499	5,956,374
Alibaba Group Holding, Ltd.	713,996	6,456,547
China Merchants Port Holdings Co., Ltd.	560,000	671,480
China Overseas Land & Investment, Ltd.	180,000	259,784
China Resources Power Holdings Co., Ltd.	262,000	611,890
China Taiping Insurance Holdings Co., Ltd.	1,293,600	1,134,044
CITIC, Ltd.	2,762,000	2,658,385
Hong Kong Exchanges and Clearing, Ltd.	229,700	6,693,061
Sinotruk Hong Kong, Ltd.	420,000	1,031,366
Tencent Holdings, Ltd.	743,467	28,957,998
		54,430,929
	Shares	Value
Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	185,734	$1,506,151
OTP Bank Nyrt PLC	78,556	3,615,546
		5,121,697
India — 16.2%
Amber Enterprises India, Ltd.*	6,028	264,904
Axis Bank, Ltd.	279,009	3,516,461
Bajaj Auto, Ltd.	7,392	813,259
Bajaj Finance, Ltd.	22,907	2,000,212
Bank of Baroda	327,476	1,040,344
Bharat Petroleum Corporation, Ltd.	379,911	2,752,195
Bharti Airtel, Ltd.	305,964	4,514,422
Cartrade Tech, Ltd.*	16,140	123,895
Coal India, Ltd.	414,144	2,165,492
Coforge, Ltd.	7,420	491,448
Computer Age Management Services, Ltd.	17,159	602,160
Craftsman Automation, Ltd.	3,388	175,547
DLF, Ltd.	33,609	362,623
Embassy Office Parks REIT	392,672	1,740,182
Five-Star Business Finance, Ltd.*	28,693	248,183
Godrej Properties, Ltd.*	25,902	716,132
HDFC Bank, Ltd.	884,530	15,424,100
Hero MotoCorp, Ltd.	8,640	490,554
Hindustan Aeronautics, Ltd.	41,199	1,648,649
Hindustan Petroleum Corporation, Ltd.	411,321	2,348,179
ICICI Bank, Ltd.	527,241	6,950,967
ICICI Lombard General Insurance Co., Ltd. 144A	31,945	646,145
Indian Oil Corporation, Ltd.	1,385,508	2,795,810
Info Edge India, Ltd.	6,048	406,433
Infosys, Ltd.	45,146	812,996
InterGlobe Aviation, Ltd. 144A*	3,533	150,551
Jio Financial Services, Ltd.*	232,938	990,311
Kotak Mahindra Bank, Ltd.	110,118	2,365,778
Larsen & Toubro, Ltd.	192,883	8,723,961
Macrotech Developers, Ltd. 144A	73,154	999,687
Mahindra & Mahindra, Ltd.	630,900	14,574,646
Marico, Ltd.	1,285,537	7,679,192
Max Financial Services, Ltd.*	185,765	2,239,921
Max Healthcare Institute, Ltd.	64,790	638,983
Navin Fluorine International, Ltd.	9,302	347,875
Netweb Technologies India, Ltd.*	16,825	326,454
NTPC, Ltd.	786,257	3,177,485
Oil & Natural Gas Corporation, Ltd.	914,259	2,951,254
PB Fintech, Ltd.*	105,891	1,432,157
Petronet LNG, Ltd.	427,906	1,354,894
Power Finance Corporation, Ltd.	238,790	1,120,366
Power Grid Corporation of India, Ltd.	925,705	3,072,800
REC, Ltd.	166,786	905,304
Reliance Industries, Ltd.	118,728	4,245,498
SBI Life Insurance Co., Ltd. 144A	223,060	4,027,743
Shriram Finance, Ltd.	2,216	63,551
Sona Blw Precision Forgings, Ltd. 144A	66,421	563,493

	Shares	Value
State Bank of India	136,914	$1,239,965
Tata Consultancy Services, Ltd.	231,582	10,808,384
Tata Consumer Products, Ltd.	84,593	1,113,916
Tata Motors, Ltd.	90,879	1,084,951
TeamLease Services, Ltd.*	7,678	252,765
UltraTech Cement, Ltd.	531	62,182
Varun Beverages, Ltd.	14,261	239,678
Vedanta, Ltd.	765,423	2,505,618
Zomato, Ltd.*	746,284	1,635,797
		133,946,452
Indonesia — 2.8%
Aneka Tambang Tbk	1,377,500	139,154
PT Adaro Energy Indonesia Tbk	13,313,900	2,268,478
PT Astra International Tbk	866,500	281,517
PT Bank BTPN Syariah Tbk	351,200	30,034
PT Bank Central Asia Tbk	18,691,802	11,886,825
PT Bank Mandiri Persero Tbk	5,459,028	2,483,820
PT Bank Negara Indonesia Persero Tbk	501,500	186,692
PT BFI Finance Indonesia Tbk	4,306,700	363,985
PT Indah Kiat Pulp & Paper Tbk	911,300	550,282
PT Indofood Sukses Makmur Tbk	245,600	98,751
PT Map Aktif Adiperkasa	6,581,200	433,766
PT Nusantara Sejahtera Raya Tbk 144A*	12,183,300	176,737
PT Pakuwon Jati Tbk	8,260,800	221,025
PT Semen Indonesia Persero Tbk	348,625	129,731
PT Telkom Indonesia Persero Tbk	5,553,000	1,221,357
PT United Tractors Tbk	1,485,260	2,265,056
		22,737,210
Kazakhstan — 0.3%
Kaspi.KZ JSC ADRΔ	10,684	1,374,390
Kaspi.KZ JSC ADR (London Exchange)Δ	6,895	886,973
Kaspi.KZ JSC GDR	3,113	400,456
		2,661,819
Kuwait — 0.1%
National Bank of Kuwait SAKP	214,154	668,154
Malaysia — 0.4%
AMMB Holdings Bhd	109,400	96,353
CIMB Group Holdings Bhd	72,000	99,738
Malayan Banking Bhd	1,160,733	2,367,367
RHB Bank Bhd	568,800	678,236
		3,241,694
Mexico — 3.2%
Alfa SAB de CV Series A	971,300	722,727
Alsea SAB de CV*	147,800	728,770
America Movil SAB de CV Series B	981,600	916,470
Arca Continental SAB de CV	53,621	585,767
Banco del Bajio SA 144A	178,900	695,848
BBB Foods, Inc. Class A*	4,345	103,324
Cemex SAB de CV ADR*	363,585	3,275,901
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	52,853	2,073,952
Fibra Uno Administracion SA de CV REIT	223,800	372,253
	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	92,800	$12,089,056
GCC SAB de CV	27,187	323,508
Gentera SAB de CV	266,050	456,836
Grupo Aeroportuario del Sureste SAB de CV ADR	3,458	1,101,996
Grupo Financiero Banorte SAB de CV Series O	128,039	1,359,953
Grupo Financiero Inbursa SAB de CV Series O*	34,200	105,672
Orbia Advance Corporation SAB de CV	257,500	538,832
Prologis Property Mexico SA de CV REIT	123,236	541,140
Promotora y Operadora de Infraestructura SAB de CV	8,975	95,198
Wal-Mart de Mexico SAB de CV	92,300	371,589
		26,458,792
Peru — 0.8%
Credicorp, Ltd.	39,010	6,609,464
Philippines — 0.4%
Ayala Land, Inc.	2,446,600	1,406,201
BDO Unibank, Inc.	268,584	738,170
Jollibee Foods Corporation	88,760	399,025
Monde Nissin Corporation 144A	2,926,200	568,427
SM Prime Holdings, Inc.	473,200	275,258
		3,387,081
Poland — 0.6%
Bank Polska Kasa Opieki SA	62,070	2,820,691
Budimex SA	354	62,038
Dino Polska SA 144A*	5,211	505,531
LPP SA	212	811,428
Powszechny Zaklad Ubezpieczen SA	47,871	584,684
		4,784,372
Qatar — 0.1%
Commercial Bank PSQC (The)	60,247	79,772
Qatar National Bank QPSC	208,418	814,553
		894,325
Romania — 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA*	14,521	422,415
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
LUKOIL PJSC ADR†††*	11,047	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Rosneft Oil Co. PJSC GDR†††*	16,843	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PJSC ADR†††*	17,904	—
Tatneft PJSC ADR†††*	15,224	—
		—

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Saudi Arabia — 2.4%
Alinma Bank	32,594	$380,816
Arab National Bank	230,026	1,813,088
Banque Saudi Fransi	161,852	1,681,733
Co for Cooperative Insurance (The)	14,132	610,349
Jarir Marketing Co.	34,761	136,250
Middle East Healthcare Co.*	14,297	377,391
Riyad Bank	242,206	1,925,407
Saudi Arabian Oil Co. 144A	90,447	741,896
Saudi Basic Industries Corporation	23,222	483,645
Saudi British Bank (The)	349,351	3,725,914
Saudi Electricity Co.	111,913	590,212
Saudi Ground Services Co.*	115,860	1,600,200
Saudi Investment Bank (The)	19,844	87,625
Saudi National Bank (The)	334,159	3,636,991
Saudi Telecom Co.	195,926	2,068,332
		19,859,849
Singapore — 0.0%
Nanofilm Technologies International, Ltd.	202,706	107,302
TDCX, Inc. ADR*	18,358	131,627
		238,929
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	25,899	606,323
South Africa — 2.3%
Absa Group, Ltd.	33,869	264,426
African Rainbow Minerals, Ltd.Δ	68,031	590,799
Anglo American Platinum, Ltd.	9,608	389,781
Clicks Group, Ltd.	32,444	507,233
Discovery, Ltd.	571,649	3,640,867
Exxaro Resources, Ltd.	166,526	1,485,722
Impala Platinum Holdings, Ltd.	18,624	76,940
JSE, Ltd.	44,616	208,239
Naspers, Ltd. Class N	36,829	6,528,786
Nedbank Group, Ltd.	71,821	866,490
Old Mutual, Ltd.	3,680,241	2,283,149
Sanlam, Ltd.	54,266	198,813
Sasol, Ltd.	213,571	1,650,458
Standard Bank Group, Ltd.	67,296	658,179
		19,349,882
South Korea — 10.4%
BGF retail Co., Ltd.	8,182	710,727
DB Insurance Co., Ltd.	24,502	1,752,657
Doosan Bobcat, Inc.	56,628	2,272,033
GS Holdings Corporation	38,509	1,385,824
Hana Financial Group, Inc.	71,547	3,132,172
Hanmi Semiconductor Co., Ltd.	14,137	1,406,755
Hanon Systems	241,697	1,074,176
HMM Co., Ltd.	53,960	631,167
Hyundai Motor Co.	16,674	2,934,098
Hyundai Steel Co.	63,317	1,496,663
Industrial Bank of Korea	190,746	1,978,457
JYP Entertainment Corporation	6,656	350,813
KB Financial Group, Inc.	13,180	688,754
Kia Corporation	37,319	3,101,553
	Shares	Value
Korea Investment Holdings Co., Ltd.	21,563	$1,067,571
Krafton, Inc.*	399	74,101
LG Electronic, Inc.	7,317	525,986
LG Uplus Corporation	13,101	97,778
NCSoft Corporation	961	147,012
Orion Corporation	4,152	283,318
Samsung Biologics Co., Ltd. 144A*	762	471,621
Samsung Electronics Co., Ltd.	430,849	25,892,953
Samsung Engineering Co., Ltd.*	79,164	1,482,843
Samsung Fire & Marine Insurance Co., Ltd.	42,091	9,666,163
Samsung SDI Co., Ltd.	1,447	513,185
Shinhan Financial Group Co., Ltd.	2,075	73,196
SK Hynix, Inc.	137,824	18,258,287
SK Telecom Co., Ltd.	45,541	1,803,213
SK, Inc.	445	60,365
Woori Financial Group, Inc.	259,300	2,812,678
		86,146,119
Taiwan — 16.2%
Accton Technology Corporation	5,000	71,652
Acer, Inc.	932,000	1,358,510
Advantech Co., Ltd.	207,073	2,634,450
ASE Technology Holding Co., Ltd.	694,000	3,368,743
ASPEED Technology, Inc.	30,720	3,201,642
Asustek Computer, Inc.	44,000	582,493
Catcher Technology Co., Ltd.	161,000	1,094,041
Chailease Holding Co., Ltd.	83,595	447,941
China Development Financial Holding Corporation*	3,241,000	1,401,954
Chroma ATE, Inc.	29,000	228,985
Compal Electronics, Inc.	360,000	431,166
Delta Electronics, Inc.	715,982	7,663,066
Eva Airways Corporation	638,000	630,123
Evergreen Marine Corporation Taiwan, Ltd.	53,000	284,844
Hon Hai Precision Industry Co., Ltd.	346,000	1,680,541
Jentech Precision Industrial Co., Ltd.	13,000	366,668
MediaTek, Inc.	278,396	10,087,486
Merida Industry Co., Ltd.	14,000	92,925
Nien Made Enterprise Co., Ltd.	34,000	376,846
Novatek Microelectronics Corporation	103,000	1,896,208
Pegatron Corporation	206,000	641,333
Pou Chen Corporation	1,328,000	1,503,296
President Chain Store Corporation	772,000	6,401,652
Realtek Semiconductor Corporation	182,000	3,169,384
Taiwan Semiconductor Manufacturing Co., Ltd.	2,861,586	68,552,767
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	47,927	6,520,468
Unimicron Technology Corporation	548,734	3,262,327
United Microelectronics Corporation	413,000	670,730
Voltronic Power Technology Corporation	80,817	4,168,323
Wistron Corporation	18,000	67,807
WPG Holdings, Ltd.	122,000	366,042

	Shares	Value
Yang Ming Marine Transport Corporation	200,000	$276,120
		133,500,533
Thailand — 0.8%
Central Pattana PCL	465,100	803,050
Central Pattana PCL NVDR	92,600	159,496
Kasikornbank PCL NVDR	276,100	938,699
Krung Thai Bank PCL NVDR	1,323,200	609,987
PTT Exploration & Production PCL	704,800	2,884,228
SCB X PCL NVDR	284,000	887,823
		6,283,283
Turkey — 0.4%
Akbank TAS	208,620	301,859
KOC Holding AS	270,780	1,668,374
Yapi ve Kredi Bankasi AS	1,565,891	1,331,150
		3,301,383
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	26,811	60,744
Abu Dhabi Islamic Bank PJSC	519,463	1,558,849
Americana Restaurants International PLC	1,398,017	1,256,302
Burjeel Holdings PLC	1,330,432	1,068,766
Emaar Properties PJSC	30,784	68,488
Emirates NBD Bank PJSC	45,844	218,468
First Abu Dhabi Bank PJSC	126,635	455,882
		4,687,499
United Kingdom — 3.0%
Anglo American PLC	123,301	3,038,485
Antofagasta PLC	510,974	13,124,887
Unilever PLC	168,310	8,449,473
		24,612,845
Total Foreign Common Stocks (Cost $682,803,874)		734,781,270
FOREIGN PREFERRED STOCKS — 2.1%
Brazil — 0.6%
Itau Unibanco Holding SA 3.25%◊	84,700	586,857
	Shares	Value
Cia Energetica de Minas Gerais 1.93%◊	471,100	$1,181,648
Gerdau SA 1.80%◊	79,600	352,339
Petroleo Brasileiro SA 5.88%◊	395,200	2,954,899
		5,075,743
Chile — 0.3%
Embotelladora Andina SA Class B 1.33%◊	893,036	2,262,372
South Korea — 1.2%
Samsung Electronics Co., Ltd. 2.13%◊	197,776	9,871,436
Total Foreign Preferred Stocks (Cost $15,985,289)		17,209,551
MONEY MARKET FUNDS — 5.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	220,285	220,285
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	23,521,580	23,521,580
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	23,395,065	23,395,065
Total Money Market Funds (Cost $47,136,930)		47,136,930
TOTAL INVESTMENTS — 98.6% (Cost $760,857,177)		814,047,906
Other Assets in Excess of Liabilities — 1.4%		11,927,029
NET ASSETS — 100.0%		$825,974,935
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	04/2024	61	$2,743,536	$26,108
FTSE Taiwan Index	04/2024	36	2,509,200	27,522
Hang Seng China Enterprises Index	04/2024	55	2,042,763	5,559
MSCI Singapore Index	04/2024	(373)	(8,071,883)	(22,705)
FTSE Bursa Malaysia KLCI	04/2024	177	2,880,504	7,428
KOSPI2 Index	06/2024	143	10,010,000	417,991
FTSE/JSE Top 40 Index	06/2024	(127)	(4,621,821)	(113,022)
MSCI Emerging Markets	06/2024	689	36,138,050	49,889
Thai SET50 Index	06/2024	(503)	(2,308,251)	4,170
Total Futures Contracts outstanding at March 31, 2024			$41,322,098	$402,940

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/24	Mexican Pesos	393,653,479	U.S. Dollars	22,796,927	CITI	$578,254
06/20/24	U.S. Dollars	44,560,174	Singapore Dollars	59,544,000	CITI	297,122
06/20/24	U.S. Dollars	12,336,105	Israeli Shekels	44,234,000	CITI	263,443
06/20/24	U.S. Dollars	14,718,483	Chinese Offshore Yuan	105,372,596	CITI	153,595
06/20/24	U.S. Dollars	21,674,928	Czech Republic Koruna	505,900,000	CITI	102,625
06/20/24	Colombian Pesos	18,632,148,901	U.S. Dollars	4,663,701	CITI	91,931
06/21/24	U.S. Dollars	6,465,694	Chilean Pesos	6,282,432,042	CITI	66,956
06/20/24	U.S. Dollars	2,069,184	South Korean Won	2,700,000,000	CITI	59,841
06/20/24	U.S. Dollars	10,661,299	Philippine Pesos	597,287,000	CITI	39,672
06/20/24	U.S. Dollars	5,064,984	Brazilian Reals	25,432,000	CITI	33,439
06/20/24	South African Rand	31,000,000	U.S. Dollars	1,592,364	CITI	33,324
06/20/24	U.S. Dollars	2,755,944	Polish Zloty	10,962,000	CITI	13,940
06/20/24	U.S. Dollars	1,214,007	South African Rand	23,000,000	CITI	7,852
06/20/24	U.S. Dollars	502,881	Thai Baht	18,000,000	CITI	6,204
06/21/24	Chilean Pesos	2,009,835,989	U.S. Dollars	2,042,646	CITI	4,398
06/20/24	Peruvian Nuevo Soles	1,229,874	U.S. Dollars	325,812	CITI	4,325
06/20/24	U.S. Dollars	1,200,213	Indian Rupees	100,000,000	CITI	4,012
06/20/24	U.S. Dollars	191,204	Indonesian Rupiahs	3,000,000,000	CITI	2,624
06/20/24	U.S. Dollars	3,022,142	Hong Kong Dollars	23,579,000	CITI	2,527
06/20/24	Hungarian Forint	747,457,000	U.S. Dollars	2,037,092	CITI	1,237
06/20/24	U.S. Dollars	79,927	Euro	73,000	CITI	909
06/20/24	Saudi Riyals	7,302,000	U.S. Dollars	1,945,177	CITI	312
06/20/24	U.S. Dollars	28,106	Peruvian Nuevo Soles	104,000	CITI	188
06/20/24	Thai Baht	3,000,000	U.S. Dollars	82,690	CITI	90
06/20/24	U.S. Dollars	1,066	Saudi Riyals	4,000	CITI	—
Subtotal Appreciation						$1,768,820
06/20/24	Saudi Riyals	967,000	U.S. Dollars	257,654	CITI	$(14)
06/20/24	Colombian Pesos	967,851,099	U.S. Dollars	247,092	CITI	(60)
06/20/24	Peruvian Nuevo Soles	85,000	U.S. Dollars	23,004	CITI	(187)
06/20/24	U.S. Dollars	2,085,667	Saudi Riyals	7,829,863	CITI	(460)
06/20/24	U.S. Dollars	390,420	Polish Zloty	1,566,000	CITI	(1,295)
06/20/24	Singapore Dollars	298,000	U.S. Dollars	223,700	CITI	(2,176)
06/20/24	Indonesian Rupiahs	2,629,291,045	U.S. Dollars	167,820	CITI	(2,543)
06/20/24	U.S. Dollars	519,707	South African Rand	10,076,750	CITI	(8,733)
06/20/24	Euro	1,309,000	U.S. Dollars	1,427,209	CITI	(10,291)
06/20/24	South African Rand	13,000,000	U.S. Dollars	693,035	CITI	(11,295)
06/20/24	Hong Kong Dollars	102,341,116	U.S. Dollars	13,117,529	CITI	(11,346)
06/20/24	U.S. Dollars	1,640,009	Mexican Pesos	28,000,000	CITI	(22,634)
06/20/24	Czech Republic Koruna	40,000,000	U.S. Dollars	1,729,226	CITI	(23,569)
06/21/24	U.S. Dollars	4,417,382	Chilean Pesos	4,361,875,235	CITI	(25,244)
07/16/25	Chinese Offshore Yuan	24,819,000	U.S. Dollars	3,538,494	CITI	(26,312)
06/20/24	Polish Zloty	10,700,000	U.S. Dollars	2,709,355	CITI	(32,886)
06/20/24	Brazilian Reals	48,657,000	U.S. Dollars	9,668,051	CITI	(41,599)
06/20/24	U.S. Dollars	4,878,868	Colombian Pesos	19,300,000,000	CITI	(47,226)
06/21/24	Chilean Pesos	5,990,164,011	U.S. Dollars	6,149,708	CITI	(48,649)
06/20/24	South Korean Won	5,334,959,500	U.S. Dollars	4,031,995	CITI	(61,712)
06/20/24	Chinese Offshore Yuan	73,414,000	U.S. Dollars	10,252,120	CITI	(104,637)
06/20/24	Thai Baht	333,269,624	U.S. Dollars	9,357,034	CITI	(161,063)
06/20/24	Hungarian Forint	5,652,199,000	U.S. Dollars	15,603,926	CITI	(190,272)
06/20/24	Taiwan Dollars	404,477,890	U.S. Dollars	12,897,813	CITI	(208,593)
06/20/24	Indian Rupees	4,462,532,000	U.S. Dollars	53,618,734	CITI	(237,877)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	$(258,725)
Subtotal Depreciation						$(1,539,398)
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$229,422
Swap Agreements outstanding at March 31, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	4/17/2024	CITI	TWD	389,337,600	$260,840	$—	$260,840
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	4/29/2024	CITI	HKD	63,954,000	23,382	—	23,382
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.5%	6/20/2024	CITI	USD	7,451,546	221,784	—	221,784
Subtotal Appreciation						$506,006	$ —	$506,006
Decrease in total return of Bovespa Index (At Termination)	Increase in total return of Bovespa Index (At Termination)	4/17/2024	CITI	BRL	78,821,928	$(182,384)	$—	$(182,384)
Financing Index: Overnight Brazil CETIP - 0.7%	MSCI Brazil Net Return BRL Index (Monthly)	6/19/2024	CITI	BRL	44,382,714	(14,452)	—	(14,452)
MSCI Mexico Net MXN Index (Monthly)	Financing Index: 28-Day Mexico Interbank TIIE - 0.25%	6/19/2024	CITI	MXN	8,336,161	(5,605)	—	(5,605)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1.6%	6/19/2024	CITI	PLN	2,696,205	(8,424)	—	(8,424)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate - 0.05%	6/19/2024	CITI	SGD	13,502,619	(93,754)	—	(93,754)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1%	6/19/2024	CITI	ZAR	52,387,649	(23,421)	—	(23,421)
Tel Aviv Interbank Offered Rate (Monthly)	Financing Index: 1-Month TELBOR - 0.6%	6/19/2024	GSC	ILS	3,455,895	(45,084)	—	(45,084)
Financing Index: Overnight Bank Funding Rate + 0.3%	MSCI Saudi Arabia Index Futures (Monthly)	6/20/2024	GSC	USD	1,039,629	(2,506)	—	(2,506)
Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	6/20/2024	CITI	ZAR	14,246,850	(18,442)	—	(18,442)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	6/21/2024	CITI	PLN	3,790,800	(13,673)	—	(13,673)
Subtotal Depreciation						$(407,745)	$ —	$(407,745)
Net Total Return Swaps outstanding at March 31, 2024						$98,261	$ —	$98,261
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 60.3%
Real Estate — 60.3%
Agree Realty Corporation REIT	74,702	$4,266,978
Alexandria Real Estate Equities, Inc. REIT	27,283	3,517,052
American Healthcare REIT, Inc.Δ	58,337	860,471
American Homes 4 Rent Class A REIT	134,619	4,951,287
AvalonBay Communities, Inc. REIT	36,731	6,815,804
Brixmor Property Group, Inc. REIT	83,025	1,946,936
CareTrust REIT, Inc.	29,704	723,886
Centerspace REIT	12,380	707,393
Cousins Properties, Inc. REIT	64,342	1,546,782
CTO Realty Growth, Inc. REITΔ	45,429	770,022
CubeSmart REIT	59,078	2,671,507
Digital Realty Trust, Inc. REIT	39,874	5,743,451
EastGroup Properties, Inc. REIT	26,217	4,713,030
Equinix, Inc. REIT	12,649	10,439,599
Essential Properties Realty Trust, Inc. REITΔ	194,838	5,194,381
Essex Property Trust, Inc. REIT	23,677	5,796,366
Extra Space Storage, Inc. REIT	24,745	3,637,515
Federal Realty Investment Trust REIT	1,555	158,797
First Industrial Realty Trust, Inc. REIT	26,882	1,412,380
Healthpeak Properties, Inc. REIT	108,502	2,034,412
Host Hotels & Resorts, Inc. REIT	83,545	1,727,711
Independence Realty Trust, Inc. REITΔ	56,421	910,071
Iron Mountain, Inc. REIT	50,919	4,084,213
Kimco Realty Corporation REIT	128,807	2,525,905
Kite Realty Group Trust REIT	64,368	1,395,498
Lamar Advertising Co. Class A REIT	8,650	1,032,896
Macerich Co. (The) REIT	66,643	1,148,259
Medical Properties Trust, Inc. REITΔ	56,910	267,477
Mid-America Apartment Communities, Inc. REIT	17,959	2,363,045
NETSTREIT CorporationΔ	62,554	1,149,117
NNN REIT, Inc.Δ	44,178	1,888,168
Park Hotels & Resorts, Inc. REIT	37,810	661,297
Prologis, Inc. REIT	125,653	16,362,534
Public Storage REIT	20,013	5,804,971
Realty Income Corporation REIT	25,915	1,402,001
Regency Centers Corporation REIT	28,361	1,717,542
Ryman Hospitality Properties, Inc. REIT	32,842	3,796,864
Simon Property Group, Inc. REIT	47,596	7,448,298
SL Green Realty Corporation REITΔ	59,021	3,253,828
STAG Industrial, Inc. REIT	88,315	3,394,829
Sun Communities, Inc. REIT	28,254	3,632,899
Ventas, Inc. REIT	21,261	925,704
Vornado Realty Trust REITΔ	52,877	1,521,271
Welltower, Inc. REIT	107,631	10,057,041
Weyerhaeuser Co. REIT	14,745	529,493
		146,908,981
Total Common Stocks (Cost $136,267,153)		146,908,981
	Shares	Value
FOREIGN COMMON STOCKS — 36.6%
Australia — 5.0%
Dexus REIT	116,061	$598,015
Goodman Group REIT	179,321	3,949,958
GPT Group (The) REIT	413,682	1,231,124
Ingenia Communities Group REIT	112,646	383,680
Mirvac Group REIT	733,719	1,127,736
Region RE, Ltd. REIT	726,629	1,131,494
Scentre Group REIT	583,386	1,288,423
Stockland REIT	533,006	1,684,233
Vicinity Centres REIT	495,302	687,496
		12,082,159
Belgium — 0.5%
Aedifica SA REIT	6,125	376,239
VGP NVΔ	5,186	593,596
Xior Student Housing NV REIT	9,637	290,904
		1,260,739
Canada — 2.4%
Boardwalk REIT	23,114	1,332,355
Chartwell Retirement Residences	274,665	2,506,264
InterRent Real Estate Investment Trust REIT	154,272	1,544,371
Minto Apartment Real Estate Investment Trust REIT 144A	40,370	472,381
		5,855,371
France — 1.9%
Covivio SA REIT	8,542	440,290
Gecina SA REIT	3,951	403,571
ICADE REIT	14,521	393,357
Klepierre REIT	76,779	1,987,468
Unibail-Rodamco-Westfield REIT*	18,115	1,457,285
		4,681,971
Germany — 2.5%
Aroundtown SAΔ*	158,711	334,575
LEG Immobilien SE*	7,212	619,445
Sirius Real Estate, Ltd. REIT	458,674	567,048
Vonovia SE	150,482	4,447,012
		5,968,080
Hong Kong — 3.6%
CK Asset Holdings, Ltd.	160,078	659,630
ESR Cayman, Ltd. 144AΔ	973,000	1,042,455
Henderson Land Development Co., Ltd.	81,461	232,625
Hongkong Land Holdings, Ltd.	36,671	112,598
Link REIT	588,930	2,536,175
Sun Hung Kai Properties, Ltd.	270,286	2,610,877
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	8,500	82,107
SUNeVision Holdings, Ltd.	551,722	179,751
Wharf Real Estate Investment Co., Ltd.	412,677	1,343,636
		8,799,854

	Shares	Value
Japan — 10.1%
Activia Properties, Inc. REIT	62	$168,593
Advance Residence Investment Corporation REIT	102	225,848
CRE Logistics REIT, Inc.	280	278,555
Daiwa House REIT Investment Corporation	586	1,002,406
GLP J-REIT	945	791,908
Industrial & Infrastructure Fund Investment Corporation REIT	1,686	1,530,863
Invincible Investment Corporation REIT	1,082	486,006
Japan Hotel REIT Investment Corporation	1,020	534,860
Japan Metropolitan Fund Invest REIT	1,166	726,525
KDX Realty Investment Corporation REIT	2,176	2,312,854
Keihanshin Building Co., Ltd.	84,400	858,468
LaSalle Logiport REIT	119	121,938
Mitsubishi Estate Co., Ltd.	272,463	4,971,355
Mitsui Fudosan Co., Ltd.	374,040	4,032,703
Mori Trust REIT, Inc.Δ	2,704	1,303,189
Nippon Building Fund, Inc. REIT	126	504,014
Nippon Prologis REIT, Inc.	553	985,111
NIPPON REIT Investment Corporation	334	783,166
Nomura Real Estate Master Fund, Inc. REIT	287	283,796
Orix JREIT, Inc.Δ	779	847,684
Sekisui House REIT, Inc.	263	141,071
Sumitomo Realty & Development Co., Ltd.	27,727	1,033,095
Tokaido REIT, Inc.	329	277,908
Tokyo Tatemono Co., Ltd.	20,240	341,877
		24,543,793
Netherlands — 0.4%
CTP NV 144A	28,374	506,159
Eurocommercial Properties NV REIT	10,973	250,443
NSI NV REITΔ	10,369	212,545
		969,147
Norway — 0.1%
Entra ASA 144A	24,497	253,172
Singapore — 2.8%
CapitaLand Ascendas REIT	516,600	1,059,690
CapitaLand Integrated Commercial Trust REIT	1,078,937	1,582,003
Capitaland Investment, Ltd.	273,965	543,643
Digital Core REIT Management Pte, Ltd.Δ	2,433,488	1,460,093
Frasers Logistics & Commercial Trust REITΔ	413,673	324,664
Keppel DC REIT	488,900	626,181
Mapletree Logistics Trust REIT	430,785	465,764
Mapletree Pan Asia Commercial Trust REITΔ	840,907	797,028
		6,859,066
	Shares	Value
Spain — 0.5%
Arima Real Estate SOCIMI SA REIT*	16,189	$109,159
Merlin Properties Socimi SA REIT	108,150	1,163,571
		1,272,730
Sweden — 1.8%
Castellum AB*	125,039	1,644,472
Catena ABΔ	8,293	405,196
Fabege ABΔ	63,111	590,118
Fastighets AB Balder, B SharesΔ*	226,014	1,660,174
Sagax AB, B Shares	5,061	133,511
Samhallsbyggnadsbolaget i Norden ABΔ	127,417	50,314
		4,483,785
Switzerland — 0.6%
PSP Swiss Property AG	11,203	1,468,586
United Kingdom — 4.4%
Big Yellow Group PLC REIT	37,060	497,229
British Land Co. PLC (The) REIT	400,094	1,996,064
Grainger PLC	368,243	1,198,198
Hammerson PLC REIT	830,302	312,910
Land Securities Group PLC REIT	41,708	346,424
Life Science Reit PLC REIT	324,834	161,781
LondonMetric Property PLC REIT	357,179	916,592
PRS REIT PLC (The)	221,590	222,346
Segro PLC REIT	255,608	2,914,322
Shaftesbury Capital PLC REIT	433,313	786,524
Tritax Big Box REIT PLC	121,150	240,863
Tritax EuroBox PLC 144A	274,212	186,631
UNITE Group PLC (The) REIT	75,872	938,558
		10,718,442
Total Foreign Common Stocks (Cost $88,697,383)		89,216,895
MONEY MARKET FUNDS — 5.3%
Northern Institutional Liquid Assets Portfolio (Shares), 5.51%Ø§	6,947,563	6,947,563
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø∞	2,847,744	2,847,744
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	3,063,492	3,063,492
Total Money Market Funds (Cost $12,858,799)		12,858,799
TOTAL INVESTMENTS — 102.2% (Cost $237,823,335)		248,984,675
Liabilities in Excess of Other Assets — (2.2)%		(5,478,091)
NET ASSETS — 100.0%		$243,506,584

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400	06/2024	6	$1,846,440	$55,970
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Par	Value
CORPORATE BONDS — 19.0%
3D Systems Corporation
0.00%, 11/15/26 CONV »	$308,000	$241,725
Affirm Holdings, Inc.
0.00%, 11/15/26 CONV »	659,000	548,618
Air Transport Services Group, Inc.
3.88%, 08/15/29 144A ‡‡ CONV	833,000	693,295
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	253,000	235,903
Alteryx, Inc.
0.50%, 08/01/24 CONV	266,000	264,883
American Airlines Group, Inc.
6.50%, 07/01/25‡‡ CONV	556,000	645,794
Arbor Realty Trust, Inc.
7.50%, 08/01/25 CONV	401,000	394,865
Beauty Health Co. (The)
1.25%, 10/01/26 144A ‡‡ CONV	892,000	740,895
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	611,000	551,021
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	569,000	513,523
Block, Inc.
0.25%, 11/01/27‡‡ CONV	465,000	389,321
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	526,000	430,978
Cable One, Inc.
1.13%, 03/15/28‡‡ CONV	1,023,000	772,979
Cardlytics, Inc.
4.25%, 04/01/29 144A CONV	205,000	224,731
CenterPoint Energy, Inc.
4.25%, 08/15/26 144A ‡‡ CONV	176,000	174,768
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	370,442
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26‡‡ CONV	972,000	869,886
Chegg, Inc.
0.13%, 03/15/25 CONV	607,000	568,456
Coherus Biosciences, Inc.
1.50%, 04/15/26‡‡ CONV	399,000	256,459
Coinbase Global, Inc.
0.25%, 04/01/30 144A ‡‡ CONV	126,000	133,361
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	684,000	854,658
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	646,000	591,930
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	684,000	603,624
CSG Systems International, Inc.
3.88%, 09/15/28 144A ‡‡ CONV	283,000	279,914
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	767,000	705,640
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV »	301,000	253,773
Duke Energy Corporation
4.13%, 04/15/26 144A ‡‡ CONV	530,000	524,303
Enovis Corporation
3.88%, 10/15/28 144A ‡‡ CONV	474,000	608,853
	Par	Value
Envestnet, Inc.
2.63%, 12/01/27 CONV	$722,000	$766,403
Evolent Health, Inc.
3.50%, 12/01/29 144A ‡‡ CONV	429,000	493,672
EZCORP, Inc.
2.38%, 05/01/25 CONV	362,000	359,778
3.75%, 12/15/29 144A ‡‡ CONV	229,000	277,389
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	671,000	746,186
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	625,000	576,937
Halozyme Therapeutics, Inc.
0.25%, 03/01/27‡‡ CONV	582,000	517,891
HAT Holdings I LLC REIT
0.00%, 05/01/25 144A ‡‡ CONV »	641,000	657,057
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	433,000	419,144
Integer Holdings Corporation
2.13%, 02/15/28‡‡ CONV	525,000	760,200
Jamf Holding Corporation
0.13%, 09/01/26‡‡ CONV	690,000	618,861
Jazz Investments I, Ltd.
1.50%, 08/15/24‡‡ CONV	545,000	538,051
Kaman Corporation
3.25%, 05/01/24‡‡ CONV	490,000	490,652
Kosmos Energy, Ltd.
3.13%, 03/15/30 144A ‡‡ CONV	328,000	360,226
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	1,054,000	986,860
Liberty Latin America, Ltd.
2.00%, 07/15/24 CONV	208,000	202,904
Liberty Media Corporation
3.75%, 03/15/28 CONV	902,000	1,109,009
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	1,143,000	1,083,678
Live Nation Entertainment, Inc.
3.13%, 01/15/29 CONV	626,000	753,954
Lumentum Holdings, Inc.
0.50%, 12/15/26‡‡ CONV	418,000	368,816
Marcus Corporation (The)
5.00%, 09/15/25 CONV	125,000	180,000
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	613,000	578,059
Mesa Laboratories, Inc.
1.38%, 08/15/25‡‡ CONV	389,000	367,604
MFA Financial, Inc.
6.25%, 06/15/24‡‡ CONV	1,585,000	1,596,887
MicroStrategy, Inc.
0.00%, 02/15/27‡‡ CONV »	459,000	627,132
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 144A ‡‡ CONV	405,000	458,420
Mitek Systems, Inc.
0.75%, 02/01/26 CONV	563,000	566,578
MP Materials Corporation
0.25%, 04/01/26 144A ‡‡ CONV	215,000	189,738

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
NextEra Energy Partners LP
0.00%, 06/15/24 144A CONV »	$583,000	$575,712
NRG Energy, Inc.
2.75%, 06/01/48‡‡ CONV	410,000	679,370
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	961,000	866,726
PennyMac Corporation
5.50%, 11/01/24‡‡ CONV	1,042,000	1,030,277
5.50%, 03/15/26 CONV	548,000	522,682
Perficient, Inc.
0.13%, 11/15/26‡‡ CONV	749,000	649,250
PG&E Corporation
4.25%, 12/01/27 144A ‡‡ CONV	686,000	689,944
Progress Software Corporation
3.50%, 03/01/30 144A ‡‡ CONV	284,000	288,260
Realogy Group LLC
0.25%, 06/15/26‡‡ CONV	362,000	288,695
Revance Therapeutics, Inc.
1.75%, 02/15/27‡‡ CONV	562,000	411,665
RWT Holdings, Inc.
5.75%, 10/01/25‡‡ CONV	1,448,000	1,404,629
Snap, Inc.
0.00%, 05/01/27‡‡ CONV »	872,000	705,274
SoFi Technologies, Inc.
0.00%, 10/15/26 144A ‡‡ CONV »	1,022,000	877,387
Sphere Entertainment Co.
3.50%, 12/01/28 144A ‡‡ CONV	443,000	690,260
Splunk, Inc.
1.13%, 06/15/27‡‡ CONV	190,000	190,437
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	794,000	711,027
Sunnova Energy International, Inc.
0.25%, 12/01/26 CONV	475,000	245,100
2.63%, 02/15/28 CONV	321,000	130,791
Sunrun, Inc.
4.00%, 03/01/30 144A ‡‡ CONV	285,000	284,924
Super Micro Computer, Inc.
0.00%, 03/01/29 144A ‡‡ CONV »	100,000	111,198
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,057,350
Uniti Fiber Holdings, Inc. REIT
4.00%, 06/15/24 144A CONV	637,000	630,961
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	906,000	711,754
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	152,581
Veradigm, Inc.
0.88%, 01/01/27 CONV	173,000	181,218
Verint Systems, Inc.
0.25%, 04/15/26 CONV	732,000	689,910
Wayfair, Inc.
1.00%, 08/15/26‡‡ CONV	691,000	640,453
Western Digital Corporation
3.00%, 11/15/28 144A ‡‡ CONV	559,000	820,612
	Par	Value
WisdomTree, Inc.
5.75%, 08/15/28 CONV	$648,000	$753,300
Xometry, Inc.
1.00%, 02/01/27‡‡ CONV	536,000	409,758
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	474,000	450,869
Total Corporate Bonds (Cost $46,254,643)		47,949,058
FOREIGN BONDS — 0.3%
Canada — 0.3%
Equinox Gold Corporation
4.75%, 10/15/28(C) 144A ‡‡ CONV	386,000	450,655
SSR Mining, Inc.
2.50%, 04/01/39‡‡ CONV	296,000	265,290
Total Foreign Bonds (Cost $647,537)		715,945
MORTGAGE-BACKED SECURITIES — 2.2%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	908,872	920,403
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 09/15/43† IO	197,418	17,771
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.67%, 05/15/45† IO	200,770	17,743
Federal National Mortgage Association
6.50%, 09/01/53	1,928,108	1,985,299
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.67%, 05/25/47† IO	281,173	32,647
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 02/25/48† IO	161,071	17,369
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.00%, 10/25/40† IO »	486,122	22,872
Government National Mortgage Association
4.00%, 05/20/48	915,684	868,375
2.50%, 09/20/51	147,547	124,591
2.50%, 11/20/51	551,598	468,673
2.50%, 12/20/51	315,913	266,575

	Par	Value
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.26%, 08/20/45† IO	$111,437	$11,558
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 0.76%, 09/20/48† IO	327,050	35,863
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 0.71%, 10/20/48† IO	128,616	12,847
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.26%, 01/20/48† IO	799,976	67,385
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 01/20/49† IO	144,429	13,381
Government National Mortgage Association, Series 2019-110
(Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap), 0.66%, 09/20/49† IO	546,562	54,416
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 0.71%, 01/20/49† IO	422,887	42,826
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	617,597	103,950
3.50%, 12/20/49 IO	360,089	64,527
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	326,966	7,142
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 01/20/49† IO	121,161	11,379
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	290,578	38,353
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 02/20/50† IO	287,200	30,976
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 04/20/50† IO	469,389	51,643
	Par	Value
3.50%, 04/20/50 IO	$264,718	$47,926
Government National Mortgage Association, Series 2020-61
(Floating, 6.33% - CME Term SOFR 1M, 6.44% Cap), 1.00%, 07/20/43† IO	437,463	43,344
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 08/20/49† IO	617,210	61,758
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	493,272	100,074
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	160,280	32,847
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 0.80%, 05/20/53† IO	723,908	31,083
Total Mortgage-Backed Securities (Cost $5,946,282)		5,605,596

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Put Swaption — 0.0%
Pay 4.55% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 04/22/2025 GBP, Strike Price $4.55, Expires 04/22/24 (BAR)	1	$27,830,000	91,095
Total Purchased Options (Premiums paid $74,259)			91,095

	Par
U.S. TREASURY OBLIGATIONS — 26.6%
U.S. Treasury Bills
5.17%, 04/04/24Ω	$750,000	749,676
5.17%, 04/11/24Ω	9,200,000	9,186,624
5.23%, 04/25/24Ω	9,050,000	9,018,314
5.17%, 05/09/24Ω	5,700,000	5,668,328
5.15%, 05/16/24Ω	4,300,000	4,271,922
5.05%, 05/30/24Ω	5,710,000	5,660,800
5.24%, 06/06/24Ω	6,500,000	6,437,884
5.18%, 06/13/24Ω	3,000,000	2,968,303
5.17%, 06/20/24Ω	4,300,000	4,250,201
		48,212,052
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	3,475,793	3,047,405

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.13%, 02/15/54	$783,845	$795,715
		3,843,120
U.S. Treasury Notes
4.13%, 03/31/29	10,270,000	10,233,092
4.13%, 03/31/31	5,100,000	5,075,695
		15,308,787
Total U.S. Treasury Obligations (Cost $67,080,698)		67,363,959

	Shares
COMMON STOCKS — 6.9%
Communication Services — 0.0%
Escrow NII Holdings, Inc.††† *	76,167	19,803
Consumer Discretionary — 1.3%
AutoZone, Inc.*	80	252,132
Best Buy Co., Inc.	3,035	248,961
Dick's Sporting Goods, Inc.	557	125,247
eBay, Inc.	8,024	423,507
Etsy, Inc.*	1,301	89,405
Genuine Parts Co.	1,358	210,395
Lowe’s Cos., Inc.	1,202	306,185
MercadoLibre, Inc.*	10	15,120
Murphy U.S.A., Inc.	485	203,312
O’Reilly Automotive, Inc.*	295	333,019
Penske Automotive Group, Inc.	790	127,972
Ross Stores, Inc.	360	52,834
TJX Cos., Inc. (The)	1,203	122,008
Tractor Supply Co.	618	161,743
Ulta Beauty, Inc.*	302	157,910
Victoria's Secret & Co.*	4,146	80,349
Wayfair, Inc. Class A*	420	28,510
Williams-Sonoma, Inc.	1,358	431,206
		3,369,815
Consumer Staples — 1.0%
Casey’s General Stores, Inc.	527	167,823
Clorox Co. (The)	496	75,943
Colgate-Palmolive Co.	4,448	400,542
Costco Wholesale Corporation	229	167,772
Grocery Outlet Holding Corporation*	621	17,872
Kimberly-Clark Corporation	1,796	232,313
Kroger Co. (The)	5,261	300,561
Procter & Gamble Co. (The)	629	102,055
Sysco Corporation	3,388	275,038
Target Corporation	626	110,934
U.S. Foods Holding Corporation*	2,808	151,548
Walmart, Inc.	10,023	603,084
		2,605,485
Financials — 1.5%
Aflac, Inc.	1,332	114,366
American Financial Group, Inc.	1,233	168,280
American International Group, Inc.	452	35,333
Arch Capital Group, Ltd.*	1,566	144,761
Axis Capital Holdings, Ltd.	1,610	104,682
Cincinnati Financial Corporation	1,926	239,151
CNA Financial Corporation	882	40,060
	Shares	Value
CNO Financial Group, Inc.	2,482	$68,205
Erie Indemnity Co. Class A	223	89,550
Everest Group, Ltd.	388	154,230
Fidelity National Financial, Inc.	802	42,586
Globe Life, Inc.	334	38,868
Hartford Financial Services Group, Inc. (The)	2,129	219,394
Loews Corporation	1,762	137,947
Markel Corporation*	28	42,601
Marsh & McLennan Cos., Inc.	2,082	428,850
Old Republic International Corporation	5,101	156,703
Primerica, Inc.	1,280	323,789
Reinsurance Group of America, Inc.	791	152,568
RLI Corporation	1,690	250,914
Selective Insurance Group, Inc.	231	25,218
Travelers Cos., Inc. (The)	655	150,742
Unum Group	3,875	207,933
W.R. Berkley Corporation	4,214	372,686
		3,709,417
Information Technology — 1.4%
Amphenol Corporation Class A	1,020	117,657
Apple, Inc.	5,367	920,333
Arista Networks, Inc.*	403	116,862
Arrow Electronics, Inc.*	619	80,136
Avnet, Inc.	2,257	111,902
Belden, Inc.	1,844	170,773
Calix, Inc.*	2,234	74,079
Cisco Systems, Inc.	10,082	503,193
Cognex Corporation	1,202	50,989
Dell Technologies, Inc. Class C	975	111,257
F5, Inc.*	1,081	204,947
Hewlett Packard Enterprise Co.	890	15,780
IPG Photonics Corporation*	1,661	150,636
Jabil, Inc.	243	32,550
Keysight Technologies, Inc.*	1,795	280,702
NetApp, Inc.	2,285	239,856
Pure Storage, Inc. Class A*	2,537	131,899
TD SYNNEX Corporation	817	92,403
Ubiquiti, Inc.	225	26,066
		3,432,020
Materials — 1.7%
AptarGroup, Inc.	1,143	164,466
Berry Global Group, Inc.	2,771	167,590
Cabot Corporation	2,255	207,911
CF Industries Holdings, Inc.	6,100	507,581
Commercial Metals Co.	1,122	65,940
Crown Holdings, Inc.	788	62,457
DuPont de Nemours, Inc.	243	18,631
Eastman Chemical Co.	1,394	139,707
Element Solutions, Inc.	6,743	168,440
Greif, Inc. Class A	957	66,081
Martin Marietta Materials, Inc.	164	100,686
Mosaic Co. (The)	4,002	129,905
NewMarket Corporation	411	260,829
Packaging Corporation of America	255	48,394

	Shares	Value
PPG Industries, Inc.	204	$29,560
Reliance, Inc.	712	237,936
Royal Gold, Inc.	3,511	427,675
RPM International, Inc.	1,210	143,929
Sherwin-Williams Co. (The)	797	276,822
Steel Dynamics, Inc.	3,405	504,723
Westlake Corporation	3,138	479,486
		4,208,749
Real Estate — 0.0%
Howard Hughes Holdings, Inc.*	1,048	76,106
Jones Lang LaSalle, Inc.*	205	39,993
		116,099
Total Common Stocks (Cost $13,741,118)		17,461,388
FOREIGN COMMON STOCKS — 0.3%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	179	42,070
Canada — 0.0%
Novanta, Inc.*	61	10,661
Ireland — 0.1%
Aon PLC Class A	275	91,773
Linde PLC	37	17,180
		108,953
Jersey — 0.0%
Amcor PLC	6,577	62,547
Netherlands — 0.1%
LyondellBasell Industries NV Class A	2,062	210,901
Switzerland — 0.1%
Chubb, Ltd.	489	126,715
TE Connectivity, Ltd.	1,566	227,446
		354,161
Total Foreign Common Stocks (Cost $675,377)		789,293
PREFERRED STOCKS — 0.5%
Apollo Global Management, Inc.
6.75% CONV	4,976	317,220
Chart Industries, Inc.
6.75% CONV	12,583	807,954
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	9,780
NCR Voyix Corporation
PIK, 5.50% CONV 1	250	261,563
Total Preferred Stocks (Cost $1,320,916)		1,396,517
MUTUAL FUNDS — 0.1%
ProShares Short 20+ Year Treasury (Cost $196,544)	8,935	207,203
MONEY MARKET FUNDS — 45.4%
Northern Institutional U.S. Government Portfolio (Shares), 5.13%Ø	380	380
	Shares	Value
GuideStone Money Market Fund, 5.23% (Institutional Class)Ø ∞	7,181,889	$7,181,889
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	107,601,644	107,601,644
Total Money Market Funds (Cost $114,783,913)		114,783,913
TOTAL INVESTMENTS —101.3% (Cost $250,721,287)		256,363,967
COMMON STOCKS SOLD SHORT — (4.7)%
Communication Services — (0.8)%
Cable One, Inc.	(18)	(7,616)
Cardlytics, Inc. *	(6,821)	(98,836)
Liberty Media Corporation-Liberty SiriusXM Class A *	(23,180)	(688,446)
Live Nation Entertainment, Inc. *	(4,326)	(457,561)
Marcus Corporation (The)	(10,300)	(146,878)
Snap, Inc. Class A *	(807)	(9,265)
Sphere Entertainment Co. *	(10,979)	(538,849)
TripAdvisor, Inc. *	(713)	(19,814)
Ziff Davis, Inc. *	(1,648)	(103,890)
		(2,071,155)
Consumer Discretionary — (0.1)%
Airbnb, Inc. Class A *	(258)	(42,560)
Cheesecake Factory, Inc. (The)	(2,274)	(82,205)
Marriott Vacations Worldwide Corporation	(1,230)	(132,508)
Wayfair, Inc. Class A *	(1,661)	(112,748)
		(370,021)
Consumer Staples — (0.0)%
Beauty Health Co. (The) *	(4,074)	(18,089)
Energy — (0.1)%
Kosmos Energy, Ltd. *	(32,661)	(194,660)
Financials — (0.4)%
Apollo Global Management, Inc.	(2,177)	(244,804)
Block, Inc. *	(288)	(24,359)
Coinbase Global, Inc. Class A *	(261)	(69,196)
EZCORP, Inc. Class A *	(16,479)	(186,707)
I3 Verticals, Inc. Class A *	(487)	(11,147)
SoFi Technologies, Inc. *	(7,525)	(54,933)
WisdomTree, Inc.	(45,874)	(421,582)
		(1,012,728)
Health Care — (1.0)%
Bridgebio Pharma, Inc. *	(1,953)	(60,387)
Coherus Biosciences, Inc. *	(7,728)	(18,470)
Collegium Pharmaceutical, Inc. *	(15,566)	(604,272)
CONMED Corporation	(1,497)	(119,880)
Enovis Corporation *	(6,484)	(404,926)
Evolent Health, Inc. Class A *	(8,539)	(279,994)
Haemonetics Corporation *	(537)	(45,833)
Halozyme Therapeutics, Inc. *	(2,803)	(114,026)
Integer Holdings Corporation *	(5,148)	(600,668)
Mesa Laboratories, Inc.	(27)	(2,963)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Mirum Pharmaceuticals, Inc. *	(10,198)	$(256,174)
Revance Therapeutics, Inc. *	(5,208)	(25,623)
Veradigm, Inc. *	(1,955)	(15,053)
		(2,548,269)
Industrials — (0.7)%
Air Transport Services Group, Inc. *	(12,472)	(171,615)
American Airlines Group, Inc. *	(18,518)	(284,251)
Chart Industries, Inc. *	(4,001)	(659,045)
CSG Systems International, Inc.	(1,979)	(101,998)
Dayforce, Inc. *	(1,083)	(71,705)
Greenbrier Cos., Inc. (The)	(7,350)	(382,935)
Sunrun, Inc. *	(9,120)	(120,202)
Upwork, Inc. *	(174)	(2,133)
Xometry, Inc. Class A *	(3,341)	(56,429)
		(1,850,313)
Information Technology — (0.9)%
Bentley Systems, Inc. Class B	(2,763)	(144,284)
Envestnet, Inc. *	(5,798)	(335,762)
Jamf Holding Corporation *	(2,354)	(43,196)
Lumentum Holdings, Inc. *	(1,239)	(58,667)
MicroStrategy, Inc. Class A *	(258)	(439,777)
Mitek Systems, Inc. *	(11,032)	(155,551)
NCR Voyix Corporation *	(8,225)	(103,882)
Perficient, Inc. *	(839)	(47,227)
Progress Software Corporation	(2,310)	(123,146)
Super Micro Computer, Inc. *	(48)	(48,481)
Verint Systems, Inc. *	(3,221)	(106,776)
Western Digital Corporation *	(7,915)	(540,120)
		(2,146,869)
Materials — (0.1)%
Century Aluminum Co. *	(15,020)	(231,158)
MP Materials Corporation *	(968)	(13,842)
		(245,000)
Real Estate — (0.2)%
Anywhere Real Estate, Inc. *	(2,218)	(13,707)
Pebblebrook Hotel Trust REIT	(17,558)	(270,569)
Summit Hotel Properties, Inc. REIT	(19,094)	(124,302)
		(408,578)
Utilities — (0.4)%
CenterPoint Energy, Inc.	(1,281)	(36,496)
Duke Energy Corporation	(1,266)	(122,435)
NRG Energy, Inc.	(9,312)	(630,329)
PG&E Corporation	(14,483)	(242,735)
Sunnova Energy International, Inc. *	(14,681)	(89,994)
		(1,121,989)
Total Common Stocks Sold Short (Proceeds $(10,258,139))		(11,987,671)
	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT — (0.1)%
Canada — (0.1)%
Equinox Gold Corporation *	(49,203)	$(296,202)
SSR Mining, Inc.	(4,574)	(20,400)
Total Foreign Common Stocks Sold Short (Proceeds $(242,689))		(316,602)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT —(4.8)% (Proceeds $(10,500,828))		(12,304,273)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Put Swaptions — (0.0)%
Pay 1-Day SONIA (Annually); Receive 4.723% (Annually); Interest Rate Swap Maturing 04/22/2025 GBP, Strike Price $4.72, Expires 04/22/24 (BAR)	(1)	$(27,830,000)	(42,520)
Pay 1-Day SONIA (Annually); Receive 4.896% (Annually); Interest Rate Swap Maturing 04/22/2025 GBP, Strike Price $4.90, Expires 04/22/24 (BAR)	(1)	(27,830,000)	(11,570)
Total Written Options (Premiums received $ (74,259))			(54,090)

	Par
TBA SALE COMMITMENT — (0.4)%
Uniform Mortgage Backed Securities 6.50%, 05/01/53 TBA (Proceeds $(1,016,680))	$(1,000,000)	(1,021,647)
Other Assets in Excess of Liabilities — 3.9%		9,926,859
NET ASSETS — 100.0%		$252,910,816

Futures Contracts outstanding at March 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	04/2024	1	$19,905	$(45)
Euro-Bobl	06/2024	(80)	(10,205,921)	(30,510)
Euro-Bund	06/2024	2	287,794	2,586
Euro-OAT	06/2024	4	553,105	3,449
Euro-Schatz	06/2024	(135)	(15,394,650)	(1,541)
Australian Dollars/U.S. Dollars	06/2024	(147)	(9,603,510)	140,150
British Pounds/U.S. Dollars	06/2024	(6)	(473,513)	6,542
Euro/U.S. Dollars	06/2024	(92)	(12,444,725)	169,441
Mexican Pesos/U.S. Dollars	06/2024	8	237,800	300
New Zealand Dollars/U.S. Dollars	06/2024	(5)	(298,750)	5,480
South African Rand/U.S. Dollars	06/2024	2	52,500	(500)
Swiss Francs/U.S. Dollars	06/2024	(21)	(2,935,275)	70,316
U.S. Dollars/Norwegian Kroner	06/2024	1	99,752	3,081
U.S. Dollars/Swedish Kronor	06/2024	1	99,662	4,352
10-Year U.S. Treasury Note	06/2024	193	21,383,797	24,068
Canadian Dollars/U.S. Dollars	06/2024	(5)	(369,700)	1,486
U.S. Treasury Long Bond	06/2024	(11)	(1,324,813)	(33)
Ultra 10-Year U.S. Treasury Note	06/2024	(122)	(13,982,344)	(86,729)
Ultra Long U.S. Treasury Bond	06/2024	(130)	(16,770,000)	(185,531)
10-Year Bond	06/2024	(7)	(621,889)	(995)
Japanese Yen/U.S. Dollars	06/2024	(23)	(1,922,081)	48,844
Long GILT	06/2024	(3)	(378,418)	(6,992)
2-Year U.S. Treasury Note	06/2024	7	1,431,391	1,313
5-Year U.S. Treasury Note	06/2024	295	31,569,609	(15,755)
Total Futures Contracts outstanding at March 31, 2024			$(30,990,274)	$152,777
Forward Foreign Currency Contracts outstanding at March 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/24	U.S. Dollars	2,960,405	Euro	2,701,613	MSCS	$36,062
06/20/24	U.S. Dollars	1,520,717	New Zealand Dollars	2,488,255	MSCS	34,035
04/10/24	U.S. Dollars	3,921,273	British Pounds	3,079,798	MSCS	33,893
06/20/24	U.S. Dollars	1,365,000	Japanese Yen	199,958,686	MSCS	27,402
06/20/24	U.S. Dollars	3,042,543	Chinese Offshore Yuan	21,835,567	MSCS	24,371
06/20/24	U.S. Dollars	923,020	Swiss Francs	804,248	MSCS	23,099
06/20/24	U.S. Dollars	621,647	Norwegian Kroner	6,504,338	MSCS	21,359
06/20/24	Mexican Pesos	25,680,909	U.S. Dollars	1,509,573	MSCS	15,362
06/20/24	U.S. Dollars	1,264,422	Singapore Dollars	1,680,616	MSCS	15,107
05/08/24	U.S. Dollars	2,345,945	Euro	2,158,660	MSCS	13,518
06/20/24	U.S. Dollars	1,093,997	British Pounds	856,310	MSCS	12,739
06/20/24	U.S. Dollars	760,000	South Korean Won	1,004,707,156	MSCS	12,296
06/20/24	U.S. Dollars	1,825,000	Indian Rupees	151,686,026	MSCS	10,530
05/07/24	U.S. Dollars	457,871	Japanese Yen	67,385,371	MSCS	10,164
06/20/24	U.S. Dollars	607,171	South African Rand	11,424,985	MSCS	8,027
04/25/24	U.S. Dollars	218,690	Swedish Kronor	2,267,353	MSCS	6,655
06/21/24	U.S. Dollars	303,000	Chilean Pesos	291,637,500	MSCS	5,963
06/20/24	Colombian Pesos	1,803,655,574	U.S. Dollars	454,435	MSCS	5,927
06/20/24	U.S. Dollars	304,000	Polish Zloty	1,192,516	MSCS	5,707
04/10/24	British Pounds	1,120,934	U.S. Dollars	1,410,134	MSCS	4,730

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/24	Euro	561,000	Swedish Kronor	6,430,042	MSCS	$4,493
06/12/24	U.S. Dollars	270,925	South Korean Won	359,200,657	MSCS	3,682
06/20/24	U.S. Dollars	943,864	Canadian Dollars	1,272,120	MSCS	3,608
04/02/24	U.S. Dollars	461,194	Brazilian Reals	2,300,220	MSCS	2,563
06/20/24	U.S. Dollars	86,593	Swedish Kronor	900,065	MSCS	2,220
06/20/24	U.S. Dollars	278,298	Hungarian Forint	101,261,187	MSCS	2,157
04/15/24	U.S. Dollars	304,154	Brazilian Reals	1,518,182	MSCS	1,907
05/03/24	U.S. Dollars	301,255	Brazilian Reals	1,506,426	MSCS	1,882
06/21/24	Chilean Pesos	146,342,394	U.S. Dollars	147,843	MSCS	1,209
06/20/24	British Pounds	241,447	U.S. Dollars	304,000	MSCS	874
05/02/24	U.S. Dollars	145,559	Canadian Dollars	196,051	MSCS	756
Subtotal Appreciation						$352,297
04/02/24	U.S. Dollars	142,746	Brazilian Reals	717,456	MSCS	$(305)
05/08/24	U.S. Dollars	130,325	Euro	120,945	MSCS	(355)
06/20/24	U.S. Dollars	18,368	Turkish Lira	666,295	MSCS	(362)
06/21/24	U.S. Dollars	261,289	Chilean Pesos	257,016,794	MSCS	(486)
06/20/24	U.S. Dollars	609,000	Indian Rupees	50,951,985	MSCS	(488)
05/02/24	Canadian Dollars	215,169	U.S. Dollars	159,753	MSCS	(829)
05/03/24	Czech Republic Koruna	3,228,027	U.S. Dollars	138,645	MSCS	(1,042)
06/20/24	U.S. Dollars	608,000	Canadian Dollars	824,325	MSCS	(1,279)
06/20/24	U.S. Dollars	608,000	British Pounds	482,777	MSCS	(1,600)
06/20/24	U.S. Dollars	304,000	Hungarian Forint	112,099,635	MSCS	(1,698)
04/25/24	Swedish Kronor	2,773,174	U.S. Dollars	261,633	MSCS	(2,295)
06/20/24	Swedish Kronor	861,589	U.S. Dollars	84,041	MSCS	(3,275)
04/02/24	Brazilian Reals	3,017,677	U.S. Dollars	605,503	MSCS	(3,821)
06/20/24	British Pounds	274,619	U.S. Dollars	350,896	MSCS	(4,136)
06/20/24	Canadian Dollars	2,047,765	U.S. Dollars	1,518,000	MSCS	(4,446)
06/20/24	U.S. Dollars	455,000	Colombian Pesos	1,802,564,200	MSCS	(5,083)
06/20/24	Euro	557,073	Japanese Yen	90,903,010	MSCS	(5,084)
04/16/24	U.S. Dollars	157,857	Mexican Pesos	2,729,127	MSCS	(5,900)
06/20/24	U.S. Dollars	635,731	Mexican Pesos	10,807,078	MSCS	(5,994)
06/20/24	New Zealand Dollars	998,742	Australian Dollars	924,000	MSCS	(6,780)
06/12/24	South Korean Won	377,096,527	U.S. Dollars	287,840	MSCS	(7,283)
06/20/24	Swiss Francs	264,765	U.S. Dollars	304,000	MSCS	(7,738)
06/20/24	Swedish Kronor	6,324,400	Euro	557,000	MSCS	(10,067)
05/07/24	Japanese Yen	58,969,485	U.S. Dollars	402,484	MSCS	(10,692)
06/20/24	Czech Republic Koruna	22,578,865	U.S. Dollars	974,073	MSCS	(11,278)
06/20/24	Indian Rupees	151,806,870	U.S. Dollars	1,827,216	MSCS	(11,301)
06/20/24	Chinese Offshore Yuan	8,687,831	U.S. Dollars	1,213,000	MSCS	(12,144)
05/08/24	Euro	2,282,731	U.S. Dollars	2,482,083	MSCS	(15,597)
06/21/24	Chilean Pesos	431,541,259	U.S. Dollars	455,136	MSCS	(15,606)
06/20/24	Australian Dollars	2,298,319	U.S. Dollars	1,517,392	MSCS	(16,251)
06/20/24	Polish Zloty	4,537,968	U.S. Dollars	1,154,986	MSCS	(19,871)
06/20/24	Euro	1,887,765	U.S. Dollars	2,064,785	MSCS	(21,386)
04/10/24	British Pounds	1,948,748	U.S. Dollars	2,482,450	MSCS	(22,703)
06/20/24	South Korean Won	2,215,783,247	U.S. Dollars	1,678,004	MSCS	(29,016)
06/20/24	Japanese Yen	199,194,831	U.S. Dollars	1,362,228	MSCS	(29,740)
Subtotal Depreciation						$(295,931)
Total Forward Foreign Currency Contracts outstanding at March 31, 2024						$56,366

Swap Agreements outstanding at March 31, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day ESTR (Annually)	3.88% (Annually)	6/12/2024	EUR	126,647,934	$955	$—	$955
12.71% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	1,437,365	(6,282)	(59,806)	53,524
13.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	8,356,958	(57,066)	(391,546)	334,480
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	1,149	(174)	1,323
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.85% (Upon termination)	1/2/2026	BRL	55,748,958	54,580	5,468	49,112
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.92% (Upon termination)	1/2/2026	BRL	5,983,532	72,289	51,575	20,714
1-Day ESTR (Annually)	2.82% (Annually)	3/19/2026	EUR	14,360,000	(4,771)	(7,112)	2,341
1-Day CLP-TNA (Semiannually)	5.00% (Semiannually)	6/18/2026	CLP	11,121,430,000	11,842	6,483	5,359
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	6/19/2026	KRW	12,807,180,000	(13,928)	(16,127)	2,199
5.00% (Annually)	6-Month WIBOR (Semiannually)	6/19/2026	PLN	14,990,000	17,795	14,593	3,202
7-Day CFETS Repo Rate (Quarterly)	2.00% (Quarterly)	6/19/2026	CNY	36,910,000	8,193	7,451	742
Thai Overnight Repurchase Rate (Quarterly)	2.00% (Quarterly)	6/19/2026	THB	244,290,000	1,096	(3,130)	4,226
1-Day SOFR (Annually)	4.00% (Annually)	6/20/2026	USD	6,930,000	(45,917)	(50,506)	4,589
7.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	6/20/2026	COP	29,797,320,000	32,437	(849)	33,286
10.29% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	6,662,458	3,545	—	3,545
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.03% (Upon termination)	1/4/2027	BRL	1,502,188	27,977	—	27,977
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.53% (Upon termination)	1/4/2027	BRL	1,483,606	21,380	—	21,380
8.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	1,954,887	52,827	(6,797)	59,624
6-Month EURIBOR (Semiannually)	3.00% (Annually)	10/20/2027	EUR	12,480,000	151,531	45,726	105,805
1-Day ESTR (Annually)	2.67% (Annually)	4/22/2028	EUR	23,400,000	313,658	115,926	197,732
10.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	3,850,151	10,840	(4,865)	15,705
1-Day ESTR (Annually)	2.47% (Annually)	4/12/2029	EUR	9,850,000	31,708	(3,754)	35,462
8.50% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/13/2029	MXN	122,480,000	56,582	415	56,167
1-Day SONIA (Annually)	3.75% (Annually)	6/19/2029	GBP	9,010,000	13,467	(30,065)	43,532
3.50% (Annually)	3-Month TELBOR (Quarterly)	6/19/2029	ILS	4,740,000	21,023	7,321	13,702
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	6/19/2029	KRW	6,006,430,000	2,335	(7,650)	9,985
6.25% (Semiannually)	1-Day MIBOR (Semiannually)	6/19/2029	INR	334,650,000	12,254	4,149	8,105
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	6/19/2029	AUD	4,980,000	41,902	34,982	6,920
Thai Overnight Repurchase Rate (Quarterly)	2.25% (Quarterly)	6/19/2029	THB	116,870,000	12,188	1,789	10,399
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	12,840,000	468,805	238,088	230,717
1-Day SOFR (Annually)	4.31% (Annually)	10/5/2033	USD	10,910,000	277,047	34,308	242,739
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	15,220,000	362,116	238,393	123,723
1-Day SOFR (Annually)	3.85% (Annually)	11/15/2033	USD	12,020,000	46,632	11,411	35,221
1-Day ESTR (Annually)	2.37% (Annually)	1/19/2034	EUR	18,020,000	115,656	(16,349)	132,005
8.50% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/7/2034	MXN	29,630,000	19,931	2,316	17,615
1-Day SONIA (Annually)	3.75% (Annually)	6/19/2034	GBP	250,000	3,326	1,592	1,734
2.75% (Annually)	3-Month STIBOR (Quarterly)	6/19/2034	SEK	27,110,000	(29,711)	(54,368)	24,657
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	6/19/2034	KRW	1,966,990,000	391	(7,413)	7,804
3-Month New Zealand BBR FRA (Quarterly)	4.50% (Semiannually)	6/19/2034	NZD	1,160,000	8,992	3,560	5,432
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	6/19/2034	AUD	1,190,000	17,828	13,096	4,732
6-Month EURIBOR (Semiannually)	3.00% (Annually)	6/19/2034	EUR	5,990,000	251,212	240,969	10,243
Swiss Average Overnight Rate (Annually)	1.25% (Annually)	6/19/2034	CHF	4,030,000	44,317	25,128	19,189
3.75% (Annually)	1-Day SOFR (Annually)	6/20/2034	USD	1,270,000	4,418	599	3,819
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/21/2034	CLP	3,033,590,000	33,691	13,597	20,094
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	14,120,000	(287,613)	(389,172)	101,559
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	7,670,000	100,915	25,788	75,127

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	36,110,000	$1,285,243	$841,662	$443,581
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	30,290,000	850,761	585,823	264,938
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	10,910,000	52,639	(2,104)	54,743
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	32,030,000	649,459	474,724	174,735
3.51% (Annually)	1-Day SOFR (Annually)	11/29/2053	USD	1,820,000	(29,910)	(29,930)	20
Subtotal Appreciation					$5,091,734	$1,965,215	$3,126,519
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	22,114,689	$29,281	$773,298	$(744,017)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.75% (Upon termination)	1/2/2026	BRL	32,463,188	(33,303)	(2,536)	(30,767)
28-Day Mexico Interbank TIIE (Lunar)	9.25% (Lunar)	6/17/2026	MXN	192,610,000	(36,806)	(8,632)	(28,174)
1.00% (Annually)	Swiss Average Overnight Rate (Annually)	6/19/2026	CHF	40,760,000	(131)	20,070	(20,201)
3.00% (Annually)	1-Day ESTR (Annually)	6/19/2026	EUR	17,370,000	(88,745)	(78,999)	(9,746)
3-Month STIBOR (Quarterly)	3.25% (Annually)	6/19/2026	SEK	458,830,000	167,093	284,785	(117,692)
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/19/2026	AUD	30,490,000	(61,426)	(55,716)	(5,710)
4.25% (Annually)	1-Day SONIA (Annually)	6/19/2026	GBP	40,000	(26)	128	(154)
6-Month BUBOR (Semiannually)	5.50% (Annually)	6/19/2026	HUF	560,780,000	(29,471)	(3,873)	(25,598)
6-Month NIBOR (Semiannually)	4.50% (Annually)	6/19/2026	NOK	370,630,000	140,298	272,765	(132,467)
6-Month PRIBOR (Semiannually)	3.25% (Annually)	6/19/2026	CZK	80,930,000	(31,245)	(3,728)	(27,517)
Bank Of Canada Overnight Repo Rate (Semiannually)	4.25% (Semiannually)	6/19/2026	CAD	38,800,000	142,994	157,647	(14,653)
1-Day CLP-TNA (Semiannually)	4.50% (Semiannually)	6/21/2026	CLP	1,648,200,000	(15,783)	(8,342)	(7,441)
3.00% (Annually)	6-Month EURIBOR (Semiannually)	6/28/2026	EUR	1,248,382	(1,268)	714	(1,982)
4.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/28/2026	CAD	2,861,825	(1,451)	2,301	(3,752)
4.25% (Annually)	1-Day SOFR (Annually)	6/28/2026	USD	5,437,807	8,695	14,043	(5,348)
3-Month ASX BBSW (Quarterly)	3.75% (Quarterly)	6/29/2026	AUD	750,000	(85,434)	(1,813)	(83,621)
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	6,127,316	(12,070)	17,190	(29,260)
1-Day SOFR (Annually)	3.73% (Annually)	11/28/2027	USD	5,350,000	9,598	21,941	(12,343)
2.85% (Annually)	3-Month EURIBOR (Quarterly)	4/22/2028	EUR	23,400,000	(329,526)	(100,699)	(228,827)
3.98% (Annually)	1-Day SOFR (Annually)	8/31/2028	USD	35,430,000	(10,661)	(9,066)	(1,595)
11.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	9,990,531	(96,132)	(24,697)	(71,435)
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/19/2029	JPY	8,030,000,000	63,197	94,346	(31,149)
2.00% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/19/2029	CNY	39,950,000	22,942	31,176	(8,234)
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	6/21/2029	CLP	5,984,780,000	(63,819)	(4,214)	(59,605)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,829)	307	(3,136)
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/3/2033	JPY	838,000,000	(36,762)	(7,077)	(29,685)
2.54% (Annually)	6-Month EURIBOR (Semiannually)	1/19/2034	EUR	18,020,000	(143,025)	18,084	(161,109)
2.50% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	6/19/2034	THB	60,260,000	(2,448)	14,079	(16,527)
3-Month JIBAR (Quarterly)	9.75% (Quarterly)	6/19/2034	ZAR	28,390,000	(10,660)	21,760	(32,420)
3-Month TELBOR (Quarterly)	4.00% (Annually)	6/19/2034	ILS	2,950,000	(7,797)	4,281	(12,078)
4.00% (Annually)	6-Month NIBOR (Semiannually)	6/19/2034	NOK	16,230,000	(38,574)	(36,238)	(2,336)
6-Month BUBOR (Semiannually)	6.00% (Annually)	6/19/2034	HUF	883,410,000	(92,226)	14,512	(106,738)
6-Month PRIBOR (Semiannually)	3.50% (Annually)	6/19/2034	CZK	30,410,000	(17,776)	14,237	(32,013)
6-Month WIBOR (Semiannually)	4.75% (Annually)	6/19/2034	PLN	8,210,000	(31,273)	(18,190)	(13,083)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.50% (Semiannually)	6/19/2034	CAD	2,570,000	11,139	25,504	(14,365)
1-Day COP-IBR-OIS (Quarterly)	7.50% (Quarterly)	6/20/2034	COP	1,596,340,000	(3,512)	—	(3,512)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	32,700,000	(948,996)	(563,114)	(385,882)
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	34,310,000	(462,789)	(437,989)	(24,800)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	8/3/2038	JPY	906,000,000	(50,520)	(41,799)	(8,721)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,521)	512	(6,033)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	18,320,000	(132,361)	(21,002)	(111,359)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	21,130,000	(605,767)	(365,523)	(240,244)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	3,710,000	(2,957)	135,291	(138,248)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	8,180,000	(418,383)	(273,941)	(144,442)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.61% (Annually)	1-Day SOFR (Annually)	11/15/2053	USD	7,100,000	$(163,746)	$(65,204)	$(98,542)
2.75% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2054	EUR	3,600,000	(359,347)	(283,179)	(76,168)
Subtotal Depreciation					$(3,839,329)	$(476,600)	$(3,362,729)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2024					$1,252,405	$1,488,615	$(236,210)
Total Return Basket Swap Agreements outstanding at March 31, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE, OBFR01 or 1-Month LIBOR plus or minus a specified spread (-7.45% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	26-60 months maturity ranging from 05/26/2026 - 03/21/2029	GSC	$137,787,173	$(546,597)	$—	$(546,597)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Marriott International, Inc. Class A	3,552	$896,205	$13,337	(2.44)%
Walt Disney Co. (The)	5,632	689,132	55,061	(10.07)
Micron Technology, Inc.	(5,650)	666,078	(131,692)	24.09
Intel Corporation	(14,599)	644,838	5,581	(1.02)
Hyatt Hotels Corporation Class A	(4,004)	639,118	(20,428)	3.74
Applied Materials, Inc.	3,065	632,095	14,484	(2.65)
Paramount Global Class B	(50,521)	594,632	(11,207)	2.05
Old Dominion Freight Line, Inc.	2,678	587,312	7,676	(1.40)
Dominion Energy, Inc.	(11,928)	586,738	(25,167)	4.60
Vornado Realty Trust REIT	(19,361)	557,016	(57,938)	10.60
First Citizens BancShares, Inc. Class A	337	550,995	41,418	(7.58)
Booking Holdings, Inc.	149	540,554	18,678	(3.42)
Welltower, Inc. REIT	(5,753)	537,560	(3,053)	0.56
AGCO Corporation	4,120	506,842	34,018	(6.22)
Veeva Systems, Inc. Class A	2,134	494,426	7,224	(1.32)
General Dynamics Corporation	1,715	484,470	14,671	(2.68)
Landstar System, Inc.	2,485	479,009	10,417	(1.91)
NNN REIT, Inc.	11,190	478,261	(1,389)	0.25
Union Pacific Corporation	(1,943)	477,842	6,226	(1.14)
VeriSign, Inc.	2,514	476,428	(9,300)	1.70
Hilton Worldwide Holdings, Inc.	(2,214)	472,268	(19,503)	3.57
Waste Management, Inc.	(2,186)	465,946	(9,066)	1.66
Voya Financial, Inc.	6,288	464,809	33,467	(6.12)
Cardinal Health, Inc.	4,129	462,035	(13,876)	2.54
Celanese Corporation	(2,662)	457,491	(37,466)	6.85
Advance Auto Parts, Inc.	(5,369)	456,848	(49,121)	8.99
Entegris, Inc.	(3,177)	446,496	(2,717)	0.50
EOG Resources, Inc.	3,436	439,258	23,110	(4.23)
New York Times Co. (The) Class A	10,073	435,355	(9,239)	1.69
Monolithic Power Systems, Inc.	626	424,065	(26,449)	4.84
TransUnion	(5,225)	416,955	(1,610)	0.29

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Choice Hotels International, Inc.	3,274	$413,670	$(5,668)	1.04%
Emerson Electric Co.	(3,622)	410,807	(12,758)	2.33
News Corporation Class A	(15,670)	410,241	4,071	(0.74)
Deckers Outdoor Corporation	426	400,977	15,830	(2.90)
Chart Industries, Inc.	(2,418)	398,293	(46,304)	8.47
International Flavors & Fragrances, Inc.	(4,560)	392,114	(23,470)	4.29
Nexstar Media Group, Inc. Class A	2,261	389,548	13,693	(2.51)
General Motors Co.	8,571	388,695	50,087	(9.16)
Valero Energy Corporation	2,270	387,466	44,908	(8.22)
Zebra Technologies Corporation Class A	(1,257)	378,910	(25,866)	4.73
Western Digital Corporation	(5,538)	377,913	(33,504)	6.13
W.W. Grainger, Inc.	370	376,401	18,856	(3.45)
Ingersoll-Rand, Inc.	(3,950)	375,052	(20,736)	3.79
Hexcel Corporation	5,126	373,429	(8,669)	1.59
Domino’s Pizza, Inc.	749	372,163	39,941	(7.31)
Halliburton Co.	9,423	371,455	26,768	(4.90)
Equifax, Inc.	(1,385)	370,515	(5,770)	1.06
XPO Logistics, Inc.	(3,033)	370,117	653	(0.12)
KeyCorp	(23,329)	368,831	(24,800)	4.54
Other	(714,952)	113,999,499	(410,006)	75.02
		$137,787,173	$(546,597)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2023, see Schedule of Investments in the Fund’s Annual Report.

See the Notes to Financial Statements in the December 31, 2023 GuideStone Funds' Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of December 31, 2023, the average balance of derivative holdings by Fund during the period ended December 31, 2023, and the market values of loaned securities and collateral received for each of the Select Funds.